PIMCO Funds Prospectus

--------------------------------------------------------------------------------
SHORT DURATION BOND FUNDS
Money Market Fund             Low Duration Fund II
Short-Term Fund               Low Duration Fund III
Low Duration Fund

--------------------------------------------------------------------------------
INTERMEDIATE DURATION BOND FUNDS
GNMA Fund                     Total Return Fund III
Moderate Duration Fund        Total Return Mortgage Fund
Total Return Fund             Investment Grade Corporate Bond Fund
Total Return Fund II          High Yield Fund

--------------------------------------------------------------------------------
LONG DURATION BOND FUNDS
Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
REAL RETURN BOND FUNDS
Real Return Fund              Real Return Asset Fund
Real Return Fund II

--------------------------------------------------------------------------------
TAX EXEMPT BOND FUNDS
Short Duration Municipal      California Intermediate
 Income Fund                   Municipal Bond Fund
Municipal Bond Fund           California Municipal Bond Fund
                              New York Municipal Bond Fund

--------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
Global Bond Fund              Foreign Bond Fund
Global Bond Fund II           Emerging Markets Bond Fund

--------------------------------------------------------------------------------
STOCK AND BOND FUNDS
Strategic Balanced Fund       European Convertible Fund
Convertible Fund

--------------------------------------------------------------------------------
STOCK FUNDS
StocksPLUS Fund

This cover is not part of the Prospectus



Pacific
Investment
Management
Series

July 31, 2001

Share Classes
                                                           [LOGO of PIMCO Funds]
Ins Institutional
Adm Administrative

               PIMCO Funds Prospectus

PIMCO          This prospectus describes 30 mutual funds offered by PIMCO Funds:
Funds:         Pacific Investment Management Series. The Funds provide access to
Pacific        the professional investment advisory services offered by Pacific
Investment     Investment Management Company LLC ("PIMCO"). As of June 30, 2001,
Management     PIMCO managed approximately $221.8 billion in assets. The firm's
Series         institutional heritage is reflected in the PIMCO Funds offered in this prospectus.
July 31,
2001           This prospectus explains what you should know about the Funds before you invest. Please read it carefully.
Share
Classes        The Securities and Exchange Commission has not approved or
Institutional  disapproved these securities, or determined if this prospectus is
and            truthful or complete. Any representation to the contrary is a
Administrative criminal offense.


1  PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Money Market Fund..............................................   5
           Short-Term Fund................................................   7
           Low Duration Fund..............................................   9
           Low Duration Fund II...........................................  11
           Low Duration Fund III..........................................  13
           GNMA Fund......................................................  15
           Moderate Duration Fund.........................................  17
           Total Return Fund..............................................  19
           Total Return Fund II...........................................  21
           Total Return Fund III..........................................  23
           Total Return Mortgage Fund.....................................  25
           Investment Grade Corporate Bond Fund...........................  27
           High Yield Fund................................................  29
           Long-Term U.S. Government Fund.................................  31
           Real Return Fund...............................................  33
           Real Return Fund II............................................  35
           Real Return Asset Fund.........................................  37
           Short Duration Municipal Income Fund...........................  39
           Municipal Bond Fund............................................  41
           California Intermediate Municipal Bond Fund....................  43
           California Municipal Bond Fund.................................  45
           New York Municipal Bond Fund...................................  47
           Global Bond Fund...............................................  49
           Global Bond Fund II............................................  51
           Foreign Bond Fund..............................................  53
           Emerging Markets Bond Fund.....................................  55
           Strategic Balanced Fund........................................  57
           Convertible Fund...............................................  59
           European Convertible Fund......................................  61
           StocksPLUS Fund................................................  63
         Summary of Principal Risks.......................................  65
         Management of the Funds..........................................  68
         Investment Options...............................................  72
         Purchases, Redemptions and Exchanges.............................  73
         How Fund Shares are Priced.......................................  77
         Fund Distributions...............................................  78
         Tax Consequences.................................................  79
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  80
         Financial Highlights.............................................  89
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

               Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                                      Non-U.S.
                                                                                                      Dollar
                                                                                                      Denominated
                                       Main Investments   Duration              Credit Quality(1)     Securities(2)
---------------------------------------------------------------------------------------------------------------------
 Short         Money Market            Money market       (less than or =)      Min 95% Aaa or        0%
 Duration                              instruments        90 days dollar-       Prime 1; (less
 Bond Funds                                               weighted average      than or =) 5% Aa
                                                          maturity              or Prime 2
               ------------------------------------------------------------------------------------------------------
               Short-Term              Money market       0-1 year              B to Aaa; max 10%     0-5%(3)
                                       instruments and                          below Baa
                                       short maturity
                                       fixed income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Low Duration            Short maturity     1-3 years             B to Aaa; max 10%     0-20%(3)
                                       fixed income                             below Baa
                                       securities
               ------------------------------------------------------------------------------------------------------
               Low Duration II         Short maturity     1-3 years             A to Aaa              0%
                                       fixed income
                                       securities with
                                       quality and non-
                                       U.S. issuer
                                       restrictions
               ------------------------------------------------------------------------------------------------------
               Low Duration III        Short maturity     1-3 years             B to Aaa; max 10%     0-20%(3)
                                       fixed income                             below Baa
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
---------------------------------------------------------------------------------------------------------------------
 Intermediate  GNMA                    Short and          1-7 years             Baa to Aaa; max 1     0%
 Duration Bond                         intermediate                             below Aaa
 Funds                                 maturity
                                       mortgage-related
                                       fixed income
                                       securities
                                       issued by the
                                       Government
                                       National
                                       Mortgage
                                       Association
               ------------------------------------------------------------------------------------------------------
               Moderate Duration       Short and          2-5 years             B to Aaa; max 10%     0-20%(3)
                                       intermediate                             below Baa
                                       maturity fixed
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Total Return            Intermediate       3-6 years             B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                           below Baa
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Total Return II         Intermediate       3-6 years             Baa to Aaa            0%
                                       maturity fixed
                                       income
                                       securities with
                                       quality and
                                       non-U.S. issuer
                                       restrictions
               ------------------------------------------------------------------------------------------------------
               Total Return III        Intermediate       3-6 years             B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                           below Baa
                                       income
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
               ------------------------------------------------------------------------------------------------------
               Total Return Mortgage   Intermediate       2-6 years             Baa to Aaa; max 10%   0%
                                       maturity                                 below Aaa
                                       mortgage-related
                                       fixed income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Investment Grade        Corporate fixed    3-7 years             B to Aaa; max 10%     0-20%(3)
               Corporate Bond          income                                   below Baa
                                       securities
               ------------------------------------------------------------------------------------------------------
               High Yield              Higher yielding    2-6 years             B to Aaa; min 65%     0-15%(4)
                                       fixed income                             below Baa
                                       securities
---------------------------------------------------------------------------------------------------------------------
 Long Duration Long-Term               Long-term          (greater than         A to Aaa              0%
 Bond Funds    U.S. Government         maturity fixed     or =) 8 years
                                       income
                                       securities
---------------------------------------------------------------------------------------------------------------------
 Real Return   Real Return             Inflation-         N/A                   B to Aaa; max 10%     0-20%(3)
 Bond Funds                            indexed fixed                            below Baa
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Real Return II          Inflation-         N/A                   Baa to Aaa            0%
                                       indexed fixed
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Real Return Asset       Inflation-         N/A                   B to Aaa; max 20%     0-30%(3)
                                       indexed fixed                            below Baa
                                       income
                                       securities
---------------------------------------------------------------------------------------------------------------------
 Tax Exempt    Short Duration          Short and          0-2 years             Baa to Aaa            0%
 Bond Funds    Municipal Income        intermediate
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ------------------------------------------------------------------------------------------------------
               Municipal Bond          Intermediate and   3-10 years            Ba to Aaa; max        0%
                                       long-term                                10% below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ------------------------------------------------------------------------------------------------------
               California Intermediate Intermediate       3-7 years             B to Aaa; max 10%     0%
               Municipal Bond          maturity                                 below Baa
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
               ------------------------------------------------------------------------------------------------------
               California              Intermediate to    3-12 years            B to Aaa; max 10%     0%
               Municipal Bond          long-term                                below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
               ------------------------------------------------------------------------------------------------------
               New York                Intermediate to    3-12 years            B to Aaa; max 10%     0%
               Municipal Bond          long-term                                below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal and New
                                       York income tax)
---------------------------------------------------------------------------------------------------------------------
 International Global Bond             U.S. and non-      3-7 years             B to Aaa; max         25-75%(5)
 Bond Funds                            U.S.                                     10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Global Bond II          U.S. and hedged    3-7 years             B to Aaa; max         25-75%(5)
                                       non-U.S.                                 10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Foreign Bond            Intermediate       3-7 years             B to Aaa; max         (greater than
                                       maturity hedged                          10% below Baa         or =) 85%(5)
                                       non-U.S. fixed
                                       income
                                       securities
               ------------------------------------------------------------------------------------------------------
               Emerging Markets Bond   Emerging market    0-8 years             Caa to Aaa; max 35%   (greater than
                                       fixed income                             below B               or =) 80%(5)
                                       securities
---------------------------------------------------------------------------------------------------------------------
 Stock and     Strategic Balanced      45-75% in the      0-6 years(6)          B to Aaa; max         0-20%(3)(6)
 Bond                                  StocksPLUS Fund;                         10% below Baa(6)
 Funds                                 25-55% in the
                                       Total Return
                                       Fund
               ------------------------------------------------------------------------------------------------------
               Convertible             Convertible        N/A                   Caa to Aaa; max       0-20%(3)
                                       securities                               40% below Baa and
                                                                                10% below B
               ------------------------------------------------------------------------------------------------------
               European Convertible    European           N/A                   B to Aaa; max 40%     (greater than
                                       convertible                              below Baa             or =) 65%(7)
                                       securities
---------------------------------------------------------------------------------------------------------------------
 Stock Funds   StocksPLUS              S&P 500 stock      0-1 year              B to Aaa; max         0-20%(3)
                                       index                                    10% below Baa
                                       derivatives
                                       backed by a
                                       portfolio of
                                       short-term
                                       fixed-income
                                       securities
---------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund (except the Low Duration II, total Return II, Long-Term U.S. Government, Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to non-U.S. dollar-denominated securities.
(4) The percentage limitation relates to euro-denominated securities.
(5) The percentage limitation relates to securities of foreign issuers denominated in any currency.
(6) The Fund does not invest in securities directly, but in other PIMCO Funds with these characteristics.
(7) The percentage limitation relates to convertible securities issued by or convertible into a European issuer denominated in any currency.


3  PIMCO Funds: Pacific Investment Management Series

Fixed       The "Fixed Income Funds" are the Money Market, Short-Term, Low
Income      Duration, Low Duration II, Low Duration III, GNMA, Moderate
Instruments Duration, Real Return, Real Return II, Real Return Asset, Total
            Return, Total Return II, Total Return III, Total Return Mortgage,
            Investment Grade Corporate Bond, High Yield, Long-Term U.S.
            Government, Short Duration Municipal Income, Municipal Bond,
            California Intermediate Municipal Bond, California Municipal Bond,
            New York Municipal Bond, Global Bond, Global Bond II, Foreign
            Bond, and Emerging Markets Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least
            65% of its assets in "Fixed Income Instruments," which as used in this prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO Money Market Fund                        Ticker Symbols:
                                                           PMIXX (Inst. Class)
                                                           PMAXX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus            Credit Quality
Investments   Seeks maximum          Money market          Minimum 95% rated
and           current income,        instruments           Aaa or Prime 1;
Strategies    consistent with                              (less than or =) 5%
              preservation of        Average Portfolio     Aa or Prime 2
              capital and daily      Maturity
              liquidity              (less than            Dividend Frequency
                                     or =) 90 days         Declared daily and
                                     dollar-weighted       distributed monthly
                                     average maturity

            The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Market Risk
              .Credit Risk           .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

5  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                        [GRAPH]                             --------------------
                     Annual Return                          1/1/01-6/30/01 2.50%

              92    93    94    95    96                    Highest and Lowest
             ----  ----  ----  ----  ----                   Quarter Returns
             3.44% 2.80% 3.92% 6.06% 5.28%                  (for periods shown
                                                            in the bar chart)
                 97    98    99    00                       --------------------
                ----  ----  ----  ----                      Highest (4th Qtr.
                5.34% 5.34% 4.90% 6.20%                     '95)           1.72%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '93)           0.67%

                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                   Fund Inception
                                                    1 Year 5 Years (3/1/91)(3)
            ---------------------------------------------------------------------
            Institutional Class                     6.20%  5.41%   4.88%
            ---------------------------------------------------------------------
            Administrative Class                    5.96%  5.16%   4.63%
            ---------------------------------------------------------------------
            Salomon 3-Month Treasury Bill Index(1)  5.97%  5.25%   4.83%
            ---------------------------------------------------------------------
            Lipper Institutional Money Market Fund
             Average(2)                             6.16%  5.42%   4.93%
            ---------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin at 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.15%    None           0.20%       0.35%
            ------------------------------------------------------------------
            Administrative  0.15     0.25%          0.20        0.60
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.20%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class       Year 1       Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional     $36          $113         $197        $443
            -------------------------------------------------------------------
            Administrative     61           192          335         750
            -------------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO Short-Term Fund                         Ticker Symbols:
                                                          PTSHX (Inst. Class)
                                                          PSFAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         B to Aaa; maximum
and           current income,        instruments and      10% below Baa
Strategies    consistent with        short maturity
              preservation of        fixed income         Dividend Frequency
              capital and daily      securities           Declared daily and
              liquidity                                   distributed monthly
                                     Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO's forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

7  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                       [GRAPH]                              --------------------
                    Annual Return                           1/1/01-6/30/01 3.22%

             91    92    93    94    95                     Highest and Lowest
            ----  ----  ----  ----  ----                    Quarter Returns
            6.65% 3.63% 4.62% 2.90% 9.21%                   (for periods shown
                                                            in the bar chart)
             96    97    98    99    00                     --------------------
            ----  ----  ----  ----  ----                    Highest (4th Qtr.
            7.00% 6.51% 5.74% 5.24% 7.28%                   '95)           2.60%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)           0.19%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                     1 Year  5 Years   10 Years
         ----------------------------------------------------------------------
         Institutional Class                         7.28%   6.35%     5.86%
         ----------------------------------------------------------------------
         Administrative Class                        7.01%   6.09%     5.60%
         ----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill Index(1)      5.97%   5.25%     4.86%
         ----------------------------------------------------------------------
         Lipper Ultra-short Obligation Fund Avg(2)   6.56%   5.62%     5.44%
         ----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

            (2) The Lipper Ultra-short Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.76%       1.01%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.75        1.25
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.20% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.45% for the Institutional Class and 0.70% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class        Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional      $103        $322         $558        $1,236
            -------------------------------------------------------------------
            Administrative      127         397          686         1,511
            -------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Low Duration Fund                       Ticker Symbols:
                                                          PTLDX (Inst. Class)
                                                          PLDAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk        .Currency Risk
              .Credit Risk           .Liquidity Risk          .Leveraging Risk
              .Market Risk           .Mortgage Risk           .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

9  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                       [GRAPH]                              --------------------
                    Annual Return                           1/1/01-6/30/01 4.41%

             91     92    93    94    95                    Highest and Lowest
            -----  ----  ----  ----  -----                  Quarter Returns
            13.46% 7.69% 7.76% 0.63% 11.93%                 (for periods shown
                                                            in the bar chart)
             96    97    98    99    00                     --------------------
            ----  ----  ----  ----  ----                    Highest (3rd Qtr.
            6.14% 8.24% 7.16% 2.97% 7.70%                   '91)           3.90%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -0.32%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                        1 Year  5 Years 10 Years
         -----------------------------------------------------------------------
         Institutional Class                             7.70%   6.42%   7.31%
         -----------------------------------------------------------------------
         Administrative Class                            7.43%   6.16%   7.04%
         -----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        7.99%   5.92%   6.42%
         -----------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  7.35%   5.39%   6.28%
         -----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.24%       0.49%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.24        0.74
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.18% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.43% for the Institutional Class and 0.68% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class        Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional      $50         $157         $274        $616
            -------------------------------------------------------------------
            Administrative      76          237          411         918
            -------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Low Duration Fund II                    Ticker Symbols:
                                                          PLDTX (Inst. Class)
                                                          PDFAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       A to Aaa
and           total return,          fixed income
Strategies    consistent with        securities           Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

11  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                         More Recent Return
                                                         Information
                       [GRAPH]                           -----------------------
                    Annual Return                        1/1/01-6/30/01    4.49%

             92    93    94    95     96                 Highest and Lowest
            ----  ----  ----  ----   ----                Quarter Returns
            6.23% 6.58% 0.32% 11.78% 5.22%               (for periods shown
                                                         in the bar chart)
                97    98    99    00                     -----------------------
               ----  ----  ----  ----                    Highest (1st Qtr.
               7.62% 6.60% 2.55% 8.09%                   '95)              3.83%
                                                         -----------------------
                                                         Lowest (1st Qtr.
                                                         '94)             -0.61%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                  1 Year  5 Years (11/1/91)(3)
         ----------------------------------------------------------------------
         Institutional Class                       8.09%  6.00%  6.29%
         ----------------------------------------------------------------------
         Administrative Class                      7.78%  5.72%  6.02%
         ----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)  7.99%  5.92%  6.03%
         ----------------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(2)                              7.35%  5.39%  5.78%
         ----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 11/1/91. Index comparisons began on 10/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $51         $160         $280        $628
            -------------------------------------------------------------------
            Administrative       77          240          417         930
            -------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Low Duration Fund III                   Ticker Symbols:
                                                          PLDIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

13  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                       [GRAPH]                              --------------------
                    Annual Return                           1/1/01-6/30/01 3.73%

                97    98    99    00                        Highest and Lowest
               ----  ----  ----  ----                       Quarter Returns
               7.12% 6.65% 2.73% 7.42%                      (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.66%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)           0.29%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                         1 Year  (12/31/96)
         ----------------------------------------------------------------------
         Institutional Class                             7.42%   5.96%
         ----------------------------------------------------------------------
         Administrative Class                            7.17%   5.71%
         ----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        7.99%   6.16%
         ----------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  7.35%   5.58%
         ----------------------------------------------------------------------

             (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to
             2.99 years. It is not possible to invest directly in the index.

             (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $51         $160         $280        $628
            -------------------------------------------------------------------
            Administrative       77          240          417         930
            -------------------------------------------------------------------

                                                                 Prospectus 14

            PIMCO GNMA Fund                               Ticker Symbols:
                                                          PDMIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short to             Baa to Aaa; maximum
and           total return,          intermediate         10% below Aaa
Strategies    consistent with        maturity
              preservation of        mortgage-related     Dividend Frequency
              capital and            fixed income         Declared daily and
              prudent                securities           distributed monthly
              investment
              management             Average Portfolio
                                     Duration
                                     1-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

15  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                        [GRAPH]                             --------------------
                     Annual Return                          1/1/01-6/30/01 6.71%

                    98    99    00                          Highest and Lowest
                   ----  ----  ----                         Quarter Returns
                   6.10% 2.86% 11.60%                       (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '00)           4.34%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '99)          -0.48%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                    1 Year       (7/31/97)
         ----------------------------------------------------------------------
         Institutional Class                        11.60%       7.27%
         ----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)    7.99%       6.02%
         ----------------------------------------------------------------------
         Lehman Brothers GNMA Index(2)              11.11%       6.80%
         ----------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(3)           10.46%       5.93%
         ----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index, the Fund's former benchmark index, is an unmanaged index of U.S. Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lehman Brothers GNMA Index, the Fund's current benchmark index, is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association
                 (GNMA). The Fund has changed its benchmark index because the Lehman Brothers GNMA Index more closely reflects the universe of securities in which the Fund invests.
            (3) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $51         $160         $280        $628
            -------------------------------------------------------------------
            Administrative       77          240          417         930
            -------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Moderate Duration Fund                  Ticker Symbols:
                                                          PMDRX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short and            B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed
              preservation of        income securities    Dividend Frequency
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration
              management             2-5 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

17  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01 3.44%

                    97    98    99    00                    Highest and Lowest
                   ----  ----  ----  -----                  Quarter Returns
                   7.97% 8.11% 0.89% 10.13%                 (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           4.27%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -0.64%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                      1 Year      (12/31/96)
         -----------------------------------------------------------------------
         Institutional Class                          10.13%      6.72%
         -----------------------------------------------------------------------
         Lehman Brothers Intermediate
          Government/Corporate Bond Index(1)          10.10%      6.63%
         -----------------------------------------------------------------------
         Lipper Short Intermediate Investment
          Grade Debt Fund Avg(2)                       8.33%      5.70%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate Government/Corporate Bond
                Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Intermediate Investment Grade Debt Fund
                Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.20%       0.45%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.20        0.70
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.20%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $46         $144        $252        $567
            -------------------------------------------------------------------
            Administrative       72          224         390         871
            -------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Total Return Fund                       Ticker Symbols:
                                                          PTTRX (Inst. Class)
                                                          PTRAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity             10% below Baa
Strategies    consistent with        fixed income
              preservation of        securities           Dividend Frequency
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration
              management             3-6 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

19  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                            [GRAPH]                         More Recent Return
                         Annual Return                      Information
                                                            --------------------
                91     92      93      94      95           1/1/01-6/30/01 2.59%
              ------  -----  ------  ------  ------
              19.55%  9.73%  12.51%  -3.58%  19.77%         Highest and Lowest
                                                            Quarter Returns
               96      97     98      99      00            (for periods shown
              -----  ------  -----  ------  ------          in the bar chart)
              4.69%  10.16%  9.76%  -0.28%  12.09%          --------------------
                                                            Highest (3rd Qtr.
                                                            '91)           6.66%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.69%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
         -----------------------------------------------------------------------
         Institutional Class                             12.09% 7.19%   9.20%
         -----------------------------------------------------------------------
         Administrative Class                            11.81% 6.94%   8.94%
         -----------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)         11.63% 6.46%   7.96%
         -----------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                          9.90% 5.54%   7.59%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.24%       0.49%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.24        0.74
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.18% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.43% for the Institutional Class and 0.68% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $50         $157        $274        $616
            -------------------------------------------------------------------
            Administrative        76          237         411         918
            -------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Total Return Fund II                    Ticker Symbols:
                                                          PMBIX (Inst. Class)
                                                          PRADX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk         .Leveraging Risk
              .Credit Risk           .Derivatives Risk    .Liquidity Risk
              .Market Risk           .Mortgage Risk       .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

21  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                        [GRAPH]                             --------------------
                      Annual Return                         1/1/01-6/30/01 3.48%

             92      93      94      95     96              Highest and Lowest
            -----  ------  ------  ------  -----            Quarter Returns
            9.43%  10.90%  -2.21%  18.97%  3.85%            (for periods shown
                                                            in the bar chart)
                  97     98     99      00                  --------------------
                -----  -----   ------  ------               Highest (3rd Qtr.
                9.99%  9.62%   -1.07%  11.79%               '92)           5.57%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.60%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/30/91)(3)
         ----------------------------------------------------------------------
         Institutional Class                      11.79% 6.73%   7.74%
         ----------------------------------------------------------------------
         Administrative Class                     11.50% 6.44%   7.47%
         ----------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)  11.63% 6.46%   7.10%
         ----------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt
          Fund Avg(2)                              9.90% 5.54%   6.64%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Distribution               Total Annual
                                       and/or Service Other       Fund Operating
         Share Class     Advisory Fees (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%         None           0.26%       0.51%
         -----------------------------------------------------------------------
         Administrative  0.25          0.25%          0.26        0.76
         -----------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1       Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $52          $164         $285        $640
            -------------------------------------------------------------------
            Administrative       78           243          422         942
            -------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Total Return Fund III                   Ticker Symbols:
                                                          PTSAX (Inst. Class)
                                                          PRFAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             3-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

23  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                        [GRAPH]                             --------------------
                      Annual Return                         1/1/01-6/30/01 2.73%

             92      93     94      95     96               Highest and Lowest
            -----  ------  ------  ------  -----            Quarter Returns
            9.02%  12.64%  -3.43%  19.23%  4.63%            (for periods shown
                                                            in the bar chart)
                 97      98      99      00                 --------------------
                ------  ------  ------  ------              Highest (1st Qtr.
                10.21%  10.37%  -0.95%  10.11%              '95)           5.73%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.68%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (5/1/91)(3)
         ----------------------------------------------------------------------
         Institutional Class                      10.11% 6.78%   8.66%
         ----------------------------------------------------------------------
         Administrative Class                      9.83% 6.50%   8.39%
         ----------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)  11.63% 6.46%   7.81%
         ----------------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                         9.90% 5.54%   7.36%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 5/1/91. Index comparisons began on 4/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1       Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $51          $160        $280        $628
            -------------------------------------------------------------------
            Administrative       77           240         417         930
            -------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Total Return Mortgage Fund              Ticker Symbols:
                                                          PTRIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa; maximum
and           total return,          maturity fixed       10% below Aaa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

25  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                        [GRAPH]                             --------------------
                     Annual Return                          1/1/01-6/30/01 4.39%

                   98     99     00                         Highest and Lowest
                 -----  -----  ------                       Quarter Returns
                 7.23%  2.42%  12.25%                       (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '00)           4.30%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -0.13%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                               1 Year             (7/31/97)
         -----------------------------------------------------------------------
         Institutional Class                   12.25%             7.82%
         -----------------------------------------------------------------------
         Lehman Brothers Mortgage Index(1)     11.16%             6.80%
         -----------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)      10.46%             5.93%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 3.56 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $51         $160        $280        $628
            -------------------------------------------------------------------
            Administrative       77          240         417         930
            -------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Investment Grade Corporate Bond Fund    Ticker Symbols:
                                                          N/A (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Corporate fixed      B to Aaa; maximum
and           total return,          income               10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             3-7 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

27  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $51         $160        $280        $628
            -------------------------------------------------------------------
            Administrative        77          240         417         930
            -------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO High Yield Fund                         Ticker Symbols:
                                                          PHIYX (Inst. Class)
                                                          PHYAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Higher yielding      B to Aaa; minimum
and           total return,          fixed income         65% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Foreign Investment
              .Credit Risk           .Liquidity Risk         Risk
              .High Yield Risk       .Derivatives Risk      .Currency Risk
              .Market Risk           .Mortgage Risk         .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

29  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                             [GRAPH]                        --------------------
                          Annual Return                     1/1/01-6/30/01 2.78%

                    93      94     95     96                Highest and Lowest
                  ------  -----  ------  ------             Quarter Returns
                  18.70%  2.39%  20.68%  11.68%             (for periods shown
                                                            in the bar chart)
                    97      98     99      00               --------------------
                  ------  -----  ------  ------             Highest (1st Qtr.
                  13.21%  6.54%  2.82%   -0.44%             '93)           6.27%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '00)     -2.19%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                   1 Year 5 Years (12/16/92)(3)
            --------------------------------------------------------------------
            Institutional Class                    -0.44% 6.64%   9.19%
            --------------------------------------------------------------------
            Administrative Class                   -0.69% 6.38%   8.92%
            --------------------------------------------------------------------
            Lehman Brothers BB U.S. High Yield
             Index(1)                               3.73% 6.41%   8.20%
            --------------------------------------------------------------------
            Lipper High Current Yield Fund Avg(2)  -8.11% 3.60%   6.02%
            --------------------------------------------------------------------

            (1) The Lehman Brothers BB U.S. High Yield Index is an unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.28 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1       Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $51          $160        $280        $628
            -------------------------------------------------------------------
            Administrative        77           240         417         930
            -------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Long-Term U.S. Government Fund          Ticker Symbols:
                                                          PGOVX (Inst. Class)
                                                          PLGBX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            A to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             (greater than or =)
              management             8 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

31  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                           More Recent Return
                         [GRAPH]                           Information
                      Annual Return                        ---------------------
                                                           1/1/01-6/30/01 0.38%
             92      93      94      95     96
           ------  ------  ------  ------  -----           Highest and Lowest
           11.93%  18.57%  -7.39%  31.57%  0.71%           Quarter Returns
                                                           (for periods shown
                 97      98      99      00                in the bar chart)
               ------  ------  ------  ------              ---------------------
               15.02%  13.39%  -7.99%  20.38%              Highest (2nd Qtr.
                                                           '95)           10.76%
                                                           ---------------------
                                                           Lowest (1st Qtr.
                                                           '96)           -6.26%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                    Fund Inception
                                                     1 Year 5 Years (7/1/91)(3)
         -------------------------------------------------------------------------
         Institutional Class                         20.38% 7.79%   11.37%
         -------------------------------------------------------------------------
         Administrative Class                        20.09% 7.52%   11.10%
         -------------------------------------------------------------------------
         Lehman Long-Term Treasury Index(1)          20.28% 7.28%   10.17%
         -------------------------------------------------------------------------
         Lipper General U.S. Government Fund Avg(2)  11.90% 5.46%    7.10%
         -------------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of
                U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index.
            (2) The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund began operations on 7/1/91. Index comparisons began on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Distribution               Total Annual
                                       and/or Service Other       Fund Operating
         Share Class     Advisory Fees (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%         None           0.31%       0.56%
         -----------------------------------------------------------------------
         Administrative  0.25          0.25%          0.30        0.80
         -----------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $57         $179        $313        $701
            -------------------------------------------------------------------
            Administrative        82          255         444         990
            -------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Real Return Fund                        Ticker Symbols:
                                                          PRRIX (Inst. Class)
                                                          PARRX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Inflation-indexed    B to Aaa; maximum
and           Seeks maximum          fixed income         10% below Baa
Strategies    real return,           securities
              consistent with                             Dividend Frequency
              preservation of        Average Portfolio    Declared daily and
              real capital and       Duration             distributed monthly
              prudent                See description
              investment             below
              management

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes Index, which as of June 30, 2001 was 8.81 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Derivatives Risk     . Currency Risk
              . Credit Risk          . Liquidity Risk       . Leveraging Risk
              . Market Risk          . Issuer Non-          . Management Risk
              . Issuer Risk            Diversification      . Mortgage Risk
                                       Risk
                                     . Foreign
                                       Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (4/28/00), performance information shown in the table for that class is based on performance of the Fund's Institutional
            Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

33  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 7.39%

                                                            Highest and Lowest
                           [GRAPH]                          Quarter Returns
                        Annual Return                       (for periods shown
                                                            in the bar chart)
                      98     99     00                      --------------------
                     -----  -----  -----                    Highest (1st Qtr.
                     5.21%  5.72%  13.48%                   '00)           4.40%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '98)          -0.05%


                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                           1 Year (1/29/97)(3)
             -------------------------------------------------------------------
             Institutional Class                           13.48% 7.20%
             -------------------------------------------------------------------
             Administrative Class                          13.14% 6.92%
             -------------------------------------------------------------------
             Lehman U.S. Treasury Inflation Notes Index(1) 13.18% 5.50%
             -------------------------------------------------------------------
             Lipper Short U.S. Government Fund Avg(2)       7.87% 5.41%
             -------------------------------------------------------------------

             (1) The Lehman U.S. Treasury Inflation Notes Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 8.81 years as of
                 6/30/01. It is not possible to invest directly in the index.
             (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical
                 Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
             (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Distribution
                                       and/or                     Total Annual
                             Advisory  Service       Other        Fund Operating
            Share Class      Fees      (12b-1) Fees  Expenses(1)  Expenses
            --------------------------------------------------------------------
            Institutional    0.25%     None          0.29%        0.54%
            --------------------------------------------------------------------
            Administrative   0.25      0.25%         0.30         0.80
            --------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $55         $173        $302        $677
            -------------------------------------------------------------------
            Administrative       82          255         444         990
            -------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Real Return Fund II                     Ticker Symbols:
                                                          N/A (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Inflation-indexed    Baa to Aaa
and           Seeks maximum          fixed income
Strategies    real return,           securities           Dividend Frequency
              consistent with                             Declared daily and
              preservation of        Average Portfolio    distributed monthly
              real capital and       Duration
              prudent                See description
              investment             below
              management

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes Index, which as of June 30, 2001 was 8.81 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund may invest only in investment grade U.S. dollar-
            denominated securities that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Issuer Risk          . Leveraging Risk
              . Credit Risk          . Derivatives Risk     . Management Risk
              . Market Risk          . Liquidity Risk       . Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.

35  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution
                                  and/or                   Total Annual                Net Fund
                         Advisory Service      Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees Expenses(1) Expenses       Reduction(2) Expenses
         ---------------------------------------------------------------------------------------
         Institutional   0.25%    None         1.62%       1.87%          (1.37)%      0.50%
         ---------------------------------------------------------------------------------------
         Administrative  0.25     0.25%        1.62        2.12           (1.37)       0.75
         ---------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25% and organizational expenses.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.50% and 0.75%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class                       Year 1                  Year 3
            -------------------------------------------------------------------
            Institutional                     $51                     $160
            -------------------------------------------------------------------
            Administrative                     77                      240
            -------------------------------------------------------------------

                                                                   Prospectus 36

            PIMCO Real Return Asset Fund                Ticker Symbols:
                                                        N/A (Inst. Class)
                                                        N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Credit Quality
Investments   Objective             Inflation-          B to Aaa; maximum
and           Seeks maximum         indexed fixed       20% below Baa
Strategies    real return,          income
              consistent with       securities          Dividend Frequency
              prudent                                   Declared daily and
              investment            Average Portfolio   distributed monthly
              management            Duration
                                    See description
                                    below

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2001 was
            17.13 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a three- to seven-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Interest Rate Risk   . Derivatives Risk    . Currency Risk
             . Credit Risk          . Liquidity Risk      . Leveraging Risk
             . Market Risk          . Issuer Non-         . Management Risk
             . Issuer Risk            Diversification     . Mortgage Risk
                                      Risk
                                    . Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.

37  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution
                                  and/or                   Total Annual                Net Fund
                         Advisory Service      Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees Expenses(1) Expenses       Reduction(2) Expenses
         ---------------------------------------------------------------------------------------
         Institutional   0.50%    None         1.62%       2.12%          (1.37)%      0.75%
         ---------------------------------------------------------------------------------------
         Administrative  0.50     0.25%        1.62        2.37           (1.37)       1.00
         ---------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25% and organizational expenses representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.75% and 1.00%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class                       Year 1                   Year 3
            -------------------------------------------------------------------
            Institutional                     $ 77                     $240
            -------------------------------------------------------------------
            Administrative                     102                      318
            -------------------------------------------------------------------

                                                                   Prospectus 38

            PIMCO Short Duration Municipal Income Fund    Ticker Symbols:
                                                          PSDIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Short and            Baa to Aaa
and           Seeks high             intermediate
Strategies    current income         maturity             Dividend Frequency
              exempt from            municipal            Declared daily and
              federal income         securities           distributed monthly
              tax, consistent        (exempt from
              with preservation      federal income
              of capital.            tax)

                                     Average Portfolio
                                     Duration
                                     0-2 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Derivatives        . Management Risk
                Risk                   Risk               . California State
              . Credit Risk          . Mortgage Risk        Specific Risk
              . Market Risk          . Leveraging Risk    . New York State
              . Issuer Risk                                 Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

39  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                          [GRAPH]                           1/1/01-6/30/0 12.78%
                       Annual Return
                                                            Highest and Lowest
                            00                              Quarter Returns
                           -----                            (for periods shown
                           5.81%                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '00)          2.01%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '00)          1.01%

               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                    Fund Inception
                                                             1 Year (8/31/99)
             ---------------------------------------------------------------------
             Institutional Class                             5.81%  5.20%
             ---------------------------------------------------------------------
             Lehman Brothers 1-Year Municipal Bond Index(1)  5.34%  4.64%
             ---------------------------------------------------------------------
             Lipper Short Municipal Debt Fund Avg(2)         5.13%  4.32%
             ---------------------------------------------------------------------

            (1) The Lehman Brothers 1-Year Municipal Bond Index is an
                unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Classes   Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.20%    None           0.20%       0.40%
            ------------------------------------------------------------------
            Administrative  0.20     0.25%          0.19        0.64
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.19% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.39% for the Institutional Class. Interest Expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Classes         Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional         $41         $128        $224        $505
            -------------------------------------------------------------------
            Administrative         65          205         357         798
            -------------------------------------------------------------------

                                                                   Prospectus 40

            PIMCO Municipal Bond Fund                     Ticker Symbols:
                                                          PFMIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      Ba to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal income         municipal            Dividend Frequency
              tax, consistent        securities           Declared daily and
              with preservation      (exempt from         distributed monthly
              of capital.            federal income
              Capital                tax)
              appreciation is a
              secondary              Average Portfolio
              objective.             Duration
                                     3-10 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Liquidity Risk     . Management Risk
                Risk                 . Derivatives        . California State
              . Credit Risk            Risk                 Specific Risk
              . Market Risk          . Leveraging Risk    . New York State
              . Issuer Risk                                 Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

41  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01 5.23%

                      98     99      00                     Highest and Lowest
                    -----  ------  ------                   Quarter Returns
                    6.07%  -3.72%  10.29%                   (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           3.33%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -2.36%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (12/31/97)
         ----------------------------------------------------------------------
         Institutional Class                              10.29% 4.05%
         ----------------------------------------------------------------------
         Administrative Class                             10.00% 3.78%
         ----------------------------------------------------------------------
         Lehman Brothers General Municipal Bond Index(1)  11.69% 5.21%
         ----------------------------------------------------------------------
         Lipper General Municipal Debt Fund Avg(2)        10.86% 3.70%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers General Municipal Bond Index is an
                unmanaged index of municipal bonds with an average duration of
                7.89 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.25        0.75
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class           Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional         $51         $160        $280        $628
            -------------------------------------------------------------------
            Administrative         77          240         417         930
            -------------------------------------------------------------------

                                                                   Prospectus 42

            PIMCO California Intermediate
               Municipal Bond Fund                        Ticker Symbols:
                                                          PCIMX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities           Dividend Frequency
              California income      (exempt from         Declared daily and
              tax. Capital           federal and          distributed monthly
              appreciation is a      California income
              secondary              tax)
              objective.
                                     Average Portfolio
                                     Duration
                                     3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-Diversi-   .Leveraging Risk
              .California State       fication Risk         .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (9/7/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

43  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                         [GRAPH]                            1/1/01-6/30/01 3.50%
                      Annual Return
                                                            Highest and Lowest
                            00                              Quarter Returns
                          -----                             (for periods shown
                          10.61%                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '00)           2.83%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '00          2.13%)

               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (8/31/99)
         ----------------------------------------------------------------------
         Institutional Class                              10.61% 8.15%
         ----------------------------------------------------------------------
         Administrative Class                             10.35% 7.88%
         ----------------------------------------------------------------------
         Lehman Brothers Intermediate California Insured
          Municipal Bond Index(1)                          9.71% 7.08%
         ----------------------------------------------------------------------
         Lipper California Intermediate Municipal Debt
          Fund Avg(2)                                      9.66% 6.89%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate California Insured Municipal
                Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index.

            (2) The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of
of the      the Fund:
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.24        0.74
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.24% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.49% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $51         $160         $280        $628
            -------------------------------------------------------------------
            Administrative        76          237          411         918
            -------------------------------------------------------------------

                                                                   Prospectus 44

            PIMCO California
               Municipal Bond Fund                        Ticker Symbols:
                                                          PICMX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      B to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal and            municipal            Dividend Frequency
              California income      securities           Declared daily and
              tax. Capital           (exempt from         distributed monthly
              appreciation is a      federal and
              secondary              California income
              objective.             tax)

                                     Average Portfolio
                                     Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-Diversi    .Leveraging Risk
              .California State       fication Risk         .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

45  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of
of the      the Fund:
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.24        0.74
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.24%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class           Year 1       Year 3       Year 5     Year 10
            --------------------------------------------------------------------
            Institutional         $50          $157         $274       $616
            --------------------------------------------------------------------
            Administrative         76           237          411        918
            --------------------------------------------------------------------

                                                                   Prospectus 46

            PIMCO New York
               Municipal Bond Fund                        Ticker Symbols:
                                                          N/A (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      B to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal and New        municipal            Dividend Frequency
              York income tax.       securities           Declared daily and
              Capital                (exempt from         distributed monthly
              appreciation is a      federal and New
              secondary              York income tax)
              objective.
                                     Average Portfolio
                                     Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-Diversi-   .Leveraging Risk
              .New York State         fication Risk         .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

47  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                            [GRAPH]                         1/1/01-6/30/01 6.28%
                         Annual Return
                                                            Highest and Lowest
                               00                           Quarter Returns
                             ------                         (for periods shown
                             11.02%                         in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '00)          3.91%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '00)          1.52%

               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                           1 Year (8/31/99)
         -----------------------------------------------------------------------
         Institutional Class                               11.02% 8.26%
         -----------------------------------------------------------------------
         Lehman Brothers New York Insured Municipal Bond
          Index(1)                                         13.68% 9.11%
         -----------------------------------------------------------------------
         Lipper New York Intermediate Municipal Debt Fund
          Avg(2)                                           11.72% 7.08%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers New York Insured Municipal Bond Index is
                an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index.

            (2) The Lipper New York Intermediate Municipal Debt Fund Average
                is a total return performance average of Funds tracked by Lipper Analyticial Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.24        0.74
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.24% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.49% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class           Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional         $51         $160        $280        $628
            -------------------------------------------------------------------
            Administrative         76          237         411         918
            -------------------------------------------------------------------

                                                                   Prospectus 48

            PIMCO Global Bond Fund                        Ticker Symbols:
                                                          PIGLX (Inst. Class)
                                                          PADMX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and non-U.S.    B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity
              preservation of        fixed income         Dividend Frequency
              capital and            securities           Declared daily and
              prudent                                     distributed monthly
              investment             Average Portfolio
              management             Duration
                                     3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Foreign Investment    .Mortgage Risk
              .Credit Risk            Risk                  .Derivatives Risk
              .Market Risk           .Currency Risk         .Leveraging Risk
              .Issuer Risk           .Issuer Non-Diversi-   .Management Risk
                                      fication Risk
                                     .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

49  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                           More Recent Return
                                                           Information
                              [GRAPH]                      --------------------
                           Annual Return                   1/1/01-6/30/01
                                                                         -3.67%
                     94      95      96      97
                   ------  ------  ------  ------          Highest and Lowest
                   -1.70%  22.96%  10.32%  -0.90%          Quarter Returns
                                                           (for periods shown
                         98      99      00                in the bar chart)
                       ------  ------  -----               --------------------
                       12.50%  -4.29%  0.43%               Highest (1st Qtr.
                                                           '95)           8.40%
                                                           --------------------
                                                           Lowest (1st Qtr.
                                                           '97)          -4.40%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                 1 Year 5 Years (11/23/93)(3)
         ---------------------------------------------------------------------
         Institutional Class                     0.43%  3.41%   5.68%
         ---------------------------------------------------------------------
         Administrative Class                    0.18%  3.19%   5.45%
         ---------------------------------------------------------------------
         J.P. Morgan Global Index (Unhedged)(1)  2.33%  3.47%   5.35%
         ---------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)        3.10%  3.94%   4.83%
         ---------------------------------------------------------------------

            (1) The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.32%       0.57%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.31        0.81
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.30% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $58         $183        $318        $  714
            -------------------------------------------------------------------
            Administrative        83          259         450         1,002
            -------------------------------------------------------------------

                                                                   Prospectus 50

            PIMCO Global Bond Fund II                     Ticker Symbols:
                                                          PGBIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and hedged      B to Aaa; maximum
and           total return,          foreign              10% below Baa
Strategies    consistent with        intermediate
              preservation of        maturity fixed       Dividend Frequency
              capital                income securities    Declared daily and
                                                          distributed monthly
                                     Average Portfolio
                                     Duration
                                     3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate       .Foreign Investment      .Mortgage Risk
               Risk                 Risk                    .Derivatives Risk
              .Credit Risk         .Currency Risk           .Leveraging Risk
              .Market Risk         .Issuer Non-Diversi-     .Management Risk
              .Issuer Risk          fication Risk
                                   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class shares (2/25/98), performance information shown in the bar chart
            (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund's
            Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class shares, including no sales charges (loads) or distribution and/or service (12b-1) fees and lower administrative fees. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

51  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01 4.15%

               96     97     98     99     00               Highest and Lowest
             ------  -----  -----  -----  -----             Quarter Returns
             12.84%  8.68%  7.71%  0.29%  9.20%             (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '96)           5.39%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -1.72%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (10/2/95)(3)
            -------------------------------------------------------------------
            Institutional Class                    9.20% 7.66%   8.64%
            -------------------------------------------------------------------
            J.P. Morgan Global Index (Hedged)(1)  10.96% 8.44%   8.88%
            -------------------------------------------------------------------
            Lipper Global Income Fund Avg(2)       3.10% 3.94%   4.51%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.33%       0.58%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.33        0.83
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.30% and interest expense. Because the Administrative Class of the Fund was not operational during the last fiscal year, Other Expenses include interest expense incurred by the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1       Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $59          $186         $324        $726
            -------------------------------------------------------------------
            Administrative       82           255          444         990
            -------------------------------------------------------------------

                                                                   Prospectus 52

            PIMCO Foreign Bond Fund                       Ticker Symbols:
                                                          PFORX (Inst. Class)
                                                          PFRAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Intermediate         B to Aaa; maximum
and           Seeks maximum          maturity hedged      10% below Baa
Strategies    total return,          non-U.S. fixed
              consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-7 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate      . Foreign Investment     . Mortgage Risk
                Risk                 Risk                   . Derivatives
              . Credit Risk        . Currency Risk            Risk
              . Market Risk        . Issuer Non-            . Leveraging Risk
              . Issuer Risk          Diversification Risk   . Management Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

53  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01 3.02%

                  93      94      95      96                Highest and Lowest
                ------  ------  ------  ------              Quarter Returns
                16.40%  -7.30%  21.22%  18.89%              (for periods shown
                                                            in the bar chart)
                  97      98      99      00                --------------------
                ------  ------  ------  ------              Highest (4th Qtr.
                 9.60%  10.03%   1.56%   9.86%              '95)           7.23%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -4.22%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                  1 Year  5 Years (12/3/92)(3)
         -----------------------------------------------------------------------
         Institutional Class                      9.86%   9.85%   9.78%
         -----------------------------------------------------------------------
         Administrative Class                     9.59%   9.58%   9.51%
         -----------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)   9.71%   9.49%   9.18%
         -----------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  1.68%   3.36%   5.70%
         -----------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.68 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.25%    None           0.29%       0.54%
            -------------------------------------------------------------------
            Administrative  0.25     0.25%          0.28        0.78
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $55         $173         $302        $677
            -------------------------------------------------------------------
            Administrative       80          249          433         966
            -------------------------------------------------------------------

                                                                   Prospectus 54

            PIMCO Emerging Markets Bond Fund              Ticker Symbols:
                                                          PEBIX (Inst. Class)
                                                          PEBAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Emerging market      Caa to Aaa; maximum
and           Seeks maximum          fixed income         35% below B
Strategies    total return,          securities
              consistent with                             Dividend Frequency
              preservation of        Average Portfolio    Declared daily and
              capital and            Duration             distributed monthly
              prudent                0-8 years
              investment
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 35% of its assets in securities rated below B. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate      . Emerging Markets       . Liquidity Risk
                Risk                 Risk                   . Derivatives
              . Credit Risk        . Foreign Investment       Risk
              . High Yield Risk      Risk                   . Leveraging Risk
              . Market Risk        . Currency Risk          . Management Risk
              . Issuer Risk        . Issuer Non-
                                     Diversification Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

55  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                             [GRAPH]                        --------------------
                          Annual Return                     1/1/01-6/30/01
                                                                          10.96%
                     98         99        00
                   -------    ------    -------             Highest and Lowest
                   -11.76%    26.58%     14.59%             Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          12.27%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -21.05%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
         ----------------------------------------------------------------------
         Institutional Class                              14.59% 6.59%
         ----------------------------------------------------------------------
         Administrative Class                             14.31% 6.32%
         ----------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  15.66% 6.20%
         ----------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)           9.86% 1.55%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an
                unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.45%    None           0.48%       0.93%
            -------------------------------------------------------------------
            Administrative  0.45     0.25%          0.47        1.17
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for the Institutional Class and 1.10% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1      Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $ 95        $296         $515        $1,143
            -------------------------------------------------------------------
            Administrative        119         372          644         1,420
            -------------------------------------------------------------------

                                                                   Prospectus 56

            PIMCO Strategic Balanced Fund                 Ticker Symbols:
                                                          PSBIX (Inst. Class)
                                                          PSBAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus          Credit Quality
Investments   Seeks maximum          45-75% StocksPLUS   (of Underlying
and           total return,          Fund; 25-55%        Funds) B to Aaa;
Strategies    consistent with        Total Return Fund   maximum 10% below
              preservation of                            Baa
              capital and            Average Portfolio
              prudent                Duration (of        Dividend Frequency
              investment             Underlying Funds)   Declared and
              management             0-6 years           distributed
                                                         quarterly

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.
             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.
             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.
             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
             In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund are:

              .Allocation Risk       .Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              .Market Risk           .Derivatives Risk      .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (6/30/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.


57  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                            [GRAPH]                         --------------------
                        Annual Return                       1/1/01-6/30/01
                                                                         -2.31%
                  97      98      99      00
                ------  ------  ------  ------              Highest and Lowest
                24.17%  19.66%  11.56%  -1.73%              Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '97)          12.23%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)          -4.60%

                 Calendar Year End (through 12/31)



            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                           1 Year (6/28/96)(4)
         -----------------------------------------------------------------------
         Institutional Class                               -1.73% 13.86%
         -----------------------------------------------------------------------
         Administrative Class                              -1.77% 13.63%
         -----------------------------------------------------------------------
         S&P 500 Index(1)                                  -9.11% 18.00%
         -----------------------------------------------------------------------
         S&P 500 and Lehman Brothers Aggregate Bond Index
          Blend(2)                                         -1.00% 14.05%
         -----------------------------------------------------------------------
         Lipper Balanced Fund Avg(3)                        1.67% 11.49%
         -----------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static self-blended index consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. The Fund believes this self-blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution                                Total Annual
                         Advisory and/or Service Other       Underlying       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Fund Expenses(2) Expenses
         -----------------------------------------------------------------------------------
         Institutional   None     None           0.05%       0.59%            0.64%
         -----------------------------------------------------------------------------------
         Administrative  None     0.25%          0.05        0.59             0.89
         -----------------------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.05%.
            (2) Underlying Fund Expenses for the Fund are estimated based upon a 60%/40% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Fund Summaries of the Underlying Funds.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class           Year 1       Year 3      Year 5     Year 10
            -------------------------------------------------------------------
            Institutional         $65          $205        $357       $  798
            -------------------------------------------------------------------
            Administrative         91           284         493        1,096
            -------------------------------------------------------------------

                                                                   Prospectus 58

            PIMCO Convertible Fund                        Ticker Symbols:
                                                          PFCIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Convertible          Caa to Aaa; maximum
and           total return,          securities           40% below Baa and
Strategies    consistent with                             10% below B
              prudent                Average Portfolio
              investment             Duration             Dividend Frequency
              management             N/A                  Declared and
                                                          distributed quarterly

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stock or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Liquidity Risk        .Currency Risk
              .Credit Risk           .Smaller Company Risk  .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (8/01/00), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

59  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01
                                                                        -11.76%

                          [GRAPH]                           Highest and Lowest
                       Annual Return                        Quarter Returns
                                                            (for periods shown
                             00                             in the bar chart)
                           ------                           --------------------
                           -0.77%                           Highest (1st Qtr.
                                                            '00)         12.98%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '00         -10.38%)

               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                      1 Year     (3/31/99)
            -------------------------------------------------------------------
            Institutional Class                       -0.77%     21.70%
            -------------------------------------------------------------------
            Administrative Class                      -0.91%     21.47%
            -------------------------------------------------------------------
            First Boston Convertible Bond Index(1)    -7.83%     14.19%
            -------------------------------------------------------------------
            Lipper Convertible Securities Fund Avg(2)  0.47%     15.33%
            -------------------------------------------------------------------

            (1) The First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. It is not possible to invest directly in the index.
            (2) The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.40%    None           0.27%       0.67%
            -------------------------------------------------------------------
            Administrative  0.40     0.25%          0.25        0.90
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.65% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class         Year 1       Year 3       Year 5      Year 10
            -------------------------------------------------------------------
            Institutional       $68          $214         $373        $  835
            -------------------------------------------------------------------
            Administrative       92           287          498         1,108
            -------------------------------------------------------------------

                                                                   Prospectus 60

            PIMCO European Convertible Fund               Ticker Symbols:
                                                          N/A (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              European             B to Aaa; maximum
and           Seeks maximum          convertible          40% below Baa
Strategies    total return,          securities
              consistent with                             Dividend Frequency
              prudent                Average Portfolio    Declared and
              investment             Duration             distributed
              management             N/A                  quarterly

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of European convertible securities. European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country. European convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest its assets in securities denominated in any currency and may invest up to 35% of its assets in non-European issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Market Risk           .Derivatives Risk        .Leveraging Risk
              .Issuer Risk           .Liquidity Risk          .Management Risk
              .Interest Rate Risk    .Smaller Company Risk    .European
              .Credit Risk           .Foreign Investment Risk  Concentration
              .High Yield Risk       .Currency Risk            Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

61  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.50%    None           0.25%       0.75%
            -------------------------------------------------------------------
            Administrative  0.50     0.25%          0.25        1.00
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class        Year 1      Year 3       Year 5       Year 10
            -------------------------------------------------------------------
            Institutional      $ 77        $240         $417         $  930
            -------------------------------------------------------------------
            Administrative      102         318          552          1,225
            -------------------------------------------------------------------

                                                                   Prospectus 62

            PIMCO StocksPLUS Fund                         Ticker Symbols:
                                                          PSTKX (Inst. Class)
                                                          PPLAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks total            S&P 500 stock        B to Aaa; maximum
and           return which           index derivatives    10% below Baa
Strategies    exceeds that of        backed by a
              the S&P 500            portfolio of         Dividend Frequency
                                     short-term fixed     Declared and
                                     income securities    distributed quarterly

                                     Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Interest Rate Risk    .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Derivatives Risk      .Foreign Investment    .Management Risk
              .Credit Risk            Risk                  .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

63  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01
                                                                         -6.36%
                  94      95      96      97
                ------  ------  ------  ------              Highest and Lowest
                2.92%  40.52%  23.07%  32.85%               Quarter Returns
                                                            (for periods shown
                     98      99      00                     in the bar chart)
                   ------  ------  ------                   --------------------
                   28.33%  20.13%  -8.22%                   Highest (4th Qtr.
                                                            '98)          21.45%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)          -9.77%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                1 Year 5 Years  (5/13/93)(3)
         ---------------------------------------------------------------------
         Institutional Class                    -8.22% 18.26%   18.45%
         ---------------------------------------------------------------------
         Administrative Class                   -8.50% 17.86%   18.09%
         ---------------------------------------------------------------------
         S&P 500 Index(1)                       -9.11% 18.33%   17.52%
         ---------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(2)  -7.48% 15.99%   15.20%
         ---------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            -------------------------------------------------------------------
            Institutional   0.40%    None           0.25%       0.65%
            -------------------------------------------------------------------
            Administrative  0.40     0.25%          0.25        0.90
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class          Year 1       Year 3      Year 5      Year 10
            -------------------------------------------------------------------
            Institutional        $66          $208        $362        $  810
            -------------------------------------------------------------------
            Administrative        92           287         498         1,108
            -------------------------------------------------------------------

                                                                   Prospectus 64

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

65  PIMCO Funds: Pacific Investment Management Series

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European    When a Fund concentrates its investments in Europe, it may be
Concen-     affected significantly by economic, regulatory or political
tration     developments affecting European issuers. All countries in Europe
Risk        may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern
            European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

                                                                   Prospectus 66

Currency    Funds that invest directly in foreign (non-U.S.) currencies or in
Risk        securities that trade in, and receive revenues in, foreign (non-
            U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
             Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversifi-  diversified" may invest a greater percentage of their assets in
cation      the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

67  PIMCO Funds: Pacific Investment Management Series

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation  The Strategic Balanced Fund's investment performance depends upon
Risk how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying  Because the Strategic Balanced Fund invests all of its assets in
Fund        Underlying Funds, the risks associated with investing in the Fund
Risks       are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Ad-     for the Funds. Subject to the supervision of the Board of
ministrator Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.

                                                                   Prospectus 68

Advisory    Each Fund, except the Strategic Balanced Fund, pays PIMCO fees in
Fees        return for providing investment advisory services. For the fiscal year ended March 31, 2001, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                             Advisory Fees
         --------------------------------------------------------------
         Money Market Fund                                    0.15%
         Short Duration Municipal Income Fund                 0.20%
         Short-Term, Low Duration, Low Duration II, Low
          Duration III, GNMA, Moderate Duration, Real
          Return, Total Return, Total Return II, Total
          Return III, Total Return Mortgage, High Yield,
          Long-Term U.S. Government, Investment Grade
          Corporate Bond, Municipal Bond, California
          Intermediate Municipal Bond, California
          Municipal Bond, New York Municipal Bond,
          Global Bond, Global Bond II, and Foreign Bond
          Funds                                               0.25%
         Strategic Balanced*, Convertible and StocksPLUS
          Funds                                               0.40%
         Emerging Markets Bond Fund                           0.45%
         European Convertible Fund                            0.50%

            -------
            *Effective September 29, 2000, the advisory fee for the Strategic Balanced Fund was reduced to an annual rate of 0.00%.

             The Real Return II and Real Return Asset Funds were not
            operational during the fiscal year ended March 31, 2001. The investment advisory fees for the Real Return II and Real Return Asset Funds are at an annual rate of 0.25% and 0.50%, respectively, based upon the average daily net assets of the Fund.

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Institutional and
Fees        Administrative Class shareholders of each Fund pay an
            administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                               Administrative Fees
         ----------------------------------------------------------------------
         Low Duration and Total Return Funds                       0.18%
         Short Duration Municipal Income Fund                      0.19%
         Money Market, Short-Term and Moderate Duration
          Funds                                                    0.20%
         California Municipal Bond, California
          Intermediate Municipal Bond and New York
          Municipal Bond Funds                                     0.24%
         Low Duration II, Low Duration III, GNMA, Real
          Return, Total Return II, Total Return III, Total
          Return Mortgage, High Yield, Long-Term U.S.
          Government, Municipal Bond, Investment Grade
          Corporate Bond, Foreign Bond, Strategic
          Balanced*, Convertible, European Convertible and
          StocksPLUS Funds                                         0.25%
         Global Bond and Global Bond II Funds                      0.30%
         Emerging Markets Bond Fund                                0.40%

            -------
            *Effective September 29, 2000, the administrative fee for the Strategic Balanced Fund was reduced to an annual rate of 0.05%.

             The Real Return II and Real Return Asset Funds were not
            operational during the fiscal year ended March 31, 2001. The administrative fees for the Real Return II and Real Return Asset Funds are each at an annual rate of 0.25%, based upon the average daily net assets of the Fund.

Strategic   The Strategic Balanced Fund does not pay any fees to PIMCO under
Balanced    the Trust's investment advisory agreement in return for the
Fund Fees   advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

69  PIMCO Funds: Pacific Investment Management Series

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expense charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

                                                                   Prospectus 70

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

         Fund                      Portfolio Manager    Since   Recent Professional Experience
         -------------------------------------------------------------------------------------------------------
         Money Market              Paul A. McCulley     11/99   Managing Director, PIMCO. He has managed fixed
         Short-Term                                      8/99   income assets since joining PIMCO in 1999. Prior
                                                                to joining PIMCO, Mr. McCulley was associated
                                                                with Warburg Dillon Read as a Managing Director
                                                                from 1992-1999 and Head of Economic and Strategy
                                                                Research for the Americas from 1995-1999, where
                                                                he managed macro research world-wide.

         Low Duration              William H. Gross      5/87*  Managing Director, Chief Investment Officer and
         Low Duration II                                11/91*  a founding partner of PIMCO. He leads a team
         Low Duration III                               12/96*  which manages the Moderate Duration, Strategic
         Moderate Duration                              12/96*  Balanced and StocksPLUS Funds.
         Total Return                                    5/87*
         Total Return II                                12/91*
         Total Return III                                5/91*
         Strategic Balanced                              1/98
         StocksPLUS                                      1/98

         GNMA                      Scott A. Mather       9/00   Executive Vice President, PIMCO. He joined PIMCO
                                                                as a Portfolio Manager in 1998. Prior to that he
                                                                was a bond trader at Goldman Sachs & Co., where
                                                                he specialized in mortgage-backed securities.

         Total Return Mortgage     W. Scott Simon        4/00   Executive Vice President, PIMCO. He joined PIMCO
                                                                as a Portfolio Manager in 2000. Prior to that,
                                                                he was a Senior Managing Director and co-head of
                                                                mortgage-backed security pass-through trading at
                                                                Bear Stearns & Co.

         Real Return               John B. Brynjolfsson  1/97*  Executive Vice President, PIMCO. He joined PIMCO
         Real Return II                                  8/01** as a Portfolio Manager in 1989, and has managed
         Real Return Asset                               8/01** fixed income accounts for various institutional
                                                                clients and funds since 1992.

         Long-Term U.S. Government James M. Keller       4/00   Executive Vice President, PIMCO. He joined PIMCO
                                                                as a Portfolio Manager in 1996, and has managed
                                                                fixed income accounts for various institutional
                                                                clients since that time.

         Investment Grade          Chris P. Dialynas     4/00*  Managing Director, PIMCO. He is a Portfolio
          Corporate Bond                                        Manager and a senior member of PIMCO's
                                                                investment strategy group, and has been
                                                                associated with PIMCO since 1980.

         High Yield                Benjamin L. Trosky   12/92*  Managing Director, PIMCO. He joined PIMCO as a
                                                                Portfolio Manager in 1990, and has managed fixed
                                                                income accounts for various institutional
                                                                clients and funds since that time.

         Short Duration            Mark V. McCray        4/00   Executive Vice President, PIMCO. He joined PIMCO
          Municipal Income                                      as a Portfolio Manager in 2000. Prior to that,
         Municipal Bond                                  4/00   he was a bond trader from 1992-1999 at Goldman
         California Intermediate                         4/00   Sachs & Co. where he was appointed Vice
          Municipal Bond                                        President in 1996 and named co-head of municipal
         California                                      5/00*  bond trading in 1997 with responsibility for the
          Municipal Bond                                        firm's proprietary account and supervised
         New York                                        4/00   municipal bond traders.
          Municipal Bond

         Global Bond               Sudi Mariappa        11/00   Executive Vice President, PIMCO. He joined PIMCO
         Global Bond II                                 11/00   as a Portfolio Manager in 2000. Prior to joining
         Foreign Bond                                   11/00   PIMCO, Mr. Mariappa was a Managing Director with
                                                                Merrill Lynch from 1999-2000. Prior to that, he
                                                                was associated with Sumitomo Finance
                                                                International as an Executive Director in 1998,
                                                                and with Long-term Capital Management as a
                                                                strategist from 1995-1998.

         Emerging Markets Bond     Mohamed A. El-Erian   8/99   Managing Director, PIMCO. He joined PIMCO as a
                                                                Portfolio Manager in 1999. Prior to joining
                                                                PIMCO, he was a Managing Director from 1998-1999
                                                                for Salomon Smith Barney/Citibank, where he was
                                                                head of emerging markets research. Prior to that
                                                                he was associated with the International
                                                                Monetary Fund as a Deputy Director and Advisor
                                                                from 1983-1998.

         Convertible               Sandra K. Durn        4/99*  Senior Vice President, PIMCO. She joined PIMCO
         European Convertible                           11/00*  as a Portfolio Manager in 1999. Prior to joining
                                                                PIMCO in 1999, she was associated with Nicholas-
                                                                Applegate Capital Management where she was a
                                                                Convertible Securities Portfolio Manager from
                                                                1995-1999.

            -------
            * Since inception of the Fund.
            **Fund has not commenced operation as of the date of this prospectus.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, an
            indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

71  PIMCO Funds: Pacific Investment Management Series

            Investment Options--
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), as amended, and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                                                                   Prospectus 72

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

73  PIMCO Funds: Pacific Investment Management Series

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Trust's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the

                                                                   Prospectus 74
            plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile, e-mail or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

75  PIMCO Funds: Pacific Investment Management Series

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios

                                                                   Prospectus 76
            managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets

77  PIMCO Funds: Pacific Investment Management Series
            outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                                  Declared Daily
                                                     and Paid     Declared and
            Fund                                     Monthly     Paid Quarterly
            -------------------------------------------------------------------
            Fixed Income Funds                          .
            -------------------------------------------------------------------
            Strategic Balanced, Convertible,
             European Convertible and StocksPLUS
             Funds                                                     .
            -------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

                                                                   Prospectus 78

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Real Return, Real Return II and Real Return
            Asset Funds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek

79  PIMCO Funds: Pacific Investment Management Series
            to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

              . A Note on the Strategic Balanced Fund. The Strategic Balanced
            Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

             The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will

                                                                   Prospectus 80
            shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

             With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Except for the Money Market, Short Duration Municipal
and Other   Income, Municipal Bond, California Intermediate Municipal Bond,
Asset-      California Municipal Bond, New York Municipal Bond, Convertible
Backed      and European Convertible Funds, each Fund may invest all of its
Securities  assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

81  PIMCO Funds: Pacific Investment Management Series

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Participa-  investments generally will be in the form of loan participations
tions and   and assignments of portions of such loans. Participations and
Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield" or "junk" bonds.
Securities  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as

                                                                   Prospectus 82
            adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.
            An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of

83  PIMCO Funds: Pacific Investment Management Series
            inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

               .  Emerging Market Securities. Each Fund (except the Money
            Market, Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds) may invest up to 10% of its assets (5% in the case of the Short-Term, Low Duration and Low Duration III Funds) in securities of issuers based in countries with developing (or "emerging market") economies. The Emerging Markets Bond Fund may invest without limit in such securities.

             Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Low Duration II, Total Return II, Long-Term
            U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

                                                                   Prospectus 84

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts

85  PIMCO Funds: Pacific Investment Management Series
            whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                                                                   Prospectus 86

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Money Market and Municipal Bond Funds) may
Funding     also enter into, or acquire participations in, delayed funding
Loans and   loans and revolving credit facilities, in which a lender agrees to
Revolving   make loans up to a maximum amount upon demand by the borrower
Credit      during a specified term. These commitments may have the effect of
Facilities  requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  The Strategic Balanced Fund invests substantially all of its
in Other    assets in other investment companies. Each other Fund may invest
Investment  up to 10% of its assets in securities of other investment
Companies   companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction

87  PIMCO Funds: Pacific Investment Management Series
            costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

             With respect to the Strategic Balanced Fund, PIMCO does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis so the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 88

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

            Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or       Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period      Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended       of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
--------------------------------------------------------------------------------------------------------------------
Money Market Fund
 Institutional Class
 03/31/2001   $1.00       $0.06(a)      $0.00 (a)     $0.06       $(0.06)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1999    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1998    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1997    1.00        0.05          0.00          0.05        (0.05)       0.00          0.00          0.00
 Administrative Class
 03/31/2001    1.00        0.06(a)       0.00 (a)      0.06        (0.06)       0.00          0.00          0.00
 03/31/2000    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1999    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1998    1.00        0.05(a)       0.00 (a)      0.05        (0.05)       0.00          0.00          0.00
 03/31/1997    1.00        0.05          0.00          0.05        (0.05)       0.00          0.00          0.00
Short-Term Fund
 Institutional Class
 03/31/2001   $9.95       $0.64(a)      $0.10 (a)     $0.74       $(0.64)     $ 0.00        $ 0.00        $(0.02)
 03/31/2000   10.03        0.59(a)      (0.08)(a)      0.51        (0.59)       0.00          0.00          0.00
 03/31/1999   10.06        0.57(a)      (0.02)(a)      0.55        (0.57)       0.00          0.00         (0.01)
 03/31/1998   10.00        0.62(a)       0.06 (a)      0.68        (0.60)      (0.01)        (0.01)         0.00
 03/31/1997    9.92        0.61          0.08          0.69        (0.59)      (0.02)         0.00          0.00
 Administrative Class
 03/31/2001    9.95        0.60(a)       0.12 (a)      0.72        (0.62)       0.00          0.00         (0.02)
 03/31/2000   10.03        0.57(a)      (0.09)(a)      0.48        (0.56)       0.00          0.00          0.00
 03/31/1999   10.06        0.54(a)      (0.02)(a)      0.52        (0.54)       0.00          0.00         (0.01)
 03/31/1998   10.00        0.59(a)       0.07 (a)      0.66        (0.58)      (0.01)        (0.01)         0.00
 03/31/1997    9.92        0.58          0.08          0.66        (0.57)      (0.01)         0.00          0.00
Low Duration Fund
 Institutional Class
 03/31/2001   $9.81       $0.68(a)      $0.21 (a)     $0.89       $(0.65)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000   10.10        0.64(a)      (0.29)(a)      0.35        (0.63)      (0.01)         0.00          0.00
 03/31/1999   10.18        0.65(a)      (0.02)(a)      0.63        (0.65)       0.00         (0.01)        (0.05)
 03/31/1998    9.98        0.65(a)       0.23 (a)      0.88        (0.63)      (0.02)        (0.03)         0.00
 03/31/1997    9.95        0.64          0.03          0.67        (0.63)      (0.01)         0.00          0.00
 Administrative Class
 03/31/2001    9.81        0.62(a)       0.25 (a)      0.87        (0.63)      (0.02)         0.00          0.00
 03/31/2000   10.10        0.61(a)      (0.29)(a)      0.32        (0.60)      (0.01)         0.00          0.00
 03/31/1999   10.18        0.62(a)      (0.02)(a)      0.60        (0.62)       0.00         (0.01)        (0.05)
 03/31/1998    9.98        0.63(a)       0.22 (a)      0.85        (0.60)      (0.02)        (0.03)         0.00
 03/31/1997    9.95        0.62          0.03          0.65        (0.60)      (0.02)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

89 PIMCO Funds: Pacific Investment Management Series

                                                                  Ratio of Net
Tax Basis                Net Asset        Net Assets  Ratio of     Investment
 Return                    Value             End     Expenses to   Income to   Portfolio
   of          Total        End    Total  of Period    Average      Average    Turnover
 Capital   Distributions of Period Return   (000's)  Net Assets    Net Assets    Rate
----------------------------------------------------------------------------------------


  $0.00       $(0.06)     $ 1.00    6.20% $  135,990    0.35%         6.02%       N/A
   0.00        (0.05)       1.00    5.21     305,016    0.35          5.04        N/A
   0.00        (0.05)       1.00    5.14     322,290    0.35          4.85        N/A
   0.00        (0.05)       1.00    5.40      55,335    0.35          5.29        N/A
   0.00        (0.05)       1.00    5.19      23,497    0.40          5.08        N/A

   0.00        (0.06)       1.00    5.94       7,165    0.60          5.75        N/A
   0.00        (0.05)       1.00    4.96       9,791    0.60          4.79        N/A
   0.00        (0.05)       1.00    4.93       9,273    0.60          4.44        N/A
   0.00        (0.05)       1.00    5.12         749    0.60          5.04        N/A
   0.00        (0.05)       1.00    4.94          12    0.66          4.83        N/A


  $0.00       $(0.66)     $10.03    7.65% $  524,693    1.01%(c)      6.42%       121%
   0.00        (0.59)       9.95    5.19     589,203    0.64(c)       5.88         38
   0.00        (0.58)      10.03    5.63     495,752    0.45          5.66         47
   0.00        (0.62)      10.06    7.06     172,846    0.45          6.12         48
   0.00        (0.61)      10.00    7.12     156,515    0.47          6.12         77

   0.00        (0.64)      10.03    7.40       4,610    1.25(e)       6.01        121
   0.00        (0.56)       9.95    4.91      15,137    0.89(e)       5.67         38
   0.00        (0.55)      10.03    5.39       3,769    0.70          5.37         47
   0.00        (0.60)      10.06    6.80       5,147    0.70          5.86         48
   0.00        (0.58)      10.00    6.86       4,513    0.72          5.87         77


  $0.00       $(0.67)     $10.03    9.44% $3,950,592    0.49%(b)      6.86%       348%
   0.00        (0.64)       9.81    3.56   3,440,455    0.51(b)       6.40         82
   0.00        (0.71)      10.10    6.35   3,367,438    0.43          6.36        245
   0.00        (0.68)      10.18    9.00   2,759,531    0.43          6.39        309
   0.00        (0.64)       9.98    6.97   2,797,001    0.43          6.46        240

   0.00        (0.65)      10.03    9.17     151,774    0.74(d)       6.31        348
   0.00        (0.61)       9.81    3.30     118,874    0.75(d)       6.13         82
   0.00        (0.68)      10.10    6.09     128,212    0.68          6.09        245
   0.00        (0.65)      10.18    8.73      46,186    0.68          6.16        309
   0.00        (0.62)       9.98    6.71      23,564    0.68          6.21        240

-------
+   Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.45%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.68%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.70%.

                                                                   Prospectus 90

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Low Duration Fund II
 Institutional Class
 03/31/2001               $ 9.69     $0.62(a)      $ 0.29 (a)    $0.91       $(0.61)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                 9.95      0.58(a)       (0.27)(a)     0.31        (0.57)       0.00          0.00          0.00
 03/31/1999                10.00      0.58(a)        0.00 (a)     0.58        (0.58)       0.00          0.00         (0.05)
 03/31/1998                 9.81      0.22(a)        0.59 (a)     0.81        (0.56)      (0.04)        (0.02)         0.00
 03/31/1997                 9.82      0.62          (0.03)        0.59        (0.58)      (0.02)         0.00          0.00
 Administrative Class
 03/31/2001                 9.69      0.59(a)        0.30 (a)     0.89        (0.59)      (0.01)         0.00          0.00
 03/31/2000                 9.95      0.52(a)       (0.23)(a)     0.29        (0.55)       0.00          0.00          0.00
 03/31/1999                10.00      0.56(a)        0.00 (a)     0.56        (0.56)       0.00          0.00         (0.05)
 02/02/1998 - 03/31/1998   10.03      0.14(a)       (0.08)(a)     0.06        (0.08)      (0.01)         0.00          0.00
Low Duration Fund III
 Institutional Class
 03/31/2001               $ 9.66     $0.64(a)      $ 0.21 (a)    $0.85       $(0.63)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                 9.98      0.61(a)       (0.32)(a)     0.29        (0.61)       0.00          0.00          0.00
 03/31/1999                10.05      0.60(a)        0.00 (a)     0.60        (0.60)       0.00          0.00         (0.07)
 03/31/1998                 9.91      0.53(a)        0.24 (a)     0.77        (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.09)        0.06        (0.15)       0.00          0.00          0.00
 Administrative Class
 03/31/2001                 9.66      0.63(a)        0.20 (a)     0.83        (0.61)      (0.01)         0.00          0.00
 03/31/2000                 9.98      0.57(a)       (0.31)(a)     0.26        (0.58)       0.00          0.00          0.00
 03/19/1999 - 03/31/1999    9.97      0.02           0.01         0.03        (0.02)       0.00          0.00          0.00
GNMA Fund
 Institutional Class
 03/31/2001               $ 9.89     $0.63(a)      $ 0.60 (a)    $1.23       $(0.63)     $ 0.00        $(0.05)       $ 0.00
 03/31/2000                10.01      0.62(a)       (0.12)(a)     0.50        (0.62)       0.00          0.00          0.00
 03/31/1999                10.13      0.64(a)       (0.08)(a)     0.56        (0.64)       0.00          0.00         (0.04)
 07/31/1997 - 03/31/1998   10.00      0.43(a)        0.14 (a)     0.57        (0.42)       0.00         (0.02)         0.00
Moderate Duration Fund
 Institutional Class
 03/31/2001               $ 9.52     $0.64(a)      $ 0.47 (a)    $1.11       $(0.63)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                 9.94      0.60(a)       (0.42)(a)     0.18        (0.58)      (0.02)         0.00          0.00
 03/31/1999                10.14      0.60(a)        0.07 (a)     0.67        (0.60)       0.00         (0.11)        (0.16)
 03/31/1998                 9.83      0.38(a)        0.56 (a)     0.94        (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.17)       (0.02)       (0.15)       0.00          0.00          0.00
Total Return Fund
 Institutional Class
 03/31/2001               $ 9.96     $0.67(a)      $ 0.56 (a)    $1.23       $(0.65)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000                10.36      0.63(a)       (0.40)(a)     0.23        (0.60)      (0.03)         0.00          0.00
 03/31/1999                10.62      0.63(a)        0.16 (a)     0.79        (0.63)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.64(a)        0.62 (a)     1.26        (0.62)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.68          (0.02)        0.66        (0.66)      (0.02)         0.00          0.00
 Administrative Class
 03/31/2001                 9.96      0.64(a)        0.56 (a)     1.20        (0.62)      (0.02)         0.00          0.00
 03/31/2000                10.36      0.61(a)       (0.41)(a)     0.20        (0.58)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.61(a)        0.16 (a)     0.77        (0.61)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.61(a)        0.63 (a)     1.24        (0.60)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.66(a)       (0.02)(a)     0.64        (0.64)      (0.02)         0.00          0.00
Total Return Fund II
 Institutional Class
 03/31/2001               $ 9.67     $0.62(a)      $ 0.60 (a)    $1.22       $(0.61)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                10.11      0.58(a)       (0.44)(a)     0.14        (0.58)       0.00          0.00          0.00
 03/31/1999                10.26      0.59(a)        0.17 (a)     0.76        (0.59)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.63(a)        0.52 (a)     1.15        (0.60)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.61          (0.02)        0.59        (0.62)      (0.01)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

91  PIMCO Funds: Pacific Investment Management Series

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets   Ratio of     Investment
 Return                    Value                End     Expenses to   Income to   Portfolio
   of          Total        End    Total     of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)   Net Assets    Net Assets    Rate
-------------------------------------------------------------------------------------------


  $0.00       $(0.62)     $ 9.98    9.74 %  $   636,542    0.50%         6.37%       382%
   0.00        (0.57)       9.69    3.28        467,997    0.57(c)       5.88        117
   0.00        (0.63)       9.95    5.89        414,463    0.57(c)       5.79        322
   0.00        (0.62)      10.00    8.29        401,204    0.50          5.98        335
   0.00        (0.60)       9.81    6.33        339,375    0.51          6.31        237

   0.00        (0.60)       9.98    9.50             82    0.75          6.06        382
   0.00        (0.55)       9.69    3.01             71    1.17(d)       5.30        117
   0.00        (0.61)       9.95    5.63         22,594    0.85(d)       5.47        322
   0.00        (0.09)      10.00    0.58             56    0.75+         8.53+       335


  $0.00       $(0.64)     $ 9.87    9.06 %  $    42,924    0.50%         6.53%       419%
   0.00        (0.61)       9.66    2.98         32,349    0.55(c)       6.20         87
   0.00        (0.67)       9.98    6.10         26,549    0.50          5.94        167
   0.00        (0.63)      10.05    7.93         23,896    0.50          5.98        307
   0.00        (0.15)       9.91    0.58         10,056    0.49+         6.00+       155

   0.00        (0.62)       9.87    8.82             11    0.75          6.49        419
   0.00        (0.58)       9.66    2.71             10    0.82(d)       5.79         87
   0.00        (0.02)       9.98    0.15              6    0.75+         6.42+       167


  $0.00       $(0.68)     $10.44   12.96 %  $     9,963    0.50%         6.29%       808%
   0.00        (0.62)       9.89    5.16          4,308    1.60(e)       6.23        952
   0.00        (0.68)      10.01    5.71          4,119    2.37(e)       6.35        198
   0.00        (0.44)      10.13    5.86          3,748    1.81+(c)      6.30+       486


  $0.00       $(0.63)     $10.00   12.09 %  $   576,911    0.45%         6.54%       377%
   0.00        (0.60)       9.52    1.86        387,126    0.47          6.16        129
   0.00        (0.87)       9.94    6.70        317,400    0.45          5.94        169
   0.00        (0.63)      10.14    9.80        239,152    0.45          3.75         96
   0.00        (0.15)       9.83   (0.25)        13,458    0.44+         6.01+        49


  $0.00       $(0.67)     $10.52   12.80 %  $31,746,629    0.49%(b)      6.57%       450%
   0.00        (0.63)       9.96    2.33     24,900,321    0.54(b)       6.25        223
   0.00        (1.05)      10.36    7.60     21,711,396    0.43          5.91        154
   0.00        (0.91)      10.62   12.63     16,484,119    0.43          6.06        206
   0.00        (0.68)      10.27    6.60     12,528,536    0.43          6.60        173

   0.00        (0.64)      10.52   12.52      5,353,222    0.74(f)       6.31        450
   0.00        (0.60)       9.96    2.07      3,233,785    0.79(f)       6.01        223
   0.00        (1.03)      10.36    7.33      1,972,984    0.68          5.52        154
   0.00        (0.89)      10.62   12.36        481,730    0.68          5.74        206
   0.00        (0.66)      10.27    6.34        151,194    0.68          6.35        173


  $0.00       $(0.62)     $10.27   13.02%   $ 1,606,998    0.51%         6.24%       566%
   0.00        (0.58)       9.67    1.46      1,263,556    0.50          5.89        142
   0.00        (0.91)      10.11    7.46        986,690    0.50          5.65        213
   0.00        (0.74)      10.26   11.99        574,587    0.50          6.15        361
   0.00        (0.63)       9.85    6.15        478,451    0.50          6.38        293

-------
+   Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.51%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.68%.

                                                                   Prospectus 92

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
 Administrative Class
 03/31/2001                 9.67      0.59(a)        0.60 (a)      1.19       (0.58)      (0.01)         0.00          0.00
 03/31/2000                10.11      0.55(a)       (0.44)(a)      0.11       (0.55)       0.00          0.00          0.00
 03/31/1999                10.26      0.56(a)        0.17 (a)      0.73       (0.56)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.60(a)        0.52 (a)      1.12       (0.57)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.59          (0.02)         0.57       (0.60)      (0.01)         0.00          0.00
Total Return Fund III
 Institutional Class
 03/31/2001               $ 8.74     $0.57(a)      $ 0.45 (a)    $ 1.02      $(0.56)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                 9.27      0.55(a)       (0.53)(a)      0.02       (0.54)      (0.01)         0.00          0.00
 03/31/1999                 9.55      0.57(a)        0.20 (a)      0.77       (0.56)       0.00         (0.24)        (0.25)
 03/31/1998                 9.15      0.57(a)        0.56 (a)      1.13       (0.54)      (0.03)        (0.16)         0.00
 03/31/1997                 9.13      0.55           0.05          0.60       (0.55)      (0.02)         0.00         (0.01)
 Administrative Class
 03/31/2001                 8.74      0.55(a)        0.45 (a)      1.00       (0.54)      (0.01)         0.00          0.00
 03/31/2000                 9.27      0.54(a)       (0.54)(a)      0.00       (0.52)      (0.01)         0.00          0.00
 03/31/1999                 9.55      0.55(a)        0.20 (a)      0.75       (0.54)       0.00         (0.24)        (0.25)
 04/11/1997 - 03/31/1998    9.12      0.54(a)        0.58 (a)      1.12       (0.50)      (0.03)        (0.16)         0.00
Total Return Mortgage Fund
 Institutional Class
 03/31/2001               $ 9.97     $0.63(a)      $ 0.63 (a)    $ 1.26      $(0.63)     $ 0.00        $(0.18)       $ 0.00
 03/31/2000                10.19      0.59(a)       (0.21)(a)      0.38       (0.59)       0.00          0.00         (0.01)
 03/31/1999                10.24      0.58(a)        0.05 (a)      0.63       (0.58)       0.00         (0.03)        (0.07)
 07/31/1997 - 03/31/1998   10.00      0.41(a)        0.30 (a)      0.71       (0.46)       0.00         (0.01)         0.00
Investment Grade Corporate Fund
 Institutional Class
 04/28/2000 - 03/31/2001  $10.00     $0.72(a)      $ 0.72 (a)    $ 1.44      $(0.72)     $ 0.00        $(0.04)       $ 0.00
High Yield Fund
 Institutional Class
 03/31/2001               $10.22     $0.90(a)      $(0.33)(a)    $ 0.57      $(0.90)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                11.23      0.94(a)       (1.01)(a)     (0.07)      (0.93)      (0.01)         0.00          0.00
 03/31/1999                11.66      0.95(a)       (0.43)(a)      0.52       (0.94)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.98(a)        0.65 (a)      1.63       (0.98)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.92           0.34          1.26       (0.97)       0.00         (0.13)         0.00
 Administrative Class
 03/31/2001                10.22      0.88(a)       (0.33)(a)      0.55       (0.88)      (0.01)         0.00          0.00
 03/31/2000                11.23      0.91(a)       (1.01)(a)     (0.10)      (0.90)      (0.01)         0.00          0.00
 03/31/1999                11.66      0.93(a)       (0.43)(a)      0.50       (0.92)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.95(a)        0.65 (a)      1.60       (0.95)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.85(a)        0.38 (a)      1.23       (0.94)       0.00         (0.13)         0.00
Long-Term U.S. Government Fund
 Institutional Class
 03/31/2001               $ 9.79     $0.62(a)      $ 0.85 (a)    $ 1.47      $(0.61)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                10.30      0.61(a)       (0.50)(a)      0.11       (0.62)       0.00          0.00          0.00
 03/31/1999                10.57      0.63(a)        0.20 (a)      0.83       (0.64)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.52(a)        1.34 (a)      1.86       (0.62)       0.00         (0.06)         0.00
 03/31/1997                 9.96      0.79          (0.35)         0.44       (0.68)       0.00          0.00         (0.33)
 Administrative Class
 03/31/2001                 9.79      0.40(a)        1.05 (a)      1.45       (0.59)       0.00          0.00          0.00
 03/31/2000                10.30      0.57(a)       (0.49)(a)      0.08       (0.59)       0.00          0.00          0.00
 03/31/1999                10.57      0.60(a)        0.20 (a)      0.80       (0.61)       0.00          0.00         (0.46)
 09/23/1997 - 03/31/1998   10.17      0.26(a)        0.51 (a)      0.77       (0.31)       0.00         (0.06)         0.00
Real Return Fund
 Institutional Class
 03/31/2001               $ 9.92     $0.76(a)      $ 0.60 (a)     $1.36      $(0.80)     $ 0.00        $(0.08)       $ 0.00
 03/31/2000                 9.83      0.68(a)        0.11 (a)      0.79       (0.68)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.51(a)        0.10 (a)      0.61       (0.48)      (0.07)         0.00          0.00
 03/31/1998                 9.93      0.44(a)        0.05 (a)      0.49       (0.48)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997    9.92      0.11          (0.02)         0.09       (0.08)       0.00          0.00          0.00
 Administrative Class
 04/28/2000 - 03/31/2001    9.95      0.62(a)        0.58 (a)      1.20       (0.67)       0.00         (0.08)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

93 PIMCO Funds: Pacific Investment Management Series

                                                                     Ratio of Net
                          Net Asset          Net Assets  Ratio of     Investment
Tax Basis                   Value               End     Expenses to   Income to   Portfolio
  Return        Total        End    Total    of Period    Average      Average    Turnover
of Capital  Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
-------------------------------------------------------------------------------------------

   0.00         (0.59)      10.27   12.74        77,183    0.76(e)       6.00         566
   0.00         (0.55)       9.67    1.20        56,755    0.75          5.56         142
   0.00         (0.88)      10.11    7.19        54,736    0.75          5.33         213
   0.00         (0.71)      10.26   11.71        15,172    0.75          5.86         361
   0.00         (0.61)       9.85    5.88         5,304    0.75          6.13         293


  $0.00        $(0.57)     $ 9.19   12.15%   $  868,757    0.50%         6.46%        581%
   0.00         (0.55)       8.74    0.33       635,592    0.50          6.21         186
   0.00         (1.05)       9.27    8.20       488,243    0.50          5.85         216
   0.00         (0.73)       9.55   12.62       365,249    0.51          5.99         183
   0.00         (0.58)       9.15    6.76       193,297    0.51          6.21          90

   0.00         (0.55)       9.19   11.83        11,223    0.75          6.12         581
   0.00         (0.53)       8.74    0.08        10,144    0.75          6.11         186
   0.00         (1.03)       9.27    7.93         1,867    0.75          5.59         216
   0.00         (0.69)       9.55   12.46           178    0.76+         5.85+        183


  $0.00        $(0.81)     $10.42   13.14%   $   20,314    0.50%         6.22%        848%
   0.00         (0.60)       9.97    3.91         3,971    0.50          5.94       1,476
   0.00         (0.68)      10.19    6.27         4,128    0.50          5.66         158
   0.00         (0.47)      10.24    6.69         3,588    0.52+         6.07+        593


  $0.00        $(0.76)     $10.68   15.00%   $    5,751    0.50%+        7.54%+       253%


  $0.00        $(0.91)     $ 9.88    5.85%   $1,182,954    0.50%         8.91%         53%
   0.00         (0.94)      10.22   (0.74)    1,960,171    0.50          8.64          39
   0.00         (0.95)      11.23    4.73     2,162,868    0.50          8.41          39
   0.00         (1.07)      11.66   15.26     1,628,930    0.50          8.52          37
   0.00         (1.10)      11.10   12.04       744,498    0.50          8.77          67

   0.00         (0.89)       9.88    5.59       462,899    0.75          8.79          53
   0.00         (0.91)      10.22   (0.99)      354,296    0.75          8.40          39
   0.00         (0.93)      11.23    4.49       238,792    0.75          8.17          39
   0.00         (1.04)      11.66   14.98        69,937    0.75          8.21          37
   0.00         (1.07)      11.10   11.76        10,428    0.76          8.48          67


  $0.00        $(0.61)     $10.65   15.52%   $  234,088    0.56%(b)      6.13%      1,046%
   0.00         (0.62)       9.79    1.26       217,410    0.57(b)       6.29         320
   0.00         (1.10)      10.30    7.76       170,847    0.89(b)       5.83         364
   0.00         (0.68)      10.57   20.23        48,547    0.51          4.88         177
   0.00         (1.01)       9.39    4.48        19,995    0.63          7.63         402

   0.00         (0.59)      10.65   15.24        77,435    0.80(c)       3.91       1,046
   0.00         (0.59)       9.79    1.01        39,808    0.82(c)       5.82         320
   0.00         (1.07)      10.30    7.46        11,383    1.15(d)       5.58         364
   0.00         (0.37)      10.57    7.60         4,957     .76+         4.87+        177


  $0.00        $(0.88)     $10.40   14.44 %  $  557,849    0.54%         7.57%        202%
   0.00         (0.70)       9.92    8.37       207,826    0.53          6.91         253
   0.00         (0.55)       9.83    6.41        15,588    0.52          5.18         438
   0.00         (0.65)       9.77    4.70         5,526    0.52          4.46         967
   0.00         (0.08)       9.93    0.09         5,638    0.51+         6.54+        160
   0.00         (0.75)      10.40   12.70        51,359    0.80+(c)      6.61+        202

-------
+   Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.76%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.74%.

                                                                   Prospectus 94

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Short Duration Municipal Income Fund
 Institutional Class
 03/31/2001               $ 9.99     $0.45(a)      $ 0.16 (a)    $ 0.61      $(0.44)     $ 0.00        $ 0.00        $ 0.00
 08/31/1999 - 03/31/2000   10.00      0.23(a)       (0.01)(a)      0.22       (0.23)       0.00          0.00          0.00
Municipal Bond Fund
 Institutional Class
 03/31/2001               $ 9.47     $0.48(a)      $ 0.54 (a)    $ 1.02      $(0.47)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                10.12      0.46(a)       (0.65)(a)     (0.19)      (0.46)       0.00          0.00          0.00
 03/31/1999                 9.97      0.45(a)        0.14 (a)      0.59       (0.44)       0.00          0.00          0.00
 12/31/1997 - 03/31/1998   10.00      0.11(a)       (0.03)(a)      0.08       (0.11)       0.00          0.00          0.00
 Administrative Class
 03/31/2001                 9.47      0.45(a)        0.55 (a)      1.00       (0.45)       0.00          0.00          0.00
 03/31/2000                10.12      0.44(a)       (0.65)(a)     (0.21)      (0.44)       0.00          0.00          0.00
 09/30/1998 - 03/31/1999   10.25      0.21          (0.13)         0.08       (0.21)       0.00          0.00          0.00
California Intermediate Municipal Bond Fund
 Institutional Class
 03/31/2001               $10.05     $0.48(a)      $ 0.56 (a)    $ 1.04      $(0.46)     $ 0.00        $(0.03)       $ 0.00
 08/31/1999 - 03/31/2000   10.00      0.25(a)        0.06 (a)      0.31       (0.24)       0.00         (0.02)         0.00
 Administrative Class
 03/31/2001                10.05      0.45(a)        0.57 (a)      1.02       (0.44)       0.00         (0.03)         0.00
 09/07/1999 - 03/31/2000   10.02      0.22(a)        0.05 (a)      0.27       (0.22)       0.00         (0.02)         0.00
California Municipal Bond Fund
 Institutional Class
 05/16/2000 - 03/31/2001  $10.00     $0.43(a)      $ 0.78 (a)    $ 1.21      $(0.43)     $ 0.00        $(0.43)       $ 0.00
New York Municipal Bond Fund
 Institutional Class
 03/31/2001               $ 9.94     $0.45(a)      $ 0.79 (a)    $ 1.24      $(0.45)     $ 0.00        $(0.09)       $ 0.00
 08/31/1999 - 03/31/2000   10.00      0.23(a)       (0.04)(a)      0.19       (0.23)       0.00         (0.02)         0.00
Global Bond Fund
 Institutional Class
 03/31/2001               $ 9.01     $0.48(a)      $(0.56)(a)    $(0.08)     $(0.06)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                 9.76      0.57(a)       (0.75)(a)     (0.18)      (0.46)      (0.06)         0.00          0.00
 03/31/1999                 9.70      0.52(a)        0.14 (a)      0.66       (0.36)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.66(a)       (0.10)(a)      0.56       (0.53)       0.00          0.00         (0.19)
 03/31/1997                10.05      0.70          (0.01)         0.69       (0.44)       0.00         (0.44)         0.00
 Administrative Class
 03/31/2001                 9.01      0.46(a)       (0.56)(a)     (0.10)      (0.06)       0.00          0.00          0.00
 03/31/2000                 9.76      0.55(a)       (0.75)(a)     (0.20)      (0.45)      (0.05)         0.00          0.00
 03/31/1999                 9.70      0.51(a)        0.14 (a)      0.65       (0.35)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.59(a)       (0.05)(a)      0.54       (0.51)       0.00          0.00         (0.19)
 08/01/1996 - 03/31/1997   10.28      0.51          (0.23)         0.28       (0.26)       0.00         (0.44)         0.00
Global Bond Fund II
 Institutional Class
 03/31/2001               $ 9.41     $0.55(a)      $ 0.51 (a)    $ 1.06      $(0.56)     $ 0.00        $(0.08)       $(0.22)
 03/31/2000                 9.89      0.56(a)       (0.46)(a)      0.10       (0.55)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92      0.52(a)        0.06 (a)      0.58       (0.52)       0.00         (0.01)        (0.08)
 02/25/1998 - 03/31/1998    9.82      0.06(a)        0.09 (a)      0.15        0.00       (0.05)         0.00          0.00
Foreign Bond Fund
 Institutional Class
 03/31/2001               $10.03     $0.58(a)      $ 0.51 (a)    $ 1.09      $(0.59)     $ 0.00        $ 0.00        $(0.21)
 03/31/2000                10.63      0.64(a)       (0.45)(a)      0.19       (0.64)       0.00         (0.15)         0.00
 03/31/1999                10.74      0.58(a)        0.24 (a)      0.82       (0.58)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.66(a)        0.61 (a)      1.27       (0.63)       0.00         (0.31)         0.00
 03/31/1997                10.50      0.80           1.00          1.80       (0.40)       0.00         (1.49)         0.00
 Administrative Class
 03/31/2001                10.03      0.55(a)        0.51 (a)      1.06       (0.56)       0.00          0.00         (0.21)
 03/31/2000                10.63      0.61(a)       (0.45)(a)      0.16       (0.61)       0.00         (0.15)         0.00
 03/31/1999                10.74      0.56(a)        0.24 (a)      0.80       (0.56)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.63(a)        0.61 (a)      1.24       (0.60)       0.00         (0.31)         0.00
 01/28/1997 - 03/31/1997   10.54      0.59          (0.67)        (0.08)      (0.05)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

95 PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------


 $ 0.00       $(0.44)     $10.16    6.22 %   $ 13,645     0.40%         4.48%       208%
  (0.43)       (0.23)       9.99    2.19       10,725     0.39+(b)      3.92%+      171


  $0.00       $(0.47)     $10.02   11.13 %   $ 23,478     0.50%         4.89%       306%
   0.00        (0.46)       9.47   (1.81)       5,684     0.50          4.80        145
   0.00        (0.44)      10.12    6.04        5,894     0.50          4.41         70
   0.00        (0.11)       9.97    0.78        3,023     0.50+         4.46+        60

   0.00        (0.45)      10.02   10.86        4,811     0.75          4.66        306
   0.00        (0.44)       9.47   (2.07)       3,141     0.75          4.58        145
   0.00        (0.21)      10.12    0.83        1,419     0.75+         2.11+        70


  $0.00       $(0.49)     $10.60   10.60 %   $ 87,531     0.50%         4.62%       257%
   0.00        (0.26)      10.05    3.16        8,415     0.49+(c)      4.22+       357
   0.00        (0.47)      10.60   10.36        1,717     0.74          4.28        257
   0.00        (0.24)      10.05    2.73           10     0.75+(d)      3.95+       357


 $ 0.00       $(0.86)     $10.35   12.49 %   $ 11,941     0.49%+        4.76%+      338%


 $ 0.00       $(0.54)     $10.64   12.77 %   $  3,753     0.50%         4.41%       973%
  (0.21)       (0.25)       9.94    1.93        3,058     0.49+(e)      4.00+       270


 $(0.42)      $(0.48)     $ 8.45   (0.83)%   $307,686     0.57%(f)      5.58%       416%
  (0.05)       (0.57)       9.01   (1.81)     271,538     0.71 (f)      6.12        301
   0.00        (0.60)       9.76    6.90      266,984     0.55          5.35        143
   0.00        (0.72)       9.70    5.85      256,274     0.55          6.64        389
   0.00        (0.88)       9.86    6.78      215,631     0.56          7.51        911

  (0.40)       (0.46)       8.45   (1.07)       2,142     0.81 (g)      5.33        416
  (0.05)       (0.55)       9.01   (2.05)       2,238     0.92 (g)      5.91        301
   0.00        (0.59)       9.76    6.78        1,326     0.80          5.21        143
   0.00        (0.70)       9.70    5.57        1,548     0.80          6.39        389
   0.00        (0.70)       9.86    2.97          346     0.78+         5.66+       911


  $0.00       $(0.86)     $ 9.61   11.87 %   $ 62,895     0.58%(f)      5.86%       422%
   0.00        (0.58)       9.41    1.11       84,926     0.61(f)       5.92        290
   0.00        (0.61)       9.89    6.06       29,044     0.55          5.29        236
   0.00        (0.05)       9.92    1.02       24,517     0.55+         6.24+       369


 $ 0.00       $(0.80)     $10.32   11.34 %   $482,480     0.54%         5.78%       417%
   0.00        (0.79)      10.03    1.96      421,831     0.69(h)       6.20        330
   0.00        (0.93)      10.63    7.92      530,325     0.50          5.39        376
   0.00        (0.94)      10.74   12.64      392,198     0.50          6.32        280
   0.00        (1.89)      10.41   17.69      234,880     0.50          7.88        984

   0.00        (0.77)      10.32   11.06       17,056     0.78          5.36        417
   0.00        (0.76)      10.03    1.70        4,824     0.97(i)       6.01        330
   0.00        (0.91)      10.63    7.65        2,096     0.75          5.13        376
   0.00        (0.91)      10.74   12.34          315     0.75          6.07        280
   0.00        (0.05)      10.41   (0.72)          30     0.79+         7.63+       984

-------
+   Annualized.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.02%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.80%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(i) Ratio of expenses to average net assets excluding interest expense is 0.75%.

                                                                   Prospectus 96

                         Net Asset               Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net       and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income      Investments    Operations    Income      Income     Capital Gains Capital Gains
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund
 Institutional Class
 03/31/2001               $ 8.61     $ 0.82 (a)     $ 0.20 (a)    $ 1.02      $(0.83)      $0.00        $ 0.00        $(0.40)
 03/31/2000                 7.51       0.86 (a)       1.11 (a)      1.97       (0.87)       0.00          0.00          0.00
 03/31/1999                 9.67       0.87 (a)      (2.11)(a)     (1.24)      (0.87)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00       0.46 (a)      (0.18)(a)      0.28       (0.46)       0.00         (0.15)         0.00
 Administrative Class
 03/31/2001                 8.61       0.80 (a)       0.20 (a)      1.00       (0.81)       0.00          0.00         (0.40)
 03/31/2000                 7.51       0.83 (a)       1.12 (a)      1.95       (0.85)       0.00          0.00          0.00
 09/30/98 - 03/31/1999      6.82       0.45 (a)       0.74 (a)      1.19       (0.45)       0.00          0.00         (0.05)
Strategic Balanced Fund
 Institutional Class
 03/31/2001               $12.80     $ 0.90 (a)     $(1.88)(a)    $(0.98)     $(0.67)      $0.00        $ 0.00        $(0.69)
 03/31/2000                12.76       0.80 (a)       0.44 (a)      1.24       (0.74)       0.00         (0.15)        (0.31)
 03/31/1999                12.60       0.89 (a)       0.60 (a)      1.49       (0.66)       0.00         (0.67)         0.00
 03/31/1998                10.32       1.30 (a)       2.05 (a)      3.35       (0.84)       0.00         (0.23)         0.00
 06/28/1996 - 03/31/1997   10.00       0.85           0.31          1.16       (0.63)       0.00         (0.21)         0.00
 Administrative Class
 03/31/2001                12.79       0.90 (a)      (1.88)(a)     (0.98)      (0.65)       0.00          0.00         (0.69)
 06/30/99 - 03/31/2000     13.17       0.62 (a)       0.07 (a)      0.69       (0.61)       0.00         (0.15)        (0.31)
Convertible Fund
 Institutional Class
 03/31/2001               $15.77     $ 0.01 (a)     $(3.50)(a)    $(3.49)     $(0.25)      $0.00        $ 0.00        $(0.70)
 03/31/2000                10.00       0.07 (a)       5.97 (a)      6.04       (0.03)      (0.15)        (0.09)         0.00
 Administrative Class
 08/01/2000 - 03/31/2001   14.49      (0.03)(a)      (2.19)(a)     (2.22)      (0.21)       0.00          0.00         (0.70)
European Convertible Fund
 Institutional Class
 11/30/2000 - 03/31/2001  $10.00     $ 0.04 (a)     $(0.03)(a)    $ 0.01      $(0.04)      $0.00        $ 0.00        $ 0.00
StocksPLUS Fund
 Institutional Class
 03/31/2001               $14.15     $ 0.06 (a)     $(2.84)(a)    $(2.78)     $(0.26)      $0.00        $ 0.00        $(0.91)
 03/31/2000                14.32       1.08 (a)       1.33 (a)      2.41       (1.10)       0.00         (0.97)        (0.51)
 03/31/1999                14.09       0.97 (a)       1.32 (a)      2.29       (0.82)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.90 (a)       3.23 (a)      5.13       (1.41)       0.00         (1.09)         0.00
 03/31/1997                11.16       1.27           0.82          2.09       (1.27)       0.00         (0.52)         0.00
 Administrative Class
 03/31/2001                14.03      (0.07)(a)      (2.72)(a)     (2.79)      (0.25)       0.00          0.00         (0.91)
 03/31/2000                14.25       1.10 (a)       1.23 (a)      2.33       (1.07)       0.00         (0.97)        (0.51)
 03/31/1999                14.06       1.10 (a)       1.13 (a)      2.23       (0.80)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.89 (a)       3.19 (a)      5.08       (1.39)       0.00         (1.09)         0.00
 01/07/1997 - 03/31/1997   11.56       0.14          (0.09)         0.05       (0.15)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

97  PIMCO Funds: Pacific Investment Management Series

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of      Investment
 Return                    Value               End     Expenses to    Income to   Portfolio
   of          Total        End    Total    of Period    Average       Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets     Net Assets    Rate
-------------------------------------------------------------------------------------------


  $0.00       $(1.23)     $ 8.40    12.94 %  $ 46,239     0.93%(c)       9.73%       902%
   0.00        (0.87)       8.61    27.90      12,614     0.89          10.69        328
   0.00        (0.92)       7.51   (12.55)      3,641     0.85          11.08        315
   0.00        (0.61)       9.67     3.10       3,676     0.86+          7.21+       695

   0.00        (1.21)       8.40    12.65       7,793     1.17(d)        9.46        902
   0.00        (0.85)       8.61    27.60      13,490     1.14          10.30        328
   0.00        (0.50)       7.51    17.88         118     1.10+          6.24+       315


  $0.00       $(1.36)     $10.46    (8.31)%  $ 47,236     0.43%(e)       7.31%       651%
   0.00        (1.20)      12.80    10.05     124,934     0.65           6.19        176
   0.00        (1.33)      12.76    12.36      97,945     0.65           7.00         82
   0.00        (1.07)      12.60    33.40      38,806     0.65          10.84         56
   0.00        (0.84)      10.32    11.83      10,360     0.90+          9.72+        95

   0.00        (1.34)      10.47    (8.34)        488     0.63(e)        7.30        651
   0.00        (1.07)      12.79     5.47         709     0.90+          6.48+       176


  $0.00       $(0.95)     $11.33   (23.00)%  $ 65,980     0.67%          0.08%       225%
   0.00        (0.27)      15.77    60.66     168,224     0.65(b)        0.50        247
   0.00        (0.91)      11.36   (16.25)        322     0.90+         (0.32)+      225


  $0.00       $(0.04)     $ 9.97     0.10 %    $4,997     0.75%+(f)      1.27%+      175%


  $0.00       $(1.17)     $10.20   (20.93)%  $420,050     0.65%          0.48%       270%
   0.00        (2.58)      14.15    17.82     620,144     0.65           7.42         92
   0.00        (2.06)      14.32    17.65     512,953     0.65           6.92         81
   0.00        (2.50)      14.09    47.75     416,600     0.65          13.74         30
   0.00        (1.79)      11.46    19.44     235,829     0.65          11.78         47

   0.00        (1.16)      10.08   (21.21)     35,474     0.90          (0.55)       270
   0.00        (2.55)      14.03    17.31      28,403     0.90           7.61         92
   0.00        (2.04)      14.25    17.21      11,302     0.90           7.83         81
   0.00        (2.48)      14.06    47.19       2,143     0.90          13.49         30
   0.00        (0.15)      11.46     0.34         682     0.95+          4.83+        47

-------
+   Annualized.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(c) Ratio of expenses to average net assets excluding interest expense 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense 1.10%.
(e) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.78%.

                                                                   Prospectus 98

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

            Corporate and Municipal Bond Ratings
Moody's
Investors    Aaa: Bonds which are rated Aaa are judged to be of the best
Service,    quality. They carry the smallest degree of investment risk and are
Inc.        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1 PIMCO Funds: Pacific Investment Management Series

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate   Moody's short-term debt ratings are opinions of the ability of
Short-      issuers to repay punctually senior debt obligations which have an
Term Debt   original maturity not exceeding one year. Obligations relying upon
Ratings     support mechanisms such as letters of credit and bonds of
            indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Short-      There are four rating categories for short-term municipal bonds
Term        that define an investment grade situation, which are listed below.
Municipal   In the case of variable rate demand obligations (VRDOs), a two-
Bond        component rating is assigned. The first element represents an
Ratings     evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                                                  Prospectus A-2

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

            Corporate and Municipal Bond Ratings
Standard
& Poor's    Investment Grade
Ratings      AAA: Debt rated AAA has the highest rating assigned by S&P.
Service     Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3 PIMCO Funds: Pacific Investment Management Series

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

                                                                  Prospectus A-4

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5 PIMCO Funds: Pacific Investment Management Series

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management
Series      -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads 1775 Eye Street N.W., Washington, D.C.
            20006

            -------------------------------------------------------------------

The Trust's         You may get free     You may review
Statement of        copies of any of     and copy informa-
Additional          these materials,     tion about the
Information         request other        Trust, including
("SAI") and         information about    its SAI, at the
annual and semi-    a Fund, or make      Securities and
annual reports to   shareholder          Exchange
shareholders        inquiries by         Commission's
include             calling the Trust    public ref-
additional          at 1-800-927-4648    erence room in
information about   or PIMCO Infolink    Washington, D.C.
the Funds. The      Audio Response       You may call the
SAI and the         Network at 1-800-    Commission at 1-
financial           987-4626, or by      202-942-8090 for
statements          writing to:          information about
included in the                          the operation of
Funds' most         PIMCO Funds:         the public
recent annual       Pacific              reference room.
report to           Investment           You may also
shareholders are    Management Series    access reports
incorporated by     840 Newport          and other
reference into      Center Drive         informa- tion
this prospectus,    Suite 300            about the Trust
which means they    Newport Beach, CA    on the
are part of this    92660                Commission's Web
prospectus for                           site at
legal purposes.                          www.sec.gov. You
The Funds' annual                        may get copies of
report discusses                         this information,
the market                               with payment of a
conditions and                           duplication fee,
investment                               by writing the
strategies that                          Public Reference
significantly                            Section of the
affected each                            Commission,
Fund's                                   Washington, D.C.
performance                              20549-0102, or by
during its last                          e-mailing your
fiscal year.                             request to
                                         publicinfo@sec.gov.

                                         Reference the
                                         Trust's
                                         Investment
                                         Company Act file
                                         number in your
                                         correspondence.

Investment Company Act file no. 811-5028

[LOGO OF PIMCO FUNDS]

PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PIMS INST 07.01

JULY 31, 2001


                 PIMCO Funds Prospectus




Share Classes    SHORT DURATION BOND FUNDS          MORTGAGE-BACKED BOND FUNDS
   A  B  C       Money Market Fund                  GNMA Fund
                 Short-Term Fund                    Total Return Mortgage Fund
                 Low Duration Fund
                                                    INFLATION-INDEXED BOND FUNDS
                 INTERMEDIATE DURATION BOND FUNDS   Real Return Fund
                 Total Return Fund
                                                    CONVERTIBLE FUNDS
                 LONG DURATION BOND FUNDS           Convertible Fund
                 Long-Term U.S. Government
                 Fund                               STOCK AND BOND FUNDS
                                                    Strategic Balanced Fund
                 INTERNATIONAL BOND FUNDS
                 Global Bond Fund II                ENHANCED INDEX STOCK FUNDS
                 Foreign Bond Fund                  StocksPLUS Fund
                 Emerging Markets Bond Fund

                 HIGH YIELD BOND FUNDS
                 High Yield Fund



                                                                       P I M C O
                                                                           FUNDS

This cover is not part of the Prospectus

            PIMCO Funds Prospectus

PIMCO       This prospectus describes 15 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company LLC ("PIMCO"). As of June 30, 2001, Management PIMCO managed approximately $221.8 billion in assets.
Series
            This prospectus explains what you should know about the Funds
July 31,    before you invest. Please read it carefully.
2001
            The Securities and Exchange Commission has not approved or
Share       disapproved these securities, or determined if this prospectus is
Classes     truthful or complete. Any representation to the contrary is a
A, B        criminal offense.
and C

1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Convertible Fund...............................................   5
           Emerging Markets Bond Fund.....................................   7
           Foreign Bond Fund..............................................   9
           Global Bond Fund II............................................  11
           GNMA Fund......................................................  13
           High Yield Fund................................................  15
           Long-Term U.S. Government Fund.................................  17
           Low Duration Fund..............................................  19
           Money Market Fund..............................................  21
           Real Return Fund...............................................  23
           Short-Term Fund................................................  25
           StocksPLUS Fund................................................  27
           Strategic Balanced Fund........................................  29
           Total Return Fund..............................................  31
           Total Return Mortgage Fund.....................................  33
         Summary of Principal Risks.......................................  35
         Management of the Funds..........................................  37
         Investment Options...............................................  40
         How Fund Shares are Priced.......................................  43
         How to Buy and Sell Shares.......................................  44
         Fund Distributions...............................................  47
         Tax Consequences.................................................  48
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  49
         Financial Highlights.............................................  57
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.


                                                                                                     Non-U.S.
                                                                                                     Dollar
                                                                                                     Denominated
                                         Main Investments   Duration            Credit Quality(1)    Securities(2)
 -----------------------------------------------------------------------------------------------------------------
 Short Duration    Money Market          Money market       (less than or =)    Min 95% Aaa or       0%
 Bond Funds                              instruments        90 days dollar-     Prime 1; (less
                                                            weighted average    than or =) 5%
                                                            maturity            Aa or Prime 2
                   -----------------------------------------------------------------------------------------------
                   Short-Term            Money market       0-1 year            B to Aaa; max        0-5%(3)
                                         instruments and                        10% below Baa
                                         short maturity
                                         fixed income
                                         securities
                   -----------------------------------------------------------------------------------------------
                   Low Duration          Short maturity     1-3 years           B to Aaa; max        0-20%(3)
                                         fixed income                           10% below Baa
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 Intermediate      Total Return          Intermediate       3-6 years           B to Aaa; max        0-20%(3)
 Duration                                maturity fixed                         10% below Baa
 Bond Funds                              income
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 Long Duration     Long-Term             Long-term          (greater than       A to Aaa             0%
 Bond Funds        U.S. Government       maturity fixed     or =) 8 years
                                         income
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 International     Global Bond II        U.S. and hedged    3-7 years           B to Aaa; max        25-75%(5)
 Bond Funds                              non-U.S.                               10% below Baa
                                         intermediate
                                         maturity fixed
                                         income
                                         securities
                   -----------------------------------------------------------------------------------------------
                   Foreign Bond          Intermediate       3-7 years           B to Aaa; max        (greater than
                                         maturity hedged                        10% below Baa        or =) 85%(5)
                                         non-U.S. fixed
                                         income
                                         securities
                   -----------------------------------------------------------------------------------------------
                   Emerging              Emerging market    0-8 years           Caa to Aaa; max      (greater than
                   Markets Bond          fixed income                           35% below B          or =) 80%(5)
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 High Yield        High Yield            Higher yielding    2-6 years           B to Aaa; min        0-15%(4)
 Bond Funds                              fixed income                           65% below Baa
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 Mortgage-Backed   GNMA Fund             Short and          1-7 years           Baa to Aaa; max      0%
 Bond Funds                              intermediate                           10% below Aaa
                                         maturity
                                         mortgage-related
                                         fixed income
                                         securities
                                         issued by the
                                         Government
                                         National
                                         Mortgage
                                         Association
                   -----------------------------------------------------------------------------------------------
                   Total Return Mortgage Intermediate       2-6 years           Baa to Aaa; max      0%
                                         maturity                               10% below Aaa
                                         mortgage-related
                                         fixed income
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 Inflation-Indexed Real Return           Inflation-         N/A                 B to Aaa; max        0-20%(3)
 Bond Funds                              indexed fixed                          10% below Baa
                                         income
                                         securities
 -----------------------------------------------------------------------------------------------------------------
 Convertible       Convertible           Convertible        N/A                 Caa to Aaa; max      0-20%(3)
 Funds                                   securities                             40% below Baa
                                                                                and 10% below B
 -----------------------------------------------------------------------------------------------------------------
 Stock and Bond    Strategic Balanced    45-75% in the      0-6 years(6)        B to Aaa; max        0-20%(3)(6)
 Funds                                   StocksPLUS Fund;                       10% below Baa(6)
                                         25-55% in the
                                         Total Return
                                         Fund
 -----------------------------------------------------------------------------------------------------------------
 Enhanced Index    StocksPLUS            S&P 500 stock      0-1 year            B to Aaa; max        0-20%(3)
 Stock Funds                             index                                  10% below Baa
                                         derivatives
                                         backed by a
                                         portfolio of
                                         short-term
                                         fixed-income
                                         securities
 -----------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
 (2) Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
 (3) The percentage limitation relates to non-U.S. dollar-denominated securities.
 (4) The percentage limitation relates to euro-denominated securities.
 (5) The percentage limitation relates to securities of foreign issuers denominated in any currency.
 (6) The Fund does not invest in securities directly, but in other PIMCO Funds with these characteristics.

3 PIMCO Funds: Pacific Investment Management Series

Fixed       The "Fixed Income Funds" are the Money Market, Short-Term, Low
Income      Duration, GNMA, Total Return, Total Return Mortgage, Long-Term
Instruments U.S. Government, Real Return, Global Bond II, Foreign Bond,
            Emerging Markets Bond and High Yield Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least
            65% of its assets in "Fixed Income Instruments," which as used in this prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO Convertible Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Convertible          Caa to Aaa; maximum
and         total return,            securities           40% below Baa and
Strategies  consistent with                               10% below B
            prudent                  Average Portfolio
            investment               Duration             Dividend Frequency
            management               N/A                  Declared and
                                                          distributed
            Fund Category                                 quarterly
            Convertible

             The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stock or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Smaller Company Risk  .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (5/28/99), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

5 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01
                             [GRAPH]                                     -11.30%
                          Annual Return
                                                            Highest and Lowest
                               00                           Quarter Returns
                             ------                         (for periods shown
                             -0.75%                         in the bar chart)
                                                            --------------------
                                                            Highest (1/1/00-
                                                            3/31/00)      13.24%
                                                            --------------------
                                                            Lowest (10/1/00-
                                                            12/31/00)    -10.47%


               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                      1 Year     (3/31/99)
         ----------------------------------------------------------------------
         Class A                                      -5.21%     18.27%
         ----------------------------------------------------------------------
         Class B                                      -6.07%     18.58%
         ----------------------------------------------------------------------
         Class C                                      -2.39%     20.65%
         ----------------------------------------------------------------------
         First Boston Convertible Bond Index(1)       -7.83%     14.19%
         ----------------------------------------------------------------------
         Lipper Convertible Securities Fund Avg(2)     0.47%     15.33%
         ----------------------------------------------------------------------

            (1) The First Boston Convertible Bond Index is an unmanaged marked index comprised of convertible bonds. It is not possible to invest directly in the index.
            (2) The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.40%      0.25%             0.41%         1.06%
         -----------------------------------------------------------------------
         Class B       0.40       1.00              0.41          1.81
         -----------------------------------------------------------------------
         Class C       0.40       1.00              0.40          1.80
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% paid by each class and interest expense attributable to Class A and Class B. Total Annual Fund Operating Expenses excluding interest expense is 1.05% for Class A and 1.80% for Class B. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Example: Assuming you redeem shares
                         at the end of each period                      Example: Assuming you do not redeem your shares
         Share Class     Year 1     Year 3      Year 5     Year 10      Year 1     Year 3    Year 5     Year 10
         --------------------------------------------------------------------------------------------------------------
         Class A         $553       $772        $1,008     $1,686       $553       $772      $1,008     $1,686
         --------------------------------------------------------------------------------------------------------------
         Class B          684        869         1,180      1,833        184        569         980      1,833
         ---------------------------------------------------------------------------------------------------------------
         Class C          283        566           975      2,116        183        566         975      2,116
         ---------------------------------------------------------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Emerging market      Caa to Aaa; maximum
and         total return,            fixed income         35% below B
Strategies  consistent with          securities
            preservation of                               Dividend Frequency
            capital and              Average Portfolio    Declared daily and
            prudent                  Duration             distributed monthly
            investment               0-8 years
            management

            Fund Category
            International
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P, or, if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 35% of its assets in securities rated below B. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Emerging Markets Risk   .Liquidity Risk
              .Credit Risk         .Foreign Investment      .Derivatives Risk
              .Market Risk          Risk                    .Leveraging Risk
              .Issuer Risk         .Currency Risk           .Management Risk
              .High Yield Risk     .Issuer Non-Diversifi-
                                    cation Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

7 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------
                            [GRAPH]                         1/1/01-6/30/01
                                                                          10.73%
                         Annual Return
                                                            Highest and Lowest
                      98       99       00                  Quarter Returns
                    ------   ------   ------                (for periods shown
                   -12.10%   26.10%   14.12%                in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     12.17%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -21.14%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
         ----------------------------------------------------------------------
         Class A                                           8.99% 4.75%
         ----------------------------------------------------------------------
         Class B                                           8.28% 4.70%
         ----------------------------------------------------------------------
         Class C                                          12.40% 5.40%
         ----------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  15.66% 6.20%
         ----------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)           9.86% 1.55%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an
                unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.45%      0.25%             0.64%         1.34%
         -----------------------------------------------------------------------
         Class B       0.45       1.00              0.64          2.09
         -----------------------------------------------------------------------
         Class C       0.45       1.00              0.63          2.08
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.55% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 1.25% for Class A and 2.00% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                        Example: Assuming you redeem shares at the
                        end of each period                            Example: Assuming you do not redeem your shares
         Share Class    Year 1      Year 3      Year 5     Year 10           Year 1      Year 3      Year 5     Year 10
         --------------------------------------------------------------------------------------------------------------
         Class A        $580        $855        $1,151     $1,990            $580        $855        $1,151     $1,990
         --------------------------------------------------------------------------------------------------------------
         Class B         712         955         1,324      2,134             212         655         1,124      2,134
         --------------------------------------------------------------------------------------------------------------
         Class C         311         652         1,119      2,410             211         652         1,119      2,410
         --------------------------------------------------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus             Credit Quality
Investments Seeks maximum total      Intermediate maturity  B to Aaa; maximum
and         return, consistent       hedged non-U.S. fixed  10% below Baa
Strategies  with preservation of     income securities
            capital and prudent                             Dividend Frequency
            investment               Average Portfolio      Declared daily and
            management               Maturity               distributed monthly
                                     3-7 years
            Fund Category
            International Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

               .Interest Rate Risk   .Foreign Investment Risk  .Mortgage Risk
               .Credit Risk          .Currency Risk            .Derivatives Risk
               .Market Risk          .Issuer Non-Diversi-      .Leveraging Risk
               .Issuer Risk           fication Risk            .Management Risk
                                     .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

9 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A


                                                            More Recent Return
                                                            Information
                                                            --------------------
                       [GRAPH]                              1/1/01-6/30/01 2.80%
                    Annual Return
                                                            Highest and Lowest
           93        94        95       96                  Quarter Returns
         ------    ------    ------   ------                (for periods shown
         15.92%    -7.72%    20.68%   18.42%                in the bar chart)
                                                            --------------------
             97       98      99       00                   Highest (10/1/95-
           ------   ------  ------   -----                  12/31/95)      7.12%
            9.07%    9.53%   1.11%   9.35%                  --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -4.32%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/3/92)(3)
         ----------------------------------------------------------------------
         Class A                                  4.43%  8.36%   8.67%
         ----------------------------------------------------------------------
         Class B                                  3.46%  8.28%   8.60%
         ----------------------------------------------------------------------
         Class C                                  7.48%  8.55%   8.48%
         ----------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)   9.71%  9.49%   9.18%
         ----------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  1.68%  3.36%   5.70%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of 5.68 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund commenced operations 12/3/92. Index comparisons begin on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.49%         0.99%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.49          1.74
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.49          1.74
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                       Example: Assuming you redeem shares     Example: Assuming you do not
                       at the end of each period               redeem your shares
         Share Class   Year 1    Year 3   Year 5    Year 10    Year 1   Year 3   Year 5    Year 10
         -----------------------------------------------------------------------------------------
         Class A       $546      $751     $  972    $1,608     $546     $751     $972      $1,608
         -----------------------------------------------------------------------------------------
         Class B        677       848      1,144     1,756      177      548      944       1,756
         -----------------------------------------------------------------------------------------
         Class C        277       548        944     2,052      177      548      944       2,052
         -----------------------------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      U.S. and hedged      B to Aaa; maximum
and         return, consistent       foreign intermediate 10% below Baa
Strategies  with preservation        maturity fixed
            of capital               income securities    Dividend Frequency
                                                          Declared daily and
            Fund Category            Average Portfolio    distributed monthly
            International Bond       Duration
                                     3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Interest Rate Risk   . Foreign Investment Risk . Mortgage Risk
            . Credit Risk          . Currency Risk           . Derivatives Risk
            . Market Risk          . Issuer Non-             . Leveraging Risk
            . Issuer Risk            Diversification Risk    . Management Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

11  PIMCO Funds:  Pacific Investment Management Series

            Calendar Year Total Returns -- Class A



                                                            More Recent Return
                                                            Information
                                                            --------------------
                          [GRAPH]                           1/1/01-6/30/01 3.95%
                        Annual Return
                                                            Highest and Lowest
             96       97       98      99       00          Quarter Returns
            ------   -----    -----   ------   -----        (for periods shown
            12.40%   8.29%    7.29%   -0.11%   8.77%        in the bar chart)
                                                            --------------------
                                                            Highest (07/01/96-
                                                            09/30/96)      5.29%
                                                            --------------------
                                                            Lowest (07/01/99-
                                                            09/30/99)     -1.82%
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                  1 Year 5 Year (10/2/95)(3)
            ------------------------------------------------------------------
            Class A                                3.88% 6.26%  7.28%
            ------------------------------------------------------------------
            Class B                                2.99% 6.11%  7.27%
            ------------------------------------------------------------------
            Class C                                6.98% 6.39%  7.39%
            ------------------------------------------------------------------
            J.P. Morgan Global Index (Hedged)(1)  10.96% 8.44%  8.88%
            ------------------------------------------------------------------
            Lipper Global Income Fund Avg(2)       3.10% 3.94%  4.51%
            ------------------------------------------------------------------

            (1) The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                 Total Annual
                          Advisory and/or Service   Other       Fund Operating
            Share Class   Fees      (12b-1) Fees(1) Expenses(2) Expenses
            ------------------------------------------------------------------
            Class A       0.25%    0.25%            0.48%       0.98%
            ------------------------------------------------------------------
            Class B       0.25     1.00             0.48        1.73
            ------------------------------------------------------------------
            Class C       0.25     1.00             0.48        1.73
            ------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                       Example: Assuming you redeem shares    Example: Assuming you do not
                       at the end of each period              redeem your shares
         Share Class   Year 1   Year 3   Year 5   Year 10     Year 1   Year 3   Year 5   Year 10
         ---------------------------------------------------------------------------------------
         Class A       $545     $748     $  967   $1,597      $545     $748     $967     $1,597
         ---------------------------------------------------------------------------------------
         Class B        676      845      1,139    1,745       176      545      939      1,745
         ---------------------------------------------------------------------------------------
         Class C        276      545        939    2,041       176      545      939      2,041
         ---------------------------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO GNMA Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      Short to             Baa to Aaa; maximum
and         return, consistent       intermediate         10% below Aaa
Strategies  with preservation        maturity mortgage-
            of capital and           related fixed        Dividend Frequency
            prudent investment       income securities    Declared daily and
            management                                    distributed monthly
                                     Average Portfolio
            Fund Category            Duration
            Mortgage-                1-7 years
            Backed Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Derivatives Risk     . Foreign
              . Issuer Risk          . Mortgage Risk          Investment Risk
              . Interest Rate Risk   . Liquidity Risk       . Leveraging Risk
              . Credit Risk                                 . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. Although Class A, Class B and Class C shares would have annual returns similar to those of Institutional Class shares (because all the Fund's shares represent interests in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of the higher expenses paid by Class A, Class B and Class C shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, Class B and Class C shares. The performance of Class A, Class B and Class C shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.

13  PIMCO Funds:  Pacific Investment Management Series

            Calendar Year Total Return -- Institutional Class




                                                            More Recent Return
                                                            Information
                                                            --------------------
                             [GRAPH]                        1/1/01-6/30/01 6.60%
                          Annual Return
                                                            Highest and Lowest
                       98      99        00                 Quarter Returns
                     -----    -----    -----                (for periods shown
                     6.10%    2.86%    11.60%               in the bar chart)
                                                            --------------------
                                                            Highest (10/1/00-
                                                            12/31/00)      4.34%
                                                            --------------------
                                                            Lowest (10/1/99-
                                                            12/31/99)     -0.48%

                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                      1 Year     (7/31/97)
         ----------------------------------------------------------------------
         Class A                                       6.15%     5.42%
         ----------------------------------------------------------------------
         Class B                                       5.33%     5.28%
         ----------------------------------------------------------------------
         Class C                                       9.33%     6.05%
         ----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)      7.99%     6.02%
         ----------------------------------------------------------------------
         Lehman Brothers GNMA Index(2)                11.11%     6.80%
         ----------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(3)             10.46%     5.93%
         ----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index, the Fund's former benchmark index, is an unmanaged index of U.S. Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lehman Brothers GNMA Index, the Fund's current benchmark index, is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association
                (GNMA). The Fund has changed its benchmark index because the Lehman Brothers GNMA Index more closely reflects the universe of securities in which the Fund invests.
            (3) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agences. It does not take into account sale charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                Total Annual
                          Advisory and/or Service  Other       Fund Operating
            Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
            -----------------------------------------------------------------
            Class A       0.25%    0.25%           0.50%       1.00%
            -----------------------------------------------------------------
            Class B       0.25     1.00            0.50        1.75
            -----------------------------------------------------------------
            Class C       0.25     1.00            0.50        1.75
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.50%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                       Example: Assuming you redeem shares   Example: Assuming you do not
                       at the end of each period             redeem your shares
         Share Class   Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         --------------------------------------------------------------------------------------
         Class A       $547     $754     $  978   $1,620     $547     $754     $978     $1,620
         --------------------------------------------------------------------------------------
         Class B        678      851      1,149    1,767      178      551      949      1,767
         --------------------------------------------------------------------------------------
         Class C        278      551        949    2,062      178      551      949      2,062
         --------------------------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO High Yield Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      Higher yielding      B to Aaa; minimum
and         return, consistent       fixed income         65% below Baa
Strategies  with preservation of     securities
            capital and prudent                           Dividend Frequency
            investment               Average Portfolio    Declared daily and
            management               Duration             distributed monthly
                                     2-6 years
            Fund Category
            High Yield Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase, and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Foreign Investment
              .Credit Risk           .Liquidity Risk         Risk
              .High Yield Risk       .Derivatives Risk      .Currency Risk
              .Market Risk           .Mortgage Risk         .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

15  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A          More Recent Return
                                                            Information
                                                            --------------------
                             [GRAPH]                        1/1/01-6/30/01 2.59%

                          Annual Return                     Highest and Lowest
                                                            Quarter Returns
                    93      94      95      96              (for periods shown
                  ------  ------  ------  ------            in the bar chart)
                  18.26%   2.01%  20.23%  11.28%            --------------------
                                                            Highest (1/1/93-
                    97      98      99      00              3/31/93)       6.17%
                  ------  ------  ------  ------            --------------------
                  12.78%   6.12%   2.41%  -0.84%            Lowest (7/1/98-
                                                            9/30/98)      -2.28%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/16/92)(3)
         ----------------------------------------------------------------------
         Class A                                  -5.30% 5.25%   8.15%
         ----------------------------------------------------------------------
         Class B                                  -6.12% 5.15%   8.08%
         ----------------------------------------------------------------------
         Class C                                  -2.48% 5.45%   7.99%
         ----------------------------------------------------------------------
         Lehman Brothers Intermediate BB US High
          Yield Index(1)                           3.73% 6.41%   8.20%
         ----------------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)    -8.11% 3.60%   6.02%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate BB US High Yield Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.28 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 12/16/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.40%         0.90%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.40          1.65
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.40          1.65
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                        Example: Assuming you redeem shares   Example: Assuming you do not
                        at the end of each period             redeem your shares
         Share Class    Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         ---------------------------------------------------------------------------------------
         Class A        $538     $724     $  926   $1,508     $538     $724     $926     $1,508
         ---------------------------------------------------------------------------------------
         Class B         668      820      1,097    1,657      168      520      897      1,657
         ---------------------------------------------------------------------------------------
         Class C         268      520        897    1,955      168      520      897      1,955
         ---------------------------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Long-term            A to Aaa
and         total return,            maturity fixed
Strategies  consistent with          income securities    Dividend Frequency
            preservation of                               Declared daily and
            capital and              Average Portfolio    distributed monthly
            prudent                  Duration
            investment               (greater than
            management               or =) 8 years

            Fund Category
            Long Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risks

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

17  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                            [GRAPH]                         Information
                         Annual Return                      --------------------
                                                            1/1/01-6/30/01 0.19%
              92      93      94      95      96
            ------  ------  ------  ------  ------          Highest and Lowest
            11.56%  18.21%  -7.77%  31.09%   0.31%          Quarter Returns
                                                            (for periods shown
                  97      98      99       00               in the bar chart)
                ------  ------  ------   ------             --------------------
                14.59%  12.97%  -8.35%   19.91%             Highest (4/1/95-
                                                            6/30/95)      10.66%
                                                            --------------------
                                                            Lowest (1/1/96-
                                                            3/31/96)      -6.35%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                           1 Year     5 Years     (7/1/91)(3)
         -----------------------------------------------------------------------
         Class A                           14.51%     6.39%       10.41%
         -----------------------------------------------------------------------
         Class B                           14.02%     6.24%       10.35%
         -----------------------------------------------------------------------
         Class C                           18.02%     6.57%       10.15%
         -----------------------------------------------------------------------
         Lehman Long-Term Treasury
          Index(1)                         20.28%     7.28%       10.17%
         -----------------------------------------------------------------------
         Lipper General U.S. Government
          Fund Avg(2)                      11.90%     5.46%        7.10%
         -----------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of
                U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index.
            (2) The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 7/1/91. Index comparisons begin on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.47%         0.97%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.45          1.70
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.46          1.71
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                       Example: Assuming you redeem shares   Example: Assuming you do not
                       at the end of each period             redeem your shares
         Share Class   Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A       $545     $745     $  962   $1,586     $545     $745     $962     $1,586
         -------------------------------------------------------------------------------------
         Class B        673      836      1,123    1,720      173      536      923      1,720
         -------------------------------------------------------------------------------------
         Class C        274      539         928   2,019      174      539      928      2,019
         -------------------------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Low Duration Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus         Credit Quality
Investments Seeks maximum total      Short maturity     B to Aaa; maximum
and         return, consistent       fixed income       10% below Baa
Strategies  with preservation of     securities
            capital and prudent                         Dividend Frequency
            investment               Average Portfolio  Declared daily and
            management               Duration           distributed monthly
                                     1-3 years
            Fund Category
            Short Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Derivatives Risk     .Currency Risk
              .Credit Risk          .Liquidity Risk       .Leveraging Risk
              .Market Risk          .Mortgage Risk        .Management Risk
              .Issuer Risk          .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

19 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A


                                                            More Recent Return
                              [GRAPH]                       Information
                           Annual Return                    --------------------
                                                            1/1/01-6/30/01 4.17%

                  91     92     93     94     95            Highest and Lowest
                ------ ------ ------ ------ ------          Quarter Returns
                12.94%  7.20%  7.27%  0.16% 11.41%          (for periods shown
                                                            in the bar chart)
                  96     97     98     99     00            --------------------
                ------ ------ ------ ------ ------          Highest (10/1/91-
                 5.64%  7.74%  6.66%  2.49%  7.20%          12/31/91)      3.78%
                                                            --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -0.44%

                  Calendar Year End (through 12/31)

          Average Annual Total Returns (for periods ended 12/31/00)

                                                    1 Year   5 Years   10 Years
         ----------------------------------------------------------------------
         Class A                                    3.98%    5.29%     6.49%
         ----------------------------------------------------------------------
         Class B                                    1.40%    4.81%     6.26%
         ----------------------------------------------------------------------
         Class C                                    5.66%    5.42%     6.29%
         ----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)   7.99%    5.92%     6.42%
         ----------------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(2)                               7.35%    5.39%     6.28%
         ----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a
                total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.46%         0.96%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.46          1.71
         -----------------------------------------------------------------------
         Class C       0.25       0.75              0.46          1.46
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, 1.65% for Class B and 1.40% for Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                      Example: Assuming you redeem shares   Example: Assuming you do not
                      at the end of each period             redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         --------------------------------------------------------------------------------------
         Class A      $395     $597     $  815   $1,443     $395     $597     $815      $1,443
         --------------------------------------------------------------------------------------
         Class B       674      839      1,128    1,723      174      539      928       1,723
         --------------------------------------------------------------------------------------
         Class C       249      462        797    1,746      149      462      797       1,746
         --------------------------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Money Market Fund

--------------------------------------------------------------------------------
Principal   Investment              Fund Focus          Credit
Investments Objective               Money market        Quality
and         Seeks maximum           instruments         Minimum 95% rated Aaa
Strategies  current income,                             or Prime 1; (less than
            consistent with         Average Portfolio   or =) 5% Aa or Prime 2
            preservation of         Maturity
            capital and             (less than or =)    Dividend Frequency
            daily liquidity         90 days dollar-     Declared daily and
                                    weighted average    distributed monthly
            Fund Category           maturity
            Short
            Duration Bond

            The Fund seeks to achieve its investment objective by investing at least 95% of its assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Market Risk
              .Credit Risk          .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

21 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                         More Recent Return
                         [GRAPH]                         Information
                      Annual Return                      -----------------------
                                                         1/1/01-6/30/01    2.38%
            92      93      94      95      96
           -----   -----   -----   -----   -----         Highest and Lowest
           3.18%   2.54%   3.66%   5.80%   5.02%         Quarter Returns
                                                         (for periods shown in
                 97      98      99      00              the bar chart)
               -----   -----   -----   -----             -----------------------
               5.04%   4.97%   4.61%   5.91%             Highest (10/1/95-
                                                         12/31/95)         1.65%
                                                         -----------------------
                                                         Lowest (4/1/93-
                                                         6/30/93)          0.61%
                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                 1 Year 5 Years (3/1/91)(3)
         ---------------------------------------------------------------------
         Class A                                 5.91%  5.11%   4.60%
         ---------------------------------------------------------------------
         Class B                                 5.01%  4.23%   3.69%
         ---------------------------------------------------------------------
         Class C                                 5.94%  5.15%   4.61%
         ---------------------------------------------------------------------
         Salomon Brothers 3-month Treasury Bill
          Index(1)                               5.97%  5.25%   4.83%
         ---------------------------------------------------------------------
         Lipper Money Market Fund Avg(2)         5.69%  4.99%   4.58%
         ---------------------------------------------------------------------

            (1) The Salomon Brothers 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  None(1)                                          None
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             None(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             None
         ---------------------------------------------------------------------------------------------------------

            (1) Regular sales charges apply when Class A shares of the Money
                Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.
            (2) Class B shares are available only through exchanges of Class B shares of other Funds.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.15%      0.10%             0.35%         0.60%
         -----------------------------------------------------------------------
         Class B       0.15       1.00              0.35          1.50
         -----------------------------------------------------------------------
         Class C       0.15       0.10              0.35          0.60
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.35%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $ 61     $192     $  335   $  750    $ 61     $192     $335     $  750
         -------------------------------------------------------------------------------------
         Class B       653      774      1,018    1,429     153      474      818      1,429
         -------------------------------------------------------------------------------------
         Class C       161      192        335      750      61      192      335        750
         -------------------------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Real Return Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum real       Inflation-indexed    B to Aaa; maximum
and         return, consistent       fixed income         10% below Baa
Strategies  with preservation of     securities
            real capital and                              Dividend Frequency
            prudent investment       Average Portfolio    Declared daily and
            management               Duration             distributed monthly
                                     See description
            Fund Category            below
            Inflation-Indexed
            Bond

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes Index which as of June 30, 2001 was 8.81 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Issuer Non-           .Management Risk
              .Issuer Risk            Diversification Risk  .Mortgage Risk
                                     .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

23 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                            [GRAPH]                         Information
                         Annual Return                      --------------------
                                                            1/1/01-6/30/01 7.16%
                      98      99      00
                    ------  ------  ------                  Highest and Lowest
                     4.77%   5.29%  13.01%                  Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (1/1/00-
                                                            3/31/00)       4.29%
                                                            --------------------
                                                            Lowest (10/1/98-
                                                            12/31/98)     -0.15%

            Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/00)

                                                                   Fund Inception
                                                      1 Year       (1/29/97)
         ------------------------------------------------------------------------
         Class A                                       9.62%       5.94%
         ------------------------------------------------------------------------
         Class B                                       7.19%       5.34%
         ------------------------------------------------------------------------
         Class C                                      11.46%       6.23%
         ------------------------------------------------------------------------
         Lehman Brothers Inflation
          Linked Treasury Index(1)                    13.18%       5.50%
         ------------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)      7.87%       5.41%
         ------------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 8.81 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.44%         0.94%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.44          1.69
         -----------------------------------------------------------------------
         Class C       0.25       0.75              0.44          1.44
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, 1.65% for Class B and 1.40% for Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                        Example: Assuming you redeem shares   Example: Assuming you do not
                        at the end of each period             redeem your shares
         Share Class    Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         --------------------------------------------------------------------------------------
         Class A        $393     $591     $  804   $1,420     $393     $591     $804     $1,420
         --------------------------------------------------------------------------------------
         Class B         672      833      1,118    1,701      172      533      918      1,701
         --------------------------------------------------------------------------------------
         Class C         247      456        787    1,724      147      456      787      1,724
         --------------------------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Short-Term Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Money market         B to Aaa; maximum
and         Seeks maximum            instruments and      10% below Baa
Strategies  current income,          short maturity fixed
            consistent with          income securities    Dividend
            preservation of                               Frequency
            capital and daily        Average Portfolio    Declared daily and
            liquidity                Duration             distributed monthly
                                     0-1 year
            Fund Category
            Short Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Issuer Risk          . Leveraging Risk
                Risk                 . Derivatives Risk     . Management Risk
              . Credit Risk          . Mortgage Risk
              . Market Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
            Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

25 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                    [GRAPH]                 More Recent Return Information
                 Annual Return              ------------------------------------
                                            1/1/01-6/30/01                 3.02%
         91     92     93     94     95
       -----  -----  -----  -----  -----    Highest and Lowest Quarter Returns
       6.23%  3.21%  4.21%  2.48%  8.76%    (for periods shown in the bar chart)
                                            ------------------------------------
         96     97     98     99    00      Highest (10/1/95-12/31/95)     2.49%
       -----  -----  -----  -----  -----    ------------------------------------
       6.58%  6.07%  5.32%  4.82%  6.85%    Lowest (1/1/94-3/31/94)        0.10%

       Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                     1 Year 5 Years 10 Years
         -------------------------------------------------------------------
         Class A                                     4.71%  5.50%   5.23%
         -------------------------------------------------------------------
         Class B                                     1.07%  4.85%   4.90%
         -------------------------------------------------------------------
         Class C                                     5.54%  5.62%   5.13%
         -------------------------------------------------------------------
         Salomon Brothers 3-month Treasury Bill
          Index(1)                                   5.97%  5.25%   4.86%
         -------------------------------------------------------------------
         Lipper Ultra-short Obligations Fund Avg(2)  6.56%  5.62%   5.44%
         -------------------------------------------------------------------

            (1) The Salomon Brothers 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultra-short Obligations Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  2%                                               1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) Class B shares are available only through exchanges of Class B shares of other Funds. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                Total Annual
                       Advisory and/or Service  Other       Fund Operating
         Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
         -----------------------------------------------------------------
         Class A       0.25%    0.25%           0.91%       1.41%
         -----------------------------------------------------------------
         Class B       0.25     1.00            0.90        2.15
         -----------------------------------------------------------------
         Class C       0.25     0.55            0.90        1.70
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.35% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class A, 1.60% for Class B and 1.15% for Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $341     $637     $  956   $1,857    $341     $637     $  956   $1,857
         -------------------------------------------------------------------------------------
         Class B       718      973      1,354    2,201     218      673      1,154    2,201
         -------------------------------------------------------------------------------------
         Class C       273      536        923    2,009     173      536        923    2,009
         -------------------------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                S&P 500 stock        B to Aaa; maximum
and         Seeks total return       index derivatives    10% below Baa
Strategies  which exceeds that       backed by a
            of the S&P 500           portfolio of         Dividend
                                     short-term fixed     Frequency
            Fund Category            income securities    Declared and
            Enhanced Index                                distributed
            Stock                    Average Portfolio    quarterly
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Interest Rate        . Mortgage Risk
              . Issuer Risk            Risk                 . Leveraging Risk
              . Derivatives Risk     . Liquidity Risk       . Management Risk
              . Credit Risk          . Foreign
                                       Investment Risk
                                     . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A Shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A


                       [GRAPH]                            More Recent Return
                    Annual Return                         Information
                                                          ----------------------
             94      95      96      97                   1/1/01-6/30/01  -6.66%
            -----  ------  ------  ------
            2.51%  39.97%  22.59%  32.35%                 Highest and Lowest
                                                          Quarter Returns
                 98      99      00                       (for periods shown
               ------  ------  ------                     in the bar chart)
               27.70%  19.49%  -8.53%                     ----------------------
                                                          Highest (10/1/98-
                                                          12/31/98)       21.23%
                                                          ----------------------
                                                          Lowest (7/1/98-
                                                          9/30/98)        -9.87%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                1 Year  5 Years (5/13/93)(3)
         ---------------------------------------------------------------------
         Class A                                -11.28% 17.04%  17.49%
         ---------------------------------------------------------------------
         Class B                                -13.43% 16.67%  17.15%
         ---------------------------------------------------------------------
         Class C                                 -9.87% 17.17%  17.37%
         ---------------------------------------------------------------------
         S&P 500 Index(1)                        -9.11% 18.33%  17.52%
         ---------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(2)   -7.48% 15.99%  15.20%
         ---------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 75% of their equity assets in companies with market capitalization (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
         ----------------------------------------------------------------------------------------------------------
         Class A  3%                                                1%(1)
         ----------------------------------------------------------------------------------------------------------
         Class B  None                                              5%(2)
         ----------------------------------------------------------------------------------------------------------
         Class C  None                                              1%(3)
         ----------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                Total Annual
                          Advisory and/or Service  Other       Fund Operating
            Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
            -----------------------------------------------------------------
            Class A       0.40%    0.25%           0.40%       1.05%
            -----------------------------------------------------------------
            Class B       0.40     1.00            0.40        1.80
            -----------------------------------------------------------------
            Class C       0.40     0.75            0.40        1.55
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                        Example: Assuming you redeem shares   Example: Assuming you do not
                        at the end of each period             redeem your shares
         Share Class    Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         ---------------------------------------------------------------------------------------
         Class A        $404     $624     $  862   $1,544     $404     $624     $862     $1,544
         ---------------------------------------------------------------------------------------
         Class B         683      866      1,175    1,822      183      566      975      1,822
         ---------------------------------------------------------------------------------------
         Class C         258      490        845    1,845      158      490      845      1,845
         ---------------------------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                45-75% StocksPLUS    (of Underlying
and         Seeks maximum total      Fund;                Funds)
Strategies  return, consistent       25-55% Total         B to Aaa; maximum
            with preservation of     Return Fund          10% below Baa
            capital and prudent
            investment               Average Portfolio    Dividend
            management               Duration             Frequency
                                     (of Underlying       Declared and
            Fund Category            Funds)               distributed
            Stock and Bond           0-6 years            quarterly

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.

             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund, are:

              . Allocation Risk      . Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              . Market Risk          . Derivatives Risk     . Mortgage Risk
              . Issuer Risk          . Liquidity Risk       . Leveraging Risk
              . Interest Rate        . Foreign              . Management Risk
                Risk                   Investment Risk
              . Credit Risk          . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (5/28/99), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

29 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                         [GRAPH]                            More Recent Return
                                                            Information
                      Annual Return                         --------------------
                                                            1/1/01-6/30/01
              97       98      99       00                                -2.59%
            -------  -------  -------  ------
            23.69%   19.18%   10.83%  -2.03%                Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/97-
                                                            6/30/97)      12.12%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)      -4.70%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                     Fund Inception
                                                  1 Year             (6/28/96)(4)
         --------------------------------------------------------------------------
         Class A                                  -6.44%             12.22%
         --------------------------------------------------------------------------
         Class B                                  -7.19%             12.26%
         --------------------------------------------------------------------------
         Class C                                  -3.74%             12.50%
         --------------------------------------------------------------------------
         S&P 500 Index(1)                         -9.11%             18.00%
         --------------------------------------------------------------------------
         S&P 500 and Lehman Brothers Aggregate
          Bond Index Blend(2)                     -1.00%             14.05%
         --------------------------------------------------------------------------
         Lipper Balanced Fund Average(3)           1.67%             11.49%
         --------------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static blend consisting 60%
                of the S&P 500 Composite Stock Price Index and 40% of The Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund commenced operations on 6/28/96. Index comparisons begin on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                           Distribution
                           and/or
                           Service                                   Total Annual
         Share    Advisory (12b-1)      Other       Underlying       Fund Operating
         Class    Fees     Fees(1)      Expenses(2) Fund Expenses(3) Expenses
         --------------------------------------------------------------------------
         Class A  None     0.25%        0.40%       0.59%            1.24%
         --------------------------------------------------------------------------
         Class B  None     1.00         0.40        0.59             1.99
         --------------------------------------------------------------------------
         Class C  None     1.00         0.40        0.59             1.99
         --------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40%.
            (3) Underlying Fund Expenses for the Fund are estimated based upon a 60%/40% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of the Institutional Class Shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Fund Summaries of the Underlying Funds.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                        Example: Assuming you redeem shares   Example: Assuming you do not
                        at the end of each period             redeem your shares
         Share Class    Year 1   Year 3   Year 5   Year 10    Year 1   Year 3   Year 5   Year 10
         ---------------------------------------------------------------------------------------
         Class A        $571     $826     $1,100   $1,882     $571     $826     $1,100   $1,882
         ---------------------------------------------------------------------------------------
         Class B         702      924      1,273    2,027      202      624      1,073    2,027
         ---------------------------------------------------------------------------------------
         Class C         302      624      1,073    2,317      202      624      1,073    2,317
         ---------------------------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         B to Aaa; maximum
and         Seeks maximum total      maturity fixed       10% below Baa
Strategies  return, consistent       income securities
            with preservation of                          Dividend
            capital and prudent      Average Portfolio    Frequency
            investment               Duration             Declared daily and
            management               3-6 years            distributed monthly

            Fund Category
            Intermediate
            Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Derivatives Risk     . Currency Risk
                Risk                 . Liquidity Risk       . Leveraging Risk
              . Credit Risk          . Mortgage Risk        . Management Risk
              . Market Risk          . Foreign
              . Issuer Risk            Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                           [GRAPH]                          --------------------
                        Annual Return                       1/1/01-6/30/01 2.36%

             91      92      93      94      95             Highest and Lowest
           ------   -----  ------  ------  ------           Quarter Returns
           19.02%   9.26%  12.05%  -4.02%  19.23%           (for periods shown
                                                            in the bar chart)
              96     97      98     99      00              --------------------
            -----  -----   -----  ------  ------            Highest (10/1/91-
            4.22%  9.65%   9.25%  -0.75%  11.57%            12/31/91)      6.54%
                                                            --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -2.80%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                   1 Year   5 Years   10 Years
         ---------------------------------------------------------------------
         Class A                                    6.55%   5.71%     8.21%
         ---------------------------------------------------------------------
         Class B                                    5.74%   5.59%     8.17%
         ---------------------------------------------------------------------
         Class C                                    9.74%   5.91%     7.93%
         ---------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)   11.63%   6.46%     7.96%
         ---------------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                          9.90%   5.54%     7.59%
         ---------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution
                                   and/or
                                   Service                      Total Annual
                        Advisory   (12b-          Other         Fund Operating
         Share Class    Fees       1) Fees(1)     Expenses(2)   Expenses
         ---------------------------------------------------------------------
         Class A        0.25%      0.25%          0.46%         0.96%
         ---------------------------------------------------------------------
         Class B        0.25       1.00           0.45          1.70
         ---------------------------------------------------------------------
         Class C        0.25       1.00           0.46          1.71
         ---------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1 Year 3 Year 5 Year 10
         ------------------------------------------------------------------------------
         Class A      $544     $742     $  957   $1,575    $544   $742   $957   $1,575
         ------------------------------------------------------------------------------
         Class B       673      836      1,123    1,716     173    536    923    1,716
         ------------------------------------------------------------------------------
         Class C       274      539        928    2,019     174    539    928    2,019
         ------------------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         Baa to Aaa; maximum
and         Seeks maximum total      maturity fixed       10% below Aaa
Strategies  return, consistent       income securities
            with preservation of                          Dividend
            capital and prudent      Average Portfolio    Frequency
            investment               Duration             Declared daily and
            management               2-6 years            distributed monthly

            Fund Category
            Mortgage-Backed
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Mortgage Risk        . Foreign
                Risk                 . Derivatives Risk       Investment Risk
              . Credit Risk          . Liquidity Risk       . Leveraging Risk
              . Market Risk                                 . Management Risk
              . Issuer Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. Although Class A, Class B and Class C shares would have annual returns similar to those of Institutional Class shares (because all the Fund's shares represent interests in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of the higher expenses paid by Class A, Class B and Class C shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, Class B and Class C shares. The performance of Class A, Class B and Class C shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.

33 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                          [GRAPH]                           --------------------
                       Annual Return                        1/1/01-6/30/01 4.22%

                    98       99       00                    Highest and Lowest
                   -----    -----   -----                   Quarter Returns
                   7.23%    2.42%   12.25%                  (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/00-
                                                            12/31/00)      4.30%
                                                            --------------------
                                                            Lowest (4/1/99-
                                                            6/30/99) -0.13%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                1 Year          (7/31/97)
            ------------------------------------------------------------------
            Class A                              6.70%          5.95%
            ------------------------------------------------------------------
            Class B                              5.96%          5.83%
            ------------------------------------------------------------------
            Class C                              9.95%          6.59%
            ------------------------------------------------------------------
            Lehman Brothers Mortgage Index(1)   11.16%          6.80%
            ------------------------------------------------------------------
            Lipper U.S. Mortgage Fund Avg(2)    10.46%          5.93%
            ------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 3.56 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution
                                   and/or Service                 Total Annual
                        Advisory   (12b-            Other         Fund Operating
         Share Class    Fees       1) Fees(1)       Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A        0.25%      0.25%            0.40%         0.90%
         -----------------------------------------------------------------------
         Class B        0.25       1.00             0.40          1.65
         -----------------------------------------------------------------------
         Class C        0.25       1.00             0.40          1.65
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         ------------------------------------------------------------------------------------
         Class A      $538     $724     $  926   $1,508    $538     $724     $926     $1,508
         ------------------------------------------------------------------------------------
         Class B       668      820      1,097    1,657     168      520      897      1,657
         ------------------------------------------------------------------------------------
         Class C       268      520        897    1,955     168      520      897      1,955
         ------------------------------------------------------------------------------------

                                                                   Prospectus 34

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

35 PIMCO Funds: Pacific Investment Management Series
            traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risks       in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign (non-U.S.) currencies or in
Risk        securities that trade in, and receive revenues in, foreign (non-
            U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversi-    diversified" may invest a greater percentage of their assets in
fication    the securities of a single issuer than Funds that are
Risk        "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

                                                                   Prospectus 36

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Allocation  The Strategic Balanced Fund's investment performance depends upon
Risk how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying  Because the Strategic Balanced Fund invests all of its assets in
Fund        Underlying Funds, the risks associated with investing in the Fund
Risks       are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Ad-     for the Funds. Subject to the supervision of the Board of
ministrator Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 2001, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                   Advisory Fees
         --------------------------------------------------------------------
         Money Market Fund                                          0.15%
         Foreign Bond, Global Bond II, GNMA, High Yield, Long-
          Term U.S. Government, Low Duration,
          Real Return, Short-Term, Total Return and Total
          Return Mortgage Funds                                     0.25%
         StocksPLUS, Convertible and Strategic Balanced* Funds      0.40%
         Emerging Markets Bond Fund                                 0.45%

            -------
            *Effective September 29, 2000, the advisory fee for the Strategic Balanced Fund was reduced to an annual rate of 0.00%.

37 PIMCO Funds: Pacific Investment Management Series

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of each Fund pay an administrative fee to
            PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class
            C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

         Fund                                              Administrative Fees
         ---------------------------------------------------------------------
         Money Market and Short-Term Funds                        0.35%
         High Yield, Long-Term U.S. Government, Low
          Duration, Real Return, StocksPLUS, Convertible,
          Strategic Balanced, Total Return and Total
          Return Mortgage Funds                                   0.40%
         Foreign Bond and Global Bond II Funds                    0.45%
         GNMA Fund                                                0.50%
         Emerging Markets Bond Fund                               0.55%

Strategic   The Strategic Balanced Fund does not pay any fees to PIMCO under
Balanced    the Trust's investment advisory agreement in return for the
Fund Fees   advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.40% based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Fund does not pay any fees for asset allocation or
                advisory services under the Trust's investment advisory agreement.
              . The Fund invests in Institutional Class shares of the
                Underlying Funds, which are not subject to any sales charges or 12b-1 fees, and which are subject to lower administrative fees than the Class A, Class B and Class C shares.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternative investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

                                                                   Prospectus 38

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                           Recent Professional
         Fund                  Portfolio Manager    Since  Experience
         --------------------------------------------------------------------------
         Convertible           Sandra K. Durn        4/99* Senior Vice President,
                                                           PIMCO. She joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO in 1999,
                                                           she was associated with
                                                           Nicholas-Applegate
                                                           Capital Management where
                                                           she was a Convertible
                                                           Securities Portfolio
                                                           Manager from 1995- 1999.

         Emerging Markets Bond Mohamed A. El-Erian   8/99  Managing Director,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO, he was a
                                                           Managing Director from
                                                           1998-1999 for Salomon
                                                           Smith Barney/Citibank
                                                           where he was head of
                                                           emerging markets
                                                           research. Prior to that
                                                           he was associated with
                                                           the International
                                                           Monetary Fund as a
                                                           Deputy Director and
                                                           Advisor from 1983-1998.

         Foreign Bond          Sudi Mariappa        11/00  Executive Vice
         Global Bond II                             11/00  President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           2000. Prior to joining
                                                           PIMCO, Mr. Mariappa was
                                                           a Managing Director with
                                                           Merrill Lynch from 1999-
                                                           2000. Prior to that, he
                                                           was associated with
                                                           Sumitomo Finance
                                                           International as an
                                                           Executive Director in
                                                           1998, and with Long-term
                                                           Capital Management as a
                                                           strategist from 1995-
                                                           1998.

         GNMA                  Scott A. Mather       9/00  Executive Vice
                                                           President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1998. Prior to that he
                                                           was a bond trader at
                                                           Goldman Sachs & Co.,
                                                           where he specialized in
                                                           mortgage-backed
                                                           securities.

         High Yield            Benjamin L. Trosky   12/92* Managing Director,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1990, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         Long-Term             James M. Keller       4/00  Executive Vice
          U.S. Government                                  President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1996, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           since that time.

         Low Duration          William H. Gross      5/87* Managing Director, Chief
                                                           Investment Officer and a
                                                           founding partner of
                                                           PIMCO.

         Total Return Mortgage W. Scott Simon        4/00  Executive Vice
                                                           President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           2000. Prior to that, he
                                                           was a Senior Managing
                                                           Director and co-head of
                                                           Mortgage Backed
                                                           Securities pass-through
                                                           trading at Bear Stearns
                                                           & Co.

         Money Market          Paul A. McCulley     11/99  Managing Director,
         Short-Term                                  8/99  PIMCO. He has managed
                                                           fixed income assets
                                                           since joining PIMCO in
                                                           1999. Prior to joining
                                                           PIMCO, Mr. McCulley was
                                                           associated with Warburg
                                                           Dillion Read as a
                                                           Managing Director from
                                                           1992-1999 and Head of
                                                           Economic and Strategy
                                                           Research for the
                                                           Americas from 1995-1999,
                                                           where he managed macro
                                                           research world-wide.

         Real Return           John B. Brynjolfsson  1/97* Executive Vice
                                                           President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1989, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         StocksPLUS            William H. Gross      1/98  Managing Director, Chief
         Strategic Balanced                          1/98  Investment Officer and a
         Total Return                                5/87* founding partner of
                                                           PIMCO. He leads a team
                                                           which manages the
                                                           Strategic Balanced and
                                                           StocksPLUS Funds.

            -------
            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, an
            indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

39 PIMCO Funds: Pacific Investment Management Series

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .  You pay an initial sales charge when you buy Class A shares of
Shares         any Fund except the Money Market Fund. The maximum initial sales charge is 2.00% for the Short-Term Fund, 3.00% for the Low Duration, Real Return and StocksPLUS Funds and 4.50% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially. Class B shares of the Money Market and Short-Term
               Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

                                                                   Prospectus 40

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

--------------------------------------------------------------------------------
Short-                              Initial Sales Charge   Initial Sales Charge
Term Fund   Amount of               as % of Net            as % of Public
            Purchase                Amount Invested        Offering Price
            --------------------------------------------------------------------
            $0-$49,999              2.04%                  2.00%
            --------------------------------------------------------------------
            $50,000-$99,999         1.78%                  1.75%
            --------------------------------------------------------------------
            $100,000-$249,999       1.52%                  1.50%
            --------------------------------------------------------------------
            $250,000 +              0.00%*                 0.00%*
            --------------------------------------------------------------------

-------------------------------------------------------------------------------
Low                                 Initial Sales Charge   Initial Sales Charge
Duration,   Amount of               as % of Net            as % of Public
Real        Purchase                Amount Invested        Offering Price
Return      -------------------------------------------------------------------
and         $0-$49,999              3.09%                  3.00%
StocksPLUS  -------------------------------------------------------------------
Funds       $50,000-$99,999         2.56%                  2.50%
            -------------------------------------------------------------------
            $100,000-$249,999       2.04%                  2.00%
            -------------------------------------------------------------------
            $250,000-$499,999       1.52%                  1.50%
            -------------------------------------------------------------------
            $500,000-$999,999       1.27%                  1.25%
            -------------------------------------------------------------------
            $1,000,000 +            0.00%*                 0.00%*
            -------------------------------------------------------------------

-------------------------------------------------------------------------------
All Other                           Initial Sales Charge   Initial Sales Charge
Funds       Amount of               as % of Net            as % of Public
(except     Purchase                Amount Invested        Offering Price
Money       -------------------------------------------------------------------
Market      $0-$49,999              4.71%                  4.50%
Fund)       -------------------------------------------------------------------
            $50,000-$99,999         4.17%                  4.00%
            -------------------------------------------------------------------
            $100,000-$249,999       3.63%                  3.50%
            -------------------------------------------------------------------
            $250,000-$499,999       2.56%                  2.50%
            -------------------------------------------------------------------
            $500,000-$999,999       2.04%                  2.00%
            -------------------------------------------------------------------
            $1,000,000 +            0.00%*                 0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares ($250,000 in the case of the Short-Term
            Fund) will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares ($250,000 in the case of the Short-Term Fund) may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)--
Class B
and Class
C Shares

-------------------------------------------------------------------------------
Class B     Years Since Purchase    Percentage Contingent
Shares      Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
            First                   5
            -------------------------------------------------------------------
            Second                  4
            -------------------------------------------------------------------
            Third                   3
            -------------------------------------------------------------------
            Fourth                  3
            -------------------------------------------------------------------
            Fifth                   2
            -------------------------------------------------------------------
            Sixth                   1
            -------------------------------------------------------------------
            Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

41 PIMCO Funds: Pacific Investment Management Series

Class C     Years Since Purchase                         Percentage Contingent
Shares      Payment was Made                             Deferred Sales Charge
            ------------------------------------------------------------------
            First                                        1
            ------------------------------------------------------------------
            Thereafter                                   0
            ------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000
Class A     ($250,000 in the case of the Short-Term Fund) or more of Class A
Shares      shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class
            A CDSC does not apply if you are otherwise eligible to purchase
            Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales
            Charges and CDSCs" below. The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distri-     The Funds pay fees to the Distributor on an ongoing basis as bution and  compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), as amended.

             There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                          Servicing               Distribution
            Class A                       Fee                     Fee
            -------------------------------------------------------------------
            Money Market Fund             0.10%                   0.00%
            -------------------------------------------------------------------
            All other Funds               0.25%                   0.00%
            -------------------------------------------------------------------
            Class B
            -------------------------------------------------------------------
            All Funds                     0.25%                   0.75%
            -------------------------------------------------------------------

                                                                   Prospectus 42

            Class C
            -------------------------------------------------------------------
            Money Market Fund                         0.10%             0.00%
            -------------------------------------------------------------------
            Short-Term Fund                           0.25%             0.30%
            -------------------------------------------------------------------
            Low Duration, Real Return
             and StocksPLUS Funds                     0.25%             0.50%
            -------------------------------------------------------------------
            All other Funds                           0.25%             0.75%
            -------------------------------------------------------------------

             Because distribution fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

43 PIMCO Funds: Pacific Investment Management Series

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about purchase, redemption and exchange
Funds       arrangements for Fund shares is provided in the PIMCO Funds
Share-      Shareholders' Guide, which is included in the Statement of
holders'    Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary.
                Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

              PIMCO Funds Distributors LLC
              P.O. Box 9688
              Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a

                                                                   Prospectus 44

            Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

             Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

                     Initial Investment            Subsequent Investments
                     ------------------            ----------------------
                     $2,500 per Fund                   $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege. The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

45 PIMCO Funds: Pacific Investment Management Series

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial
            intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

                                                                   Prospectus 46

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions The Trust will redeem shares of each Fund solely in cash up to the
In Kind lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certifi-    If you are redeeming shares for which certificates have been
cated       issued, the certificates must be mailed to or deposited with the
Shares      Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
            Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, a "medallion" signature
Guarantee   guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents
            Medallion Program, Stock Exchanges Medallion Program and New York
            Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The
            Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                                   Declared Daily
                                                      and Paid     Declared and
            Fund                                      Monthly     Paid Quarterly
            --------------------------------------------------------------------
            Fixed Income Funds                           .
            --------------------------------------------------------------------
            Convertible, StocksPLUS and Strategic
             Balanced Funds                                             .
            --------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

              . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
              . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name.

47 PIMCO Funds: Pacific Investment Management Series

                 You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

              . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

            Tax Consequences

            . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

            . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

            . Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

            . A Note on the Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            . A Note on the Strategic Balanced Fund. The Strategic Balanced Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

                                                                  Prospectus 48

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

             The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

             With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

49 PIMCO Funds: Pacific Investment Management Series

Mortgage-   Each Fund may invest in mortgage-or other asset-backed securities.
Related     Except for the Money Market and Convertible Funds, each Fund may
and Other   invest all of its assets in such securities. Mortgage-related
Asset-      securities include mortgage pass-through securities,
Backed      collateralized mortgage obligations ("CMOs"), commercial mortgage-
Securities  backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Partici-    investments generally will be in the form of loan participations pations and and assignments of portions of such loans. Participations and Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

            . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may

                                                                   Prospectus 50
            purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Even-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund (except the Money Market Fund) may invest in convertible
and         securities. Convertible securities are generally preferred stocks
Equity      and other securities, including fixed income securities and
Securities  warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or

51 PIMCO Funds: Pacific Investment Management Series
            particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

            . Emerging Market Securities. Each Fund (except the Money Market and Long-Term U.S. Government Funds) may invest up to 10% of its assets (5% in the case of the Short-Term and Low Duration Funds) in securities of issuers based in countries with developing (or "emerging market") economies. The Emerging Markets Bond Fund may invest without limit in such securities.

             Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or

                                                                   Prospectus 52
            perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

            . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

53 PIMCO Funds: Pacific Investment Management Series

            A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Money Market Fund) may also enter into, or
Funding     acquire participations in, delayed funding loans and revolving
Loans and   credit facilities, in which a lender agrees to make loans up to a
Revolving   maximum amount upon demand by the borrower during a specified
Credit      term. These commitments may have the effect of requiring a Fund to
Facilities  increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

                                                                   Prospectus 54

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  The Strategic Balanced Fund invests substantially all of its
in Other    assets in other investment companies. Each Fund may invest up to
Investment  10% of its assets in securities of other investment companies,
Companies   such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

55 PIMCO Funds: Pacific Investment Management Series

             With respect to the Strategic Balanced Fund, PIMCO does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis so the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including short-term money market
Strategies  securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 56

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
 Class A
 03/31/2001               $ 1.00       $0.06(a)      $ 0.00 (a)    $0.06       $(0.06)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1999                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class B
 03/31/2001                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/2000                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 03/31/1999                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 03/31/1998                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class C
 03/31/2001                 1.00        0.06(a)        0.00 (a)     0.06        (0.06)       0.00          0.00          0.00
 03/31/2000                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1999                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
Short-Term Fund
 Class A
 03/31/2001               $ 9.95       $0.60(a)      $ 0.10 (a)    $0.70       $(0.60)     $ 0.00        $ 0.00        $(0.02)
 03/31/2000                10.03        0.55(a)       (0.09)(a)     0.46        (0.54)       0.00          0.00          0.00
 03/31/1999                10.06        0.53(a)       (0.02)(a)     0.51        (0.53)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.55(a)        0.09 (a)     0.64        (0.56)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.10          (0.03)        0.07        (0.10)      (0.01)         0.00          0.00
 Class B
 03/31/2001                 9.95        0.53(a)        0.10 (a)     0.63        (0.53)       0.00          0.00         (0.02)
 03/31/2000                10.03        0.48(a)       (0.09)(a)     0.39        (0.47)       0.00          0.00          0.00
 03/31/1999                10.06        0.45(a)       (0.02)(a)     0.43        (0.45)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.50(a)        0.08 (a)     0.58        (0.50)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.95        0.57(a)        0.10 (a)     0.67        (0.57)       0.00          0.00         (0.02)
 03/31/2000                10.03        0.52(a)       (0.09)(a)     0.43        (0.51)       0.00          0.00          0.00
 03/31/1999                10.06        0.50(a)       (0.02)(a)     0.48        (0.50)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.54(a)        0.07 (a)     0.61        (0.53)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
Low Duration Fund
 Class A
 03/31/2001               $ 9.81       $0.60(a)      $ 0.25 (a)    $0.85       $(0.61)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000                10.10        0.59(a)       (0.29)(a)     0.30        (0.58)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.60(a)       (0.02)(a)     0.58        (0.60)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.60(a)        0.23 (a)     0.83        (0.58)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.12          (0.03)        0.09        (0.12)      (0.01)         0.00          0.00
 Class B
 03/31/2001                 9.81        0.53(a)        0.24 (a)     0.77        (0.53)      (0.02)         0.00          0.00
 03/31/2000                10.10        0.51(a)       (0.29)(a)     0.22        (0.50)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.52(a)       (0.02)(a)     0.50        (0.52)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.53(a)        0.22 (a)     0.75        (0.50)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.10          (0.03)        0.07        (0.11)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.81        0.55(a)        0.25 (a)     0.80        (0.56)      (0.02)         0.00          0.00
 03/31/2000                10.10        0.54(a)       (0.29)(a)     0.25        (0.53)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.55(a)       (0.02)(a)     0.53        (0.55)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.55(a)        0.23 (a)     0.78        (0.53)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.11          (0.03)        0.08        (0.11)      (0.01)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

57 PIMCO Funds: Pacific Investment Management Series

                                                                   Ratio of Net
                          Net Asset        Net Assets  Ratio of     Investment
Tax Basis                   Value             End     Expenses to   Income to   Portfolio
  Return        Total        End    Total  of Period    Average      Average    Turnover
of Capital  Distributions of Period Return   (000's)  Net Assets    Net Assets    Rate
-----------------------------------------------------------------------------------------


  $0.00        $ (0.06)    $ 1.00    5.94%  $ 58,940     0.60%         5.85%       N/A
   0.00          (0.05)      1.00    4.92    101,734     0.60          4.90        N/A
   0.00          (0.05)      1.00    4.76    105,200     0.60          4.78        N/A
   0.00          (0.05)      1.00    5.10     41,375     0.60          5.02        N/A
   0.00          (0.01)      1.00    1.01     43,589     0.57+         4.44+       N/A

   0.00          (0.05)      1.00    5.02     38,286     1.50          4.87        N/A
   0.00          (0.04)      1.00    3.99     25,507     1.50          4.05        N/A
   0.00          (0.04)      1.00    4.03     14,968     1.50          3.79        N/A
   0.00          (0.04)      1.00    4.21      2,937     1.50          4.15        N/A
   0.00          (0.01)      1.00    0.83      3,143     1.41+         3.62+       N/A

   0.00          (0.06)      1.00    5.94    108,549     0.60          5.77        N/A
   0.00          (0.05)      1.00    4.95     99,475     0.60          4.78        N/A
   0.00          (0.05)      1.00    4.85     86,159     0.60          4.79        N/A
   0.00          (0.05)      1.00    5.14     55,696     0.60          5.05        N/A
   0.00          (0.01)      1.00    1.02     85,398     0.58+         4.47+       N/A



  $0.00        $ (0.62)    $10.03    7.23%  $ 84,342     1.41%(b)      6.03%       121%
   0.00          (0.54)      9.95    4.76     75,671     1.03 (b)      5.45         38
   0.00          (0.54)     10.03    5.21     80,787     0.85          5.15         47
   0.00          (0.58)     10.06    6.64     24,182     0.85          5.48         48
   0.00          (0.11)     10.00    0.66      2,533     0.86+         5.07+        77

   0.00          (0.55)     10.03    6.44      6,954     2.15 (c)      5.28        121
   0.00          (0.47)      9.95    4.00      6,694     1.80 (c)      4.77         38
   0.00          (0.46)     10.03    4.43      3,813     1.60          4.45         47
   0.00          (0.52)     10.06    5.96      1,258     1.60          4.97         48
   0.00          (0.10)     10.00    0.58        114     1.62+         4.83+        77

   0.00          (0.59)     10.03    6.91     23,961     1.70 (d)      5.72        121
   0.00          (0.51)      9.95    4.45     18,935     1.34 (d)      5.17         38
   0.00          (0.51)     10.03    4.91     15,589     1.15          4.92         47
   0.00          (0.55)     10.06    6.33      6,763     1.15          5.33         48
   0.00          (0.10)     10.00    0.63      1,359     1.14+         4.78+        77



  $0.00        $ (0.63)    $10.03    8.93%  $273,994     0.96%(e)      6.07%       348%
   0.00          (0.59)      9.81    3.07    235,413     0.98 (e)      5.91         82
   0.00          (0.66)     10.10    5.86    191,727     0.90          5.85        245
   0.00          (0.63)     10.18    8.49    109,531     0.90          5.93        309
   0.00          (0.13)      9.98    0.85     59,348     0.91+         5.84+       240


   0.00          (0.55)     10.03    8.12     88,585     1.71 (f)      5.32        348
   0.00          (0.51)      9.81    2.30     73,121     1.73 (f)      5.16         82
   0.00          (0.58)     10.10    5.07     65,160     1.65          5.03        245
   0.00          (0.55)     10.18    7.68     17,624     1.65          5.16        309
   0.00          (0.11)      9.98    0.68      5,296     1.67+         5.03+       240


   0.00          (0.58)     10.03    8.39    119,062     1.46 (g)      5.58        348
   0.00          (0.54)      9.81    2.55    110,447     1.48 (g)      5.42         82
   0.00          (0.61)     10.10    5.33    112,229     1.40          5.35        245
   0.00          (0.58)     10.18    8.01     68,766     1.40          5.46        309
   0.00          (0.12)      9.98    0.75     63,606     1.42+         5.36+       240

-------
+    Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.60%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.15%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.40%.

                                                                   Prospectus 58

                         Net Asset    Net       Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value   Investment  and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning   Income    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   (Loss)     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
GNMA Fund
 Class A
 11/30/2000 - 03/31/2001  $10.13     $0.22         $0.30         $ 0.52      $(0.21)     $ 0.00        $ 0.00         $0.00
Total Return Fund
 Class A
 03/31/2001               $ 9.96     $0.62(a)      $0.56 (a)     $ 1.18      $(0.60)     $(0.02)       $ 0.00         $0.00
 03/31/2000                10.36      0.58(a)      (0.40)(a)       0.18       (0.56)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.58(a)       0.16 (a)       0.74       (0.58)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.58(a)       0.63 (a)       1.21       (0.57)      (0.02)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.12         (0.12)          0.00       (0.13)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.96      0.54(a)       0.57 (a)       1.11       (0.54)      (0.01)         0.00          0.00
 03/31/2000                10.36      0.51(a)      (0.41)(a)       0.10       (0.48)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.50(a)       0.16 (a)       0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.50(a)       0.63 (a)       1.13       (0.50)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11         (0.12)         (0.01)      (0.12)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.96      0.54(a)       0.57 (a)       1.11       (0.54)      (0.01)         0.00          0.00
 03/31/2000                10.36      0.51(a)      (0.41)(a)       0.10       (0.48)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.50(a)       0.16 (a)       0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.51(a)       0.63 (a)       1.14       (0.51)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11         (0.12)         (0.01)      (0.12)       0.00          0.00          0.00
Total Return Mortgage Fund
 Class A
 07/31/2000 - 03/31/2001  $10.02     $0.39(a)      $0.57 (a)     $ 0.96      $(0.38)     $ 0.00        $(0.18)        $0.00
 Class B
 07/31/2000 - 03/31/2001   10.02      0.34(a)       0.59 (a)       0.93       (0.35)       0.00         (0.18)         0.00
 Class C
 07/31/2000 - 03/31/2001   10.02      0.34(a)       0.61 (a)       0.95       (0.37)       0.00         (0.18)         0.00
Long-Term U.S. Government Fund
 Class A
 03/31/2001               $ 9.79     $0.34(a)      $1.09 (a)     $ 1.43      $(0.57)     $ 0.00        $ 0.00         $0.00
 03/31/2000                10.30      0.58(a)      (0.51)(a)       0.07       (0.58)       0.00          0.00          0.00
 03/31/1999                10.57      0.59(a)       0.20 (a)       0.79       (0.60)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.48(a)       1.34 (a)       1.82       (0.58)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.32         (0.47)         (0.15)      (0.13)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.79      0.65(a)       0.71 (a)       1.36       (0.50)       0.00          0.00          0.00
 03/31/2000                10.30      0.50(a)      (0.50)(a)       0.00       (0.51)       0.00          0.00          0.00
 03/31/1999                10.57      0.51(a)       0.20 (a)       0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)       1.35 (a)       1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29         (0.47)         (0.18)      (0.10)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.79      0.92(a)       0.44 (a)       1.36       (0.50)       0.00          0.00          0.00
 03/31/2000                10.30      0.51(a)      (0.51)(a)       0.00       (0.51)       0.00          0.00          0.00
 03/31/1999                10.57      0.50(a)       0.21 (a)       0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)       1.35 (a)       1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29         (0.47)         (0.18)      (0.10)       0.00          0.00          0.00
Real Return Fund
 Class A
 03/31/2001               $ 9.92     $0.71(a)      $0.61 (a)     $ 1.32      $(0.76)     $ 0.00        $(0.08)        $0.00
 03/31/2000                 9.83      0.64(a)       0.11 (a)       0.75       (0.64)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.43(a)       0.14 (a)       0.57       (0.45)      (0.06)         0.00          0.00
 03/31/1998                 9.93      0.40(a)       0.03 (a)       0.43       (0.42)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.11(a)      (0.10)(a)       0.01       (0.08)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.92      0.64(a)       0.60 (a)       1.24       (0.68)       0.00         (0.08)         0.00
 03/31/2000                 9.83      0.57(a)       0.11 (a)       0.68       (0.57)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.37(a)       0.12 (a)       0.49       (0.38)      (0.05)         0.00          0.00
 03/31/1998                 9.93      0.33(a)       0.03 (a)       0.36       (0.36)      (0.02)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.09         (0.10)         (0.01)      (0.06)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.92      0.68(a)       0.59 (a)       1.27       (0.71)       0.00         (0.08)         0.00
 03/31/2000                 9.83      0.58(a)       0.12 (a)       0.70       (0.59)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.44(a)       0.08 (a)       0.52       (0.40)      (0.06)         0.00          0.00
 03/31/1998                 9.93      0.35(a)       0.04 (a)       0.39       (0.38)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.09         (0.10)         (0.01)      (0.06)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

59 PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------
  $0.00       $(0.21)     $10.44    5.68%   $       11     0.65%+       6.11%+       808%

  $0.00       $(0.62)     $10.52   12.27%   $3,061,033     0.96%(b)     6.08%        450%
   0.00        (0.58)       9.96    1.85     1,947,405     1.01 (b)     5.79         223
   0.00        (1.00)      10.36    7.09     1,140,606     0.90         5.37         154
   0.00        (0.86)      10.62   12.11       533,893     0.90         5.46         206
   0.00        (0.13)      10.27    0.02       115,742     0.91+        6.08+        173

   0.00        (0.55)      10.52   11.44       975,823     1.70 (c)     5.33         450
   0.00        (0.50)       9.96    1.08       654,104     1.76 (c)     5.01         223
   0.00        (0.92)      10.36    6.28       549,478     1.65         4.55         154
   0.00        (0.78)      10.62   11.26       186,932     1.65         4.74         206
   0.00        (0.12)      10.27   (0.10)       74,130     1.67+        5.28+        173

   0.00        (0.55)      10.52   11.44     1,103,702     1.71 (c)     5.34         450
   0.00        (0.50)       9.96    1.09       720,199     1.75 (c)     5.01         223
   0.00        (0.92)      10.36    6.29       715,201     1.65         4.63         154
   0.00        (0.79)      10.62   11.28       405,037     1.65         4.83         206
   0.00        (0.12)      10.27   (0.11)      329,104     1.67+        5.32+        173

  $0.00       $(0.56)     $10.42   10.58%   $      769     0.90%+       5.68%+       848%

   0.00        (0.53)      10.42    9.95           816     1.65+        4.89+        848

   0.00        (0.55)      10.42    9.94         1,908     1.65+        4.94+        848

  $0.00       $(0.57)     $10.65   15.07%   $   79,477     0.97%        3.36%      1,046%
   0.00        (0.58)       9.79    0.86        42,773     0.99 (b)     5.96         320
   0.00        (1.06)      10.30    7.34        29,809     1.34 (b)     5.33         364
   0.00        (0.64)      10.57   19.78         6,161     0.91         4.49         177
   0.00        (0.13)       9.39   (1.72)        1,204     1.12+        6.91+        402

   0.00        (0.50)      10.65   14.22        54,374     1.70         6.40       1,046
   0.00        (0.51)       9.79    0.11        34,301     1.72 (c)     5.16         320
   0.00        (0.98)      10.30    6.51        37,946     2.13 (c)     4.53         364
   0.00        (0.56)      10.57   18.85         7,516     1.66         4.64         177
   0.00        (0.10)       9.39   (1.92)          454     1.87+        4.95+        402

   0.00        (0.50)      10.65   14.24        35,675     1.71         9.01       1,046
   0.00        (0.51)       9.79    0.11        20,955     1.71 (c)     5.16         320
   0.00        (0.98)      10.30    6.52        31,653     2.16 (c)     4.50         364
   0.00        (0.56)      10.57   18.86         7,258     1.66         4.64         177
   0.00        (0.10)       9.39   (1.83)          275     1.88+        5.52+        402

  $0.00       $(0.84)     $10.40   13.97 %  $   95,899     0.94%        7.03 %       202%
   0.00        (0.66)       9.92    7.93        17,676     0.93         6.57         253
   0.00        (0.51)       9.83    5.99         6,250     0.92         4.40         438
   0.00        (0.59)       9.77    4.12           370     0.92         4.06         967
   0.00        (0.08)       9.93    0.15             1     0.90+        6.14+        160

   0.00        (0.76)      10.40   13.12        54,875     1.69         6.33         202
   0.00        (0.59)       9.92    7.16        11,463     1.68         5.82         253
   0.00        (0.43)       9.83    5.19         3,646     1.68         3.72         438
   0.00        (0.52)       9.77    3.50         1,496     1.67         3.32         967
   0.00        (0.06)       9.93   (0.08)          509     1.59+        3.43+        160

   0.00        (0.79)      10.40   13.42        81,407     1.44         6.69         202
   0.00        (0.61)       9.92    7.40        17,336     1.43         5.90         253
   0.00        (0.46)       9.83    5.46         2,534     1.43         4.49         438
   0.00        (0.55)       9.77    3.73           490     1.42         3.56         967
   0.00        (0.06)       9.93   (0.07)          148     1.62+        5.13+        160

-------
+    Annualized.
(b) The ratio of expenses to average net assets excluding interest expense is 0.90%.
(c) The ratio of expenses to average net assets excluding interest expense is 1.65%.

                                                                   Prospectus 60

                         Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund II
 Class A
 03/31/2001               $ 9.41       $0.52(a)      $ 0.50 (a)    $1.02       $(0.52)      $0.00        $(0.08)       $(0.22)
 03/31/2000                 9.89        0.52(a)       (0.46)(a)     0.06        (0.51)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.48(a)        0.06 (a)     0.54        (0.48)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.64(a)        0.51 (a)     1.15         0.00       (0.54)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.66          (0.16)        0.50        (0.22)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.32(b)        0.95         1.27        (0.31)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.41        0.45(a)        0.50 (a)     0.95        (0.45)       0.00         (0.08)        (0.22)
 03/31/2000                 9.89        0.45(a)       (0.46)(a)    (0.01)       (0.44)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.41(a)        0.06 (a)     0.47        (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.66(a)        0.41 (a)     1.07         0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.62          (0.16)        0.46        (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.30(b)        0.92         1.22        (0.26)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.41        0.45(a)        0.50 (a)     0.95        (0.45)       0.00         (0.08)        (0.22)
 03/31/2000                 9.89        0.45(a)       (0.46)(a)    (0.01)       (0.44)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.41(a)        0.06 (a)     0.47        (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.55(a)        0.52 (a)     1.07         0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.62          (0.16)        0.46        (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.30(b)        0.92         1.22        (0.26)       0.00          0.00          0.00
Foreign Bond Fund
 Class A
 03/31/2001               $10.03       $0.54(a)      $ 0.50 (a)    $1.04       $(0.54)      $0.00        $ 0.00        $(0.21)
 03/31/2000                10.63        0.59(a)       (0.45)(a)     0.14        (0.59)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.53(a)        0.24 (a)     0.77        (0.53)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.61(a)        0.62 (a)     1.23        (0.59)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.59          (0.72)       (0.13)       (0.05)       0.00          0.00          0.00
 Class B
 03/31/2001                10.03        0.46(a)        0.50 (a)     0.96        (0.46)       0.00          0.00         (0.21)
 03/31/2000                10.63        0.51(a)       (0.45)(a)     0.06        (0.51)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.46(a)        0.24 (a)     0.70        (0.46)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.53(a)        0.61 (a)     1.14        (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.58          (0.72)       (0.14)       (0.04)       0.00          0.00          0.00
 Class C
 03/31/2001                10.03        0.46(a)        0.50 (a)     0.96        (0.46)       0.00          0.00         (0.21)
 03/31/2000                10.63        0.51(a)       (0.45)(a)     0.06        (0.51)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.45(a)        0.24 (a)     0.69        (0.45)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.52(a)        0.62 (a)     1.14        (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.58          (0.72)       (0.14)       (0.04)       0.00          0.00          0.00
Emerging Markets Bond Fund
 Class A
 03/31/2001               $ 8.61       $0.77(a)      $ 0.21 (a)    $0.98       $(0.79)      $0.00        $ 0.00        $(0.40)
 03/31/2000                 7.51        0.84(a)        1.10 (a)     1.94        (0.84)       0.00          0.00          0.00
 03/31/1999                 9.67        0.83(a)       (2.11)(a)    (1.28)       (0.83)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.44(a)       (0.18)(a)     0.26        (0.44)       0.00         (0.15)         0.00
 Class B
 03/31/2001                 8.61        0.73(a)        0.19 (a)     0.92        (0.73)       0.00          0.00         (0.40)
 03/31/2000                 7.51        0.77(a)        1.11 (a)     1.88        (0.78)       0.00          0.00          0.00
 03/31/1999                 9.67        0.77(a)       (2.11)(a)    (1.34)       (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.40(a)       (0.20)(a)     0.20        (0.38)       0.00         (0.15)         0.00
 Class C
 03/31/2001                 8.61        0.72(a)        0.21 (a)     0.93        (0.74)       0.00          0.00         (0.40)
 03/31/2000                 7.51        0.78(a)        1.10 (a)     1.88         0.78        0.00          0.00          0.00
 03/31/1999                 9.67        0.77(a)       (2.11)(a)    (1.34)       (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.38(a)       (0.18)(a)     0.20        (0.38)       0.00         (0.15)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Reflects voluntary waiver of investment advisory fee of $12,041 (0.01 per share) by the investment adviser.

61 PIMCO Funds: Pacific Investment Management Series

                          Net Asset          Net Assets  Ratio of      Ratio of Net
Tax Basis                   Value               End     Expenses to     Investment     Portfolio
  Return        Total        End    Total    of Period    Average    Income to Average Turnover
of Capital  Distributions of Period Return    (000's)   Net Assets      Net Assets       Rate
------------------------------------------------------------------------------------------------

  $0.00        $(0.82)     $ 9.61    11.43%   $ 2,747       0.98%           5.46%          422%
   0.00         (0.54)       9.41     0.71      2,279       0.98            5.45           290
   0.00         (0.57)       9.89     5.65      2,728       0.95            5.07           236
   0.00         (2.07)       9.92    11.21      6,816       0.95            5.88           369
   0.00         (0.62)      10.84     4.55      7,652       2.05+           5.60+          307
   0.00         (0.31)      10.96    15.01      7,360       1.27 (d)        4.88(h)      1,246

   0.00         (0.75)       9.61    10.60      5,243       1.73            4.73           422
   0.00         (0.47)       9.41    (0.05)     4,590       1.73            4.72           290
   0.00         (0.50)       9.89     4.85      4,909       1.70            4.16           236
   0.00         (1.99)       9.92    10.39      4,473       1.70            5.12           369
   0.00         (0.58)      10.84     4.17      3,925       2.57+           4.22+          307
   0.00         (0.26)      10.96    14.54      3,240       2.49 (d)        4.09(h)      1,246

   0.00         (0.75)       9.61    10.60      5,208       1.73            4.75           422
   0.00         (0.47)       9.41    (0.05)     5,254       1.73            4.71           290
   0.00         (0.50)       9.89     4.82      5,863       1.70            4.16           236
   0.00         (1.99)       9.92    10.39      6,096       1.70            5.12           369
   0.00         (0.58)      10.84     4.17      5,323       2.43+           4.14+          307
   0.00         (0.26)      10.96    14.54      3,459       2.49 (d)        4.09(h)      1,246

  $0.00        $(0.75)     $10.32    10.82 %  $84,631       0.99%           5.28%          417%
   0.00         (0.74)      10.03     1.50     54,299       1.19            5.75           330
   0.00         (0.88)      10.63     7.43     29,009       0.95            4.87           376
   0.00         (0.90)      10.74    12.14      9,582       0.95            5.88           280
   0.00         (0.05)      10.41    (1.21)       704       0.97+           4.95+          984

   0.00         (0.67)      10.32     9.94     28,747       1.74            4.57           417
   0.00         (0.66)      10.03     0.72     24,402       1.91 (g)        5.00           330
   0.00         (0.81)      10.63     6.69     21,256       1.70            4.14           376
   0.00         (0.81)      10.74    11.29     10,631       1.70            5.13           280
   0.00         (0.04)      10.41    (1.34)     1,221       1.75+           3.73+          984

   0.00         (0.67)      10.32     9.96     35,337       1.74            4.57           417
   0.00         (0.66)      10.03     0.73     30,214       1.91 (g)        5.01           330
   0.00         (0.80)      10.63     6.63     29,584       1.70            4.16           376
   0.00         (0.81)      10.74    11.29     17,080       1.70            5.13           280
   0.00         (0.04)      10.41    (1.32)     1,788       1.76+           4.09+          984


  $0.00        $(1.19)     $ 8.40    12.46 %  $ 1,143       1.34%(c)        9.08%          902%
   0.00         (0.84)       8.61    27.39        316       1.29           10.59           328
   0.00         (0.88)       7.51   (12.90)       172       1.25           10.26           315
   0.00         (0.59)       9.67     2.84        317       1.26+           6.93+          695

   0.00         (1.13)       8.40    11.59      1,620       2.09 (f)        8.58           902
   0.00         (0.78)       8.61    26.43      1,168       2.04            9.57           328
   0.00         (0.82)       7.51   (13.58)       398       2.00            9.68           315
   0.00         (0.53)       9.67     2.29        304       2.01+           6.33+          695

   0.00         (1.14)       8.40    11.74        792       2.08 (e)        8.52           902
   0.00         (0.78)       8.61    26.49        249       2.04            9.87           328
   0.00         (0.82)       7.51   (13.57)       229       2.00            9.79           315
   0.00         (0.53)       9.67     2.29        136       2.01+           6.11+          695

-------
(c) The ratio of expenses to average net assets excluding interest expense is 1.26%.
(d) The ratio of expenses to average net assets without the waiver would have been 1.57%.
(e) The ratio of expenses to average net assets excluding interest expense is 2.00%.
(f) The ratio of expenses to average net assets excluding interest expense is 2.01%.
(g) The ratio of expenses to average net assets excluding interest expense is 1.70%.
(h) The ratio of net investment income to average net assets without the waiver would have been 4.58%.

                                                                   Prospectus 62

                         Net Asset                 Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net       and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains Capital Gains
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund
 Class A
 03/31/2001               $10.22      $ 0.87(a)       $(0.34)(a)    $ 0.53      $(0.86)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                11.23        0.89(a)        (1.01)(a)     (0.12)      (0.88)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.91(a)        (0.43)(a)      0.48       (0.90)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.93(a)         0.66 (a)      1.59       (0.94)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.17           (0.05)         0.12       (0.20)       0.00          0.00          0.00
 Class B
 03/31/2001                10.22        0.79(a)        (0.33)(a)      0.46       (0.79)      (0.01)         0.00          0.00
 03/31/2000                11.23        0.81(a)        (1.01)(a)     (0.20)      (0.80)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.82(a)        (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.84(a)         0.66 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
 Class C
 03/31/2001                10.22        0.79(a)        (0.33)(a)      0.46       (0.79)      (0.01)         0.00          0.00
 03/31/2000                11.23        0.81(a)        (1.01)(a)     (0.20)      (0.80)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.82(a)        (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.85(a)         0.65 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
Convertible Fund
 Class A
 03/31/2001               $15.76      $ 0.00 (a)      $(3.45)(a)    $(3.45)     $(0.20)     $ 0.00        $ 0.00        $(0.70)
 05/28/1999 - 03/31/2000   10.67        0.00 (a)        5.35 (a)      5.35       (0.03)      (0.14)        (0.09)         0.00
 Class B
 03/31/2001                15.68       (0.16)(a)       (3.36)(a)     (3.52)      (0.12)       0.00          0.00         (0.70)
 05/28/1999 - 03/31/2000   10.67       (0.07)(a)        5.29 (a)      5.22       (0.02)      (0.10)        (0.09)         0.00
 Class C
 03/31/2001                15.71       (0.15)(a)       (3.38)(a)     (3.53)      (0.11)       0.00          0.00         (0.70)
 05/28/1999 - 03/31/2000   10.67       (0.07)(a)        5.31 (a)      5.24       (0.02)      (0.09)        (0.09)         0.00
Strategic Balanced Fund
 Class A
 03/31/2001               $12.74      $ 0.89 (a)      $(1.90)(a)    $(1.01)     $(0.62)     $ 0.00        $ 0.00        $(0.69)
 05/28/1999 - 03/31/2000   12.80        0.64 (a)        0.48 (a)      1.12       (0.72)      (0.15)        (0.31)         0.00
 Class B
 03/31/2001                12.72        0.81 (a)       (1.90)(a)     (1.09)      (0.54)       0.00          0.00         (0.69)
 05/28/1999 - 03/31/2000   12.80        0.60 (a)        0.45 (a)      1.05       (0.67)      (0.15)        (0.31)         0.00
 Class C
 03/31/2001                12.70        0.82 (a)       (1.92)(a)     (1.10)      (0.54)       0.00          0.00         (0.69)
 05/28/1999 - 03/31/2000   12.80        0.61 (a)        0.42 (a)      1.03       (0.67)      (0.15)        (0.31)         0.00
StocksPLUS Fund
 Class A
 03/31/2001               $14.06      $(0.01)(a)      $(2.80)(a)    $(2.81)     $(0.24)     $ 0.00        $ 0.00        $(0.91)
 03/31/2000                14.26        1.05 (a)        1.27 (a)      2.32       (1.04)       0.00         (0.97)        (0.51)
 03/31/1999                14.06        0.93 (a)        1.29 (a)      2.22       (0.78)       0.00         (1.24)         0.00
 03/31/1998                11.46        1.66 (a)        3.41 (a)      5.07       (1.38)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.10)          (0.20)        (0.30)      (0.15)       0.00          0.00          0.00
 Class B
 03/31/2001                13.96       (0.09)(a)       (2.79)(a)     (2.88)      (0.19)       0.00          0.00         (0.91)
 03/31/2000                14.18        0.90 (a)        1.30 (a)      2.20       (0.94)       0.00         (0.97)        (0.51)
 03/31/1999                14.01        0.84 (a)        1.26 (a)      2.10       (0.69)       0.00         (1.24)         0.00
 03/31/1998                11.44        1.61 (a)        3.35 (a)      4.96       (1.30)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.13)          (0.20)        (0.33)      (0.14)       0.00          0.00          0.00
 Class C
 03/31/2001                14.00       (0.07)(a)       (2.79)(a)     (2.86)      (0.20)       0.00          0.00         (0.91)
 03/31/2000                14.21        0.94 (a)        1.30 (a)      2.24       (0.97)       0.00         (0.97)        (0.51)
 03/31/1999                14.03        0.86 (a)        1.28 (a)      2.14       (0.72)       0.00         (1.24)         0.00
 03/31/1998                11.45        1.64 (a)        3.35 (a)      4.99       (1.32)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.12)(a)       (0.20)(a)     (0.32)      (0.14)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

63 PIMCO Funds: Pacific Investment Management Series

                          Net Asset          Net Assets  Ratio of      Ratio of Net
Tax Basis                   Value               End     Expenses to     Investment     Portfolio
  Return        Total        End    Total    of Period    Average    Income to Average Turnover
of Capital  Distributions of Period Return    (000's)   Net Assets      Net Assets       Rate
------------------------------------------------------------------------------------------------

  $0.00        $(0.87)     $ 9.88     5.44 %  $262,572     0.90%            8.62%          53%
   0.00         (0.89)      10.22    (1.15)    187,039     0.90             8.23           39
   0.00         (0.91)      11.23     4.32     155,466     0.90             7.94           39
   0.00         (1.03)      11.66    14.80      70,858     0.90             8.02           37
   0.00         (0.20)      11.10     1.06      28,873     0.92+            8.28+          67

   0.00         (0.80)       9.88     4.66     327,367     1.65             7.90           53
   0.00         (0.81)      10.22    (1.89)    303,333     1.65             7.48           39
   0.00         (0.82)      11.23     3.54     286,198     1.65             7.21           39
   0.00         (0.94)      11.66    13.94     156,099     1.65             7.27           37
   0.00         (0.18)      11.10     0.86      60,269     1.67+            7.52+          67

   0.00         (0.80)       9.88     4.66     373,530     1.65             7.90           53
   0.00         (0.81)      10.22    (1.89)    341,953     1.65             7.49           39
   0.00         (0.82)      11.23     3.55     370,861     1.65             7.24           39
   0.00         (0.94)      11.66    13.95     284,836     1.65             7.36           37
   0.00         (0.18)      11.10     0.88     205,297     1.68+            7.56+          67


  $0.00        $(0.90)     $11.41   (22.68)%  $  6,426     1.06%           (0.35)%        225%
   0.00         (0.26)      15.76    50.36       5,327     1.05+(d)         0.15+         247

   0.00         (0.82)      11.34   (23.24)      5,705     1.81            (1.13)         225
   0.00         (0.21)      15.68    49.18       2,437     1.80+(c)        (0.58)+        247

   0.00         (0.81)      11.37   (23.21)     13,249     1.80            (1.11)         225
   0.00         (0.20)      15.71    49.33       7,924     1.80+(c)        (0.59)+        247

  $0.00        $(1.31)     $10.42    (8.58)%     3,660     0.86%(b)         7.44 %        651%
   0.00         (1.18)      12.74     9.34       4,468     1.05+            5.99+         176

   0.00         (1.23)      10.40    (9.28)      8,484     1.57 (b)         6.59          651
   0.00         (1.13)      12.72     8.61      11,604     1.80+            5.61+         176

   0.00         (1.23)      10.37    (9.32)     14,004     1.58 (b)         6.76          651
   0.00         (1.13)      12.70     8.47      13,116     1.80+            5.66+         176


  $0.00        $(1.15)     $10.10   (21.31)%  $108,332     1.05%           (0.05)%        270%
   0.00         (2.52)      14.06    17.26     160,847     1.05             7.21           92
   0.00         (2.02)      14.26    17.07     148,748     1.05             6.66           81
   0.00         (2.47)      14.06    47.07      62,970     1.05            13.34           30
   0.00         (0.15)      11.46    (2.59)      5,790     1.10+          (10.69)+         47

   0.00         (1.10)       9.98   (21.91)    240,913     1.80            (0.74)         270
   0.00         (2.42)      13.96    16.40     374,171     1.80             6.27           92
   0.00         (1.93)      14.18    16.21     281,930     1.80             6.05           81
   0.00         (2.39)      14.01    46.11      99,039     1.80            12.60           30
   0.00         (0.14)      11.44    (2.81)      8,281     1.88+          (15.13)+         47

   0.00         (1.11)      10.03   (21.66)    207,945     1.55            (0.59)         270
   0.00         (2.45)      14.00    16.69     311,942     1.55             6.47           92
   0.00         (1.96)      14.21    16.48     245,088     1.55             6.19           81
   0.00         (2.41)      14.03    46.38      96,960     1.55            12.85           30
   0.00         (0.14)      11.45    (2.71)     11,254     1.65+          (12.79)+         47

-------
+   Annualized.
(b) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(c) If the Investment Manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(d) If the Investment Manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.

                                                                   Prospectus 64

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

            Corporate and Municipal Bond Ratings
Moody's
Investors    Aaa: Bonds which are rated Aaa are judged to be of the best
Service,    quality. They carry the smallest degree of investment risk and are
Inc.        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

A-1 PIMCO Funds: Pacific Investment Management Series

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                                                  Prospectus A-2

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-3 PIMCO Funds: Pacific Investment Management Series

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      DISTRIBUTOR
            PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

            Not part of the prospectus

[SCREENSHOT OF PIMCO       Stay connected, stay informed at
    FUNDS ONLINE]          www.pimcofunds.com

Find out what's happen-    PIMCO Funds Bond Center    Daily Manager Commentary
ing in the financial       Offers timely research     Provides end-of-day
markets and with your      and analysis of the        reports and investment
PIMCO funds at             economy and the bond mar-  insights from PIMCO'S
www.pimcofunds.com.        kets, including these      fund managers covering
                           useful resources:          everything from economic
PIMCO Funds online is                                 outlooks, to investment
committed to providing     . Manager Newsletters--    strategies and breaking
our shareholders with      Regular communications     news.
timely, user-friendly      from PIMCO bond fund
information. But we go     managers, including:       Free E-mail Newsletters
beyond simply reporting                               Have any of PIMCO'S mana-
the latest numbers.        Investment Outlook--       ger newsletters delivered
You'll also find exten-    PIMCO'S renowned bond      to you by e-mail. If
sive commentary and ana-   chief, Bill Gross, offers  you're already regis-
lysis from our investment  his insights on the bond   tered, click "Preferen-
professionals.             market and the economy.    ces" on the Home page,
                                                      then "Change My Personal
Fund Information Section   Fed Focus--Short-Term Fund Information," and check
Click on "Fund Informa-    manager and veteran Fed-   the newsletters you'd
tion" on our Home page     watcher Paul McCulley      like to receive.
for up-to-date fund data,  dissects the Fed.
including:                                            Account Access
                           . Media Highlights--       Easy and secure Account
 . Daily share prices and   PIMCO Funds portfolio      Access gives you a snap-
year-to-date performance   managers are frequently    shot of your holdings
figures.                   sought by the media to     plus detailed transaction
                           comment on the finan-      history. Simply click
 . Historical performance,  cial markets. Listings     "Account Access" on the
portfolio holdings, risk   of upcoming guest spots    PIMCO Funds Home page and
analysis and media         appear on our Web site.    enter your verification
coverage.                  And now you can view TV    information.
                           appearances online too.
 . Morningstar ratings and  Look for the latest        Receive Shareholder
Lipper category rankings.  video clips on the         Communications Online
                           PIMCO Funds Home page.     Sign up to receive annual
                           Or check under the         and semi-annual reports,
                           "Media Highlights" tab     prospectuses and more
                           of each fund.              through the Internet,
                                                      eliminating the paper-
                           . About Bond Investing--   mailings you've received
                           This section offers a      from us in the past. Just
                           valuable overview of       go to www.pimcofunds.com/
                           bond investing--includ-    edelivery and complete
                           ing white papers           the short enrollment
                           explaining the philo-      form.
                           sophy behind PIMCO bond
                           funds, a glossary of
                           bond terms and more.

PZ000.7/01                                            Not part of the Prospectus
--------------------------------------------------------------------------------
                                                               --------------
P I M C O                                                        PRESORTED
    FUNDS                                                         STANDARD
                                                                U.S. POSTAGE
                                                                   PAID
    PIMCO Funds                                                SMITHTOWN, NY
    Distributors LLC                                           PERMIT NO. 700
                                                               --------------
    2187 Atlantic Street
    Stamford, CT 06902-6896

JULY 31, 2001


                PIMCO Funds Prospectus




Share Class     SHORT DURATION BOND FUNDS          CONVERTIBLE FUNDS
D               Short-Term Fund                    Convertible Fund
                Low Duration Fund
                                                   TAX-EXEMPT BOND FUNDS
                INTERMEDIATE DURATION BOND FUNDS   California Intermediate
                Total Return Fund                  Municipal Bond Fund

                INTERNATIONAL BOND FUNDS           California Municipal Bond
                Foreign Bond Fund                  Fund
                Emerging Markets Bond Fund
                                                   Municipal Bond Fund
                HIGH YIELD BOND FUNDS
                High Yield Fund                    New York Municipal Bond
                                                   Fund
                MORTGAGE-BACKED BOND FUNDS
                GNMA Fund                          Short Duration Municipal
                Total Return Mortgage Fund         Bond Fund

                INFLATION-INDEXED BOND FUNDS       STOCK AND BOND FUNDS
                Real Return Fund                   Strategic Balanced Fund

                                                   ENHANCED INDEX STOCK FUNDS
                                                   StocksPLUS Fund

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO       This prospectus describes 17 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company LLC ("PIMCO"). As of June 30, 2001, Management PIMCO managed approximately $221.8 billion in assets. The firm's
Series      institutional heritage is reflected in the PIMCO Funds offered in this prospectus.
July 31,
2001        The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest.
Share       Please read it carefully.
Class
D           The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           California Intermediate Municipal Bond Fund....................   5
           California Municipal Bond Fund.................................   7
           Convertible Fund...............................................   9
           Emerging Markets Bond Fund.....................................  11
           Foreign Bond Fund..............................................  13
           GNMA Fund......................................................  15
           High Yield Fund................................................  17
           Low Duration Fund..............................................  19
           Municipal Bond Fund............................................  21
           New York Municipal Bond Fund...................................  23
           Real Return Fund...............................................  25
           Short Duration Municipal Income Fund...........................  27
           Short-Term Fund................................................  29
           StocksPLUS Fund................................................  31
           Strategic Balanced Fund........................................  33
           Total Return Fund..............................................  35
           Total Return Mortgage Fund.....................................  37
         Summary of Principal Risks.......................................  39
         Management of the Funds..........................................  41
         How to Buy and Sell Shares.......................................  45
         How Fund Shares are Priced.......................................  47
         Fund Distributions...............................................  47
         Tax Consequences.................................................  48
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  49
         Financial Highlights.............................................  57
         Appendix A-Description of Securities Ratings..................... A-1

                                                                    Prospectus 2

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                                                 Non-U.S.
                                                                                                                 Dollar
                                                                                                                 Denominated
                                                           Main Investments     Duration     Credit Quality(1)   Securities(2)
 -----------------------------------------------------------------------------------------------------------------------------
  Short Duration    Short-Term                             Money market         0-1 year     B to Aaa; max 10%    0-5%(3)
  Bond Funds                                               instruments and                   below Baa
                                                           short maturity
                                                           fixed income
                                                           securities
                    ----------------------------------------------------------------------------------------------------------
                    Low Duration                           Short maturity       1-3 years    B to Aaa; max 10%    0-20%(3)
                                                           fixed income                      below Baa
                                                           securities
 -----------------------------------------------------------------------------------------------------------------------------
  Intermediate      Total Return                           Intermediate         3-6 years    B to Aaa; max 10%    0-20%(3)
  Duration Bond                                            maturity fixed                    below Baa
  Funds                                                    income securities
 -----------------------------------------------------------------------------------------------------------------------------
  International     Foreign Bond                           Intermediate         3-7 years    B to Aaa; max        (greater
  Bond Funds                                               maturity hedged                   10% below Baa        than or =)
                                                           non-U.S. fixed                                         85%(5)
                                                           income securities
                    ----------------------------------------------------------------------------------------------------------
                    Emerging Markets Bond                  Emerging market      0-8 years    Caa to Aaa; max 35%  (greater
                                                           fixed income                      below B              than or =)
                                                           securities                                             80%(5)
 -----------------------------------------------------------------------------------------------------------------------------
  High Yield        High Yield                             Higher yielding      2-6 years    B to Aaa; min 65%    0-15%(4)
  Bond Funds                                               fixed income                      below Baa
                                                           securities
 -----------------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed   GNMA                                   Short and            1-7 years    Baa to Aaa; max 10%  0%
  Bond Funds                                               intermediate                      below Aaa
                                                           maturity mortgage-
                                                           related fixed
                                                           income securities
                                                           issued by the
                                                           Government
                                                           National Mortgage
                                                           Association
                    ----------------------------------------------------------------------------------------------------------
                    Total Return Mortgage                  Intermediate         2-6 years    Baa to Aaa; max 10%  0%
                                                           maturity mortgage-                below Aaa
                                                           related fixed
                                                           income securities
 -----------------------------------------------------------------------------------------------------------------------------
  Inflation-Indexed Real Return                            Inflation-indexed    N/A          B to Aaa; max 10%    0-20%(3)
  Bond Funds                                               fixed income                      below Baa
                                                           securities
 -----------------------------------------------------------------------------------------------------------------------------
  Convertible       Convertible                            Convertible          N/A          Caa to Aaa; max      0-20%(3)
  Funds                                                    securities                        40% below Baa
                                                                                             and 10% below B
 -----------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt        Short Duration Municipal Income        Short and            0-2 years    Baa to Aaa           0%
  Bond Funds                                               intermediate
                                                           maturity municipal
                                                           securities (exempt
                                                           from federal
                                                           income tax)
                    ----------------------------------------------------------------------------------------------------------
                    Municipal Bond                         Intermediate and     3-10 years   Ba to Aaa; max 10%   0%
                                                           long-term maturity                below Baa
                                                           municipal
                                                           securities (exempt
                                                           from federal
                                                           income tax)
                    ----------------------------------------------------------------------------------------------------------
                    California Intermediate Municipal Bond Intermediate         3-7 years    B to Aaa; max        0%
                                                           maturity municipal                10% below Baa
                                                           securities (exempt
                                                           from federal and
                                                           California
                                                           income tax)
                    ----------------------------------------------------------------------------------------------------------
                    California Municipal Bond              Intermediate to      3-12 years   B to Aaa; max 10%    0%
                                                           long-term maturity                below Baa
                                                           municipal
                                                           securities (exempt
                                                           from federal and
                                                           California income
                                                           tax)
                    ----------------------------------------------------------------------------------------------------------
                    New York Municipal Bond                Intermediate to      3-12 years   B to Aaa; max 10%    0%
                                                           long-term maturity                below Baa
                                                           municipal
                                                           securities (exempt
                                                           from federal and
                                                           New York income
                                                           tax)
 -----------------------------------------------------------------------------------------------------------------------------
  Stock and Bond    Strategic Balanced                     45-75% in the        0-6 years(6) B to Aaa; max        0-20%(3)(6)
  Funds                                                    StocksPLUS Fund;                  10% below Baa(6)
                                                           25-55% in the
                                                           Total Return Fund
 -----------------------------------------------------------------------------------------------------------------------------
  Enhanced Index    StocksPLUS                             S&P 500 stock        0-1 year     B to Aaa; max        0-20%(3)
  Stock Funds                                              index derivatives                 10% below Baa
                                                           backed by a
                                                           portfolio of
                                                           short-term fixed
                                                           income securities
 -----------------------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
 (2) Each Fund (except the Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and
      New York Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
 (3) The percentage limitation relates to non-U.S. dollar-denominated securities.
 (4)  The percentage limitation relates to euro-denominated securities.
 (5) The percentage limitation relates to securities of foreign issuers denominated in any currency.
 (6) The Fund does not invest in securities directly, but in other PIMCO Funds with these characteristics.

3  PIMCO Funds: Pacific Investment Management Series

Fixed       The "Fixed Income Funds" are the Short-Term, Low Duration, GNMA,
Income      Total Return, Total Return Mortgage, Short Duration Municipal
Instruments Income, Municipal Bond, California Intermediate Municipal Bond,
            California Municipal Bond, New York Municipal Bond, Real Return,
            Foreign Bond, Emerging Markets Bond and High Yield Funds. Each
            Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational
              entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Perform-    information and fees and expenses. A more detailed "Summary of
ance        Principal Risks" describing principal risks of investing in the
and Fees    Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Prospectus 4

            PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks high               Intermediate         B to Aaa; maximum
and         current income           maturity             10% below Baa
Strategies  exempt from              municipal
            federal and              securities           Dividend Frequency
            California income        (exempt from         Declared daily and
            tax. Capital             federal and          distributed monthly
            appreciation is a        California income
            secondary                tax)
            objective.
                                     Average Portfolio
            Fund Category            Duration
            Tax Exempt Bond          3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk     . Issuer Risk           . Mortgage Risk
              . Credit Risk            . Issuer Non-           . Leveraging
              . California State         Diversification Risk    Risk
                Specific Risk          . Liquidity Risk        . Management
              . Market Risk            . Derivatives Risk        Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

5 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 3.32%

                          [GRAPH]                           Highest and Lowest
                       Annual Return                        Quarter Returns
                                                            (for periods shown
                            00                              in the bar chart)
                          ------                            --------------------
                          10.61%                            Highest (10/1/00-
                                                            12/31/00)      2.83%
                                                            --------------------
                                                            Lowest (4/1/00-
                                                             6/30/00)      2.13%
               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                           1 Year (8/31/99)
            --------------------------------------------------------------------
            Class D                                        10.20% 7.74%
            --------------------------------------------------------------------
            Lehman Brothers California Intermediate
             Municipal Bond Index(1)                        9.71% 7.08%
            --------------------------------------------------------------------
            Lipper California Intermediate Municipal Debt
             Fund Avg(2)                                    9.66% 6.89%
            --------------------------------------------------------------------

            (1) The Lehman Brothers California Intermediate Municipal Bond
                Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index.
            (2) The Lipper California Intermediate Municipal Debt Fund
                Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                   Total Annual
                       Advisory   and/or Service   Other         Fund Operating
                       Fees       (12b-1) Fees(1)  Expenses(2)   Expenses
            -------------------------------------------------------------------
            Class D    0.25%      0.25%            0.36%         0.86%
            -------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                              Year 1       Year 3       Year 5        Year 10
            --------------------------------------------------------------------
            Class D           $88          $274         $477          $1,061
            --------------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO California Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks high               Intermediate to      B to Aaa; maximum
and         current income           long-term            10% below Baa
Strategies  exempt from              maturity
            federal and              municipal            Dividend Frequency
            California income        securities           Declared daily and
            tax. Capital             (exempt from         distributed monthly
            appreciation is a        federal and
            secondary                California income
            objective.               tax)

            Fund Category            Average Portfolio
            Tax Exempt Bond          Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-          . Leveraging Risk
              . California State       Diversification      . Management Risk
                Specific Risk          Risk
              . Market Risk          . Liquidity Risk
                                     . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

7 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                    Total Annual
                       Advisory  and/or Service    Other         Fund Operating
                       Fees      (12b-1) Fees(1)   Expenses(2)   Expenses
            -------------------------------------------------------------------
            Class D    0.25%     0.25%             0.35%         0.85%
            -------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1        Year 3         Year 5      Year 10
            -------------------------------------------------------------------
            Class D         $87           $271           $471        $1,049
            -------------------------------------------------------------------

                                                                    Prospectus 8

            PIMCO Convertible Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Convertible          Caa to Aaa; maximum
and         Seeks maximum            securities           40% below Baa and
Strategies  total return,                                 10% below B
            consistent with          Average Portfolio
            prudent                  Duration             Dividend Frequency
            investment               N/A                  Declared and
            management                                    distributed
                                                          quarterly
            Fund Category
            Convertible

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements and may invest in asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . High Yield Risk      . Foreign
              . Issuer Risk          . Derivatives            Investment Risk
              . Interest Rate          Risk                 . Currency Risk
                Risk                 . Liquidity Risk       . Leveraging Risk
              . Credit Risk          . Smaller Company      . Management Risk
                                       Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

9 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional
            Class

                                                          More Recent Return
                                                          Information
                                                          ----------------------
                                                          1/1/01-6/30/01 -11.22%

                                                          Highest and Lowest
                            [GRAPH]                       Quarter Returns
                         Annual Return                    (for periods shown
                                                          in the bar chart)
                              00                          ----------------------
                            ------                        Highest (1/1/00-
                            -0.77%                        3/31/00)        12.98%
                                                          ----------------------
                                                          Lowest (10/1/00-
                                                          12/31/00)      -10.38%
               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                       1 Year     (3/31/99)
            --------------------------------------------------------------------
            Class D                                    -1.06%     21.29%
            --------------------------------------------------------------------
            First Boston Convertible Bond Index(1)     -7.83%     14.19%
            --------------------------------------------------------------------
            Lipper Convertible Securities Fund Avg(2)   0.47%     15.33%
            --------------------------------------------------------------------

            (1) The First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. It is not possible to invest directly in the index.
            (2) The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                  Total Annual
                       Advisory     and/or Service   Other        Fund Operating
                       Fees         (12b-1) Fees(1)  Expenses(2)  Expenses
            --------------------------------------------------------------------
            Class D    0.40%        0.25%            0.40%        1.05%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1        Year 3       Year 5       Year 10
            -------------------------------------------------------------------
            Class D         $107          $334         $580         $1,284
            -------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Emerging market      Caa to Aaa; maximum
and         Seeks maximum            fixed income         35% below B
Strategies  total return,            securities
            consistent with                               Dividend Frequency
            preservation of          Average Portfolio    Declared daily and
            capital and              Duration             distributed monthly
            prudent investment       0-8 years
            management

            Fund Category
            International Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 35% of its assets in securities rated below B. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Emerging Markets      . Liquidity Risk
                Risk                   Risk                  . Derivatives
              . Credit Risk          . Foreign                 Risk
              . High Yield Risk        Investment Risk       . Leveraging Risk
              . Market Risk          . Currency Risk         . Management Risk
              . Issuer Risk          . Issuer Non-
                                       Diversification Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

11 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                           More Recent Return
                                                           Information
                                                           ---------------------
                                                           1/1/01-6/30/01 10.84%

                              [GRAPH]                      Highest and Lowest
                           Annual Return                   Quarter Returns
                                                           (for periods shown
                          98      99      00               in the bar chart)
                       -------  ------  ------             ---------------------
                       -11.76%  26.58%  14.59%             Highest (10/1/98-
                                                           12/31/98)      12.27%
                                                           ---------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)      -21.05%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
         ----------------------------------------------------------------------
         Class D                                          14.15% 6.17%
         ----------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  15.66% 6.20%
         ----------------------------------------------------------------------
         Lipper Emerging Markets Debt Fund Avg(2)          9.86% 1.55%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an
                unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Markets Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.45%      0.25%             0.63%         1.33%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.55% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 1.25% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5         Year 10
            -------------------------------------------------------------------
            Class D         $135         $421          $729           $1,601
            -------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         B to Aaa; maximum
and         Seeks maximum            maturity hedged      10% below Baa
Strategies  total return,            non-U.S. fixed
            consistent with          income securities    Dividend Frequency
            preservation of                               Declared daily and
            capital and              Average Portfolio    distributed monthly
            prudent                  Duration
            investment               3-7 years
            management

            Fund Category
            International
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate      . Foreign Investment     . Mortgage Risk
                Risk                 Risk                   . Derivatives
              . Credit Risk        . Currency Risk            Risk
              . Market Risk        . Issuer Non-            . Leveraging Risk
              . Issuer Risk          Diversification Risk   . Management Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

13 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 2.80%
                              [GRAPH]
                           Annual Return                    Highest and Lowest
                                                            Quarter Returns
                     93      94      95      96             (for periods shown
                   ------  ------  ------  ------           in the bar chart)
                   15.92%  -7.72%  20.68%  18.42%           --------------------
                                                            Highest (10/1/95-
                      97     98     99     00               12/31/95)      7.12%
                     -----  -----  -----  -----             --------------------
                     9.14%  9.55%  1.12%  9.37%             Lowest (1/1/94-
                                                            3/31/94)      -4.32%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/3/92)(3)
         ----------------------------------------------------------------------
         Class D                                  9.37%  9.38%   9.30%
         ----------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)   9.71%  9.49%   9.18%
         ----------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  1.68%  3.36%   5.70%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.68 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.49%         0.99%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                          Year 1       Year 3        Year 5       Year 10
            --------------------------------------------------------------------
            Class D       $101         $315          $547         $1,213
            --------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO GNMA Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Short to             B to Aaa; maximum
and         total return,            intermediate         10% below Aaa
Strategies  consistent with          maturity
            preservation of          mortgage-related     Dividend Frequency
            capital and              fixed income         Declared daily and
            prudent                  securities           distributed monthly
            investment
            management               Average Portfolio
                                     Duration
            Fund Category            1-7 years
            Mortgage-
            Backed Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk      . Derivatives Risk    . Foreign Investment Risk
              . Issuer Risk      . Mortgage Risk       . Leveraging Risk
              . Interest Rate    . Liquidity Risk      . Management Risk
                Risk
              . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

15 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Return -- Institutional Class

                                                         More Recent Return
                                                         Information
                                                         ----------------------
                                                         1/1/01-6/30/01   6.50%

                           [GRAPH]                       Highest and Lowest
                        Annual Return                    Quarter Returns
                                                         (for periods shown
                      98     99     00                   in the bar chart)
                    -----  -----  ------                 ----------------------
                    6.10%  2.86%  11.60%                 Highest (4th Qtr. '00)
                                                                          4.34%
                                                         ----------------------
                                                         Lowest (4th Qtr. '99)
                                                                         -0.48%
               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                       1 Year     (7/31/97)
            --------------------------------------------------------------------
            Class D                                    11.16%     6.84%
            --------------------------------------------------------------------
            Merrill Lynch 1-3 Year Treasury Index(1)    7.99%     6.02%
            --------------------------------------------------------------------
            Lehman Brothers GNMA Index(2)              11.11%     6.80%
            --------------------------------------------------------------------
            Lipper U.S. Mortgage Fund Avg(3)           10.46%     5.93%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index, the Fund's former benchmark index, is an unmanaged index of U.S. Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lehman Brothers GNMA Index, the Fund's current benchmark index, is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association
                (GNMA). The Fund has changed its benchmark index because the Lehman Brothers GNMA Index more closely reflects the universe of securities in which the Fund invests.
            (3) The Lipper U.S. Mortgage Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgage/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sale charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)    None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                  Total Annual
                           Advisory and/or Service   Other        Fund Operating
            Share Class    Fees     (12b-1) Fees(1)  Expenses(2)  Expenses
            --------------------------------------------------------------------
            Class D        0.25%    0.25%            0.50%        1.00%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Fund--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class         Year 1       Year 3        Year 5       Year 10
         ----------------------------------------------------------------------
         Class D             $102         $318          $552         $1,225
         ----------------------------------------------------------------------

                                                                 Prospectus 16

            PIMCO High Yield Fund

--------------------------------------------------------------------------------
Principal   Investment              Fund Focus          Credit Quality
Investments Objective               Higher yielding     B to Aaa; minimum
and         Seeks maximum           fixed income        65% below Baa
Strategies  total return,           securities
            consistent with                             Dividend Frequency
            preservation of         Average             Declared daily and
            capital and             Portfolio           distributed monthly
            prudent                 Duration
            investment              2-6 years
            management

            Fund Category
            High Yield Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage or asset backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk  . Issuer Risk         . Foreign Investment
              . Credit Risk         . Liquidity Risk        Risk
              . High Yield Risk     . Derivatives         . Currency Risk
              . Market Risk           Risk                . Leveraging Risk
                                    . Mortgage Risk       . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

17 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                           More Recent Return
                                                           Information
                                                           --------------------
                                                           1/1/01-6/30/01 2.59%
                              [GRAPH]
                           Annual Return                   Highest and Lowest
                                                           Quarter Returns
                     93      94     95      96             (for periods shown
                   ------  -----  ------  ------           in the bar chart)
                   18.26%  2.01%  20.23%  11.28%           --------------------
                                                           Highest (1/1/93-
                     97     98     99      00              3/31/93)       6.17%
                   ------  -----  -----  ------            --------------------
                   12.82%  6.15%  2.43%  -0.88%            Lowest (1/1/00-
                                                           3/31/00)      -2.29%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/16/92)(3)
         ----------------------------------------------------------------------
         Class D                                  -0.88% 6.23%   8.78%
         ----------------------------------------------------------------------
         Lehman Brothers Intermediate BB US High
          Yield Index(1)                           3.73% 6.41%   8.20%
         ----------------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)    -8.11% 3.60%   6.02%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate BB US High Yield Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.28 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                   Total Annual
                       Advisory    and/or Service    Other        Fund Operating
                       Fees        (12b-1) Fees(1)   Expenses(2)  Expenses
            --------------------------------------------------------------------
            Class D    0.25%       0.25%             0.40%        0.90%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $92          $287          $498          $1,108
            -------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Low Duration Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Short maturity       B to Aaa; maximum
and         Seeks maximum            fixed income         10% below Baa
Strategies  total return,            securities
            consistent with                               Dividend Frequency
            preservation of          Average Portfolio    Declared daily and
            capital and              Duration             distributed monthly
            prudent investment       1-3 years
            management

            Fund Category
            Short Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Interest Rate          . Derivatives          . Currency Risk
              Risk                     Risk                 . Leveraging Risk
            . Credit Risk            . Liquidity Risk       . Management Risk
            . Market Risk            . Mortgage Risk
            . Issuer Risk            . Foreign
                                       Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

19 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 4.25%
                            [GRAPH]
                        Annual Return                       Highest and Lowest
                                                            Quarter Returns
                 91      92     93    94      95            (for periods shown
               ------  -----  -----  -----  ------          in the bar chart)
               13.11%  7.36%  7.43%  0.30%  11.57%          --------------------
                                                            Highest (7/1/91-
                 96     97     98    99     00              9/30/91)       3.82%
               -----  -----  -----  -----  -----            --------------------
               5.80%  7.90%  6.81%  2.65%  7.36%            Lowest (1/1/94-
                                                            3/31/94)      -0.40%
                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
         -----------------------------------------------------------------------
         Class D                                         7.36%  6.09%   6.97%
         -----------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        7.99%  5.92%   6.42%
         -----------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  7.35%   5.39%  6.28%
         -----------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                    Total Annual
                      Advisory   and/or Service    Other         Fund Operating
                      Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            -------------------------------------------------------------------
            Class D   0.25%      0.25%             0.32%         0.82%
            -------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.75% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                           Year 1       Year 3        Year 5          Year 10
            -------------------------------------------------------------------
            Class D        $84          $262          $455            $1,014
            -------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment              Fund Focus          Credit Quality
Investments Objective               Intermediate to     Ba to Aaa; maximum
and         Seeks high              long-term           10% below Baa
Strategies  current income          maturity
            exempt from             municipal           Dividend Frequency
            federal income          securities          Declared daily and
            tax, consistent         (exempt from        distributed monthly
            with preservation       federal income
            of capital. Capital     tax)
            appreciation is
            a secondary             Average Portfolio
            objective.              Duration
                                    3-10 years
            Fund Category
            Tax Exempt Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") but rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements, on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Interest Rate Risk   . Liquidity Risk    . California State
             . Credit Risk          . Derivatives Risk    Specific Risk
             . Market Risk          . Leveraging Risk   . New York State
             . Issuer Risk          . Management Risk     Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

21 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 5.04%

                                                            Highest and Lowest
                              [GRAPH]                       Quarter Returns
                           Annual Return                    (for periods shown
                                                            in the bar chart)
                       98       99       00                 --------------------
                      -----    -----    -----               Highest (7/1/98-
                      5.68%   -4.06%    9.90%               9/30/98)       3.24%
                                                            --------------------
                                                            Lowest (4/1/99-
                                                            6/30/99)      -2.44%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                      1 Year     (12/31/97)
         ----------------------------------------------------------------------
         Class D                                       9.90%     3.67%
         ----------------------------------------------------------------------
         Lehman Brothers General Municipal
          Bond Index(1)                               11.69%     5.21%
         ----------------------------------------------------------------------
         Lipper General Municipal Debt Fund Avg(2)    10.86%     3.70%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers General Municipal Bond Index is an
                unmanaged index of municipal bonds with an average duration of
                7.89 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                   Total Annual
                       Advisory   and/or Service   Other         Fund Operating
                       Fees       (12b-1) Fees(1)  Expenses(2)   Expenses
            -------------------------------------------------------------------
            Class D    0.25%      0.25%            0.35%         0.85%
            -------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3       Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $87          $271         $471          $1,049
            -------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO New York Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective      Fund Focus          Credit Quality
Investments Seeks high current        Intermediate to     B to Aaa; maximum
and         income exempt from        long-term maturity  10% below Baa
Strategies  federal and New York      municipal
            income tax. Capital       securities (exempt  Dividend Frequency
            appreciation is a         from federal and    Declared daily and
            secondary objective.      New York income     distributed monthly
                                      tax)
            Fund Category
            Tax Exempt Bond           Average Portfolio
                                      Duration
                                      3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-          . Leveraging Risk
              . New York State         Diversification      . Management Risk
                Specific Risk          Risk
              . Market Risk          . Liquidity Risk
                                     . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

23 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 6.15%

                          [GRAPH]                           Highest and Lowest
                       Annual Return                        Quarter Returns
                                                            (for periods shown
                            00                              in the bar chart)
                          ------                            --------------------
                          11.02%                            Highest (10/1/00-
                                                            12/31/00)      3.91%
                                                            --------------------
                                                            Lowest (4/1/00-
                                                            6/30/00)       1.52%
               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (8/31/99)
         ----------------------------------------------------------------------
         Class D                                          10.61% 7.86%
         ----------------------------------------------------------------------
         Lehman Brothers New York Insured Municipal Bond
          Index(1)                                        13.68% 9.11%
         ----------------------------------------------------------------------
         Lipper New York Intermediate Muncipal Debt Fund
          Avg(2)                                          11.72% 7.08%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate New York Insured Municipal
                Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index.
            (2) The Lipper New York Intermediate Municipal Debt Fund Average
                is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.40%         0.90%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3       Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $92          $287         $498          $1,108
            -------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Real Return Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Inflation-indexed    B to Aaa; maximum
and         Seeks maximum            fixed income         10% below Baa
Strategies  real return,             securities
            consistent with                               Dividend Frequency
            preservation of          Average Portfolio    Declared daily and
            real capital and         Duration             distributed monthly
            prudent                  See description
            investment               below
            management

            Fund Category
            Inflation-Indexed
            Bond

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes Index, which as of June 30, 2001 was 8.81 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of this Fund will generally vary with a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate      . Derivatives Risk       . Currency Risk
                Risk               . Liquidity Risk         . Leveraging Risk
              . Credit Risk        . Issuer Non-            . Management Risk
              . Market Risk          Diversification        . Mortgage Risk
              . Issuer Risk          Risk
                                   . Foreign Investment
                                     Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

25 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 7.16%

                                [GRAPH]                     Highest and Lowest
                             Annual Return                  Quarter Returns
                                                            (for periods shown
                           98     99     00                 in the bar chart)
                         -----  -----  ------               --------------------
                         4.80%  5.30%  13.02%               Highest (1/1/00-
                                                            3/31/00)       4.29%
                                                            --------------------
                                                            Lowest (10/1/98-
                                                            12/31/98)     -0.15%
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                      1 Year     (1/29/97)(3)
         ----------------------------------------------------------------------
         Class D                                      13.02%     6.77%
         ----------------------------------------------------------------------
         Lehman Brothers Inflation Linked Treasury
          Index(1)                                    13.18%     5.50%
         ----------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)      7.87%     5.41%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 8.81 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.44%         0.94%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                              Year 1       Year 3       Year 5       Year 10
            -------------------------------------------------------------------
            Class D           $96          $300         $520         $1,155
            -------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Short Duration Municipal Income Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Short and            Baa to Aaa
and         Seeks high               intermediate
Strategies  current income           maturity             Dividend Frequency
            exempt from              municipal            Declared daily and
            federal income           securities           distributed monthly
            tax, consistent          (exempt from
            with preservation        federal income
            of capital.              tax)

            Fund Category            Average Portfolio
            Tax Exempt Bond          Duration
                                     0-2 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Derivatives        . Management Risk
                Risk                   Risk               . California State
              . Credit Risk          . Mortgage Risk        Specific Risk
              . Market Risk          . Leveraging Risk    . New York State
              . Issuer Risk                                 Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/ service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 2.57%

                         [GRAPH]                            Highest and Lowest
                      Annual Return                         Quarter Returns
                                                            (for periods shown
                           00                               in the bar chart)
                         -----                              -------------------
                         5.81%                              Highest (10/1/00-
                                                            12/31/00)      2.01
                                                            -------------------
                                                            Lowest (4/1/00-
                                                            6/30/00)       1.01
                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                         1 Year (8/31/99)
         ---------------------------------------------------------------------
         Class D                                         5.38%  4.78%
         ---------------------------------------------------------------------
         Lehman Brothers 1-Year Municipal Bond Index(1)  5.34%  4.64%
         ---------------------------------------------------------------------
         Lipper Short Municipal Debt Fund Avg(2)         5.13%  4.32%
         ---------------------------------------------------------------------

            (1) The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.20%      0.25%             0.36%         0.81%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.80% for Class D. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                           Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D        $83          $259          $450          $1,002
            -------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Short-Term Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Money market         B to Aaa; maximum
and         Seeks maximum            instruments and      10% below Baa
Strategies  current income,          short maturity
            consistent with          fixed income         Dividend Frequency
            preservation of          securities           Declared daily and
            capital and daily                             distributed monthly
            liquidity                Average Portfolio
                                     Duration
            Fund Category            0-1 year
            Short Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk     . Issuer Risk         . Leveraging Risk
              . Credit Risk            . Derivatives Risk    . Management Risk
              . Market Risk            . Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

29 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 3.07%
                             [GRAPH]
                         Annual Return                      Highest and Lowest
                                                            Quarter Returns
                91      92      93      94      95          (for periods shown
              -----   -----   -----   -----   -----         in the bar chart)
              6.34%   3.32%   4.31%   2.58%   8.87%         --------------------
                                                            Highest (10/1/95-
                96      97      98      99      00          12/31/95)      2.52%
              -----   -----   -----   -----   -----         --------------------
              6.68%   6.20%   5.43%   4.92%   6.96%         Lowest (1/1/94-
                                                            3/31/94)       0.12%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
             -------------------------------------------------------------------
             Class D                                     6.96%  6.04%   5.55%
             -------------------------------------------------------------------
             Salomon Brothers 3-Month Treasury Bill(1)   5.97%  5.25%   4.86%
             -------------------------------------------------------------------
             Lipper Ultra-short Obligations Fund Avg(2)  6.56%  5.62%   5.44%
             -------------------------------------------------------------------

            (1) The Salomon Brothers 3-Month Treasury Bill Index is an
                unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultra-short Obligations Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.81%         1.31%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.75%. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $133         $415          $718          $1,579
            -------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                S&P 500 stock        B to Aaa; maximum
and         Seeks total              index derivatives    10% below Baa
Strategies  return which             backed by a
            exceeds that of          portfolio of         Dividend Frequency
            the S&P 500              short-term fixed     Declared and
                                     income securities    distributed
            Fund Category                                 quarterly
            Enhanced Index           Average Portfolio
            Stock                    Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Interest Rate        . Mortgage Risk
              . Issuer Risk            Risk                 . Leveraging Risk
              . Derivatives          . Liquidity Risk       . Management Risk
                Risk                 . Foreign
              . Credit Risk            Investment Risk
                                     . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For the period prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01
                                                                          -6.65%
                            [GRAPH]
                          Annual Return                     Highest and Lowest
                                                            Quarter Returns
                    94      95      96      97              (for periods shown
                  ------  ------  ------  ------            in the bar chart)
                   2.58%  39.86%  22.61%  32.34%            --------------------
                                                            Highest (10/1/98-
                        98      99      00                  12/31/98)     21.17%
                      ------  ------  ------                --------------------
                      27.71%  19.56%  -8.53%                Lowest (7/1/98-
                                                            9/30/98)      -9.87%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                       1 Year       5 Years      (5/13/93)(3)
            -------------------------------------------------------------------
            Class D                    -8.53%       17.78%       17.96%
            -------------------------------------------------------------------
            S&P 500 Index(1)           -9.11%       18.33%       17.52%
            -------------------------------------------------------------------
            Lipper Large-Cap Core
             Fund Average(2)           -7.48%       15.99%       15.20%
            -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.40%      0.25%             0.40%         1.05%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $107         $334          $579          $1,283
            -------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                45-75% StocksPLUS    (of Underlying
and         Seeks maximum total      Fund; 25-55%         Funds) B to Aaa;
Strategies  return, consistent       Total Return Fund    maximum 10% below
            with preservation                             Baa
            of capital and           Average Portfolio
            prudent investment       Duration             Dividend Frequency
            management               (of Underlying       Declared and
                                     Funds)               distributed
            Fund Category            0-6 years            quarterly
            Stock and Bond

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.

             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

             In addition to the StockPLUS and Total Return Funds, the Fund may
            in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund are:

              . Allocation Risk      . Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              . Market Risk          . Derivatives Risk     . Mortgage Risk
              . Issuer Risk          . Liquidity Risk       . Leveraging Risk
              . Interest Rate        . Foreign              . Management Risk
                Risk                   Investment Risk
              . Credit Risk          . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment policies.

33 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                           More Recent Return
                                                           Information
                                                           ---------------------
                                                           1/1/01-6/30/01 -2.62%

                                                           Highest and Lowest
                              [GRAPH]                      Quarter Returns
                           Annual Return                   (for periods shown
                                                           in the bar chart)
                  97       98       99       00            ---------------------
                 -----   ------   ------   ------          Highest (4/1/97-
                23.69%   19.13%   11.07%   -2.05%          6/30/97)       12.12%
                                                           ---------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)       -4.62%
                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (6/28/96)(4)
            -------------------------------------------------------------------
            Class D                                       -2.05% 13.41%
            -------------------------------------------------------------------
            S&P 500 Index(1)                              -9.11% 18.00%
            -------------------------------------------------------------------
            S&P 500 and Lehman Brothers Aggregate Bond
             Index Blend(2)                              -1.00% 14.05%
            -------------------------------------------------------------------
            Lipper Balanced Fund Avg(3)                   1.67%  11.49%
            -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) This index is a static blend consisting 60% of the S&P 500
                Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                           Distribution                                 Total Annual
                  Advisory and/or Service  Other       Underlying       Fund Operating
                  Fees     (12b-1) Fees(1) Expenses(2) Fund Expenses(3) Expenses
         --------------------------------------------------------------------------
         Class D     None     0.25%           0.40%       0.59%            1.24%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
            (3) Underlying Fund Expenses for the Fund are based upon a 60%/40%
                allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1         Year 3        Year 5      Year 10
            -------------------------------------------------------------------
            Class D         $126           $393          $681        $1,500
            -------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         B to Aaa; maximum
and         Seeks maximum            maturity fixed       10% below Baa
Strategies  total return,            income securities
            consistent with                               Dividend Frequency
            preservation of          Average Portfolio    Declared daily and
            capital and              Duration             distributed monthly
            prudent investment       3-6 years
            management

            Fund Category
            Intermediate
            Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Derivatives Risk     . Currency Risk
                Risk                 . Liquidity Risk       . Leveraging Risk
              . Credit Risk          . Mortgage Risk        . Management Risk
              . Market Risk          . Foreign Investment
              . Issuer Risk            Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

35 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 2.43%
                           [GRAPH]
                       Annual Return                        Highest and Lowest
                                                            Quarter Returns
              91      92     93      94      95             (for periods shown
            ------  -----  ------  ------  ------           in the bar chart)
            19.19%  9.42%  12.20%  -3.88%  19.41%           --------------------
                                                            Highest (7/1/91-
              96      97     98     99      00              9/30/91)       6.58%
            -----   -----  -----  ------  ------            --------------------
            4.37%   9.84%  9.43%  -0.60%  11.73%            Lowest (1/1/94-
                                                            3/31/94)      -2.76%

              Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
         -----------------------------------------------------------------------
         Class D                                         11.73% 6.86%   8.87%
         -----------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)         11.63% 6.46%   7.96%
         -----------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                         9.90%  5.54%   7.59%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.31%         0.81%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect an Administrative Fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.75%. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $83          $259          $450          $1,002
            -------------------------------------------------------------------

                                                                   Prospectus 36

            PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         Baa to Aaa; maximum
and         Seeks maximum            maturity fixed       10% below Aaa
Strategies  total return,            income securities
            consistent with                               Dividend Frequency
            preservation of          Average Portfolio    Declared daily and
            capital and              Duration             distributed monthly
            prudent investment       2-6 years
            management

            Fund Category
            Mortgage-Backed
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Mortgage Risk        . Foreign
              . Credit Risk          . Derivatives Risk       Investment Risk
              . Market Risk          . Liquidity Risk       . Leveraging Risk
              . Issuer Risk                                 . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

37 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-6/30/01 4.20%

                               [GRAPH]                      Highest and Lowest
                            Annual Return                   Quarter Returns
                                                            (for periods shown
                        98       99       00                in the bar chart)
                      -----    -----    ------              --------------------
                      6.81%    2.01%    11.79%              Highest (10/1/00-
                                                            12/31/00)      4.20%
                                                            --------------------
                                                            Lowest (4/1/99-
                                                            6/30/99)      -0.23%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                    1 Year        (7/31/97)
            --------------------------------------------------------------------
            Class D                                 11.79%        7.38%
            --------------------------------------------------------------------
            Lehman Brothers Mortgage Index(1)       11.16%        6.80%
            --------------------------------------------------------------------
            Lipper U.S. Mortgage Fund Avg(2)        10.46%        5.93%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 3.56 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
                       Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
            Class D    0.25%      0.25%             0.40%         0.90%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1       Year 3        Year 5        Year 10
            -------------------------------------------------------------------
            Class D         $92          $287          $498          $1,108
            -------------------------------------------------------------------

                                                                   Prospectus 38

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities
            (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative

39 PIMCO Funds: Pacific Investment Management Series
            may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign (non-U.S.) currencies or in
Risk        securities that trade in, and receive revenues in, foreign (non-
            U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversi-    diversified" may invest a greater percentage of their assets in
fication    the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

                                                                   Prospectus 40

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation  The Strategic Balanced Fund's investment performance depends upon
Risk how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying  Because the Strategic Balanced Fund invests all of its assets in
Fund        Underlying Funds, the risks associated with investing in the Fund
Risks       are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Administ-   Trustees, PIMCO is responsible for managing the investment
rator       activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.

41 PIMCO Funds: Pacific Investment Management Series

Advisory
Fees Each Fund, except the Strategic Balanced Fund, pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2001, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


            Fund                                                   Advisory Fees
            --------------------------------------------------------------------
            Short Duration Municipal Income Fund                       0.20%
            Strategic Balanced,* Convertible and StocksPLUS Funds      0.40%
            Emerging Markets Bond Fund                                 0.45%
            All other Funds                                            0.25%

            -------

            * Effective September 29, 2000, the advisory fee for the Strategic Balanced Fund was reduced to an annual rate of 0.00%.


Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class D shareholders of
Fees        each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

             PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm's services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             For the fiscal year ended March 31, 2001, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

         Fund                                              Administrative Fees*
         ----------------------------------------------------------------------
         Short-Term, Low Duration and Total Return Funds          0.50%
         Short Duration Municipal Income, Municipal Bond,
          California Intermediate Municipal, California
          Municipal Bond and New York Municipal Bond
          Funds                                                   0.60%
         Total Return Mortgage, High Yield, Real Return,
          Convertible, Strategic Balanced and StocksPLUS
          Funds                                                   0.65%
         Foreign Bond Fund                                        0.70%
         GNMA Fund                                                0.75%
         Emerging Markets Bond Fund                               0.80%

            * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the Administrative Fees rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other Expenses."

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Strategic   The Strategic Balanced Fund does not pay any fees to PIMCO under
Balanced    the Trust's investment advisory agreement in return for the
Fund Fees   advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.65% based on the average daily net assets attributable in the aggregate to the Fund's Class D shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

                                                                   Prospectus 42

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees, and which are subject to lower administrative fees than the Class D shares.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objectives and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

43 PIMCO Funds: Pacific Investment Management Series

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                               Recent Professional
         Fund                      Portfolio Manager    Since  Experience
         ------------------------------------------------------------------------------
         Short-Term                Paul A. McCulley      8/99  Managing Director,
                                                               PIMCO. He has managed
                                                               fixed income assets
                                                               since joining PIMCO in
                                                               1999. Prior to joining
                                                               PIMCO, Mr. McCulley was
                                                               associated with Warburg
                                                               Dillon Read as a
                                                               Managing Director from
                                                               1992-1999 and Head of
                                                               Economic and Strategy
                                                               Research for the
                                                               Americas from 1995-1999,
                                                               where he managed macro
                                                               research world-wide.

         Low Duration              William H. Gross      5/87* Managing Director, Chief
         Total Return                                    5/87* Investment Officer and a
         Strategic Balanced                              1/98  founding partner of
         StocksPLUS                                      1/98  PIMCO. He leads a team
                                                               which manages the
                                                               Strategic Balanced and
                                                               StocksPLUS Funds.

         Total Return Mortgage     W. Scott Simon        4/00  Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               2000. Prior to that, he
                                                               was a Senior Managing
                                                               Director and co-head of
                                                               Mortgage Backed
                                                               Securities pass-through
                                                               trading at Bear Stearns
                                                               & Co.

         Foreign Bond              Sudi Mariappa        11/00  Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               2000. Prior to joining
                                                               PIMCO, Mr. Mariappa was
                                                               a Managing Director with
                                                               Merrill Lynch from
                                                               1999-2000. Prior to that,
                                                               he was associated with
                                                               Sumitomo Finance
                                                               International as an
                                                               Executive Director in
                                                               1998, and with Long-term
                                                               Capital Management as a
                                                               strategist from 1995-1998.

         Emerging Markets Bond     Mohamed A. El-Erian   8/99  Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO, he was a
                                                               Managing Director from
                                                               1998-1999 for Salomon
                                                               Smith Barney/Citibank
                                                               where he was head of
                                                               emerging markets
                                                               research. Prior to that
                                                               he was associated with
                                                               the International
                                                               Monetary Fund as a
                                                               Deputy Director and
                                                               Advisor from 1983-1998.

         GNMA                      Scott A. Mather       9/00  Executive Vice President,
                                                               PIMCO. He joined PIMCO as a
                                                               Portfolio Manager in
                                                               1998. Prior to that he
                                                               was a bond trader at Goldman
                                                               Sachs & Co., where he
                                                               specialized in mortgage-
                                                               backed securities.

         High Yield                Benjamin L. Trosky   12/92* Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1990, and has managed
                                                               fixed income accounts for
                                                               various institutional
                                                               clients and funds since
                                                               that time.

         Short Duration            Mark V. McCray        4/00  Executive Vice
          Municipal Income                                     President, PIMCO. He
         Municipal Bond                                  4/00  joined PIMCO as a
         California Intermediate                         4/00  Portfolio Manager in
          Municipal Bond                                       2000. Prior to that, he
         California Municipal Bond                       5/00* was a bond trader from
         New York                                        4/00  1992-1999 at Goldman,
          Municipal Bond                                       Sachs & Co. where
                                                               he was appointed Vice
                                                               President in 1996 and
                                                               named co-head of
                                                               municipal bond
                                                               trading in 1997 with
                                                               responsibility for the
                                                               firm's proprietary
                                                               account and supervised
                                                               municipal bond traders.

         Real Return               John B. Brynjolfsson  1/97* Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1989, and has managed
                                                               fixed income accounts
                                                               for various institutional
                                                               clients and funds since
                                                               that time.

         Convertible               Sandra K. Durn        4/99* Senior Vice President,
                                                               PIMCO. She joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO in 1999,
                                                               she was associated with
                                                               Nicholas-Applegate
                                                               Capital Management,
                                                               where she was a
                                                               Convertible Securities
                                                               Portfolio Manager from
                                                               1995-1999.

            -------
            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, an indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 44

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General        .  Financial Service Firms. Broker-dealers, registered
Information investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This prospectus should be read in connection with your firm's materials regarding its fees and services.

               .  Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See
            "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

45 PIMCO Funds: Pacific Investment Management Series

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

               .  Investment Minimums. The following investment minimums apply for purchases of Class D shares.

                   Initial Investment               Subsequent Investments
                   -------------------------------------------------------
                   $2,500 per Fund                      $100 per Fund

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  You may exchange your Class D shares of any Fund for Class D
Shares shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be

                                                                   Prospectus 46
            redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if significant events occur after the close of the relevant market but prior to the NYSE Close.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                                Declared Daily
                                                   and Paid        Declared and
            Fund                                   Monthly        Paid Quarterly
            --------------------------------------------------------------------
            Fixed Income Funds                        .
            --------------------------------------------------------------------
            Convertible, Strategic Balanced
             and StocksPLUS Funds                                       .
            --------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

47 PIMCO Funds: Pacific Investment Management Series

            You can choose from the following distribution options:

              . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

              . Invest all distributions in Class D shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

              . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . Consult your tax advisor about other possible tax
            consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

              . A Note on the Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and you may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes, although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities

                                                                   Prospectus 48
            that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, if you are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

              . A Note on the Strategic Balanced Fund. The Strategic Balanced
            Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

             The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

             With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but

49 PIMCO Funds: Pacific Investment Management Series
            rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Except for the Short Duration Municipal Income,
and Other   Municipal Bond, California Intermediate Municipal Bond, California
Asset-      Municipal Bond, New York Municipal Bond and Convertible Funds,
Backed      each Fund may invest all of its assets in such securities.
Securities  Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Partici-    investments generally will be in the form of loan participations pations and and assignments of portions of such loans. Participations and Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield" or "junk" bonds.
Securities

                                                                   Prospectus 50

            Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible and Equity securities are generally preferred stocks and other securities, Securities including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or

51 PIMCO Funds: Pacific Investment Management Series
            exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

              . Emerging Market Securities. Each Fund (except the Short
            Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds) may invest up to 10% of its assets (5% in the case of the Short-Term and Low Duration Funds) in securities of issuers based in countries with developing (or "emerging market") economies. The Emerging Markets Bond Fund may invest without limit in such securities.

             Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to

                                                                   Prospectus 52
            engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Municipal Bond, Short Duration Municipal
            Income, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls And   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any

53 PIMCO Funds: Pacific Investment Management Series
            purpose on a served basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of

                                                                   Prospectus 54
            the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Municipal Bond Fund) may also enter into, or
Funding     acquire participations in, delayed funding loans and revolving
Loans and   credit facilities, in which a lender agrees to make loans up to a
Revolving   maximum amount upon demand by the borrower during a specified
Credit      term. These commitments may have the effect of requiring a Fund to
Facilities  increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  The Strategic Balanced Fund invests substantially all of its
in Other    assets in other investment companies. Each other Fund may invest
Investment  up to 10% of its assets in securities of other investment
Companies   companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

55 PIMCO Funds: Pacific Investment Management Series

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

             With respect to the Strategic Balanced Fund, PIMCO does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis so the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of each Fund is fundamental and may not
in          be changed without shareholder approval. Unless otherwise stated,
Investment all other investment policies of the Funds may be changed by the Objectives Board of Trustees without shareholder approval.
and
Policies

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 56

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended March 31, 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                        Net Asset    Net      Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                   Value   Investment and Unrealized     from      from Net  Excess of Net   from Net    in Excess of
Period                  Beginning   Income   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                   of Period (Loss)(b)  Investments(b)  Operations    Income      Income     Capital Gains Capital Gains
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Fund (a)
 03/31/2001              $ 9.95     $ 0.62       $ 0.09        $ 0.71      $(0.61)     $ 0.00        $ 0.00        $(0.02)
 03/31/2000               10.03       0.55        (0.08)         0.47       (0.55)       0.00          0.00          0.00
 04/08/1998-03/31/1999    10.07       0.53        (0.03)         0.50       (0.53)       0.00          0.00         (0.01)
Low Duration Fund (a)
 03/31/2001              $ 9.81     $ 0.62       $ 0.24        $ 0.86      $(0.64)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000               10.10       0.61        (0.29)         0.32       (0.60)      (0.01)         0.00          0.00
 04/08/1998-03/31/1999    10.19       0.60        (0.03)         0.57       (0.60)       0.00         (0.01)        (0.05)
Total Return Fund (a)
 03/31/2001              $ 9.96     $ 0.64       $ 0.56        $ 1.20      $(0.62)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000               10.36       0.60        (0.40)         0.20       (0.58)      (0.02)         0.00          0.00
 04/08/1998-03/31/1999    10.66       0.59         0.12          0.71       (0.59)       0.00         (0.24)        (0.18)
Total Return Mortgage Fund (a)
 03/31/2001              $ 9.97     $ 0.59       $ 0.63        $ 1.22      $(0.59)     $ 0.00        $(0.18)       $ 0.00
 03/31/2000               10.19       0.54        (0.20)         0.34       (0.55)      (0.01)         0.00          0.00
 04/08/1998-03/31/1999    10.27       0.53         0.02          0.55       (0.53)       0.00         (0.03)        (0.07)
Short Duration Municipal Income Fund
 03/31/2001              $ 9.98     $ 0.41       $ 0.17        $ 0.58      $(0.40)     $ 0.00        $ 0.00        $ 0.00
 01/31/2000-03/31/2000     9.99       0.06        (0.01)         0.05       (0.06)       0.00          0.00          0.00
Municipal Bond Fund (a)
 03/31/2001              $ 9.47     $ 0.43       $ 0.56        $ 0.99      $(0.44)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000               10.12       0.42        (0.64)        (0.22)      (0.43)       0.00          0.00          0.00
 04/08/1998-03/31/1999     9.98       0.40         0.14          0.54       (0.40)       0.00          0.00          0.00
California Intermediate Municipal
Bond Fund
 03/31/2001              $10.05     $ 0.45       $ 0.55        $ 1.00      $(0.42)     $ 0.00        $(0.03)       $ 0.00
 01/31/2000-03/31/2000     9.88       0.06         0.18          0.24       (0.07)       0.00          0.00          0.00
California Municipal Bond Fund
 07/31/2000-03/31/2001   $10.35     $ 0.31       $ 0.43        $ 0.74      $(0.31)     $ 0.00        $(0.43)       $ 0.00
New York Municipal Bond Fund
 03/31/2001              $ 9.94     $ 0.44       $ 0.77        $ 1.21      $(0.42)     $ 0.00        $(0.09)       $ 0.00
 01/31/2000-03/31/2000     9.79       0.07         0.15          0.22       (0.07)       0.00          0.00          0.00
Real Return Fund (a)
 03/31/2001              $ 9.92     $ 0.72       $ 0.60        $ 1.32      $(0.76)     $ 0.00        $(0.08)       $ 0.00
 03/31/2000                9.83       0.63         0.12          0.75       (0.64)       0.00         (0.02)         0.00
 04/08/1998-03/31/1999     9.77       0.47         0.09          0.56       (0.44)      (0.06)         0.00          0.00
Foreign Bond Fund (a)
 03/31/2001              $10.03     $ 0.53       $ 0.51        $ 1.04      $(0.54)     $ 0.00        $ 0.00        $(0.21)
 03/31/2000               10.63       0.59        (0.45)         0.14       (0.59)       0.00         (0.15)         0.00
 04/08/1998-03/31/1999    10.83       0.53         0.15          0.68       (0.53)       0.00         (0.10)        (0.25)
Emerging Markets Bond Fund
 03/31/2001              $ 8.61     $ 0.79       $ 0.20        $ 0.99      $(0.80)     $ 0.00        $ 0.00        $(0.40)
High Yield Fund (a)
 03/31/2001              $10.22     $ 1.52       $ 0.99        $ 0.53      $(0.86)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000               11.23       0.89        (1.01)        (0.12)      (0.88)      (0.01)         0.00          0.00
 04/08/1998-03/31/1999    11.68       0.89        (0.45)         0.44       (0.88)      (0.01)         0.00          0.00
Convertible Fund
 08/01/2000-03/31/2001   $15.77     $(0.05)      $(3.39)       $(3.44)     $(0.20)     $ 0.00        $ 0.00        $(0.70)
Strategic Balanced Fund (a)
 03/31/2001              $12.78     $ 1.47       $(2.49)       $(1.02)     $(0.63)     $ 0.00        $ 0.00        $(0.69)
 03/31/2000               12.75       0.71         0.47          1.18       (0.69)       0.00         (0.15)        (0.31)
 04/08/1998-03/31/1999    12.65       0.79         0.60          1.39       (0.62)       0.00         (0.67)         0.00
StocksPLUS Fund (a)
 03/31/2001              $14.08     $(0.05)      $(2.76)       $(2.81)     $(0.24)     $ 0.00        $ 0.00        $(0.91)
 03/31/2000               14.27       1.04         1.29          2.33       (1.04)      (0.97)        (0.51)         0.00
 04/08/1998-03/31/1999    14.13       0.79         1.38          2.17       (0.79)       0.00         (1.24)         0.00

-------
(a) Commenced operations on April 8, 1998.
(b) Per share amounts based on average number of shares outstanding during the period.

57 PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------

   $0.00      $(0.63)     $10.03     7.33%   $  6,613     1.31%(g)      6.15%       121%
    0.00       (0.55)       9.95     4.87       3,361     0.93 (g)      5.54         38
    0.00       (0.54)      10.03     5.10       2,278     0.75+         5.05+        47

   $0.00      $(0.64)     $10.03     9.10%   $ 19,282     0.82%(g)      6.23%       348%
    0.00       (0.61)       9.81     3.22      12,018     0.83 (g)      6.11         82
    0.00       (0.66)      10.10     5.77       6,481     0.75+         5.81+       245

   $0.00      $(0.64)     $10.52    12.44%   $264,984     0.81%(g)      6.24%       450%
    0.00       (0.60)       9.96     2.00      80,459     0.87 (g)      5.97        223
    0.00       (1.01)      10.36     6.73      34,839     0.75+         5.21+       154

   $0.00      $(0.77)     $10.42    12.69%   $  1,261     0.90%         5.78%       848%
    0.00       (0.56)       9.97     3.47         166     0.90          5.38       1476
    0.00       (0.63)      10.19     5.41         183     0.90+         5.15+       158

   $0.00      $(0.40)     $10.16     5.78%   $     11     0.81%         4.05%       208%
    0.00       (0.06)       9.98     0.47          10     0.80+(d)      3.51+       171

   $0.00      $(0.44)     $10.02    10.74%   $  1,414     0.85%         4.41%       306%
    0.00       (0.43)       9.47    (2.16)      1,104     0.85          4.46        145
    0.00       (0.40)      10.12     5.47         242     0.85+         3.99+        70

   $0.00      $(0.45)     $10.60    10.21%   $    181     0.86%         4.26%       257%
    0.00       (0.07)      10.05     2.39          10     0.85+(e)      3.88+       357

   $0.00      $(0.74)     $10.35     7.82%   $     10     0.85%+        4.47%       338%

   $0.00      $(0.51)     $10.64    12.44%   $    113     0.90%(h)      4.23%       973%
    0.00       (0.07)       9.94     2.21          10     0.87+(f)      4.02+       270

   $0.00      $(0.84)     $10.40    13.99%   $ 57,696     0.94%         7.14%       202%
    0.00       (0.66)       9.92     7.93      15,560     0.93          6.44        253
    0.00       (0.50)       9.83     5.89         193     0.92+         4.75+       438

   $0.00      $(0.75)     $10.32    10.84%   $ 26,590     0.99%         5.26%       417%
    0.00       (0.74)      10.03     1.51       9,955     1.16 (c)      5.77        330
    0.00       (0.88)      10.63     6.46       8,513     0.95+         4.82+       376

   $0.00      $(1.20)     $ 8.40    12.58%   $     11     1.33%         9.33%       902%

   $0.00      $(0.87)     $ 9.88     5.40%   $ 32,820     0.90%        15.06%        53%
    0.00       (0.89)      10.22    (1.14)     23,601     0.90          8.29         39
    0.00       (0.89)      11.23     4.00       9,065     0.90+         8.07+        39

   $0.00      $(0.90)     $11.43   (22.62)%  $      8     1.05%        (0.35)%      225%

   $0.00      $(1.32)     $10.44    (8.65)%  $    632     0.76%(i)     12.67%       651%
    0.00       (1.15)      12.78     9.55         167     1.05          5.49        176
    0.00       (1.29)      12.75    11.45         173     1.05+         6.41+        82

   $0.00      $(1.15)     $10.12   (21.27)%  $  2,769     1.05%        (0.43)%      270%
    0.00       (2.52)      14.08    17.32       3,288     1.05          7.16         92
    0.00       (2.03)      14.27    16.69       1,721     1.05+         8.12+        81

-------
+   Annualized
(c) Ratio of expenses to average net assets excluding interest expense is 0.95%
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(i) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

                                                                   Prospectus 58

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1 PIMCO Funds: Pacific Investment Management Series

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

            Short-Term Municipal Bond Ratings

            There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                                                                  Prospectus A-2

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3 PIMCO Funds: Pacific Investment Management Series

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                                  Prospectus A-4

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, CT 06902

            You may also contact your financial service firm for details.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company File No. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      DISTRIBUTOR
            PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

            Not part of the prospectus

[SCREENSHOT OF          Stay connected, stay informed at
  PIMCO FUNDS           www.pimcofunds.com
   ONLINE]

Find out what's         PIMCO Funds Bond Center     . About Bond Investing--
happening in the        Offers timely research      This section offers a
financial markets       and analysis of the         valuable overview of
and with your PIMCO     economy and the bond        bond investing--
funds at                markets, including these    including white papers
www.pimcofunds.com.     useful resources:           explaining the
                                                    philosophy behind PIMCO
PIMCO Funds Online      . Manager Newsletters--     bond funds, a glossary
is committed to         Regular communications      of bond terms and more.
providing our           from PIMCO bond fund
shareholders with       managers, including:        Daily Manager Commentary
timely, user-                                       Provides end-of-day
friendly                Investment Outlook--        reports and investment
information. But we     PIMCO's renowned bond       insights from PIMCO's
go beyond simply        chief, Bill Gross,          fund managers covering
reporting the           offers his insights on      everything from economic
latest numbers.         the bond market and the     outlooks, to investment
You'll also find        economy.                    strategies and breaking
extensive                                           news.
commentary and          Fed Focus--Short-Term
analysis from our       Fund manager and            Free E-mail Newsletters
investment              veteran Fed-watcher         Have any of PIMCO's
professionals.          Paul McCulley dissects      manager newsletters
                        the Fed.                    delivered to you by e-
Fund Information                                    mail. If you're already
Section                 . Media Highlights--        registered, click
Click on "Fund          PIMCO Funds portfolio       "Preferences" on the
Information"            managers are frequently     Home page, then "Change
on our Home page        sought by the media to      My Personal
for up-to-date fund     comment on the financial    Information," and check
data, including:        markets. Listings of        the newsletters you'd
                        upcoming guest spots        like to receive.
 . Daily share           appear on our Web site.
prices and year-to-     And now you can view TV
date performance        appearance online too.
figures.                Look for the latest
                        video clips on the PIMCO
 . Historical            funds Home page. Or
performance,            check under the "Media
portfolio holdings,     Highlights" tab of each
risk analysis and       fund.
media coverage.

 . Morningstar
ratings and Lipper
category rankings.


PZ009.7/01                                            Not part of the Prospectus
--------------------------------------------------------------------------------

                                                                  --------------
P I M C O                                                            PRESORTED
    FUNDS                                                            STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   SMITHTOWN, NY
                                                                  PERMIT NO. 700
                                                                  --------------


    PIMCO Funds
    Distributors LLC

    2187 Atlantic Street
    Stamford, CT 06902-6896

JULY 31, 2001


                 PIMCO Funds Prospectus




Share Classes    NATIONAL TAX EXEMPT BOND FUNDS

   A  B  C       Municipal Bond Fund


Share Class      STATE-SPECIFIED TAX EXEMPT BOND FUNDS

   A             California Intermediate
                 Municipal Bond Fund

                 California Municipal
                 Bond Fund

                 New York Municipal
                 Bond Fund






                                                                       P I M C O
                                                                           FUNDS

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO
Funds:      This prospectus describes 4 municipal bond mutual funds offered by
Pacific     PIMCO Funds: Pacific Investment Management Series. The Funds
Investment provide access to the professional investment advisory services Management offered by Pacific Investment Management Company LLC ("PIMCO"). As
Series      of June 30, 2001, PIMCO managed approximately $221.8 billion in assets.

July 31,    This prospectus explains what you should know about the Funds
2001        before you invest. Please read it carefully.

            The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is
Share       truthful or complete. Any representation to the contrary is a
Classes     criminal offense.
A, B
and C

1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           California Intermediate Municipal Bond Fund....................   5
           California Municipal Bond Fund.................................   7
           Municipal Bond Fund............................................   9
           New York Municipal Bond Fund...................................  11
         Summary of Principal Risks.......................................  13
         Management of the Funds..........................................  15
         Investment Options...............................................  16
         How Fund Shares Are Priced.......................................  19
         How to Buy and Sell Shares.......................................  19
         Fund Distributions...............................................  23
         Tax Consequences.................................................  23
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  24
         Financial Highlights.............................................  31
         Appendix A--Description of Securities Ratings.................... A-1

                                                                               2
                                                                   Prospectus

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                        Non-U.S.
                                                                                        Dollar
                                                                         Credit         Denominated
                                   Main Investments           Duration   Quality(1)     Securities
 --------------------------------------------------------------------------------------------------
  Tax-Exempt     Municipal Bond    Intermediate to long-      3-10 years Ba to Aaa; max     0%
  Bond Funds                       term maturity municipal               10% below Baa
                                   securities (exempt from
                                   federal income tax)
            ---------------------------------------------------------------------------------------
                 California        Intermediate maturity      3-7 years   B to Aaa; max     0%
                 Intermediate      municipal securities                   10% below Baa
                 Municipal Bond    (exempt from federal and
                                   California income tax)
            ---------------------------------------------------------------------------------------
                 California        Intermediate to long-      3-12 years  B to Aaa; max     0%
                 Municipal Bond    term maturity municipal                10% below Baa
                                   securities (exempt from
                                   federal and California
                                   income tax)
            ---------------------------------------------------------------------------------------
                 New York          Intermediate to long-      3-12 years  B to Aaa; max     0%
                 Municipal Bond    term maturity municipal                10% below Baa
                                   securities (exempt from
                                   federal and New York
                                   income tax)
 --------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.

 Fixed      While the Funds will primarily invest in debt securities whose
 Income     interest is, in the opinion of bond counsel for the issuer at the
 Instru-    time of issuance, exempt from federal income tax ("Municipal
 ments      Bonds"), the term "Fixed Income Instruments" as used generally in this prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper;
            .  mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            .  delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers' acceptances;
            .  repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational entities.

3 PIMCO Funds: Pacific Investment Management Series

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
            ("S&P") or Moody's Investors Services, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            .  high quality
            .  investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The Funds provide a range of investment choices. The following
Descrip-    summaries identify each Fund's investment objective, principal
tions,      investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks high               Intermediate         B to Aaa; maximum
and         current income           maturity             10% below Baa
Strategies  exempt from              municipal
            federal and              securities           Dividend Frequency
            California income        (exempt from         Declared daily and
            tax. Capital             federal and          distributed monthly
            appreciation is a        California income
            secondary                tax)
            objective.
                                     Average Portfolio Duration
            Fund Category            3-7 years
            Tax Exempt Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-          . Leveraging Risk
              . California State       Diversification Risk . Management Risk
                Specific Risk        . Liquidity Risk
              . Market Risk          . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. Past performance is no guarantee of future results.


5  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A
                                                          More Recent Return
                                                          Information
                                                          ----------------------
                          '00                             1/1/01-6/30/01   3.32%
                         ------
                         10.21%                           Highest and Lowest
                                                          Quarter Returns
                                                          (for periods shown
                                                          in the bar chart)
                                                          ----------------------
                                                          Highest (10/1/00-
                                                          12/31/00)        2.73%
                                                          ----------------------
                                                          Lowest (4/1/00-
                                                          6/30/00)         2.03%

              Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                               Fund Inception
                                                        1 Year (8/31/99)
            -----------------------------------------------------------------
         Class A                                        6.90%  5.32%
            -----------------------------------------------------------------
         Lehman Brothers California Intermediate
          Municipal Bond Index(1)                       9.71%  7.08%
            -----------------------------------------------------------------
         Lipper California Intermediate Municipal Debt
          Fund Average(2)                               9.66%  6.89%
            -----------------------------------------------------------------

            (1) The Lehman Brothers California Intermediate Municipal Bond
                Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index.

            (2) The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed
                              on Purchases (as a percentage of offering price)
            -----------------------------------------------------------
         Class A              3%
            -----------------------------------------------------------

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                   Total Annual
                       Advisory   and/or Service   Other         Fund Operating
         Share Class   Fees       (12b-1) Fees     Expenses(1)   Expenses
            -------------------------------------------------------------------
         Class A       0.25%      0.25%            0.36%         0.86%
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.35% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class A. Interest expense is generally incurred as a result of investment management activities.


            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5          Year 10          Year 1 Year 3 Year 5  Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $385            $566            $762             $1,329          $385   $566   $762    $1,329
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus 6

            PIMCO California Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks high               Intermediate to      B to Aaa; maximum
and         current income           long-term            10% below Baa
Strategies  exempt from              maturity
            federal and              municipal            Dividend Frequency
            California income        securities           Declared daily and
            tax. Capital             (exempt from         distributed monthly
            appreciation is a        federal and
            secondary                California income
            objective.               tax)

            Fund Category            Average Portfolio Duration
            Tax Exempt Bond          3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-
              . California State       Diversification Risk . Leveraging Risk
                Specific Risk        . Liquidity Risk       . Management Risk
              . Market Risk          . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

7  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed
                              on Purchases (as a percentage of offering price)
            -----------------------------------------------------------
         Class A              3%
            -----------------------------------------------------------

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                   Total Annual
                       Advisory   and/or Service   Other         Fund Operating
         Share Class   Fees       (12b-1) Fees     Expenses(1)   Expenses
            -------------------------------------------------------------------
         Class A       0.25%      0.25%            0.35%         0.85%
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.35%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
        Share Class    Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5  Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $384            $563            $757             $1,318          $384   $563   $757    $1,318
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment              Fund Focus          Credit Quality
Investments Objective               Intermediate to     Ba to Aaa; maximum
and         Seeks high current      long-term           10% below Baa
Strategies  income exempt from      maturity
            federal income          municipal           Dividend Frequency
            tax, consistent         securities          Declared daily and
            with preservation       (exempt from        distributed monthly
            of capital.             federal income
            Capital                 tax)
            appreciation is a
            secondary               Average
            objective.              Portfolio
                                    Duration
            Fund                    3-10 years
            Category
            Tax
            Exempt
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund may invest in derivatives, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate       . Derivatives Risk    . Management Risk
                Risk                . Mortgage Risk       . California State
              . Credit Risk         . Leveraging Risk       Specific Risk
              . Market Risk                               . New York State
              . Issuer Risk                                 Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/1/98), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

9  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                          More Recent Return
               '98     '99      '00                       Information
              -----   ------   ------                     ----------------------
              5.68%   -4.06%    9.91%
                                                          1/1/01- 6/30/01  5.04%

                                                          Highest and Lowest
                                                          Quarter Returns

                                                          (for periods shown
                                                          in the bar chart)
                                                          ----------------------
                                                          Highest (7/1/98-
                                                          9/30/98)         3.23%
                                                          ----------------------
                                                          Lowest (4/1/99-
                                                          6/30/99)        -2.45%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                   Fund Inception
                                                      1 Year       (12/31/97)
            ---------------------------------------------------------------------
         Class A                                       6.61%       2.63%
            ---------------------------------------------------------------------
         Class B                                       4.11%       1.98%
            ---------------------------------------------------------------------
         Class C                                       8.37%       3.16%
            ---------------------------------------------------------------------
         Lehman Brothers General Municipal
          Bond Index(1)                               11.69%       5.21%
            ---------------------------------------------------------------------
         Lipper General Municipal Fund Average(2)     10.86%       3.70%
            ---------------------------------------------------------------------


            (1) The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.98 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper
                Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(1)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs))--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
            --------------------------------------------------------------------
         A Shares      0.25%      0.25%             0.35%         0.85%
            --------------------------------------------------------------------
         B Shares      0.25       1.00              0.35          1.60
            --------------------------------------------------------------------
         C Shares      0.25       0.75              0.35          1.35
            --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflect an Administrative Fee of 0.35%.

            Examples. The Examples are intended to help you compare the cost of investing in Classes A, B or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
            ----------------------------------------------------------------------------------
         Class A      $384     $563     $  757   $1,318    $384     $563     $757     $1,318
            ----------------------------------------------------------------------------------
         Class B       663      805      1,071    1,601     163      505      871      1,601
            ----------------------------------------------------------------------------------
         Class C       237      428        739    1,624     137      428      739      1,624
            ----------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO New York Municipal Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective      Fund Focus          Credit Quality
Investments Seeks high current        Intermediate to     B to Aaa; maximum
and         income exempt from        long-term           10% below Baa
Strategies  federal and New York      maturity
            income tax. Capital       municipal           Dividend Frequency
            appreciation is a         securities          Declared daily and
            secondary objective.      (exempt from        distributed monthly
                                      federal and New
            Fund Category             York income tax)
            Tax Exempt Bond
                                      Average Portfolio
                                      Duration
                                      3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-           .Leveraging Risk
              .New York State         Diversification Risk  .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. Past performance is no guarantee of future results.


11  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                                          More Recent Return
                                                          Information
                                                          ----------------------
                    '00                                   1/1/01-6/30/01   6.10%
                   ------                                 Highest and Lowest
                   10.62%                                 Quarter Returns
                                                          (for periods shown
                                                          in the bar chart)
                                                          ----------------------
                                                          Highest (10/1/00-
                                                          12/31/00         3.82%
                                                          ----------------------
                                                          Lowest (4/1/00-
                                                          6/30/00)         1.42%

               Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                           1 Year (8/31/99)
            --------------------------------------------------------------------
         Class A                                            7.30% 5.44%
            --------------------------------------------------------------------
         Lehman Brothers New York Insured Municipal Bond
          Index(1)                                         13.68% 9.11%
            --------------------------------------------------------------------
         Lipper New York Intermediate Municipal Debt Fund
          Avg(2)                                           11.72% 7.08%
            --------------------------------------------------------------------


            (1) The Lehman Brothers New York Insured Municipal Bond Index is
                an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index.

            (2) The Lipper New York Intermediate Municipal Debt Fund Average
                is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed
                              on Purchases (as a percentage of offering price)
            -----------------------------------------------------------
         Class A              3%
            -----------------------------------------------------------

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                   Total Annual
                       Advisory   and/or Service   Other         Fund Operating
         Share Class   Fees       (12b-1) Fees     Expenses(1)   Expenses
            -------------------------------------------------------------------
         Class A       0.25%      0.25%            0.36%         0.86%
            -------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.35% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class A. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1           Year 3          Year 5           Year 10         Year 1 Year 3 Year 5  Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $385            $566            $762             $1,329          $385   $566   $762    $1,329
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal Bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Funds may also use derivatives for leverage in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

13
  PIMCO Funds: Pacific Investment Management Series

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversifi-  diversified" may invest a greater percentage of its assets in the
cation      securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among, others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State       bonds, may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York    A Fund that concentrates its investments in New York municipal
State       bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

                                                                   Prospectus 14

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Adminis-    Trustees, PIMCO is responsible for managing the investment
trator      activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 2001, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                        Advisory Fee
         --------------------------------------------------------
         Municipal Bond, California Municipal Bond,      0.25%
          California Intermediate Municipal Bond
          and New York Municipal Bond Funds

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of a Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Funds paid monthly administrative fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                        Administrative Fees
         ---------------------------------------------------------------
         Municipal Bond, California Municipal Bond,         0.35%
          California Intermediate Municipal Bond
          and New York Municipal Bond Funds

Individual  The following individual has primary responsibility for managing
Portfolio   each of the Funds.
Manager


                                 Portfolio            Recent Professional
         Fund                    Manager        Since Experience
         ----------------------------------------------------------------------
         California Intermediate Mark V. McCray 4/00  Executive Vice President,
          Municipal Bond                              PIMCO. He joined PIMCO as
                                                      a Portfolio Manager in
                                                      2000. Prior to that, he
                                                      was a bond trader from
                                                      1992-1999 at Goldman
                                                      Sachs &
         California Municipal                   5/00* Co. where he was
          Bond                                        appointed Vice President
                                                      in 1996 and named co-head
                                                      of municipal bond trading
                                                      in 1997 with
                                                      responsibility for the
                                                      firm's proprietary
         Municipal Bond                         4/00  account and supervised
                                                      municipal bond traders.
         New York Municipal                     4/00
          Bond

            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, an
            indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


15 PIMCO Funds: Pacific Investment Management Series

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of the Municipal Bond Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders Guide" below.

Class A     .  You pay an initial sales charge when you buy Class A shares of
Shares         any Fund. The maximum initial sales charge is 3.00% for each of the Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares of the Municipal Bond Fund, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.
                                                                   Prospectus

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

--------------------------------------------------------------------------------
Municipal
Bond Fund

                                 Initial Sales Charge      Initial Sales Charge
         Amount of               as % of Net               as % of Public
         Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              3.09%                     3.00%
            -------------------------------------------------------------------
         $50,000-$99,999         2.56%                     2.50%
            -------------------------------------------------------------------
         $100,000-$249,999       2.04%                     2.00%
            -------------------------------------------------------------------
         $250,000-$499,999       1.52%                     1.50%
            -------------------------------------------------------------------
         $500,000-$999,999       1.27%                     1.25%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
California                         Initial Sales Charge     Initial Sales Charge
Interme-    Amount of              as % of Net              as % of Public
diate       Purchase               Amount Invested          Offering Price
Municipal      -----------------------------------------------------------------
Bond,       $0-$49,999             3.09%                    3.00%
California     -----------------------------------------------------------------
Municipal   $50,000-$99,999        2.04%                    2.00%
Bond, and      -----------------------------------------------------------------
New York    $100,000-$249,999      2.01%                    1.00%
Municipal      -----------------------------------------------------------------
Bond        $250,000-$499,999      0.00%                    0.00%
Funds          -----------------------------------------------------------------

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares of the Municipal Bond Fund within the
Sales       time periods specified below, you will pay a CDSC according to the
Charges     following schedules.
(CDSCs)--
Class B
and Class
C Shares

-------------------------------------------------------------------------------
Class B  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   5
            -------------------------------------------------------------------
         Second                  4
            -------------------------------------------------------------------
         Third                   3
            -------------------------------------------------------------------
         Fourth                  3
            -------------------------------------------------------------------
         Fifth                   2
            -------------------------------------------------------------------
         Sixth                   1
            -------------------------------------------------------------------
         Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

-------------------------------------------------------------------------------
Class C  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   1
            -------------------------------------------------------------------
         Thereafter              0
            -------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares of the Municipal Bond Fund (and, thus, pay no
Shares      initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales
            Charges and CDSCs" below.

17  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares of
are         the Municipal Bond Fund (and where applicable, Class A shares) on
Calculated  the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distribu-   The Funds pay fees to the Distributor on an ongoing basis as
tion and    compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), as amended.

             There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                           Servicing              Distribution
         Class A                           Fee                    Fee
            ------------------------------------------------------------------
         All Funds                         0.25%                  0.00%
            ------------------------------------------------------------------
         Class B
            ------------------------------------------------------------------
         Municipal Bond Fund               0.25%                  0.75%
            ------------------------------------------------------------------
         Class C
            ------------------------------------------------------------------
         Municipal Bond Fund               0.25%                  0.50%
            ------------------------------------------------------------------

             Because distribution fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class
            A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.
                                                                   Prospectus 18

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.


PIMCO       More detailed information about purchase, redemption and exchange
Funds       arrangements for Fund shares is provided in the PIMCO Funds
Sharehold-  Shareholders Guide, which is included in the Statement of
ers         Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              .  Automated telephone and wire transfer procedures
              .  Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              .  Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

Calculation
of Share    When you buy shares of the Funds, you pay a price equal to the NAV
Price and   of the shares, plus any applicable sales charge. When you sell
Redemption  (redeem) shares, you receive an amount equal to the NAV of the
Payments    shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

19  PIMCO Funds: Pacific Investment Management Series

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                PIMCO Funds Distributors LLC
                P.O. Box 9688
                Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

             Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Pacific Investment Management Series or PIMCO
            Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next
                                                                   Prospectus
            calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchase if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege. The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.
             Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.


            A signature guarantee is not required for redemptions, requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee

21
  PIMCO Funds: Pacific Investment Management Series requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions The Trust will redeem shares of each Fund solely in cash up to the
In Kind lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certifi-    If you are redeeming shares for which certificates have been
cated       issued, the certificates must be mailed to or deposited with the
Shares      Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
            Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, a "medallion" signature
Guarantee   guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents
            Medallion Program, Stock Exchanges Medallion Program and New York
            Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The
            Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.
                                                                   Prospectus 22

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Funds intend to declare daily and distribute dividends monthly to shareholders of record.

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

              . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
              . Invest all distributions in shares of the same class of any other Fund or another series of PIMCO Funds: Pacific Investment Management Series or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
              . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned check for your benefit in a non-interest bearing account.

            Tax Consequences

            The following Information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

             Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an "exempt-interest dividend."

            .Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in "private activity bonds," certain shareholders may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

            . If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains

23 PIMCO Funds: Pacific Investment Management Series
            tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

             Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             The Funds seek to produce income that is generally exempt from
            U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  In selecting securities for a Fund, PIMCO develops an outlook for
Selection   interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The

                                                                   Prospectus 24
            ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Mortgage-related securities include mortgage pass-
and Other   through securities, collateralized mortgage obligations ("CMOs"),
Asset-      commercial mortgage-backed securities, mortgage dollar rolls, CMO
Backed      residuals, stripped mortgage-backed securities ("SMBSs") and other
Securities  securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        The Funds may invest in fixed- and floating-rate loans, which
Participa-  investments generally will be in the form of loan participations
tions and   and assignments of portions of such loans. Participations and
Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield" or "junk" bonds.
Securities  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

             Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a

25
  PIMCO Funds: Pacific Investment Management Series security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

                                                                   Prospectus 26

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund may, but is not required to, use certain derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market

27
  PIMCO Funds: Pacific Investment Management Series changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds may also enter into, or acquire participations in,
Funding     delayed funding loans and revolving credit facilities, in which a
Loans and   lender agrees to make loans up to a maximum amount upon demand by
Revolving   the borrower during a specified term. These commitments may have
Credit      the effect of requiring a Fund to increase its investment in a
Facilities  company at a time when it might not otherwise decide to do so
            (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  Each Fund may invest up to 10% of its assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus

                                                                   Prospectus 28
            resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary   For temporary or defensive purposes, each fund may invest without
Defensive   limit in U.S. debt securities, including taxable and short-term
Strategies  money market securities, when PIMCO deems it appropriate to do so.
            When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of each Fund is fundamental and may not
in          be changed without shareholder approval. Unless otherwise stated,
Investment all other investment policies of the Funds may be changed by the Objectives Board of Trustees without shareholder approval.
and
Policies

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

29
  PIMCO Funds: Pacific Investment Management Series

                      (THIS PAGE INTENTIONALLY LEFT BLANK)
                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Municipal Bond Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.


                         Net Asset    Net       Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value   Investment  and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning   Income    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   (Loss)     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
California Intermediate Municipal
 Bond Fund
 Class A
 03/31/2001               $10.05     $0.43(a)      $ 0.57 (a)    $ 1.00      $(0.42)      $0.00        $(0.03)        $0.00
 10/19/1999 - 03/31/2000    9.94      0.18(a)        0.12 (a)      0.30       (0.17)       0.00         (0.02)         0.00
California Municipal Bond Fund
 Class A
 07/31/2000 - 03/31/2001  $10.35     $0.27(a)      $ 0.46 (a)    $ 0.73      $(0.30)      $0.00        $(0.43)        $0.00
Municipal Bond Fund
 Class A
 03/31/2001               $ 9.47     $0.44(a)      $ 0.55 (a)    $ 0.99      $(0.44)      $0.00        $ 0.00         $0.00
 03/31/2000                10.12      0.43(a)       (0.65)(a)     (0.22)      (0.43)       0.00          0.00          0.00
 03/31/1999                 9.97      0.41(a)        0.15 (a)      0.56       (0.41)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.47      0.37(a)        0.55 (a)      0.92       (0.37)       0.00          0.00          0.00
 03/31/2000                10.12      0.36(a)       (0.65)(a)     (0.29)      (0.36)       0.00          0.00          0.00
 03/31/1999                 9.97      0.34(a)        0.14 (a)      0.48       (0.33)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.47      0.39(a)        0.55 (a)      0.94       (0.39)       0.00          0.00          0.00
 03/31/2000                10.12      0.38(a)       (0.65)(a)     (0.27)      (0.38)       0.00          0.00          0.00
 03/31/1999                 9.97      0.36(a)        0.15 (a)      0.51       (0.36)       0.00          0.00          0.00
New York Municipal Bond Fund
 Class A
 03/31/2001               $ 9.94     $0.43(a)      $ 0.77 (a)    $ 1.20      $(0.41)      $0.00        $(0.09)        $0.00
 10/19/1999 - 03/31/2000    9.90      0.16(a)        0.07 (a)      0.23       (0.17)       0.00         (0.02)         0.00

-------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.

31  PIMCO Funds: Pacific Investment Management Series

                                                           Ratio of Net
               Net Asset          Net Assets  Ratio of      Investment
                 Value               End     Expenses to    Income to   Portfolio
    Total         End    Total    of Period    Average       Average    Turnover
Distributions  of Period Return     (000's)  Net Assets     Net Assets    Rate
---------------------------------------------------------------------------------
   $(0.45)      $10.60   10.19 %   $29,035      0.86%          4.19%       257%
    (0.19)       10.05    2.94       1,793      0.85 +(b)      3.96  +     357


   $(0.73)      $10.35    7.72 %   $   706      0.85%+(d)      3.89%+      338%


   $(0.44)      $10.02   10.74 %   $11,381      0.85%          4.52%       306%
    (0.43)        9.47   (2.16)      8,666      0.85           4.44        145
    (0.41)       10.12    5.67       7,020      0.86           4.10         70

    (0.37)       10.02    9.92       8,513      1.60           3.79        306
    (0.36)        9.47   (2.89)      5,314      1.60           3.69        145
    (0.33)       10.12    4.88       6,070      1.61           3.33         70

    (0.39)       10.02   10.20      30,539      1.35           4.06        306
    (0.38)        9.47   (2.64)     28,674      1.35           3.94        145
    (0.36)       10.12    5.13      37,913      1.35           3.60         70


   $(0.50)      $10.64   12.38 %   $   186      0.86%          4.15%       973%
    (0.19)        9.94    2.30          10      0.89 +(c)      3.68  +     270

                                                                   Prospectus 32

            Appendix A
            Description of Securities Ratings

            A Fund's investment may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities particular rating category will vary. The following terms are generally used to described the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.


A-1
  PIMCO Funds: Pacific Investment Management Series

             Moody's employes the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

            Short-Term Municipal Bond Ratings

            There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings
Services

            Investment Grade
             AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.


             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
                                                                   Prospectus

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


A-3
  PIMCO Funds: Pacific Investment Management Series

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
                                                                   Prospectus

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes.

            The SAI includes the PIMCO Funds Shareholders Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of the SAI, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

             PIMCO Funds Pacific Investment Management Series
             840 Newport Center Drive, Suite 300
             Newport Beach, CA 92660

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      DISTRIBUTOR
            PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

            Not part of the prospectus

[SCREENSHOT OF PIMCO       Stay connected, stay informed at
    FUNDS ONLINE]          www.pimcofunds.com

Find out what's            PIMCO Funds Bond Center     Daily Manager Commentary
happening in the           Offers timely research and  Provides end-of-day
financial markets          analysis of the economy     reports and investment
and with your              and the bond markets,       insights from PIMCO's
PIMCO funds at             including these useful      fund managers covering
www.pimcofunds.com.        resources:                  everything from economic
                                                       outlooks, to investment
PIMCO Funds Online         . Manager Newsletters--     strategies and breaking
is committed to            Regular communications      news.
providing our              from PIMCO bond fund
shareholders with          managers, including:        Free E-mail Newsletters
timely, user-friendly                                  Have any of PIMCO's
information. But we        Investment Outlook--        manager newsletters
go beyond simply           PIMCO's renowned bond       delivered to you by
reporting the latest       chief, Bill Gross,          e-mail, click
numbers. You'll also       offers his insights         "Preferences" on the
find extensive             on the bond market and      Home page, then "Change
commentary and             the economy.                My Personal Information,"
analysis from                                          and check the newsletters
our investment             Fed Focus--Short-Term       you'd like to receive.
professionals.             Fund manager and veteran
                           Fed-watcher Paul McCulley   Account Access
Fund Information           dissects the Fed.           Easy and secure Account
Section                                                Access gives you a
Click on "Fund             . Media Highlights--PIMCO   snapshot of your holdings
Information" on            Funds portfolio managers    plus detailed transaction
our Home page for          are frequently sought by    history. Simply click
up-to-date fund data,      the media to comment on     "Account Access" on the
including:                 the financial markets.      PIMCO Funds Home page
                           Listings of upcoming        and enter your
 . Daily share prices       guest spots appear on our   verification information.
and year-to-date           Web site. And now you
performance figures.       can view TV appearances     Receive Shareholder
                           online too. Look for the    Communications Online
 . Historical performance,  latest video clips on       Sign up to receive annual
portfolio holdings, risk   the PIMCO Funds Home        and semi-annual reports,
analysis and media         page. Or check under the    prospectuses and more
coverage.                  "Media Highlights" tab      through the Internet,
                           of each fund.               eliminating the paper
 . Morningstar ratings and                              mailings you've received
Lipper category rankings.  . About Bond Investing--    from us in the past. Just
                           This section offers a       go to www.pimcofunds.com/
                           valuable overview of        edelivery and complete
                           bond investing--including   the short enrollment
                           white papers explaining     form.
                           the philosophy behind
                           PIMCO bond funds, a
                           glossary of bond terms
                           and more.


PZ002.7/01                                           Not part of the Prospectus
--------------------------------------------------------------------------------
                                                           ----------------
P I M C O                                                      PRESORTED
     Funds                                                     STANDARD
                                                              U.S. POSTAGE
                                                                  PAID
     PIMCO Funds                                             SMITHTOWN, NY
     Distributors LLC                                        PERMIT NO. 700
                                                           ----------------
     2187 Atlantic Street
     Stamford, CT 06902-6896

JULY 31, 2001



                             PIMCO Total Return
                             Funds Prospectus
                             An Intermediate Duration Bond Fund




Share Class                  OBJECTIVE
   A                         Seeking maximum total return, consistent with
                             preservation of capital and prudent investment management.

                             MANAGER
                             Bill Gross, Founder and Managing Director of PIMCO, has over 30 years investment experience. With over $220 billion in fixed-income assets under management (as of 6/30/01), the firm is one of the largest bond managers in the country.

                             FOR MORE INFORMATION
                             For the latest PIMCO Total Return Fund performance, call 1-888-87-PIMCO, or visit our Web site at wwww.pimcofunds.com.




                                                                       P I M C O
                                                                           FUNDS

This cover is not part of the Prospectus.

            PIMCO Total Return Fund Prospectus

PIMCO
Funds:      This prospectus describes the PIMCO Total Return Fund. The Fund
Pacific     provides access to the professional investment advisory services
Investment offered by Pacific Investment Management Company LLC ("PIMCO"). As Management of June 30, 2001, PIMCO managed approximately $221.8 billion in
Series      assets.

            This prospectus explains what you should know about the Fund
July 31,    before you invest. Please read it carefully.
2001

            This prospectus is intended for participants in designated employer-sponsored retirement or savings plans. The administrator
Share       of your retirement plan or your employee benefits office can
Class       provide you with detailed information on how to participate in
A           your plan and how to elect the Fund as an investment option.

            The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                   Prospectus  1

            Table of Contents

         Summary Information..............................................   3
         Fund Summary.....................................................   4
         Summary of Principal Risks.......................................   6
         Management of the Fund...........................................   7
         How Fund Shares are Priced.......................................   8
         How to Buy and Sell Shares.......................................   9
         Fund Distributions...............................................  10
         Tax Consequences.................................................  10
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  11
         Financial Highlights.............................................  18
         Appendix A--Description of Securities Ratings.................... A-1

  PIMCO Funds: Pacific Investment Management Series
2

            Summary Information

 The table below describes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

                        Main Investments                      Duration            Credit Quality(1)      Foreign(2)
 ------------------------------------------------------------------------------------------------------------------
      Total Return Fund Intermediate maturity fixed income    3-6 years           B to Aaa; max 10%      0-20%
                        securities                                                below Baa
 ------------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
 (2) The percentage limitation relates to non-U.S. dollar denominated securities. The Fund may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

 Fixed      "Fixed Income Instruments" as used in this prospectus includes:
 Income
 Instru-    . securities issued or guaranteed by the U.S. Government, its ments agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational entities.

 Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

 Credit
 Ratings In this prospectus, references are made to credit ratings of debt securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The following summary identifies the Fund's investment objective,
Descrip-    principal investments and strategies, principal risks, performance
tions,      information and fees and expenses. A more detailed "Summary of
Performance Principal Risks" describing principal risks of investing in the
and Fees    Fund begins after the Fund Summary.

             It is possible to lose money on investments in the Fund.

             An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal   Investment Objective    Fund Focus          Credit Quality
Investments Seeks maximum           Intermediate        B to Aaa;
and         total return,           maturity fixed      maximum 10%
Strategies  consistent with         income              below Baa
            preservation of         securities
            capital and                                 Dividend Frequency
            prudent                 Average Portfolio   Declared daily and
            investment              Duration            distributed monthly
            management              3-6 years

            Fund Category
            Intermediate
            Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk     .Currency Risk
             .Credit Risk           .Liquidity Risk       .Leveraging Risk
             .Market Risk           .Mortgage Risk        .Management Risk
             .Issuer Risk           .Foreign Investment
                                     Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the
            Fund.
--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund's Class A shares in a bar chart and an Average Annual
            Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the Average Annual Total Returns table do not reflect the deduction of sales charges (loads) that may apply if Class A shares are purchased outside of a designated employer-sponsored retirement or savings plan. If sales charges (loads) were reflected, the returns would be lower than those shown. For periods prior to the inception date of Class A shares (1/13/97), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. Past performance is no guarantee of future results.

4 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A
                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/01-6/30/01 2.36%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                             in the bar chart)
                       Annual Return                        --------------------

                          [GRAPH]                           Highest (3rd Qtr.
         91      92       93       94       95              '91)           6.54%
       -----    ----    -----    -----    -----
       19.02%   9.26%   12.05%   -4.02%   19.23%            --------------------
         96      97       98       99       00
        ----    ----     ----    -----    -----             Lowest (1st Qtr.
        4.22%   9.65%    9.25%   -0.75%   11.57%            '94)          -2.80%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Class A                                         11.57% 6.69%   8.71%
            --------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)         11.63% 6.46%   7.96%
            --------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                          9.90% 5.54%   7.59%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)  None(1)


            (1) The shares in this prospectus are offered to participants in designated employer-sponsored retirement or savings plans without a sales load. Class A shares purchased other than through such plans may be subject to a sales load.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                       Total Annual
                    Advisory     and/or Service     Other           Fund Operating
                    Fees         (12b-1) Fees       Expenses(1)     Expenses
            ----------------------------------------------------------------------
         Class A    0.25%        0.25%              0.46%           0.96%
            ----------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses for the class excluding interest expense is 0.90%. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Example also assumes that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3             Year 5          Year 10
            ----------------------------------------------------------------------
         Class A    $98          $306               $531            $1,178
            ----------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities in
Rate Risk   the Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      The Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Funds that invest in high yield securities and unrated securities of similar credit quality
            (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).

Market      The market price of securities owned by the Fund may go up or
Risk        down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Investing in foreign securities, derivatives or securities with substantial market and/or credit risk will tend to increase liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or
  PIMCO Funds: Pacific Investment Management Series
6
            index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    When the Fund purchases mortgage-related securities, it is subject
Risk        to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign     When the Fund invests in foreign securities, it may experience
(Non-       more rapid and extreme changes in value than if it invested
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency    When the Fund invests directly in foreign (non-U.S.) currencies or
Risk        in securities that trade in, and receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

Management  The Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Fund

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Fund. Subject to the supervision of the Board of Trustees,
Adminis-    PIMCO is responsible for managing the investment activities of the
trator      Fund and the Fund's business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.
                                                                   Prospectus

Advisory    The Fund pays PIMCO a fee in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 2001, the
            Fund paid monthly advisory fees to PIMCO at the annual rate
            (stated as a percentage of the average daily net assets of the Fund) of 0.25%.

Adminis-    The Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class A shareholders of
Fees        the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides administrative services for Class A shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Fund paid PIMCO monthly administrative fees at the annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A shares) of 0.40%.

Individual  The following person has primary responsibility for managing the
Portfolio   Fund.
Manager

           Portfolio
           Manager          Since  Recent Professional Experience
             --------------------------------------------------------------------------------------------------
           William H. Gross 5/87*  Managing Director, Chief Investment Officer and a founding partner of PIMCO.

            -------
            * Since inception of the Fund.

Distributor The Fund's Distributor is PIMCO Funds Distributors LLC, an
            indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the SEC.

Distribu-   The Fund pays fees to the Distributor on an ongoing basis as
tion and    compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with personal services rendered to
(12b-1)     Fund shareholders and the maintenance of shareholder accounts
Plan        ("servicing fees"). These payments are made pursuant to a
            Distribution and Servicing Plan ("12b-1 Plan") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940
            ("1940 Act"), as amended.

             The maximum annual rate at which the servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to Class A shares) is 0.25%.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares.

  PIMCO Funds: Pacific Investment Management Series
8

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy and sell (redeem) shares of the Fund.

Calculation When you buy shares of the Fund, you pay a price equal to the NAV
of Share    of the shares, and when you sell (redeem) shares, you receive an
Price and   amount equal to the NAV of the shares. NAVs are determined at the
Redemption  close of regular trading (normally 4:00 p.m., Eastern time) on
Payments    each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. However, contributions received by the Distributor after the offering price is determined that day will receive such offering price if the contributions were received by the plan administrator prior to such determination and were transmitted to and received by the Distributor prior to 10:00 Eastern time on the next business day.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Buying      The Class A shares of the Fund offered through this prospectus are
Shares      available as an investment option in retirement or savings plans.
            The administrator of such a plan or your employee benefits office can provide detailed information on how to participate in such a plan and how to elect the Fund as an investment option. The terms of a plan may restrict the frequency or timing of your contributions, allocations or redemptions, which may have the effect of limiting your ability to respond to changing markets conditions.

             You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. You should consult the plan administrator or your employee benefits office for more details.

             Questions about the Fund should be directed to the Distributor at
            1-800-426-0107. Questions about your plan account should be directed to the plan administrator or the organization that provides recordkeeping services for the plan.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or determine fairly its net asset value, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.
                                                                   Prospectus

             The Fund sells Class A shares at NAV without a sales load to trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases, and to participants in such plans and their spouses purchasing for their account(s). Class A shares sold other than through designated employer-sponsored retirement or savings plans may have different sales charges and expense levels. The Distributor will pay a commission to dealers who sell Class A shares of the Fund at net asset value to certain employer-sponsored plans according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

Exchanges   Your plan may allow exchanges from one investment option to another. You should check with the plan administrator for details on the rules governing exchanges in the plan, including the frequency of permitted exchanges. Certain investment options may be subject to unique restrictions. Exchanges are accepted by the Trust only as permitted by your plan.

Selling     Your plan administrator or employee benefits office can provide
Shares      you with information on how to sell (redeem) the Fund's shares.
            You will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

            Fund Distributions

            The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly.

             In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Distributions are reinvested in additional shares of the same class of your Fund at NAV. You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.


            Tax Consequences

            Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. To the extent that you are not exempt from tax on Fund distributions, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

  PIMCO Funds: Pacific Investment Management Series
10

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Fund described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities  The Fund seeks maximum total return. The total return sought by
Selection   the Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of the Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for the Fund, PIMCO develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. and foreign economies, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Mortgage-   The Fund may invest all of its assets in mortgage-or other asset-
Related     backed securities. Mortgage-related securities include mortgage
and Other   pass-through securities, collateralized mortgage obligations
Asset-      ("CMOs"), commercial mortgage-backed securities, mortgage dollar
Backed      rolls, CMO residuals, stripped mortgage-backed securities
Securities  ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception
                                                                   Prospectus
            of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund may not invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Par-   The Fund may invest in fixed- and floating-rate loans, which ticipations investments generally will be in the form of loan participations
and As-     and assignments of portions of such loans. Participations and
signments   assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

            .Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to the prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. The Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate Se-    engage in credit spread trades. While floaters provide a certain
curities    degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The
            Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            The Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

  PIMCO Funds: Pacific Investment Management Series
12

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      The Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane or an earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risk.

Convertible The Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
Securities  considerations not typically associated with investing in U.S.
            securities. Shareholders should consider carefully the substantial risks involved in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards;
            generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S.
            economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other.
            Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
            Investments in foreign securities may also involve higher custodial costs than domestic investments and
                                                                   Prospectus
            additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

            .Emerging Market Securities. The Fund may invest up to 10% of its assets in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     If the Fund invests directly in foreign currencies or in
Currencies  securities that trade in, or receive revenues in, foreign currencies, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

            .Foreign Currency Transactions. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from

  PIMCO Funds: Pacific Investment Management Series
14
            time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase The Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     The Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. The Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

             The Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Fund may invest all of its assets in derivative instruments, subject to the Fund's objectives and policies. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage,
                                                                   Prospectus
            investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Fund may also enter into, or acquire participations in,
Funding     delayed funding loans and revolving credit facilities, in which a
Loans and   lender agrees to make loans up to a maximum amount upon demand by
Revolving   the borrower during a specified term. These commitments may have
Credit      the effect of requiring the Fund to increase its investment in a
Facilities  company at a time when it might not otherwise decide to do so
            (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       The Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment  The Fund may invest up to 10% of its assets in securities of other
in Other    investment companies, such as closed-end management investment
Investment companies, or in pooled accounts or other investment vehicles Companies which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, the
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       The Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed

  PIMCO Funds: Pacific Investment Management Series
16
            from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When the Fund makes a short sale, it must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    The Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Fund may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities
            Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, the Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time the Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." The
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Temporary   For temporary or defensive purposes, the Fund may invest without
Defensive   limit in U.S. debt securities, including short-term money market
Strategies  securities, when PIMCO deems it appropriate to do so. When the
            Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Fund is fundamental and may not be
in          changed without shareholder approval. Unless otherwise stated, all
Investment other investment policies of the Fund may be changed by the Board Objectives of Trustees without shareholder approval.
and
Policies

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Fund may invest in other types of securities and use a variety
Investments of investment techniques and strategies which are not described in
and         this prospectus. These securities and techniques may subject the
Techniques  Fund to additional risks. Please see the Statement of Additional
            Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                   Net Asset    Net      Net Realized/  Total Income Dividends  Dividends in  Distribution  Distributions
Year or              Value   Investment    Unrealized       from      from Net  Excess of Net   from Net    in Excess of
Period             Beginning   Income    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended              of Period   (Loss)     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------
Total Return Fund
 Class A
 03/31/2001         $ 9.96     $0.62(b)      $ 0.56 (b)    $1.18       $(0.60)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000          10.36      0.58(b)       (0.40)(b)     0.18        (0.56)      (0.02)         0.00          0.00
 03/31/1999          10.62      0.58(b)        0.16 (b)     0.74        (0.58)       0.00         (0.24)        (0.18)
 03/31/1998          10.27      0.58(b)        0.63 (b)     1.21        (0.57)      (0.02)        (0.27)         0.00
 01/13/1997 -
  03/31/1997(a)      10.40      0.12          (0.12)        0.00        (0.13)       0.00          0.00          0.00

-------
(a)  From commencement of operations, January 13, 1997
(b) Per share amounts based on average number of shares outstanding during the period.
(c)  Ratio of expenses to average net assets excluding interest expense is
     0.90%.
 +   Annualized

18
  PIMCO Funds: Pacific Investment Management Series

                                                            Ratio of Net
                                                Ratio of     Investment
               Net Asset          Net Assets   Expenses to  Income (Loss) Portfolio
    Total      Value End Total   End of Period   Average     to Average   Turnover
Distributions  of Period Return     (000s)     Net Assets    Net Assets     Rate
-----------------------------------------------------------------------------------
   $(0.62)      $10.52   12.27%   $3,061,033      0.96%(c)      6.08%        450%
    (0.58)        9.96    1.85     1,947,405      1.01 (c)      5.79         223
    (1.00)       10.36    7.09     1,140,606      0.90          5.37         154
    (0.86)       10.62   12.11       533,893      0.90          5.46         206
    (0.13)       10.27    0.02       115,742      0.91+         6.08+        173

                                                                   Prospectus 19

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

            Corporate and Municipal Bond Ratings

Moody's      Aaa: Bonds which are rated Aaa are judged to be of the best
Investors   quality. They carry the smallest degree of investment risk and are
Service,    generally referred to as "gilt edge." Interest payments are
Inc.        protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

A-1 PIMCO Funds: Pacific Investment Management Series

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

            Corporate and Municipal Bond Ratings

Standard    Investment Grade
& Poor's     AAA: Debt rated AAA has the highest rating assigned by S&P.
Ratings     Capacity to pay interest and repay principal is extremely strong.
Services
             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                                                   Prospectus

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-3
  PIMCO Funds: Pacific Investment Management Series

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Fund.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISOR AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      DISTRIBUTOR
            PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.





            This page is not part of the prospectus that begins on page 1.

 [SCREENSHOT OF           Stay connected, stay informed at
   PIMCO FUNDS            www.pimcofunds.com
     ONLINE]

Find out what's           PIMCO Funds Bond Center      Daily Manager Commentary
happening in the          Offers timely research and   Provides end-of-day
financial markets         analysis of the economy and  reports and investment
and with your PIMCO       the bond markets, including  insights from PIMCO's
funds at                  these useful resources:      fund managers covering
www.pimcofunds.com.                                    everything from
                          . Manager Newsletters--      economic outlooks, to
PIMCO Funds Online        Regular communications       investment strategies
is committed to           from PIMCO bond fund         and breaking news.
providing our             managers, including:
shareholders with                                      Free E-mail Newsletters
timely, user-             Investment Outlook--         Have any of PIMCO's
friendly                  PIMCO's renowned bond        managers newsletters
information. But we       chief, Bill Gross,           delivered to you by e-
go beyond simply          offers his insights on       mail. If you're already
reporting the             the bond market and the      registered, click
latest numbers.           economy.                     "Preferences" on the
You'll also find                                       Home page, then "Change
extensive                 Fed Focus--Short-Term        My Personal
commentary and            Fund manager and             Information," and check
analysis from our         veteran Fed-watcher          the newsletters you'd
investment                Paul McCulley dissects       like to receive.
professionals.            the Fed.
                                                       Account Access
Fund Information Section  . Media Highlights--         Easy and secure Account
Click on "Fund            PIMCO Funds portfolio        Access gives you a
Information" on our       managers are frequently      snapshot of your holdings
Home page for             sought by the media to       plus detailed transaction
up-to-date fund data,     comment on the               history. Simply click
including:                financial markets.           "Account Access" on the
                          Listings of upcoming         PIMCO Funds Home page
 . Daily share             guest spots appear on        and enter your
prices and year-to-       our Web site. And now        verification
date performance          you can view TV              information.
figures.                  appearances online too.
                          Look for the latest          Receive Shareholder
 . Historical              video clips on the           Communications Online
performance,              PIMCO Funds Home page.       Sign up to receive
portfolio holdings,       Or check under the           annual and semi-annual
risk analysis and         "Media Highlights" tab       reports, prospectuses
media coverage.           of each fund.                and more through the
                                                       Internet, eliminating
 . Morningstar             . About Bond Investing--     the paper mailings
ratings and Lipper        This section offers a        you've received from us
category rankings.        valuable overview of         in the past. Just go to
                          bond investing--             www.pimcofunds.com/
                          including white papers       edelivery and complete
                          explaining the               the short enrollment
                          philosophy behind PIMCO      form.
                          bond funds, a glossary
                          of bond terms and more.

PZ007.7/01                                            Not part of the Prospectus
--------------------------------------------------------------------------------

                                                                  --------------
P I M C O                                                            PRESORTED
    FUNDS                                                            STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
   PIMCO Funds                                                     SMITHTOWN, NY
   Distributors LLC                                               PERMIT NO. 700
   2187 Atlantic Street                                           --------------
   Stamford, CT 06902-6896

PIMCO Funds Prospectus

--------------------------------------------------------------------------------
INTERMEDIATE DURATION BOND FUND
Total Return Fund




This cover is not part of the prospectus


Pacific
Investment
Management
Series

July 31, 2001

Share Classes

Ins Institutional
Adm Administrative

            PIMCO Funds Prospectus

PIMCO
Funds:      This prospectus describes the PIMCO Total Return Fund. The Fund
Pacific     provides access to the professional investment advisory services
Investment offered by Pacific Investment Management Company LLC ("PIMCO"). As Management of June 30, 2001, PIMCO managed approximately $221.8 billion in
Series      assets.

July 31,    This prospectus explains what you should know about the Fund
2001        before you invest. Please read it carefully.


            The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Share
Classes
Institutional
and
Administrative
                                                                   Prospectus

            Table of Contents

         Summary Information..............................................   3
         Fund Summary
           Total Return Fund..............................................   4
         Summary of Principal Risks.......................................   6
         Management of the Fund...........................................   8
         Investment Options...............................................   9
         Purchases, Redemptions and Exchanges.............................  10
         How Fund Shares are Priced.......................................  14
         Fund Distributions...............................................  15
         Tax Consequences.................................................  15
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  16
         Financial Highlights.............................................  26
         Appendix A--Description of Securities Ratings.................... A-1

  PIMCO Funds: Pacific Investment Management Series
2

            Summary Information

The table below compares certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page
4. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                   Non-U.S.
                                                                                   Dollar
                                                                                   Denominated
                   Main Investments          Duration  Credit Quality(1)           Securities(2)
------------------------------------------------------------------------------------------------
 Total Return Fund Intermediate maturity     3-6 years B to Aaa; max 10% below Baa     0-20%
                   fixed income securities
------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) The percentage limitation relates to non-U.S. dollar-denominated securities. The Fund may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Fixed        The "Fixed Income Instruments" as used in this prospectus
Income       includes:
Instruments

             . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
             . corporate debt securities of U.S. and non-U.S. issuers,
               including convertible securities and corporate commercial paper;
             . mortgage-backed and other asset-backed securities;
             . inflation-indexed bonds issued both by governments and
               corporations;
             . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
             . delayed funding loans and revolving credit facilities;
             . bank certificates of deposit, fixed time deposits and bankers'
               acceptances;
             . repurchase agreements and reverse repurchase agreements;
             . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
             . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
             . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit       In this prospectus, references are made to credit ratings of debt
Ratings      securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
             ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

             . high quality
             . investment grade
             . below investment grade ("high yield securities" or "junk bonds")

              For a further description of credit ratings, see "Appendix A--
             Description of Securities Ratings."

Fund         The following summary identifies the Fund's investment objective,
Description, principal investments and strategies, principal risks, performance Performance information and fees and expenses. A more detailed "Summary of
and Fees     Principal Risks" describing principal risks of investing in the
             Fund begins after the Fund Summary.

              It is possible to lose money on investments in the Fund.

              An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus 3

            PIMCO Total Return Fund                                 Ticker
                                                                    Symbols:
                                                                    PTTRX
                                                                    (Inst.
                                                                    Class)
                                                                    PTRAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus             Credit Quality
Investments   Seeks maximum          Intermediate maturity  B to Aaa; maximum
and           total return,          fixed income           10% below Baa
Strategies    consistent with        securities
              preservation of                               Dividend Frequency
              capital and            Average Portfolio      Declared daily and
              prudent                Duration               distributed monthly
              investment             3-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk        .Currency Risk
              .Credit Risk           .Liquidity Risk          .Leveraging Risk
              .Market Risk           .Mortgage Risk           .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
4

            Calendar Year Total Returns -- Institutional Class


                            [GRAPH]                         More Recent Return
                                                            Information
                         Annual Return                      --------------------

                '91     '92     '93     '94    '95          1/1/01-6/30/01 2.59%
               ------  ------  ------  ------ ------
               19.55%   9.73%  12.51%  -3.58% 19.77%        Highest and Lowest
                                                            Quarter Returns
                '96     '97     '98     '99    '00          (for periods shown
               ------  ------  ------  ------ ------        in the bar chart)
                4.69%  10.16%   9.76%  -0.28% 12.09%        --------------------
                                                            Highest (3rd Qtr.
                                                            '91)           6.66%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.69%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Institutional Class                             12.09% 7.19%   9.20%
            --------------------------------------------------------------------
         Administrative Class                            11.81% 6.94%   8.94%
            --------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)         11.63% 6.46%   7.96%
            --------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                          9.90% 5.54%   7.59%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.24        0.74
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.18% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.43% for the Institutional Class and 0.68% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $50      $157           $274        $616
            ------------------------------------------------------------------
         Administrative   76       237            411         918
            ------------------------------------------------------------------

                                                                   Prospectus  5

            Summary of Principal Risks

            The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      The Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Market      The market price of securities owned by the Fund may go up or
Risk        down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Investing in foreign securities, derivatives or securities with substantial market and/or credit risk will tend to increase liquidity risk.

Derivatives
Risk
            Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from,
  PIMCO Funds: Pacific Investment Management Series
6
            or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    When the Fund purchases mortgage-related securities, it is subject
Risk        to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign     When the Fund invests in foreign securities, it may experience
(Non-       more rapid and extreme changes in value than if it invested
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency    When the Fund invests directly in foreign (non-U.S.) currencies or
Risk        in securities that trade in, and receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
                                                                   Prospectus

Management  The Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

            Management of the Fund

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Ad-     for the Fund. Subject to the supervision of the Board of Trustees, ministrator PIMCO is responsible for managing the investment activities of the
            Fund and the Fund's business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2001, PIMCO had approximately $221.8 billion in assets under management.

Advisory
Fees The Fund pays PIMCO a fee in return for providing investment advisory services. For the fiscal year ended March 31, 2001, the Fund paid monthly advisory fees to PIMCO at the annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.25%.

Administrative
Fees
            The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Fund paid PIMCO monthly administrative fees at the following annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares) of 0.18%.

Individual  The following person has primary responsibility for managing the
Portfolio   Fund.
Manager

         Portfolio
         Manager          Since  Recent Professional Experience
            --------------------------------------------------------------------
         William H. Gross 5/87*  Managing Director, Chief Investment Officer and
                                 a founding partner of PIMCO.

            -------
            * Since inception of the Fund.

Distributor
            The Fund's Distributor is PIMCO Funds Distributors LLC, an indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

8 PIMCO Funds: Pacific Investment Management Series

            Investment Options--
            Institutional Class and Administrative Class Shares

            The Fund offers investors Institutional Class and Administrative Class shares in this prospectus.

             The Fund does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Fund has adopted an Administrative Services Plan for the Administrative Class shares. It has also adopted a Distribution Plan for the Administrative Class shares. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), as amended, and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Fund to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Fund as their funding medium and for related expenses.

             In combination, the Plans permit the Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of the Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Fund may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Fund on behalf of their customers. The Fund pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.
                                                                   Prospectus

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Fund at the relevant net asset value ("NAV")
Shares      of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and the Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000.

             The Fund and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Fund's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Fund is open for business, together with payment made in one of the ways described below, will be effected at that day's NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Fund is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Fund is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.
  PIMCO Funds: Pacific Investment Management Series
10

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Fund's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Fund at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Fund on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Fund at any time by calling the Fund and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of the Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Fund and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Fund.

             An investor should invest in the Fund for long-term investment purposes only. The Fund and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Fund are not qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor's state of residence. Shares of the Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Fund reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Fund are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator,
                                                                   Prospectus
            or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Fund's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Fund at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Fund nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Fund or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Fund detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile, e-mail or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.
  PIMCO Funds: Pacific Investment Management Series
12

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Fund or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Fund is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Fund or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Fund's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Fund agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange
Privilege
            An investor may exchange Institutional Class or Administrative Class shares of the Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO
                                                                   Prospectus

            Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Fund.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this prospectus and "Taxation" in the Statement of Additional Information.

             The Fund reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Fund. Currently, the Fund limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the Fund. The Fund has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the Fund) more than six round trip exchanges in any twelve-month period. The Fund reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of the Fund's Institutional and Administrative Class shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the
  PIMCO Funds: Pacific Investment Management Series
14

            NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Fund may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, if the Fund pays income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly.

             In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             The Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.


            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For
                                                                   Prospectus
            example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Fund described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities  The Fund seeks maximum total return. The total return sought by
Selection   the Fund consists of both income earned on the Fund's investments and capital appreciation, if any, arising from increases in the market value of the Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.
Government
Securities  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal
Bonds
            Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer
  PIMCO Funds: Pacific Investment Management Series
16
            to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   The Fund may invest all of its assets in mortgage- or other asset-
Related     backed securities. Mortgage-related securities include mortgage
and Other   pass-through securities, collateralized mortgage obligations
Asset-      ("CMOs"), commercial mortgage-backed securities, mortgage dollar
Backed      rolls, CMO residuals, stripped mortgage-backed securities
Securities  ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan
Participations
and
Assignments
            The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High
Yield
Securities
            Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential
                                                                   Prospectus
            price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. The Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The
            Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            The Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-
Linked
Bonds
            The Fund may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a
  PIMCO Funds: Pacific Investment Management Series
18
            hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible The Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
Securities  considerations not typically associated with investing in U.S.
            securities. Shareholders should consider carefully the substantial risks involved in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards;
            generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S.
            economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other.
            Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
            Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions.
            Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.
                                                                   Prospectus

             The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

               .  Emerging Market Securities. The Fund may invest up to 10% of its assets in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     If the Fund invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies, it will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

              . Foreign Currency Transactions. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures
  PIMCO Funds: Pacific Investment Management Series
20
            contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase The Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     The Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by the Fund and its agreement to repurchase the
Rolls and   instrument at a specified time and price, and may be considered a
Other       form of borrowing for some purposes. The Fund will segregate
Borrowings  assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

             The Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.
                                                                   Prospectus

             The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value
  PIMCO Funds: Pacific Investment Management Series
22
             of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed      The Fund may also enter into, or acquire participations in,
Funding      delayed funding loans and revolving credit facilities, in which a
Loans and    lender agrees to make loans up to a maximum amount upon demand by
Revolving    the borrower during a specified term. These commitments may have
Credit       the effect of requiring the Fund to increase its investment in a
Facilities   company at a time when it might not otherwise decide to do so
             (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-        The Fund may purchase securities which it is eligible to purchase
Issued,      on a when-issued basis, may purchase and sell such securities for
Delayed      delayed delivery and may make contracts to purchase such
Delivery     securities for a fixed price at a future date beyond normal
and          settlement time (forward commitments). When-issued transactions,
Forward      delayed delivery purchases and forward commitments involve a risk
Commitment   of loss if the value of the securities declines prior to the
Transactions settlement date. This risk is in addition to the risk that the
             Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment   The Fund may invest up to 10% of its assets in securities of other
in Other     investment companies, such as closed-end management investment
Investment   companies, or in pooled accounts or other investment vehicles
Companies    which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

              Subject to the restrictions and limitations of the 1940 Act, the
             Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short        The Fund may make short sales as part of its overall portfolio
Sales        management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
             Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid     The Fund may invest up to 15% of its net assets in illiquid
Securities   securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be


                                                                   Prospectus
            disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, the Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time the Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Temporary   For temporary or defensive purposes, the Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Fund is fundamental and may not be
in          changed without shareholder approval. Unless otherwise stated, all
Investment other investment policies of the Fund may be changed by the Board Objectives of Trustees without shareholder approval.
and
Policies


Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Fund may invest in other types of securities and use a variety
Investments of investment techniques and strategies which are not described in
and         this prospectus. These securities and techniques may subject the
Techniques  Fund to additional risks. Please see the Statement of Additional
            Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

  PIMCO Funds: Pacific Investment Management Series
24

                      [THIS PAGE INTENTIONALLY LEFT BLANK]
                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

            Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
              Value        Net      and Unrealized     from      from Net  Excess of Net   from Net    in Excess of
Year        Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended       of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
--------------------------------------------------------------------------------------------------------------------
Total Return Fund
 Institutional Class
 03/31/2001  $ 9.96       $0.67(a)      $ 0.56 (a)    $1.23       $(0.65)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000   10.36        0.63(a)       (0.40)(a)     0.23        (0.60)      (0.03)         0.00          0.00
 03/31/1999   10.62        0.63(a)        0.16 (a)     0.79        (0.63)       0.00         (0.24)        (0.18)
 03/31/1998   10.27        0.64(a)        0.62 (a)     1.26        (0.62)      (0.02)        (0.27)         0.00
 03/31/1997   10.29        0.68          (0.02)        0.66        (0.66)      (0.02)         0.00          0.00
 Administrative Class
 03/31/2001    9.96        0.64(a)        0.56 (a)     1.20        (0.62)      (0.02)         0.00          0.00
 03/31/2000   10.36        0.61(a)       (0.41)(a)     0.20        (0.58)      (0.02)         0.00          0.00
 03/31/1999   10.62        0.61(a)        0.16 (a)     0.77        (0.61)       0.00         (0.24)        (0.18)
 03/31/1998   10.27        0.61(a)        0.63 (a)     1.24        (0.60)      (0.02)        (0.27)         0.00
 03/31/1997   10.29        0.66(a)       (0.02)(a)     0.64        (0.64)      (0.02)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
  PIMCO Funds: Pacific Investment Management Series
26

                                                                    Ratio of Net
Tax Basis                Net Asset         Net Assets   Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return    (000's)   Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------


  $0.00       $(0.67)     $10.52   12.80%  $31,746,629    0.49%(b)      6.57%       450%
   0.00        (0.63)       9.96    2.33    24,900,321    0.54 (b)      6.25        223
   0.00        (1.05)      10.36    7.60    21,711,396    0.43          5.91        154
   0.00        (0.91)      10.62   12.63    16,484,119    0.43          6.06        206
   0.00        (0.68)      10.27    6.60    12,528,536    0.43          6.60        173

   0.00        (0.64)      10.52   12.52     5,353,222    0.74 (c)      6.31        450
   0.00        (0.60)       9.96    2.07     3,233,785    0.79 (c)      6.01        223
   0.00        (1.03)      10.36    7.33     1,972,984    0.68          5.52        154
   0.00        (0.89)      10.62   12.36       481,730    0.68          5.74        206
   0.00        (0.66)      10.27    6.34       151,194    0.68          6.35        173

-------
+   Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.68%.
                                                                   Prospectus

            Appendix A
            Description of Securities Ratings

            The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

            Corporate and Municipal Bond Ratings
Moody's
Investors
Service,
Inc.

             Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1
  PIMCO Funds: Pacific Investment Management Series

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate   Moody's short-term debt ratings are opinions of the ability of
Short-      issuers to repay punctually senior debt obligations which have an
Term Debt   original maturity not exceeding one year. Obligations relying upon
Ratings     support mechanisms such as letters of credit and bonds of
            indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Short-      There are four rating categories for short-term municipal bonds
Term        that define an investment grade situation, which are listed below.
Municipal   In the case of variable rate demand obligations (VRDOs), a two-
Bond        component rating is assigned. The first element represents an
Ratings     evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                                                                   Prospectus

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

            Corporate and Municipal Bond Ratings
Standard
& Poor's
Ratings
Service

            Investment Grade
             AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


A-3
  PIMCO Funds: Pacific Investment Management Series

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.
                                                                   Prospectus

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5
  PIMCO Funds: Pacific Investment Management Series

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management
Series      -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads 1775 Eye Street N.W., Washington, D.C.
            20006

            -------------------------------------------------------------------

The Trust's         You may get free     You may review
Statement of        copies of any of     and copy informa-
Additional          these materials,     tion about the
Information         request other        Trust, including
("SAI") and         information about    its SAI, at the
annual and semi-    the Fund, or make    Securities and
annual reports to   shareholder          Exchange
shareholders        inquiries by         Commission's
include             calling the Trust    public ref-
additional          at 1-800-927-4648    erence room in
information about   or PIMCO Infolink    Washington, D.C.
the Fund. The SAI   Audio Response       You may call the
and the financial   Network at           Commission at
statements          1-800-987-4626,      1-202-942-8090 for
included in the     or by writing to:    information about
Fund's most                              the operation of
recent annual       PIMCO Funds:         the public
report to           Pacific              reference room.
shareholders are    Investment           You may also
incorporated by     Management Series    access reports
reference into      840 Newport          and other
this prospectus,    Center Drive         information
which means they    Suite 300            about the Trust
are part of this    Newport Beach, CA    on the
prospectus for      92660                Commission's Web
legal purposes.                          site at
The Fund's annual                        www.sec.gov. You
report discusses                         may get copies of
the market                               this information,
conditions and                           with payment of a
investment                               duplication fee,
strategies that                          by writing the
significantly                            Public Reference
affected the                             Section of the
Fund's                                   Commission,
performance                              Washington, D.C.
during its last                          20549-0102, or by
fiscal year.                             e-mailing your
                                         request to
                                         publicinfo@sec.gov.
                                         Reference the
                                         Trust's
                                         Investment
                                         Company Act file
                                         number in your
                                         correspondence.

Investment Company Act file no. 811-5028

PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PIMS TR INST 07.01

                                 PIMCO Funds:
                     Pacific Investment Management Series

                      Statement of Additional Information

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Pacific Investment Management Series, as supplemented from time to time. The Trust offers up to eight classes of shares of each of its Funds. Class A, Class B, and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," Class A, B and C of the Municipal Bond Fund and Class A of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund are offered through the "Municipal Bond Prospectus," Class D shares of the Funds are offered through the "Class D Prospectus," Institutional Class and Administrative Class shares of the Funds are offered through the "Institutional Prospectus," Institutional Class and Administrative Class shares of the Total Return Fund, and Class A shares of the Total Return Fund are offered through separate prospectuses, each dated July 31, 2001, as amended or supplemented from time to time (collectively, the "Prospectuses").
Additionally, Class J and Class K shares for certain Funds are offered solely to non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.


Audited financial statements for the Trust, as of March 31, 2001, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 2001 Annual Reports. Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.



       Institutional Prospectus and         Class A, B and C and Class D
       Annual and Semi-Annual Reports:      Prospectuses, Annual and
                                            Semi-Annual Reports, and the
                                            Guide:

       PIMCO Funds                          PIMCO Funds Distributors LLC
       840 Newport Center Drive             2187 Atlantic Street
       Suite 300                            Stamford, Connecticut 06902
       Newport Beach, California 92660      Telephone:  (800) 426-0107
       Telephone:  (800) 927-4648

July 31, 2001

                               TABLE OF CONTENTS

                                                                            Page

THE TRUST..................................................................    1
INVESTMENT OBJECTIVES AND POLICIES.........................................    1
     Municipal Bonds.......................................................    1
     Mortgage-Related and Other Asset-Backed Securities....................    6
     Bank Obligations......................................................   10
     Loan Participations...................................................   10
     Corporate Debt Securities.............................................   12
High Yield Securities ("Junk Bonds").......................................   12
     Participation on Creditors Committees.................................   13
     Variable and Floating Rate Securities.................................   13
     Inflation-Indexed Bonds...............................................   14
     Event-Linked Bonds....................................................   14
     Convertible Securities................................................   15
     Warrants to Purchase Securities.......................................   15
     Foreign Securities....................................................   16
     Foreign Currency Transactions.........................................   17
     Foreign Currency Exchange-Related Securities..........................   18
     Borrowing.............................................................   19
     Derivative Instruments................................................   21
     Hybrid Instruments....................................................   28
     Delayed Funding Loans and Revolving Credit Facilities.................   28
     When-Issued, Delayed Delivery and Forward Commitment Transactions.....   29
     Short Sales...........................................................   29
     Illiquid Securities...................................................   30
     Loans of Portfolio Securities.........................................   30
     Social Investment Policies............................................   30
INVESTMENT RESTRICTIONS....................................................   31
     Fundamental Investment Restrictions...................................   31
     Non-Fundamental Investment Restrictions...............................   32
     Non-Fundamental Operating Policies Relating to the Sale of Shares of
        Total Return Fund in Japan.........................................   33
MANAGEMENT OF THE TRUST....................................................   34
     Trustees and Officers.................................................   34
     Compensation Table....................................................   38
     Investment Adviser....................................................   39
     Advisory Agreement....................................................   40
     Fund Administrator....................................................   41
DISTRIBUTION OF TRUST SHARES...............................................   43
     Distributor and Multi-Class Plan......................................   43
     Initial Sales Charge and Contingent Deferred Sales Charge.............   44
     Distribution and Servicing Plans for Class A, Class B and
      Class C Shares.......................................................   45
     Payments Pursuant to Class A Plan.....................................   48
     Payments Pursuant to Class B Plan.....................................   49
     Payments Pursuant to Class C Plan.....................................   50
     Distribution and Administrative Services Plans for Administrative
      Class Shares.........................................................   52
     Payments Pursuant to the Administrative Plans.........................   54
     Plan for Class D Shares...............................................   54

     Payments Pursuant to Class D Plan.....................................   55
     Distribution and Servicing Plan for Class J and Class K Shares........   56
     Purchases, Exchanges and Redemptions..................................   57
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................   59
     Investment Decisions and Portfolio Transactions.......................   59
     Brokerage and Research Services.......................................   59
     Portfolio Turnover....................................................   60
NET ASSET VALUE............................................................   61
TAXATION...................................................................   61
     Distributions.........................................................   63
     Sales of Shares.......................................................   63
     Backup Withholding....................................................   64
     Options, Futures and Forward Contracts, and Swap Agreements...........   64
     Short Sales...........................................................   65
     Passive Foreign Investment Companies..................................   65
     Foreign Currency Transactions.........................................   65
     Foreign Taxation......................................................   66
     Original Issue Discount and Market Discount...........................   66
     Constructive Sales....................................................   67
     Non-U.S.Shareholders..................................................   67
     Other Taxation........................................................   68
OTHER INFORMATION..........................................................   68
     Capitalization........................................................   68
     Performance Information...............................................   68
     Calculation of Yield..................................................   69
     Calculation of Total Return...........................................   71
     Potential College Cost Table..........................................   78
     Voting Rights.........................................................   81
     The Reorganization of the PIMCO Money Market and Total
      Return II Funds......................................................  120
     The Reorganization of the PIMCO Global Bond Fund II...................  120
     Code of Ethics........................................................  120
     Custodian, Transfer Agent and Dividend Disbursing Agent...............  120
     Independent Accountants...............................................  121
     Counsel...............................................................  121
     Registration Statement................................................  121
     Financial Statements..................................................  121

                                   THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company ("mutual fund") consisting of separate investment portfolios (the "Funds"), including:


Money Market Fund                           Long-Term U.S. Government Fund
Short-Term Fund                             Long Duration Fund
Low Duration Fund                           Global Bond Fund
Low Duration Fund II                        Global Bond Fund II
Low Duration Fund III                       Foreign Bond Fund
GNMA Fund                                   Emerging Markets Bond Fund
Moderate Duration Fund                      Short Duration Municipal Income Fund
Real Return Fund                            Municipal Bond Fund
Real Return Fund II                         California Intermediate Municipal
Real Return Asset Fund                       Bond Fund
Total Return Fund                           California Municipal Bond Fund
Total Return Fund II                        New York Municipal Bond Fund
Total Return Fund III                       Strategic Balanced Fund
Total Return Mortgage Fund                  Convertible Fund
Commercial Mortgage Securities Fund         European Convertible Fund
Investment Grade Corporate Bond Fund        StocksPLUS Fund
High Yield Fund                             StocksPLUS Short Strategy Fund



                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below. The Strategic Balanced Fund invests all of its assets in the StocksPLUS and Total Return Funds. These Funds are referred to in this Statement as "Underlying Funds." By investing in Underlying Funds, the Strategic Balanced Fund may have an indirect investment interest in some or all of the securities and instruments described below depending upon how its assets are allocated between the Underlying Funds.

Municipal Bonds

     Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of the Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds (collectively, the "Municipal Funds") to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). In the case of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds, the Funds will invest, under normal circumstances, at least 65% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     The Municipal Bond Fund may, from time to time, invest more than 25% of its assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the "Summary of Risks" section of the Prospectus and in this "Municipal Bonds" section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-
state agencies or authorities.   Specifically, California and New York Municipal
Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals.
A Municipal Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions.
Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

     The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

     The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Municipal Funds may invest in Residual Interest Bonds, which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. A Municipal Fund will not invest more than 10% of its total assets in Residual Interest Bonds.

     The Municipal Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.
In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.


     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is substantively different.

     California. The California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

     Certain debt obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, which do depend upon state government appropriations is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be impaired.

     Certain tax-exempt securities in which the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

     California is the most populous state in the nation with a total population estimated at over 34 million. The State now comprises approximately 12.5% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. The State economy's concentration on such sectors may open it to sensitivity to the overall performance of such industries. For example, the State suffered a severe recession in the early 1990's, which was predominantly tied to large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. More recently, the national economic slowdown that is heavily associated with the decline of the technology heavy NASDAQ index, has begun to impact the high technology sector of California's economy.

     After a period of robust growth over the last three years, the State's economic forecast reflects slower growth in 2001. Although the State's economic growth continues to outperform the rest of the nation, California is not immune from the nationwide economic slowdown and employment growth rates have already begun to decelerate.

     California has recently experienced serious energy shortages that led the Governor of California to declare a state of emergency in January 2001. California's difficulties with energy supplies could pose serious risks to the State's economy. The State instituted rolling electricity blackouts in 2001 and remains braced for anticipated energy shortages as well as increased energy costs. The severity and long-term impact of these developments on the State's economy is difficult to predict, but any significant interruptions in energy supply or rate increases could adversely affect California's economy.

     Currently, California's general obligation bonds have been assigned ratings of A+, Aa3, and AA by Standard & Poor's Ratings Services ("S&P"), Moody's Investor Service, Inc. ("Moody's") and Fitch, respectively.

These ratings reflect a downward revision by S&P in April 2001 and by Moody's in May 2001. Both downgrades were the result of each ratings agency's concerns regarding California's energy situation and its potential impact on the State's economy. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate Municipal Bond Fund or the California Municipal Bond Fund invest.


     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds, are liable. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

     The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

     New York. Because the New York Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments, affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations.

     The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York's economy than to the national economy, therefore any significant decline in stock market performance could adversely effect the State's income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, both the ability of the State, New York City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities will be adversely affected.


     State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. These gaps may result from significant disparities between recurring revenues and the costs of maintaining or increasing the level of spending for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State constitution, the governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

     As of March 16, 2001, S&P had given the State's general obligation bonds a rating of AA, Moody's had given the State's general obligation bonds a rating of A2 and Fitch had given the bonds a rating of AA. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Municipal Bond Fund invests.

     Over the long term, the State and New York City may face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the "Government National Mortgage Association," or "GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the Money Market Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities

("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Money Market
Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Money Market, Low Duration II, GNMA, Total Return II, Real Return II, Total Return Mortgage, Commercial Mortgage Securities, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations

     Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds and in particular, by the High Yield, Emerging Markets, Convertible and European Convertible Funds are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.
PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

     A Fund (in particular, the High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Money Market Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Each Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market Fund) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

     Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

     Each Fund (except the Low Duration II, Total Return II, Real Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Money Market, Commercial Mortgage Securities, GNMA, Real Return II and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated. The High Yield Fund may invest up to 15% of its assets in euro-denominated securities.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each Fund (except the Low Duration II, Total Return II, Real Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The Emerging Markets Bond Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

     Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

     Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Global Bond Fund II has adopted a non-fundamental investment restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund II) of a Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Derivative Instruments

     In pursuing their individual objectives the Funds (except the Money Market
Fund) may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the Money Market, Low Duration II, Total Return II, Real Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds (except the Money Market Fund) also may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities, Swap Agreements and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities, swap agreements or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. Each Fund (except the Money Market Fund) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. The Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds may purchase and sell futures contracts on U.S. Government securities and Municipal Bonds, as well as purchase put and call options on such futures contracts. The Convertible, European Convertible, StocksPLUS and StocksPLUS Short Strategy Funds may invest in interest rate, stock index and foreign currency futures contracts and options thereon.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the

NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.
In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined above). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. Each Fund (except the Money Market Fund) may enter into interest rate, index, credit and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

     Each Fund (except the Money Market and Municipal Bond Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

     The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

     Certain of the Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

Social Investment Policies

     The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, or the operation of gambling casinos. The Funds will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Fund's investment objective, except for the Global Bond Fund II, as set forth in the Prospectuses under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1) A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Money Market Fund may concentrate its investments in securities or obligations issued by U.S. banks).

(2) A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the Real Return, Real Return Asset, Commercial Mortgage Securities, Global Bond, Global Bond II, Foreign Bond, Emerging Markets Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Fund.). For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3) A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4) A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental restriction "F").

(5) A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6) A Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7) A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

(A) A Fund may not invest more than 15% of the net assets of a Fund (10% in the case of the Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

(B) A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C) A Fund may not invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

(D) The Global Bond Fund II may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

(E) A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

(F) The Global Bond Fund II may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

     Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the Global Bond, and Emerging Markets Bond, and Convertible Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed

5% of the total assets of a Fund (except the Global Bond Fund II), such excess shall be subject to the 300% asset coverage requirement.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Funds have filed an application seeking an order from the SEC to permit the Funds to enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the Money Market Fund, as well as the use of daily excess cash balances of the Money Market Fund in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the Money Market Fund could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of Total Return Fund in Japan

     In connection with an offering of Administrative Class shares of the Total Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Total Return Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.

(1) The Trust will not sell shares of the Total Return Fund in Japan except through PIMCO Funds Distributors LLC.

(2) The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3) The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total Return Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

(4) The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the Total Return Fund.

(5) The Total Return Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6) The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by PIMCO.

(7) The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by PIMCO to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

(8) None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, PIMCO, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of PIMCO, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and Executive Officers of the Trust, their ages, their business address and a description of their principal occupations during the past five years are listed below. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


                                           Position with                     Principal Occupation(s)
Name, Address and Age                      the Trust                         During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Brent R. Harris*                           Chairman of the  Board and        Managing Director, PIMCO; Board of Governors,
Age 41                                     Trustee                           Investment Company Institute; Chairman and
                                                                             Director, PIMCO Commercial Mortgage Securities
                                                                             Trust, Inc.; Chairman and Trustee, PIMCO Variable
                                                                             Insurance Trust.

R. Wesley Burns*                           President and Trustee             Managing Director, PIMCO; President and Director,
Age 41                                                                       PIMCO Commercial Mortgage Securities Trust, Inc.;
                                                                             President and Trustee, PIMCO Variable Insurance
                                                                             Trust. Formerly, Executive Vice President, PIMCO
                                                                             and Executive Vice President, PIMCO Funds: Multi-
                                                                             Manager Series.

Guilford C. Babcock                        Trustee                           Private Investor; Director, PIMCO Commercial
1500 Park Place                                                              Mortgage Securities Trust, Inc.; Trustee, PIMCO
San Marino, California 91108                                                 Variable Insurance Trust; Director, Growth Fund of
Age 70                                                                       America and Fundamental Investors Fund of the
                                                                             Capital Group; Director, Good Hope Medical
                                                                             Foundation. Formerly, Associate Professor of
                                                                             Finance, University of Southern California.

E. Philip Cannon                           Trustee                           Proprietor, Cannon & Company, an affiliate of
3838 Olympia                                                                 Inverness Management LLC, (a private equity
Houston, Texas 77019                                                         investment firm); Director, PIMCO Commercial
Age 60                                                                       Mortgage Securities Trust, Inc.; Trustee, PIMCO
                                                                             Variable Insurance Trust; Trustee of PIMCO Funds:
                                                                             Multi-Manager Series.  Formerly, Headmaster, St.
                                                                             John's School, Houston, Texas; Trustee of PIMCO
                                                                             Advisors Funds and Cash Accumulation Trust.

Vern O. Curtis                             Trustee                           Private Investor; Director, PIMCO Commercial
14158 N.W. Bronson Creek Dr.                                                 Mortgage Securities Trust, Inc.; Trustee, PIMCO
Portland, Oregon 97229                                                       Variable Insurance Trust; Director, Public Storage
Age 67                                                                       Business Parks, Inc., (a Real Estate Investment
                                                                             Trust); Director, Fresh Choice, Inc. (restaurant
                                                                             company).  Formerly, charitable work, The Church of
                                                                             Jesus Christ of Latter-day Saints.

                                           Position with                     Principal Occupation(s)
Name, Address and Age                      the Trust                         During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
J. Michael Hagan                           Trustee                           Private Investor; Director, PIMCO Commercial
6 Merced                                                                     Mortgage Securities Trust, Inc.; Trustee, PIMCO
San Clemente, California 92673                                               Variable Insurance Trust.  Board of Directors for
Age 62                                                                       Ameron International (manufacturing), Freedom
                                                                             Communications, Remedy Temp (staffing) and Saint
                                                                             Gobain Company.  Member of the Board of Regents at
                                                                             Santa Clara University, the Board of Taller San
                                                                             Jose, and the Board of Trustees of the South Coast
                                                                             Repertory Theater.  Formerly, Chairman and CEO,
                                                                             Furon Company (manufacturing).

Thomas P. Kemp                             Trustee                           Private Investor; Director, PIMCO Commercial
1141 Marine Drive                                                            Mortgage Securities Trust, Inc.; Trustee, PIMCO
Laguna Beach, California 92651                                               Variable Insurance Trust. Formerly, Co-Chairman,
Age 70                                                                       U.S. Committee to Assist Russian Reform; Director,
                                                                             Union Financial Corp.

William J. Popejoy                         Trustee                           President, Pacific Capital Investors; Chairman,
29 Chatham Court                                                             PacPro (vinyl assembly products; formerly Western
Newport Beach, California 92660                                              Printing); Director, PIMCO Commercial Mortgage
Age 63                                                                       Securities Trust, Inc.; Trustee, PIMCO Variable
                                                                             Insurance Trust. Formerly, Director, California
                                                                             State Lottery; Chief Executive Officer, Orange
                                                                             County, California.

Michael G. Dow                             Senior Vice President             Senior Vice President, PIMCO.  Formerly, Fixed
Age 37                                                                       Income Specialist, Salomon Brothers, Inc.; Vice
                                                                             President Operations, Citibank NA Global Consumer
                                                                             Banking Group.

William H. Gross                           Senior Vice President             Managing Director, PIMCO; Senior Vice President,
Age 57                                                                       PIMCO Variable Insurance Trust.

Margaret Isberg                            Senior Vice President             Managing Director, PIMCO.
Age 44

John S. Loftus                             Senior Vice President             Managing Director, PIMCO.
Age 42

Jeffrey M. Sargent                         Senior Vice President             Senior Vice President, PIMCO. Senior
                                                                             Vice President, PIMCO Commercial Mortgage
                                                                             Securities Trust, Inc. and PIMCO Variable
                                                                             Insurance Trust; Vice President, PIMCO Funds:
                                                                             Multi-Manager Series.  Formerly, Vice President,
                                                                             PIMCO.

Leland T. Scholey                          Senior Vice President             Senior Vice President, PIMCO.  Formerly, Vice
Age 48                                                                       President, PIMCO.

                                           Position with                     Principal Occupation(s)
Name, Address and Age                      the Trust                         During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Raymond C. Hayes                           Vice President                    Vice President, PIMCO.  Formerly, Marketing
Age 56                                                                       Director, Pacific Financial Asset Management
                                                                             Corporation.

Thomas J. Kelleher, III                    Vice President                    Vice President, PIMCO.  Formerly, associated with
Age 50                                                                       Delaware Trust, Mellon Bank and Girard Trust (bank
                                                                             trust departments).

Henrik P. Larsen                           Vice President                    Vice President and Manager, Fund Administration,
Age 31                                                                       PIMCO; Vice President, PIMCO Commercial Mortgage
                                                                             Securities Trust, Inc., PIMCO Variable Insurance Trust
                                                                             and PIMCO Funds: Multi-Manager Series. Formerly,
                                                                             Manager, PIMCO.

Andre Mallegol                             Vice President                    Vice President, PIMCO.  Formerly, associated with
Age 35                                                                       Fidelity Investments Institutional Services
                                                                             Company.

Scott Millimet                             Vice President                    Vice President, PIMCO.  Formerly, Executive Vice
Age 43                                                                       President with Back Bay Advisors.

James F. Muzzy                             Vice President                    Managing Director, PIMCO; Senior Vice President,
Age 62                                                                       PIMCO Variable Insurance Trust.

Douglas J. Ongaro                          Vice President                    Vice President, PIMCO.  Formerly, Regional
Age 40                                                                       Marketing Manager, Charles Schwab & Co., Inc.

David J. Pittman                           Vice President                    Vice President, PIMCO.  Formerly, a senior
Age 53                                                                       executive with Bank of America, the Northern Trust
                                                                             Co. and NationsBank.

Mark A. Romano                             Vice President                    Vice President, PIMCO.  Formerly, associated with
Age 43                                                                       Wells Fargo's institutional money management group
                                                                             and First Interstate's Pacifica family of mutual
                                                                             funds.

William S. Thompson, Jr.                   Vice President                    Chief Executive Officer and Managing Director,
Age 55                                                                       PIMCO. Vice President, PIMCO Commercial Mortgage
                                                                             Securities Trust, Inc.; Senior Vice President, PIMCO
                                                                             Variable Insurance Trust.

John P. Hardaway                           Treasurer                         Senior Vice President, PIMCO. Treasurer, PIMCO
Age 44                                                                       Commercial Mortgage Securities Trust, Inc., PIMCO
                                                                             Variable Insurance Trust and PIMCO Funds: Multi-Manager
                                                                             Series. Formerly, Vice President, PIMCO.

Garlin G. Flynn                            Secretary                         Specialist, PIMCO; Secretary, PIMCO Commercial
Age 55                                                                       Mortgage Securities Trust, Inc. and PIMCO Variable
                                                                             Insurance Trust; Assistant Secretary, PIMCO Funds:
                                                                             Multi-Manager Series. Formerly, Senior Fund
                                                                             Administrator, PIMCO.

                                           Position with                     Principal Occupation(s)
Name, Address and Age                      the Trust                         During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Erik C. Brown                              Assistant Treasurer               Vice President, PIMCO; Assistant Treasurer,
Age 33                                                                       PIMCO Commercial Mortgage Securities Trust, Inc.,
                                                                             PIMCO Variable Insurance Trust and PIMCO Funds:
                                                                             Multi-Manager Series. Formerly, Senior Manager
                                                                             with Deloitte and Touche; Manager with
                                                                             PricewaterhouseCoopers LLC.

Michael J. Willemsen                       Assistant Secretary               Vice President, PIMCO; Assistant Secretary, PIMCO
Age 41                                                                       Commercial Mortgage Securities Trust, Inc. and
                                                                             PIMCO Variable Insurance Trust.  Formerly, Project
                                                                             Lead, PIMCO.

___________________
     *Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

Compensation Table

     The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2001.


                                Aggregate             Total Compensation from
                              Compensation            Trust and Fund Complex
 Name and Position            from Trust/1/             Paid to Trustees/2/
 -----------------            -------------           -----------------------
Guilford C. Babcock              $60,750                      $ 60,750
Trustee
E. Philip Cannon                 $66,961/3/                   $137,311/4/
Trustee
Vern O. Curtis                   $63,278                      $ 63,639
Trustee
J. Michael Hagan                 $60,750                      $ 60,750
Trustee
Thomas P. Kemp                   $60,750                      $ 60,750
Trustee
William J. Popejoy               $60,750                      $ 60,750
Trustee


/1/ Each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended. Effective January 1, 2001, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $60,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2001, the unaffiliated Trustees as a group received compensation in the amount of $278,079.

/2/ Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial

     Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2000, the unaffiliated Directors as a group received compensation in the amount of $48,852.

     The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2000, the unaffiliated Trustees as a group received compensation in the amount of $48,852.


/3/ The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2000, Mr. Cannon elected to have $5,500 and $5,000 in compensation deferred from the PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2001, Mr. Cannon elected to have $46,500 in compensation from the Trust deferred.

/4/ Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. For the fiscal year ended December 31, 2000, Mr. Cannon elected to have $61,000 in compensation from that Trust deferred.

Investment Adviser

     Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors
was organized as a limited partnership under Delaware law in 1987.   PIMCO
Advisors' sole general partner is Allianz PacLife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, PIMCO Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. PIMCO Holding LLC is a wholly-owned subsidiary of Allianz Asset Management of America which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

     PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO had approximately $221.8 billion of assets under management as of June 30, 2001.

     Allianz AG is a European based insurance and financial services holding company and a publicly traded German company. As of December 31, 2000, the Allianz Group (including PIMCO) had assets under management of more than $591 billion.

     Significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and Bayerische Hypo-und Vereinsbank AG ("HypoVereinsbank"). Allianz has significant holdings in BASF AG, Bayer AG, Daimler Chrysler, Deutsche Bank AG and Schering AG. These entities as well as certain broker-dealers that might be controlled by or affiliated with Allianz AG or these entities (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Advisory Agreement

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others. The current Advisory Contract, dated May 5, 2000, as supplemented from time to time, was last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on August 22, 2000.

     PIMCO is responsible for determining how the assets of the Strategic Balanced Fund are allocated and reallocated from time to time between the Underlying Funds. The Fund does not pay any fees to PIMCO in return for these services under the Advisory Agreement. The Fund does, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Advisory Contract will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

     PIMCO currently receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                                        Advisory
Fund                                                                    Fee Rate
----                                                                    --------
Money Market Fund                                                         0.15%

Short Duration Municipal Income Fund                                      0.20%

Commercial Mortgage Securities, Convertible, StocksPLUS                   0.40%
  and StocksPLUS Short Strategy Funds

Emerging Markets Bond Fund                                                0.45%

Real Return Asset and European Convertible Fund                           0.50%

All other Funds                                                           0.25%



     For the fiscal years ended March 31, 2001, 2000 and 1999, the aggregate amount of the advisory fees paid by each operational Fund was as follows:


                                        Year Ended    Year Ended     Year Ended
Fund                                      3/31/01       3/31/00        3/31/99
----                                   -----------    -----------    -----------
Money Market Fund                      $   595,731    $   754,997    $   364,480

                                        Year Ended    Year Ended     Year Ended
Fund                                      3/31/01       3/31/00        3/31/99
----                                   -----------    -----------    -----------
Short-Term Fund                          1,707,191      1,610,960      1,163,042
Low Duration Fund                       10,648,205     10,480,477      8,636,635
Low Duration Fund II                     1,517,422      1,154,518      1,060,930
Low Duration Fund III                       99,814         69,310         61,917
GNMA                                        20,257         10,454          9,728
Moderate Duration Fund                   1,179,075        859,866        685,876
Real Return Fund                         1,358,282        286,410         37,011
Total Return Fund                       89,506,328     72,341,826     55,229,968
Total Return Fund II                     3,840,097      2,997,701      2,107,392
Total Return Fund III                    1,970,439      1,435,291      1,045,573
Total Return Mortgage Fund                  41,637         10,026          9,766
High Yield Fund                          7,084,431      8,796,696      6,323,956
Investment Grade Corporate Bond Fund        12,277            N/A            N/A
Long-Term U.S. Government Fund           1,026,205        863,294        419,981
Short Duration Municipal Income Fund        26,241         12,387            N/A
Municipal Bond Fund                        153,408        140,711        107,083
California Intermediate Municipal
  Bond Fund                                235,549          6,312            N/A
California Municipal Bond Fund              23,189            N/A            N/A
New York Municipal Fund Bond                 8,227          4,402            N/A
Global Bond Fund                           731,816        682,166        666,901
Global Bond Fund II                        191,774        143,465        106,821
Foreign Bond Fund                        1,477,689      1,455,350      1,325,590
Emerging Markets Bond Fund                 211,416         86,725         19,121
European Convertible Fund                    8,367            N/A            N/A
Strategic Balanced Fund                    217,176        526,900        201,742
Convertible Fund                           592,451        266,262            N/A
StocksPLUS Fund                          5,319,379      5,710,564      3,432,600

Fund Administrator

     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):


                                                                               Administrative Fee Rate
                                                   -------------------------------------------------------------------------
                                                       Institutional and        Class A,
Fund                                                 Administrative Class       B and C       Class D*       Class J and K
----                                               ------------------------   -----------   ------------   -----------------
Money Market                                                0.20%                0.35%          0.45%            0.25%
Short-Term Fund                                             0.20%                0.35%          0.50%            0.25%
Low Duration and Total Return Funds                         0.18%                0.40%          0.50%            0.25%
Moderate Duration Fund                                      0.20%                0.40%          0.65%            0.25%

                                                                               Administrative Fee Rate
                                                   -------------------------------------------------------------------------
                                                       Institutional and        Class A,
Fund                                                 Administrative Class       B and C       Class D*       Class J and K
----                                               ------------------------   -----------   ------------   -----------------
Short Duration Municipal Income                             0.19%                0.35%          0.60%            0.25%
Municipal Bond Fund                                         0.25%                0.35%          0.60%            0.25%
California Intermediate Municipal Bond,                     0.24%                0.35%          0.60%            0.25%
 California Municipal Bond and New York
 Municipal Bond Funds
Global Bond and Global Bond II Funds                        0.30%                0.45%          0.70%            0.30%
Foreign Bond Fund                                           0.25%                0.45%          0.70%            0.25%
Emerging Markets Bond Fund                                  0.40%                0.55%          0.80%            0.30%
Strategic Balanced Fund                                     0.05%                0.40%          0.65%            0.25%
GNMA Fund                                                   0.25%                0.50%          0.75%            0.25%
Real Return II and Real Return Asset Funds                  0.25%                0.40%          0.65%              N/A
All other Funds                                             0.25%                0.40%          0.65%            0.25%

________________________________________________
* As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

     The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days' written notice.

     The Strategic Balanced Fund indirectly pays a proportionate share of the administrative fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement, dated May 5, 2000, as supplemented from time to time, was last approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 22, 2000. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     For the fiscal years ended March 31, 2001, 2000 and 1999, the aggregate amount of the administrative fees paid by each operational Fund was as follows:

                                        Year Ended    Year Ended     Year Ended
Fund                                      3/31/01       3/31/00        3/31/99
----                                   -----------    -----------    -----------
Money Market Fund                      $ 1,055,918    $ 1,325,685    $   731,013
Short-Term Fund                          1,529,935      1,445,630      1,024,794
Low Duration Fund                        8,636,136      8,469,311      6,841,437
Low Duration Fund II                     1,513,253      1,154,518      1,060,930
Low Duration Fund III                       99,853         69,259         61,917
GNMA                                        20,262         10,454          9,728
Moderate Duration Fund                     943,260        687,893        548,701
Real Return Fund                         1,559,146        333,697         48,397
Total Return Fund                       73,048,093     58,764,667     43,425,035
Total Return Fund II                     3,839,588      2,997,701      2,107,391
Total Return Fund III                    1,970,778      1,435,291      1,045,572
Total Return Mortgage Fund                  43,807         10,179          9,937
High Yield Fund                          8,316,046     10,201,282      7,243,110
Long-Term U.S. Government Fund           1,199,085      1,007,625        508,159
Investment Grade Corporate Bond Fund        12,277            N/A            N/A
Short Duration Municipal Income Fund        24,945         11,770            N/A
Municipal Bond Fund                        196,287        189,404        145,118
California Intermediate Municipal
  Bond Fund                                257,061          6,412            N/A
California Municipal Bond Fund              22,381            N/A            N/A
New York Municipal Bond Fund                 7,942          4,234            N/A
Global Bond Fund                           878,179        818,605        800,281
Global Bond Fund II                        247,485        192,384        151,390
Foreign Bond Fund                        1,757,855      1,668,942      1,454,801
Emerging Markets Bond Fund                 191,697         79,064         18,034
European Convertible Fund                    4,154            N/A            N/A
Strategic Balanced Fund                    223,761        353,282        126,263
Convertible Fund                           405,525        172,987            N/A
StocksPLUS Fund                          4,439,129      4,783,693      2,757,948

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares - Plan for Class D Shares."

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is an indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trust offers eight classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, the Institutional Class and the Administrative Class.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds: Pacific Investment Management Series in particular investment products, programs or accounts for which a fee may be charged.

     Class J and Class K shares are offered only to non-U.S. investors outside the United States. Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions and are offered to non-U.S. investors as well as through various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectus and SAI.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     The Trust has adopted an Amended and Restated Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation;
(b) each class of shares bears any class-specific expenses allocated to it; and
(c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust (except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Distributor received an aggregate of $6,167,114, $4,625,293 and $6,227,864, respectively, and retained $949,986, $618,123 and $750,751, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

     During the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:


                        Year Ended          Year Ended           Year Ended
                          3/31/01             3/31/00              3/31/99
                        ----------          ----------           ----------
Class A                 $1,295,898          $  337,940           $   37,142
Class B                  5,221,113           5,822,553            1,653,443
Class C                    508,383           1,077,578              543,223

     In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the text of the Class A, B and C Prospectus under the caption "Management of the Trust--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), as described in the Class A, B and C Prospectus, in connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:


                                            Servicing           Distribution
Class A                                      Fee(1)                Fee(1)
============================================================================
Money Market Fund                             0.10%                  N/A
----------------------------------------------------------------------------
All other Funds                               0.25%                 None


Class B(2)
----------------------------------------------------------------------------
All Funds                                     0.25%                 None
----------------------------------------------------------------------------

Class C - Shares purchased on or after 7/1/91(3)
------------------------------------------------------------------------------
Money Market Fund                                    0.10%                0.00%
------------------------------------------------------------------------------
Short-Term and Short Duration                        0.25%                0.25%
 Municipal Income Funds
------------------------------------------------------------------------------
Low Duration, Real Return,                           0.25%                0.45%
 Municipal Bond, California
 Intermediate Municipal Bond,
 California Municipal Bond, New
 York Municipal Bond and StocksPLUS
 Funds
------------------------------------------------------------------------------
All other Funds                                      0.25%                0.65%
------------------------------------------------------------------------------

Class C - Shares purchased before 7/1/91
------------------------------------------------------------------------------
Money Market Fund                                    0.10%                0.00%
------------------------------------------------------------------------------
All other Funds                                      0.25%                None
------------------------------------------------------------------------------

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. Pacific Investment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Trust in January 1997. If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Funds, and in connection with the servicing of Class B and Class C shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plan

     For the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Trust paid the Distributor an aggregate of $8,055,920, $6,082,941 and $3,158,937, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:


                                                       Year Ended             Year Ended             Year Ended
Fund                                                    3/31/01                3/31/00                3/31/99
----                                                   ----------             ----------             ----------
Money Market Fund                                      $   63,732             $  109,208             $   79,137
Short-Term Fund                                           204,603                209,633                123,595
Low Duration Fund                                         620,464                566,330                382,868
Real Return Fund                                          103,952                 25,380                  6,053
Total Return Fund                                       5,783,098              4,053,760              1,980,636
Total Return Mortgage Fund                                    576                    N/A                    N/A
High Yield Fund                                           491,894                471,207                234,956
Long-Term U.S. Government Fund                            131,419                 81,888                 39,481
Global Bond Fund II                                         5,559                  6,937                 12,179
Foreign Bond Fund                                         167,687                107,878                 52,053
Emerging Markets Bond Fund                                  1,331                    587                    498
Municipal Bond Fund                                        19,443                 22,682                 14,101
California Intermediate Municipal Bond Fund                68,463                    795                    N/A
California Municipal Bond Fund                                252                    N/A                    N/A
New York Municipal Bond Fund                                   51                     12                    N/A
Strategic Balanced Fund                                    10,098                  6,235                    N/A
European Convertible Fund                                       9                    N/A                    N/A
Convertible Fund                                           15,351                  3,505                    N/A
StocksPLUS Fund                                           367,939                416,904                233,380

     During the fiscal year ended March 31, 2001, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $6,122,499; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,933,421. These totals, if allocated among (i) compensation and
(ii) sales materials and other expenses for each Fund, were as follows:

                                                                                 Sales Material
                                                                                    and Other
Fund                                                       Compensation             Expenses                  Total
----                                                       ------------          --------------               -----
Money Market Fund                                           $   98,823              $   29,628            $  123,451
Short-Term Fund                                                125,293                  39,566               164,859
Low Duration Fund                                              404,241                 127,655               531,897
Real Return Fund                                               140,650                  44,416               185,066
Total Return Fund                                            4,482,103               1,415,401             5,897,504
Total Return Mortgage Fund                                       1,137                     359                 1,496
GNMA                                                                16                       5                    21
High Yield Fund                                                386,792                 122,145               508,937
Long-Term U.S. Government Fund                                 117,740                  37,181               154,921
Global Bond Fund II                                              4,032                   1,273                 5,306
Foreign Bond Fund                                              124,820                  39,417               164,237
Emerging Markets Bond Fund                                       1,685                     532                 2,217
European Convertible Fund                                           15                       5                    20
Municipal Bond Fund                                             16,463                   5,199                21,662
California Municipal Fund                                        1,044                     330                 1,374
California Intermediate Municipal                               42,934                  13,558                56,492
New York Municipal Bond Fund                                       276                      87                   363
Strategic Balanced Fund                                          5,421                   1,712                 7,133
Convertible Fund                                                 9,521                   3,007                12,528
StocksPLUS Fund                                                164,492                  51,945               216,437

Payments Pursuant to Class B Plan

     For the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Trust paid the Distributor an aggregate of $15,793,100, $14,835,909 and $8,169,978, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:

                                                          Year Ended             Year Ended             Year Ended
Fund                                                        3/31/01               3/31/00                 3/31/99
----                                                      ----------             ----------             -----------
Money Market Fund                                         $  239,885             $  182,595              $   86,809
Short-Term Fund                                               66,389                 47,772                  21,254
Low Duration Fund                                            766,462                720,752                 433,206
Real Return Fund                                             250,760                 77,808                  28,545
Total Return Fund                                          7,368,323              6,386,543               3,372,168
Total Return Mortgage Fund                                     1,667                  N/A                    N/A
High Yield Fund                                            2,952,887              3,180,767               2,065,488
Long-Term U.S. Government Fund                               385,053                375,143                 229,521
Global Bond Fund II                                           45,017                 49,328                  11,000
Foreign Bond Fund                                            258,249                236,078                 164,040
Emerging Markets Bond Fund                                    12,778                  8,171                   2,953
Municipal Bond Fund                                           58,902                 58,146                  10,000
Strategic Balanced Fund                                      102,592                 65,297                   N/A
Convertible Fund                                              48,249                  6,285                   N/A
StocksPLUS Fund                                            3,235,886              3,441,224               1,679,748

     During the fiscal year ended March 31, 2001, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $12,002,756; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $3,790,344. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                                                 Sales Material
                                                                                   and Other
Fund                                                        Compensation            Expenses                 Total
----                                                        ------------         --------------              -----
Money Market Fund                                           $  248,862             $   78,588              $  327,449
Short-Term Fund                                                 46,058                 14,545                  60,602
Low Duration Fund                                              578,888                182,807                 761,695
Real Return Fund                                               351,054                110,859                 461,913
Total Return Fund                                            6,337,208              2,001,223               8,338,431
Total Return Mortgage Fund                                       5,312                  1,678                   6,990
High Yield Fund                                              2,128,017                672,005               2,800,023
Long-Term U.S. Government Fund                                 353,651                111,679                 465,331
Global Bond Fund II                                             34,181                 10,794                  44,975
Foreign Bond Fund                                              187,026                 59,061                 246,086
Emerging Markets Bond Fund                                      10,545                  3,330                  13,876
Municipal Bond Fund                                             55,181                 17,426                  72,607
Strategic Balanced Fund                                         55,397                 17,494                  72,890
Convertible Fund                                                37,175                 11,739                  48,914
StocksPLUS Fund                                              1,574,202                497,116               2,071,318

Payments Pursuant to Class C Plan

     For the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Trust paid the Distributor an aggregate of $15,860,701, 15,752,921 and $11,016,443, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:

                                                              Year Ended            Year Ended            Year Ended
Fund                                                            3/31/01               3/31/00               3/31/99
----                                                          ----------            ----------            ----------
Money Market Fund                                             $   87,507            $   85,213            $   75,541
Short-Term Fund                                                  105,798                96,622                61,224
Low Duration Fund                                                834,108               886,691               645,396
Real Return Fund                                                 271,991                63,886                16,396
Total Return Fund                                              8,139,338             7,576,924             5,309,578
Total Return Mortgage Fund                                         5,566                   N/A                   N/A
High Yield Fund                                                3,316,077             3,820,412             3,098,891
Long-Term U.S. Government Fund                                   248,741               259,510               200,406
Global Bond Fund II                                               48,452                57,768                49,000
Foreign Bond Fund                                                312,825               302,947               237,914
Emerging Markets Bond Fund                                         5,161                 2,646                 1,972
Municipal Bond Fund                                              212,868               250,017                10,000
Strategic Balanced Fund                                          128,151                67,806                   N/A
Convertible Fund                                                 125,211                23,512                   N/A
StocksPLUS Fund                                                2,018,908             2,258,967             1,097,998

     During the fiscal year ended March 31, 2001, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $12,054,133; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $3,806,568.

     These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                                                  Sales Material
                                                                                    and Other
Fund                                                      Compensation               Expenses                 Total
----                                                      ------------              ----------              ----------
Money Market Fund                                           $  618,230              $  195,230              $  813,460
Short-Term Fund                                                130,648                  41,257                 171,906
Low Duration Fund                                              665,274                 210,087                 875,361
Real Return Fund                                               453,406                 143,181                 596,586
Total Return Fund                                            6,165,454               1,946,985               8,112,439
Total Return Mortgage                                           10,628                   3,356                  13,984
High Yield Fund                                              2,085,661                 658,630               2,744,291
Long-Term U.S. Government Fund                                 201,116                  63,510                 264,627
Global Bond Fund II                                             29,173                   9,213                  38,386
Foreign Bond Fund                                              197,576                  62,392                 259,968
Emerging Markets Bond Fund                                       4,431                   1,399                   5,830
Municipal Bond Fund                                            171,192                  54,061                 225,252
Strategic Balanced Fund                                         78,663                  24,841                 103,504
Convertible Fund                                                75,123                  23,723                  98,847
StocksPLUS Fund                                              1,167,558                 368,702               1,536,260

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund II. As of March 31, 2001, such expenses were approximately $31,692,000 in excess of payments under the Class A Plan, $54,370,000 in excess of payments under the Class B Plan and $3,948,000 in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 2001 was as follows:

Fund                                                              Class A                 Class B                Class C
----                                                            -----------             -----------             ----------
Money Market Fund                                               $   485,658             $ 1,127,291             $  202,484
Short-Term Fund                                                     648,555                 208,633                 42,790
Low Duration Fund                                                 2,092,482               2,622,243                217,892
Real Return Fund                                                    728,050               1,590,201                148,501
Total Return Fund                                                23,200,789              28,706,238              2,019,325
High Yield Fund                                                   2,002,158               9,639,478                683,101
Long-Term U.S. Government Fund                                      609,461               1,601,967                 65,870
GNMA Fund                                                                80                     N/A                    N/A
Global Bond Fund II                                                  20,873                 154,832                  9,555
Foreign Bond Fund                                                   646,110                 847,187                 64,711
Emerging Markets Bond Fund                                            8,721                  47,769                  1,451
European Convertible Fund                                                77                     N/A                    N/A


Fund                                                              Class A                 Class B                Class C
----                                                            -----------             -----------             ----------
Municipal Bond Fund                                                  85,218                 249,960                 56,069
California Municipal Fund                                             5,407                     N/A                    N/A
California Intermediate Municipal Bond Fund                         222,239                     N/A                    N/A
New York Municipal Bond Fund                                          1,427                     N/A                    N/A
Strategic Balanced Fund                                              28,060                 250,936                 25,764
Convertible Fund                                                     49,286                 168,394                 24,605
StocksPLUS Fund                                                     851,465               7,130,809                382,401

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 2001 was as follows:


Fund                                           Class A                 Class B                 Class C
----                                           -------                 -------                 --------
Money Market Fund                                 0.77%                   2.96%                   0.18%
Short-Term Fund                                   0.77                    2.96                    0.18
Low Duration Fund                                 0.77                    2.96                    0.18
Total Return Fund                                 0.77                    2.96                    0.18
Real Return Fund                                  0.77                    2.96                    0.18
High Yield Fund                                   0.77                    2.96                    0.18
Long-Term U.S. Government Fund                    0.77                    2.96                    0.18
GNMA Fund                                         0.77                     N/A                     N/A
European Convertible Fund                         0.77                     N/A                     N/A
Global Bond Fund II                               0.77                    2.96                    0.18
Foreign Bond Fund                                 0.77                    2.96                    0.18
Emerging Markets Bond Fund                        0.77                    2.96                    0.18
Municipal Bond Fund                               0.77                    2.96                    0.18
California Municipal Fund                         0.77                     N/A                     N/A
California Intermediate Municipal                 0.77                     N/A                     N/A
New York Municipal Bond Fund                      0.77                     N/A                     N/A
Strategic Balanced Fund                           0.77                    2.96                    0.18
Convertible Fund                                  0.77                    2.96                    0.18
StocksPLUS Fund                                   0.77                    2.96                    0.18

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan and an Administrative Distribution Plan (together, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following functions:

receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Class Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

     Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Trust paid qualified service providers an aggregate amount of $11,849,697, $8,385,679 and $3,691,083, respectively, pursuant to the
Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds listed below as follows:

                                                           Year Ended            Year Ended            Year Ended
Fund                                                         3/31/01               3/31/00               3/31/99
----                                                        ----------            ----------            ----------
Money Market Fund                                           $   21,069            $   22,491            $   10,213
Short-Term Fund                                                 16,697                15,160                16,719
Low Duration Fund                                              345,320               307,872               297,918
Low Duration Fund II                                                92                   528                28,257
Low Duration Fund III                                               26                    50                     0
Real Return Fund                                                41,269                   N/A                   N/A
Total Return Fund                                            9,917,611             6,890,843             2,826,235
Total Return Fund II                                           156,989               125,952               135,827
Total Return Fund III                                           26,382                 8,755                 3,586
High Yield Fund                                              1,054,052               772,780               336,744
Long-Term U.S. Government Fund                                 116,546                98,704                15,870
Municipal Bond Fund                                             10,305                 6,275                   447
California Intermediate Municipal Bond Fund                      3,614                    14                     0
Global Bond Fund                                                 5,633                 7,261                 2,995
Foreign Bond Fund                                               18,800                10,669                 3,134
Emerging Markets Bond Fund                                      25,087                22,231                   135
Convertible Fund                                                   629                   N/A                   N/A
Strategic Balanced Fund                                          1,495                   852                     0
StocksPLUS Fund                                                 88,080                95,242                13,003

     The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust- Fund Administrator," the Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

     For the fiscal year ended March 31, 2001, March 31, 2000 and March 31, 1999, the Trust paid $612,076, $263,567 and $48,375, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

                                                              Year Ended            Year Ended           Year Ended
Fund                                                            3/31/01               3/31/00              3/31/99
----                                                            --------              --------             --------
Short-Term Fund                                                 $ 13,325              $  8,920             $  1,589
Low Duration Fund                                                 36,164                22,629                5,733
Real Return Fund                                                  77,474                12,683                  323
Total Return Fund                                                366,874               139,747               23,268
Total Return Mortgage Fund                                         1,233                   255                  283
High Yield Fund                                                   66,440                46,520                5,873
Foreign Bond Fund                                                 39,752                24,358                8,973
Emerging Markets Bond Fund                                            26                   N/A                  N/A
Convertible Fund                                                      23                   N/A                  N/A
Short Duration Muni Income Fund                                       25                     4                  N/A
Municipal Bond Fund                                                2,082                 1,175                  402
California Intermediate Municipal Bond Fund                          124                     4                  N/A
California Municipal Bond Fund                                        17                   N/A                  N/A
New York Municipal Bond Fund                                          49                     4                  N/A
Strategic Balanced Fund                                              768                   439                  291
StocksPLUS Fund                                                    7,701                 6,829                1,640

Distribution and Servicing Plan for Class J and Class K Shares

     Class J and Class K each has a separate distribution and servicing plan (the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     Each Class J-K Plan may be terminated with respect to any Fund to which the Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C and Class D shares are discussed in the Class A, B and C and Class D Prospectuses under the headings "How to Buy Shares," "Exchange Privilege," and "How to Redeem," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and Administrative Class shares and Class J and Class K shares are discussed in the Institutional Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value," and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of PIMCO may purchase shares of the Trust. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C and Class D Prospectuses under the caption "Exchanging Shares," and in the Institutional Prospectus under the caption "Exchange Privilege," a shareholder may exchange shares of any Fund for shares of any other Fund of the Trust or any series of PIMCO Funds: Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's prospectus and statement of additional information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, and $100,000 for Institutional Class and Administrative Class shares ($10,000 with respect to Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectuses.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust).
Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by PIMCO. PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in PIMCO's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     PIMCO places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. PIMCO also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO receives research services from many broker-dealers with which PIMCO places the Trust's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because PIMCO and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, PIMCO may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund for which financial highlights for at least the past five fiscal years are provided in the Prospectuses are set forth under ''Financial Highlights'' in the applicable Prospectus.

     Because PIMCO does not expect to reallocate the Strategic Balanced Fund's assets between the Underlying Funds on a frequent basis, the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, which may have high (i.e., greater than 100%) portfolio turnover rates.

                                NET ASSET VALUE

     Net Asset Value is determined as indicated under "How Fund Shares are Priced" in the Prospectuses. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     For all Funds other than Money Market Fund, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the Money Market Fund to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                    TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each Municipal Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. A portion of distributions paid by a Municipal Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and distributions of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the Municipal Funds' expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits (i.e., the amount of such expenses).

Distributions

     Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the StocksPLUS Fund may qualify for the deduction for dividends received by corporations. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the High Yield Fund may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

     The Strategic Balanced Fund will not be able to offset gains realized by one Fund in which the Fund invests against losses realized by another Fund in which the Fund invests. The Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     Depending on the Strategic Balanced Fund's percentage ownership in an Underlying Fund both before and after a redemption, the Fund's redemption of shares of such Underlying Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Strategic Balanced Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause distributable gains to shareholders.

Backup Withholding

     A Fund may be required to withhold up to 30.5% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Global Bond, Global Bond II, Foreign Bond, European Convertible or Emerging Markets Bond Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Global Bond, Global Bond II, Foreign Bond, European Convertible or Emerging Markets Bond Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     Although the Strategic Balanced Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund in which the Fund invests, the Strategic Balanced Fund will not be able to pass any such credit or deduction through to its own shareholders.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under the 1972 Convention and U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and the 1972 Convention.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of classes of shares of all Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds for the Global Bond Fund II), as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and effective yield of the Money Market Fund, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Current yield for the Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return +1)(To the power of 365/7)] - 1

     The effective yield of the Money Market Fund for the seven day period ended March 31, 2001 was as follows: Institutional Class - 5.15%, Administrative Class - 4.88%, Class A - 4.89%, Class B - 3.97% and Class C - 4.89%.

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[(a-b + 1)(To the power of 6) - 1]
                     ---
                     cd
     where   a = dividends and interest earned during the period,

             b = expenses accrued for the period (net of reimbursements),

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

             d = the maximum offering price per share on the last day of the period.

     For the one month period ended March 31, 2001, the SEC yield of the Funds was as follows (all numbers are annualized) (Class J and Class K shares were not offered during the period listed):

                          SEC 30 Day Yield for Period
                             Ended March 31, 2001
                             --------------------

                                                 Institutional        Administrative
Fund                                                 Class                 Class          Class A    Class B    Class C    Class D
----                                          -------------------   -------------------   --------   --------   --------   -------
Money Market Fund                                     5.25%                 4.98%            5.00%      4.09%      4.99%       N/A
Short-Term Fund                                       8.15                  7.89             7.58       6.99       7.43       7.84
Low Duration Fund                                     7.07                  6.81             6.39       5.83       6.08       6.74
Low Duration Fund II                                  6.45                  6.21              N/A        N/A        N/A        N/A
Low Duration Fund III                                 6.57                  6.29              N/A        N/A        N/A        N/A
GNMA                                                  7.60                   N/A             7.13        N/A        N/A        N/A
Moderate Duration Fund                                6.26                   N/A              N/A        N/A        N/A        N/A
Real Return Fund                                     13.17                 12.91            12.33      11.94      12.20      12.74
Total Return Fund                                     6.61                  6.35             5.85       5.36       5.36       6.28
Total Return Fund II                                  6.00                  5.75              N/A        N/A        N/A        N/A
Total Return Fund III                                 6.24                  5.98              N/A        N/A        N/A        N/A
Total Return Mortgage Fund                            5.90                   N/A             5.24       4.76       4.72       5.50
High Yield Fund                                       9.56                  9.30             8.72       8.37       8.37       9.13
Long-Term U.S. Government. Fund                       6.58                  6.43             5.95       5.46       5.46        N/A
Short Duration Municipal Income Fund                  3.61                   N/A              N/A        N/A        N/A       3.22
Municipal Bond Fund                                   4.34                  4.09             3.87       3.24       3.49       3.99
California Municipal Bond Fund                        3.90                   N/A             3.47        N/A        N/A       3.57
California Intermediate Municipal Bond Fund           4.42                  4.18             3.94        N/A        N/A       4.08
New York Municipal Bond Fund                          4.18                   N/A             3.56        N/A        N/A       3.82
Global Bond Fund                                      5.93                  5.67              N/A        N/A        N/A        N/A
Global Bond Fund II                                   6.47                   N/A             5.81       5.33       5.33        N/A
Foreign Bond Fund                                     5.79                  5.54             5.09       4.58       4.58       5.34
Emerging Markets Bond Fund                            8.20                  7.94             7.43       7.02       7.03       7.78
European Convertible Fund                             2.27                   N/A             1.78        N/A        N/A        N/A
Strategic Balanced Fund                               6.39                  6.12             5.50       4.98       5.00       5.76
Convertible Fund                                      3.06                  2.88             2.52       1.85       1.84       2.71
Investment Grade Corporate Bond Fund                  6.70                   N/A              N/A        N/A        N/A        N/A
StocksPLUS Fund                                       7.53                  7.27             6.90       6.34       6.59       7.11

     The yield of each such Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield (and the tax exempt status of distributions for the Municipal Funds) should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Municipal Funds may advertise a tax equivalent yield of each class of its shares, calculated as described above except that, for any given tax bracket, net investment income of each class will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of each class of the Fund plus (ii) the tax exempt income of each class of the Fund divided by the difference between 1 and the effective federal income tax rates for taxpayers in that tax bracket. For example, taxpayers with the marginal federal income tax rates indicated in the following table would have to earn the tax equivalent yields shown in order to realize an after-tax return equal to the corresponding tax-exempt yield shown.

                                                                      A tax-exempt yield of
                     Taxable income       Marginal             is equivalent to a taxable yield of
 Taxable income      Married filing         tax       ------------------------------------------------------
 Filing Single          jointly            rate*a       3%          4%          5%          6%          7%
 --------------     ----------------      --------    ------      ------      ------      ------      ------
Up to $27,050**     Up to $45,200**          15%       3.53%       4.71%       5.88%       7.06%        8.24%
Over $27,050 but    Over $45,200 but         27%       4.11%       5.48%       6.85%       8.22%        9.59%
 not over $65,550    not over $109,250
Over $65,550 but    Over $109,250 but        30%       4.29%       5.71%       7.14%       8.57%       10.00%
 not over $136,750   not over $166,500
Over $136,750 but   Over $166,500 but        35%       4.62%       6.15%       7.69%       9.23%       10.77%
 not over $297,350   not over $297,350
Over $297,350       Over $297,350          38.6%       4.89%       6.51%       8.14%       9.77%       11.40%

___________________
* These marginal tax rates do not take into account the effect of the phase out of itemized deductions and personal exemptions. They represent tax-equivalent yields taking Federal income tax into account only. Any potential impact at the state income tax level has not been included.
     Source: Marginal tax rates are from The Economic Growth and Tax Relief Reconciliation Act of 2001, Pub. L. 107-16, 115 Stat. 38.

** A new tax bracket of 10% has been created for a portion of the taxable income currently taxed at 15%. It applies to the first $6,000 of income for single individuals, $10,000 of income for heads of household and $12,000 for married couples filing jointly. After 2007, the bracket applies to the first $7,000 for single filers and $14,000 for married couples filing jointly.

a Since new tax rates were implemented on July 1, 2001, the effective marginal income tax rates for the entire 2001 year are 27.5%, 30.5%, 35.5% and 39.1%. Beginning July 1, 2001, these new tax rates are phased in over a period of six years, as follows:

                       Tax Rates Prior to July 1, 2001:

                         28%          31%         36%         39.6%

                         Tax Rates as of July 1, 2001:

2001-2003                27%          30%         35%         38.6%
2004-2005                26%          29%         34%         37.6%
2006 and beyond          25%          28%         33%           35%

     As is shown in the above table, the advantage of tax-exempt investing becomes more advantageous to an investor as his or her marginal tax rate increases.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T) (to the power of n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

     The table below sets forth the average annual total return of each class of shares of the following Funds for the periods ended March 31, 2001. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the

Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.


                 Total Return for Periods Ended March 31, 2001*

                                                                     Since Inception    Inception   Inception
                                                                         of Fund         Date of     Date of
      Fund            Class**       1 Year    5 Years    10 Years      (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Money Market       Institutional      6.20%      5.43%       4.89%              4.90%    03/01/91    03/01/91
                   Administrative     5.94       5.18        4.64               4.65                 01/24/95
                   Class A            5.94       5.13        4.61               4.62                 01/13/97
                   Class B            5.02       4.25        3.70               3.71                 01/13/97
                   Class C            5.94       5.16        4.63               4.64                 01/13/97
-------------------------------------------------------------------------------------------------------------
Short-Term         Institutional      7.65%      6.53%       5.88%              6.51%    10/07/87    10/07/87
                   Administrative     7.40       6.27        5.61               6.24                 02/01/96
                   Class A            5.09       5.67        5.24               5.92                 01/20/97
                   Class B            1.44       5.02        4.92               5.67                 01/20/97
                   Class C            5.91       5.79        5.14               5.77                 01/20/97
                   Class D            7.33       6.21        5.56               6.19                 04/08/98
-------------------------------------------------------------------------------------------------------------
Low Duration       Institutional      9.44%      7.04%       7.35%              7.88%    05/11/87    05/11/87
                   Administrative     9.17       6.78        7.08               7.62                 12/31/94
                   Class A            5.67       5.90        6.53               7.15                 01/13/97
                   Class B            3.12       5.43        6.30               6.98                 01/13/97
                   Class C            7.39       6.03        6.33               6.86                 01/13/97
                   Class D            9.10       6.70        7.01               7.54                 04/08/98
-------------------------------------------------------------------------------------------------------------
Low Duration II    Institutional      9.74%      6.68%        N/A               6.45%    11/01/91    11/01/91
                   Administrative     9.49       6.42         N/A               6.19                 02/02/98
-------------------------------------------------------------------------------------------------------------
Low Duration III   Institutional      9.06%       N/A         N/A               6.25%    12/31/96    12/31/96
                   Administrative     8.82        N/A         N/A               5.99                 03/19/99
-------------------------------------------------------------------------------------------------------------
GNMA               Institutional     12.96%       N/A         N/A               8.08%    07/31/97    07/31/97
                   Class A            7.50        N/A         N/A               6.33                 11/30/00
                   Class B            6.68        N/A         N/A               6.16                 05/31/01
                   Class C           10.68        N/A         N/A               6.85                 05/31/01
                   Class D           12.52        N/A         N/A               7.65                 05/31/01
-------------------------------------------------------------------------------------------------------------
Moderate           Institutional     12.09%       N/A         N/A               7.03%    12/31/96    12/31/96
 Duration
-------------------------------------------------------------------------------------------------------------
Real Return        Institutional     14.44%       N/A         N/A               8.09%    01/29/97    01/29/97
                   Administrative    14.10        N/A         N/A               7.81                 04/28/00
                   Class A           10.55        N/A         N/A               6.87                 01/29/97
                   Class B            8.12        N/A         N/A               6.47                 01/29/97
                   Class C           12.42        N/A         N/A               7.11                 01/29/97
                   Class D           13.99        N/A         N/A               7.66                 04/08/98
-------------------------------------------------------------------------------------------------------------
Total Return       Institutional     12.80%      8.32%       9.11%              9.32%    05/11/87    05/11/87
                   Administrative    12.51       8.05        8.85               9.05                 09/07/94
                   Class A            7.22       6.83        8.12               8.46                 01/13/97
                   Class B            6.44       6.71        8.08               8.42                 01/13/97
                   Class C           10.44       7.02        7.84               8.02                 01/13/97
                   Class D           12.44       7.98        8.78               8.98                 04/08/98
-------------------------------------------------------------------------------------------------------------

                                                                     Since Inception    Inception   Inception
                                                                         of Fund         Date of     Date of
      Fund            Class**       1 Year    5 Years    10 Years      (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Total Return II    Institutional     13.02%      7.93%        N/A               7.88%    12/30/91    12/30/91
                   Administrative    12.74       7.66         N/A               7.62                 11/30/94
-------------------------------------------------------------------------------------------------------------
Total Return III   Institutional     12.15%      7.92%        N/A               8.75%    05/01/91    05/01/91
                   Administrative    11.83       7.63         N/A               8.47                 04/11/97
-------------------------------------------------------------------------------------------------------------
Total Return       Institutional     13.14%       N/A         N/A               8.15%    07/31/97    07/31/97
 Mortgage          Class A            7.61        N/A         N/A               6.38                 07/31/00
                   Class B            6.84        N/A         N/A               6.23                 07/31/00
                   Class C           10.82        N/A         N/A               6.92                 07/31/00
                   Class D           12.69        N/A         N/A               7.72                 04/08/98
-------------------------------------------------------------------------------------------------------------
Investment         Institutional       N/A        N/A         N/A            15.00%+     04/28/00    04/28/00
 Grade
 Corporate Bond
-------------------------------------------------------------------------------------------------------------
High Yield         Institutional      5.85%      7.28%        N/A               9.42%    12/16/92    12/16/92
                   Administrative     5.59       7.01         N/A               9.15                 01/16/95
                   Class A            0.70       5.88         N/A               8.40                 01/13/97
                   Class B           -0.17       5.78         N/A               8.33                 01/13/97
                   Class C            3.69       6.08         N/A               8.21                 01/13/97
                   Class D            5.40       6.87         N/A               9.01                 04/08/98
-------------------------------------------------------------------------------------------------------------
Long-Term U.S.     Institutional     15.52%      9.62%        N/A              11.29%    07/01/91    07/01/91
Government         Administrative    15.24       9.35         N/A              11.02                 09/23/97
                   Class A            9.89       8.20         N/A              10.35                 01/20/97
                   Class B            9.22       8.07         N/A              10.28                 01/20/97
                   Class C           13.24       8.39         N/A              10.07                 01/20/97
-------------------------------------------------------------------------------------------------------------
Short-Duration     Institutional      6.22%       N/A         N/A               5.32%    08/31/99    08/31/99
 Municipal         Class D            5.78        N/A         N/A               4.89                 01/31/00
 Income
-------------------------------------------------------------------------------------------------------------
Municipal Bond     Institutional     11.13%       N/A         N/A               4.85%    12/31/97    12/31/97
                   Administrative    10.86        N/A         N/A               4.59                 09/30/98
                   Class A            7.42        N/A         N/A               3.51                 04/01/98
                   Class B            4.92        N/A         N/A               2.84                 04/01/98
                   Class C            9.20        N/A         N/A               3.96                 04/01/98
                   Class D           10.74        N/A         N/A               4.48                 04/08/98
-------------------------------------------------------------------------------------------------------------
California         Institutional     10.59%       N/A         N/A               8.68%    08/31/99    08/31/99
 Intermediate      Administrative    10.36        N/A         N/A               8.42                 09/07/99
 Municipal Bond    Class A            6.89        N/A         N/A               6.22                 10/19/99
                   Class D           10.21        N/A         N/A               8.28                 01/31/00
-------------------------------------------------------------------------------------------------------------
California         Institutional       N/A        N/A         N/A            12.48%+     05/16/00    05/16/00
 Municipal Bond    Class A             N/A        N/A         N/A              8.72+                 07/31/00
                   Class D             N/A        N/A         N/A             12.19+                 07/31/00
-------------------------------------------------------------------------------------------------------------
New York           Institutional     12.77%       N/A         N/A               9.20%    08/31/99    08/31/99
 Municipal Bond    Class A            9.01        N/A         N/A               6.74                 10/19/99
                   Class D           12.44        N/A         N/A               8.83                 01/31/00
-------------------------------------------------------------------------------------------------------------
Global Bond        Institutional     -0.83%      3.31%        N/A               5.24%    11/23/93    11/23/93
                   Administrative    -1.08       3.09         N/A               5.01                 08/01/96
-------------------------------------------------------------------------------------------------------------
Foreign Bond       Institutional     11.33%     10.18%        N/A               9.92%    12/03/92    12/03/92
                   Administrative    11.05       9.91         N/A               9.65                 01/28/97
                   Class A            5.83       8.69         N/A               8.83                 01/20/97
                   Class B            4.94       8.60         N/A               8.76                 01/20/97
                   Class C            8.96       8.88         N/A               8.62                 01/20/97
                   Class D           10.84       9.71         N/A               9.45                 04/08/98
-------------------------------------------------------------------------------------------------------------


                                                                         of Fund         Date of     Date of
      Fund            Class**       1 Year    5 Years    10 Years      (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Emerging           Institutional     12.92%       N/A         N/A               7.47%    07/31/97    07/31/97
 Markets Bond      Administrative    12.63        N/A         N/A               7.19                 09/30/98
                   Class A            7.40        N/A         N/A               5.71                 07/31/97
                   Class B            6.71        N/A         N/A               5.62                 07/31/97
                   Class C           10.76        N/A         N/A               6.27                 07/31/97
                   Class D           12.58        N/A         N/A               7.07                  7/31/97
-------------------------------------------------------------------------------------------------------------
Strategic          Institutional     -8.31%       N/A         N/A              11.68%    06/28/96    06/28/96
 Balanced          Administrative    -8.34        N/A         N/A              11.45                 06/30/99
                   Class A          -12.70        N/A         N/A              10.14                 05/28/99
                   Class B          -13.37        N/A         N/A              10.11                 05/28/99
                   Class C          -10.13        N/A         N/A              10.36                 05/28/99
                   Class D           -8.65        N/A         N/A              11.23                 04/08/98
-------------------------------------------------------------------------------------------------------------
Convertible        Institutional    -23.00%       N/A         N/A              11.22%    03/31/99    03/31/99
                   Administrative   -22.96        N/A         N/A              11.12                 08/01/00
                   Class A          -26.16        N/A         N/A               8.81                 05/28/99
                   Class B          -26.86        N/A         N/A               8.61                 05/28/99
                   Class C          -23.93        N/A         N/A              10.51                 05/28/99
                   Class D          -22.62        N/A         N/A              11.29                 08/01/00
-------------------------------------------------------------------------------------------------------------
StocksPLUS         Institutional    -20.93%     14.11%        N/A              15.93%    05/14/93    05/14/93
                   Administrative   -21.21      13.70         N/A              15.56                 01/07/97
                   Class A          -23.67      12.91         N/A              14.99                 01/20/97
                   Class B          -25.48      12.53         N/A              14.67                 01/20/97
                   Class C          -22.38      13.04         N/A              14.86                 01/20/97
                   Class D          -21.27      13.61         N/A              15.44                 04/08/98
-------------------------------------------------------------------------------------------------------------
European           Institutional       N/A        N/A         N/A             0.10%+     11/30/00    11/30/00
 Convertible       Class A             N/A        N/A         N/A             -4.42+                 11/30/00
-------------------------------------------------------------------------------------------------------------

  +  Unannualized

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses associated with Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum of 0.25% per annum), and (ii) administration fee charges associated with Class A, Class B and Class C shares (at a maximum differential of 0.22% per annum) and Class D shares (at a maximum differential of 0.45% per annum).

     The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund II (which was a series of PIMCO Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2001. Accordingly, "Inception Date of Fund" refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of Global Bond Fund II, total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                Total Return for Periods Ended March 31, 2001*

                                                                Since Inception   Inception   Inception
                                                                    of Fund        Date of     Date of
    Fund           Class**      1 Year    5 Years    10 Years     (Annualized)      Fund        Class
-------------------------------------------------------------------------------------------------------
Global Bond     Institutional    11.87%      8.60%     N/A                9.14%    10/02/95    02/25/98
 II             Class A           6.42       7.19      N/A                7.81                 10/02/95
                Class B           5.60       7.01      N/A                7.77                 10/02/95
                Class C           9.60       7.29      N/A                7.89                 10/02/95
-------------------------------------------------------------------------------------------------------

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

  Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund II were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Global Bond Fund II is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

  The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the Global Bond Fund II resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class' actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses
                      ---
  associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).


                 Total Return for Periods Ended March 31, 2001
        (with no adjustment for operating expenses of the Institutional
                Class for periods prior to its Inception Date)



                                                                 Since Inception
                                                                     of Fund
    Fund              Class       1 Year    5 Years   10 Years    (Annualized)
--------------------------------------------------------------------------------
Global Bond II    Institutional   11.87%    8.45%       N/A          8.96%
--------------------------------------------------------------------------------


     Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:


  DIVIDEND YIELD = (((a/b)*365)/c)

     where  a =    actual dividends distributed for the calendar month in
                   question,

            b = number of days of dividend declaration in the month in question, and

            c = net asset value (NAV) calculated on the last business day of the month in question.

     The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

     For the month ended March 31, 2001, the current distribution rates (annualized) for the Funds were as follows (Class J and Class K shares were not offered during the period listed):

                               Distribution Rate
                               -----------------

                                                 Institutional        Administrative
Fund                                                 Class                 Class          Class A    Class B    Class C    Class D
----                                             -------------        --------------      -------    -------    -------    -------
Money Market Fund                                     5.13%                 4.92%           4.93%      4.03%      4.93%       N/A
Short-Term Fund                                       7.65                  7.46            7.34       6.57       7.00       7.41%
Low Duration Fund                                     7.23                  6.98            6.77       6.04       6.26       6.93
Low Duration Fund II                                  7.22                  7.43             N/A        N/A        N/A        N/A
Low Duration Fund III                                 6.55                  6.26             N/A        N/A        N/A        N/A
GNMA                                                  7.93                   N/A             N/A        N/A        N/A        N/A
Moderate Duration Fund                                6.61                   N/A             N/A        N/A        N/A        N/A
Real Return Fund                                     12.23                 12.04           11.81      11.01      11.39      11.83
Total Return Fund                                     6.78                  6.51            6.31       5.55       5.55       6.46
Total Return Fund II                                  6.27                  6.02             N/A        N/A        N/A        N/A
Total Return Fund III                                 6.40                  5.89             N/A        N/A        N/A        N/A
Total Return Mortgage Fund                            5.66                   N/A            5.34        N/A        N/A       5.26
High Yield Fund                                       9.39                  9.14            9.12       8.36       8.34       9.09
Long-Term U.S. Govt. Fund                             6.68                  6.45            6.30       5.52       5.70        N/A
Short Duration Municipal Fund                         3.40                   N/A             N/A        N/A        N/A       3.00
Municipal Bond Fund                                   4.58                  4.34            4.23       3.48       3.75       4.23
California Municipal Bond Fund                        4.30                   N/A             N/A        N/A        N/A        N/A
California Intermediate Municipal Bond Fund           4.34                  4.08            4.01        N/A        N/A       3.99
Investment Grade Corporate Bond Fund                  7.03                   N/A             N/A        N/A        N/A        N/A
European Convertible Fund                             0.00                   N/A             N/A        N/A        N/A        N/A
New York Municipal Bond Fund                          4.69                   N/A            4.28        N/A        N/A       4.33
Global Bond Fund                                      5.27                  5.01             N/A        N/A        N/A        N/A
Global Bond Fund II                                   5.84                   N/A            5.42       4.69       4.69        N/A
Foreign Bond Fund                                     5.30                  5.04            4.86       4.10       4.08       4.85
Emerging Markets Bond Fund                            8.25                  7.99            7.93       6.95       7.12       7.85
Strategic Balanced Fund                              10.76                 10.02             N/A        N/A        N/A        N/A
Convertible Fund                                      4.08                  3.53             N/A        N/A        N/A        N/A
StocksPLUS Fund                                       0.00                  0.00             N/A        N/A        N/A        N/A

     Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Mortgage Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, the Lehman U.S. High Yield Index, indexes prepared by Lipper Analytical Services, Inc., the J.P. Morgan Global Index (Unhedged), the J.P. Morgan Emerging Markets Bond Index Plus, the Salomon Brothers 3-Month Treasury Bill Index, and the J.P. Morgan Non U.S. Index (Hedged). Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to PIMCO, should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Advertisements and information relating to the Global Bond Fund II may use data comparing the total returns of the top foreign bond market as compared to the total return of the U.S. bond market for a particular year. For instance, the following table sets forth the total return of the top foreign bond market compared to the total return for the U.S. bond market for the years 1986 through 2000. Performance is shown in U.S. dollar terms, hedged for currency rate changes and is no way indicative of the performance of the Global Bond Fund II.


                 Top Foreign
Year             Performer                             U.S.
----             ---------                             ----
1986             +13.1%          Japan                 +15.7%
1987             +12.8           UK                     +1.9
1988             +15.0           France                 +7.0
1989             +10.0           Canada                +14.4
1990             +11.0           Australia              +8.6
1991             +20.0           Australia             +15.3
1992             +10.5           UK                     +7.2
1993             +20.0           Italy                 +11.0
1994              -0.9           Japan                  -3.4
1995             +21.0           Netherlands           +18.3
1996             +18.8           Spain                  +2.7
1997             +13.5           UK                     +9.6
1998             +17.4           UK                     +8.7
1999             +10.4           Japan                  -2.4
2000             +14.0           Australia             +13.5

     Source: Salomon Brothers World Government Bond Index 1986-2000.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1996/1997 costs of college and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.

Potential College Cost Table

   Start      Public        Private        Start       Public         Private
   Year       College       College        Year        College        College
   ----       -------       -------        ----        -------        -------
   1997       $13,015       $57,165        2005        $16,487        $72,415
   1998       $13,406       $58,880        2006        $16,982        $74,587
   1999       $13,808       $60,646        2007        $17,491        $76,825
   2000       $14,222       $62,466        2008        $18,016        $79,130
   2001       $14,649       $64,340        2009        $18,557        $81,504
   2002       $15,088       $66,270        2010        $19,113        $83,949
   2003       $15,541       $68,258        2011        $19,687        $86,467
   2004       $16,007       $70,306        2012        $20,278        $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1975 to 2000 was:

     *Stocks:                      16.1%
      Bonds:                        9.8%
      T-Bills:                      6.8%
      Inflation:                    4.8%

     *Returns of unmanaged indexes do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1980-2000, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.9% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbotson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.0% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1980 through 2000 is set forth in the following table.

                                                          Mixed
Year        Stocks    Bonds    T-Bills    Inflation     Portfolio
----        ------    ------   --------   ----------    ----------
1980         32.42%   -2.76%     11.24%       12.40%        14.11%
1981         -4.91%   -1.24%     14.71%        8.94%         0.48%
1982         21.41%   42.56%     10.54%        3.87%        27.70%
1983         22.51%    6.26%      8.80%        3.80%        13.27%
1984          6.27%   16.86%      9.85%        3.95%        11.22%
1985         32.16%   30.97%      7.72%        3.77%        26.44%
1986         18.47%   19.85%      6.16%        1.13%        16.56%
1987          5.23%   -0.27%      5.47%        4.41%         3.08%
1988         16.81%   10.70%      6.35%        4.42%        12.27%
1989         31.49%   16.23%      8.37%        4.65%        20.76%
1990         -3.17%    6.78%      7.81%        6.11%         3.01%
1991         30.55%   19.89%      5.60%        3.06%        21.30%
1992          7.67%    9.39%      3.51%        2.90%         7.53%
1993          9.99%   13.19%      2.90%        2.75%         9.85%
1994          1.31%   -5.76%      3.90%        2.67%        -1.00%
1995         37.43%   27.20%      5.60%        2.54%        26.97%
1996         23.07%    1.40%      5.21%        3.32%        10.83%
1997         33.36%   12.95%      5.26%        1.70%        19.58%
1998         28.58%   10.76%      4.86%        1.61%        16.71%
1999         21.04%   -7.45%      4.68%        2.68%         6.37%
2000         -9.11%   12.87%      5.89%        3.39%         2.68%

*Returns of unmanaged indexes do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T'bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex
A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:


       Investment           Annual              Total            Total
         Period          Contribution       Contribution         Saved
         ------          ------------       ------------         -----
         30 Years             $ 1,979           $ 59,370        $200,000
         25 Years             $ 2,955           $ 73,875        $200,000
         20 Years             $ 4,559           $ 91,180        $200,000
         15 Years             $ 7,438           $111,570        $200,000
         10 Years             $13,529           $135,290        $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a PIMCO Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the PIMCO Funds should be aware that certain of the PIMCO Funds have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1997:


                 % of Income for Individuals
              Aged 65 Years and Older in 1997*
              --------------------------------
                      Social Security
Year                 and Pension Plans               Other
----                 -----------------               -----
1997                         43%                       57%

     * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income.
Source:  Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to PIMCO, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of PIMCO who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by PIMCO who assist with portfolio management and research activities on behalf of the Funds. The following lists various analysts associated with
PIMCO:  Jane Howe, Mark Hudoff, Doris Nakamura and Ray Kennedy.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson has developed model portfolios of the Funds and series of PIMCO Funds: Multi-Manager Series ("MMS") which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of MMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, PIMCO nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the Strategic Balanced Fund will vote shares of each Underlying Fund which it owns in proportion to the votes of all other shareholders in the Underlying Fund.

     As of July 9, 2001 the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Money Market Fund
Institutional Class
Combined Master Retirement Trust**                          55,689,906.130            35.92%
Val-HI
5430 LBJ Fwy Suite 1700
Dallas, TX 75240-2620

Northern Trust Custodian FBO                                25,585,836.580            16.50%*
Saint John's Hospital and Health
Center Foundation Acct
Capital Campaign
PO Box 92956
Chicago, IL 60675-2956

Charles Schwab & Co Inc**                                   13,640,618.250             8.80%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery St
San Francisco, CA 94104-4122

Columbus Circle Trust Co-SV**                               11,529,772.820              7.44%
1 Station Place Metro Center
Stamford, CT 06902

Wells Fargo Bank MN NA                                      10,822,826.550              6.98%
FBO Marin Community Foundation
PO Box 1533
Minneapolis, MN 55480-1533

Soka University of America                                   8,012,815.280              5.17%
1 University Drive
Aliso Viejo, CA 92656-8081

Administrative Class
Wells Fargo Investments LLC                                  3,914,548.610             25.09%
608 Second Ave South 8th Floor
Minneapolis, MN 55402-1916

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Maltrust & Co C/O**                                          2,322,103.020             14.88%
Eastern Bank & Trust
225 Essex St
Salem, MA 01970-3728

Wells Fargo Investments LLC                                  2,295,981.020             14.72%
Northstar Building East 8th Floor
608 Second Avenue South
Minneapolis, MN 55479-0001

Security Trust FBO Cooperative of                            1,810,564.295             11.61%
Puget Sound 403B Group Custodian Acct
2390 E. Camelback Road Suite 240
Minneapolis, MN 55479-0001

Wells Fargo Investments LLC                                  1,558,816.600              9.99%
608 Second Ave South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments LLC                                  1,067,134.850              6.84%
Northstar Building East 8th Floor
608 Second Avenue South
Minneapolis, MN 55479-0001

Class A
First Clearing Corporation                                   9,531,202.820              8.62%
Boulder Inc Pft Shar Plan
9100 Wilshire Blvd
Beverly Hills CA 90212-3415

Short-Term Fund

Institutional Class
Charles Schwab & Co Inc**                                    8,110,482.179             15.08%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Trustees of Columbia University                               4,929,34.428              9.17%
In the City of New York
475 Riverside Drive Suite 401
New York, NY 10115-0499

Denison University                                           4,291,485.316              7.98%
Director of Finance & Budget
PO Box F
Granville, OH 43023-0734

Northern Trust Company as TTEE FBO                           3,112,796.973              5.79%
Trigon Services Inc
PO Box 92956
Chicago, IL 60675-2956

Central Valley Schools Health &                              2,992,412.939              5.56%
Welfare Trust
3459 W. Shaw Ave
Fresno, CA 93711-3204

Administrative Class
Trustlynk & Co**                                               128,727.789             19.97%
Company #83
PO Box 173736
Denver, CO 80217-3736

FTC & CO                                                       102,133.740             15.84%
Datalynx
PO Box 173736
Denver, CO 80217-3736

FTC & CO                                                        94,132.637             14.60%
Datalynx
PO Box 173736
Denver, CO 80217-3736

Lau & Co**                                                      47,559.646              7.38%
C/O Frost National Bank
PO Box 2479
San Antonio, TX 78298-2479

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Trustlynk & Co**                                                43,233.288              6.71%
Company #K83
PO Box 173736
Denver, CO 80217-3736

Class A
Prudential Securities Inc FBO                                2,991,890.356             15.53%
Caspian Networks
170 Baytech Drive
San Jose CA 95134-2302

MLPF&S for the Sole Benefit**                                1,798,867.477              9.34%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**                                  204,146.502             30.81%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Donaldson Lufkin Jenrette**                                     71,439.514             10.78%
Securities Corporation Inc
PO Box 2052
Jersey City NJ 07303-9998

Class C
MLPF&S for the Sole Benefit**                                  909,282.568             21.01%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                      996,136.566             49.43%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Low Duration Fund

Institutional Class
MLTC of America FBO Dupont                                  55,630,443.385             13.75%
Savings & Investment Plan
300 Davidson Ave
Somerset, NJ 08873-4175

Charles Schwab & Co Inc                                     46,520,182.475             11.50%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Administrative Class
FIIOC as Agent for**                                         5,894,040.592             36.72%
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington, KY 41015-1987

National Financial Services Corp**                           2,919,220.985             18.18%
For the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

BNY Western Trust Co TTEE FBO                                2,350,716.533             14.64%
McClatchy Newspapers Restated
Def Comp & Investment lan
550 Kearny Street #600
San Francisco, CA 94108-2599

UMBSC & Co TTEE FBO                                          1,285,018.466              8.00%
Sonnenschein Nath & Rosenthal
PO Box 419260
Kansas City, MO 64141-6260

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Class A
MLPF&S for the Sole Benefit**                                4,089,881.022             13.59%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Richard J Steinhelper TR                                     2,430,438.177              8.07%
Michigan Tooling Association
Benefit Plans Investment Trust
28237 Orchard Lake Road
PO Box 9151
Farmington Hills MI 48333-9151

Class B
MLPF&S for the Sole Benefit**                                2,035,896.374             21.07%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**                                2,524,500.876             18.49%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                    1,802,865.808             75.30%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Exeter Trust Company-Omnibus                                   190,058.981              7.94%
PO Box 40860
Rochester NY 14604

Low Duration Fund II

Institutional Class
Mac & Co                                                    17,290,546.437           37.42%*

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Attn Mutual Fund Operations
PO Box 3198
Pittsburgh, PA 15230-3198

Marshall & Isley Trust Co TTEE                               5,031,252.792             10.89%
For Salt River Project Nuc Decomm
Attn Mutual Funds
1000 North Water Street 14th Floor
Milwaukee, WI 53202-6648

Bank of Oklahoma NA C/F                                      2,355,364.681              5.10%
Integris Retirement Pension Plan
9520 N. May Ave Suite 200
Oklahoma City, OK 73120-2711

University of Illinois Found                                 2,343,063.555              5.07%
Pooled Short Term Funds
Manager of Accounting & Donor Records
Harker Hall 1305 W. Green Street
Urbana, IL 61801

Winchester Medical Center                                    2,322,815.033              5.03%
(Operating Account)
PO Box 1334
1840 Amherst Street
Winchester, VA 22601-2808

Administrative Class
National Financial Services Corp**                               5,306.856             91.73%
For the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003


Donaldson Lufkin & Jenrette Secs**                                 478.580              8.27%
One Pershing Plaza
Jersey City, NJ 07399-0001

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Low Duration Fund III

Institutional Class
Northern Trust Co Cust                                       1,255,324.732            27.36%*
FBO St Mary's
PO Box 92956
Chicago, IL 60675-2956

LaSalle National Bank Custodian FBO                          1,040,710.815            22.68%
Loyola Academy Endowment Fund
135 S. LaSalle Street
PO Box 1443
Chicago, IL 60690-1443

Key Trust Company TTEE FBO                                     701,705.341            15.29%
Congregation of Sisters of
St Agnes
PO Box 94871
Cleveland, OH 44101-4871

Sisters of St. Joseph                                          677,092.853            14.76%
3427 Gull Road
PO Box 13
Nazareth, MI 49074-0013

National Jewish Medical &                                      573,751.322            12.50%
Research Center
Finance Dept
1400 Jackson Street
Denver, CO 80206-2762

GNMA Fund

Institutional Class
Charles Schwab & Co Inc**                                      660,658.022            72.27%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Stockton Trust Nominee Partnership                             132,272.437            14.47%
3001 East Camelback Road #100
Phoenix, AZ 85016-4427

Dawn & Co**                                                     51,998.811             5.69%
C/O Webster Trust Co NA
346 Main Street
Kensington, CT 06037-2652

Class A
CIBC World Markets Corp                                          6,609.017            12.45%
PO Box 3484
Church Street Station
New York NY 10008-3484

CIBC World Markets Corp                                          5,629.395            10.61%
PO Box 3484
Church Street Station
New York NY 10008-3484

CIBC World Markets Corp                                          3,769.785             7.10%
PO Box 3484
Church Street Station
New York NY 10008-3484

Southwest Securities Inc FBO                                     3,726.310             7.02%
Sandra Smith
PO Box 509002
Dallas TX 75250

CIBC World Markets Corp                                          3,311.709             6.24%
PO Box 3484
Church Street Station
New York NY 10008-3484

CIBC World Markets Corp                                          3,036.966             5.72%
PO Box 3484
Church Street Station
New York NY 10008-3484

                                                       Shares Beneficially        Percent of
                                                              Owned                 Class
                                                       -------------------        ----------
Class C
DLJ**                                                            5,569.602            80.55%
Securities Corporation Inc
PO Box 2052
Jersey City, NJ 07303-9998

PIMCO Advisors LP                                                  964.062            13.94%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

BSDT Cust Roth Conv IRA FBO                                        380.827             5.51%
Michael E Reed
1012 Indian Drive
Enid OK 73703

Class D
PIMCO Advisors LP                                                  964.760           100.00%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

Moderate Duration Fund

Institutional Class
Columbus Circle Trust Co-SV**                                6,972,006.064            11.58%
1 Station Place Metro Center
Stamford, CT 06902

BNY Clearing Services LLC                                    5,175,147.711             8.59%
Wendel & Co
One Wall Street 6th Floor
New York, NY 10286

Bost & Co                                                    3,522,048.998             5.85%
Mutual Fund Operations
PO Box 3198
Pittsburgh, PA 15230-3198

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Mac & Co                                   3,515,393.788              5.85%
UPMC Health System
Attn Mutual Fund Operations
PO Box 3198
Pittsburgh, PA 15230-3198

Northern Trust Bank of Texas               3,426,395.236              5.69%
Custodian for John G and Marie
Stella Kennedy Memorial Foundation
PO Box 92956
Chicago, IL 60675-2956

Northern Trust Custodian FBO               3,068,966.739              5.10%
Westlake Health Foundation
PO Box 92956
Chicago, IL 60675-2956

Real Return Fund

Institutional Class
Charles Schwab & Co Inc**                 28,356,011.054             44.71%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp**         9,050,090.385             14.27%
for the Exclusive Benefit
of Our Customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Wake Forest University                     3,575,294.853              5.64%
PO Box 7354
Winston Salem, NC 27109-7354

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Administrative Class
National Financial Services Corp**         5,560,335.753             94.09%
for the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Class A
MLPF&S for the Sole Benefit**              1,917,205.459             11.52%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**              2,055,495.846             19.27%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**              2,951,932.418             21.20%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Charles Schwab & Co Inc**
Special Custody Accounts                   5,345,124.410             38.09%
FBO Customers
101 Montgomery Street
San Francisco CA 94104-4122

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Total Return Fund

Institutional Class
Charles Schwab & Co Inc**                257,247,228.594              8.32%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Administrative Class
FIIOC As Agent for**                     109,208,127.082             18.51%
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington, KY 41015-1987

The Nikko Securities Co Ltd               81,845,737.000             13.87%
Tokyo Dia Building No5
28-23, Shinkawa 1-Chome, Chuo-Ku
Tokyo Japan

National Financial Services Corp**        80,185,852.888             13.59%
for the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Manufacturers Life Ins Co (USA)           51,036,788.757              8.65%
Attn Seg Funds/Acct
US SRS Seg Funds/Accounting
200 Bloor Street East
Toronto ON
Canada M4W 1E5

Class A
MLPF&S for the Sole Benefit**            135,206,261.026             41.43%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Class B
MLPF&S for the Sole Benefit**             31,577,509.828             28.73%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**             29,112,654.241             23.79%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                 26,070,146.659             79.91%
Special Custody Accounts
FBO Customers
101 Montgomery Street
San Francisco CA 94104-4122

Total Return Fund II

Institutional Class
Catholic Archbishop of Chicago            10,641,717.658              7.01%
155 East Superior Street
Chicago, IL 60611-2911

Charles Schwab & Co Inc**                 10,178,165.006              6.70%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp**         8,573,122.367              5.65%
for the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------

Administrative Class
Structural Iron Workers Local I            2,391,872.011             28.38%
Annuity Plan - Investors Bank &
Trust Trading Account
7700 Industrial Drive
Forest Park, IL 60130-2520

National Financial Services Corp**         1,007,083.439             11.95%
for the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Mellon Bank as Agent/Omnibus                 824,003.178              9.78%
Omnibus AIM
135 Santilli Highway
Everett, MA 02149-1906

T. Rowe Price Trust Company                  787,390.184              9.34%
FBO Western Digital
PO Box 17215
Baltimore, MD 21297-1215

American Express Trust Company               603,935.527              7.17%
for the Benefit of American Express
Trust Retirement Service Plan
PO Box 534
Minneapolis, MN 55440-0534

Total Return Fund III

Institutional Class
The Roman Catholic                        15,219,503.912             16.99%
Archbishop of Los Angeles
A Corporation Sole
3424 Wilshire Blvd
Los Angeles, CA 90010-2241

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------

BNY Clearing Services LLC                  7,461,403.428              8.33%
Wendal & Co
111 East Kilbourn Ave
Milwaukee, WI 53202-6633

Administrative Class
The Lumpkin Foundation                     1,190,612.063             92.84%
PO Box 1097
Matton, IL 61938-1097

DBTCO RS**                                    80,963.838              6.31%
Trust Operations
PO Box 747
Dubuque, IA 52004-0747

Total Return Mortgage Fund

Institutional Class
Charles Schwab & Co Inc**                  1,968,157.441           96.08%*
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Class A
Wells Fargo Investments LLC                  482,601.396             67.72%
608 Second Avenue South 8th Floor
Minneapolis MN 55402

MLPF&S for the Sole Benefit**                 78,380.420             11.00%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**                 56,587.332             28.91%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------

Bear Stearns Securities Corp                  18,999.211              9.71%
1 Metrotech Center North
Brooklyn NY 11201-3859

Class C
Raymon James & Assoc Inc                      29,760.766             10.49%
FBO Commercial Bank
880 Carillon Pkwy
St Petersburg FL 33716

DLJ**                                         17,699.423              6.24%
Securities Corporations Inc
PO Box 2052
Jersey City NJ 07303-9998

Painewebber for the Benefit of                14,450.867              5.09%
Marilyn B Leming
1804 Country Club Drive
Tullahoma TN 37388-4826

Class D
Charles Schwab & Co Inc**                    154,307.413             67.10%
Special Custody Accounts
FBO Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4122

Investment Grade Corporate Bond Fund

Institutional Class
PIMCO Advisors LP                            548,118.327          100.00%*
888 San Clemente Drive
Newport Beach, CA 92660-6309

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
High Yield Fund

Institutional Class
Charles Schwab & Co Inc**                 36,832,220.364             26.63%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Mac & Co                                  10,614,871.150              7.68%
Mutual Fund Operations
PO Box 3198
Pittsburgh PA 15230-3198

Administrative Class
National Financial Services Corp**        47,670,694.776             88.54%
For the Exclusive Benefit
of Our Customers
1 World Financial Center
200 Liberty Street
New York NY 10281-1003

FIIOC as Agent for**                       3,221,679.022              5.98%
Certain Emplyee Benefits Trams
100 Magellan Way KW1C
Covington KY 41015-1987

Class A
MLPF&S for the Sole Benefit**              4,444,782.081             15.39%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**              8,609,350.332             23.84%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Class C
MLPF&S for the Sole Benefit**              6,862,755.288             17.14%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                  3,504,823.512             78.88%
Special Custody Accounts
FBO Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4122

Long-Term U.S. Government Fund

Institutional Class
Chicago Symphony Orchestra                 3,611,809.258             16.19%
220 South Michigan Avenue
Chicago IL 60604-2596

Mea-Messa-Medna-Mea Financial              3,596,793.223             16.12%
Services Staff Ret Plan & Trust
1216 Kendale Blvd
East Lansing MI 48823-2008

Northern Trust Company FBO                 3,037,957.889             13.62%
Allianz DC Plan - Master Trust
PO Box 92956
Chicago IL 60675-2956

Charles Schwab & Co Inc**                  2,037,362.435              9.13%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

FIIOC as Agent for**                       1,751,975.796              7.85%
Certain Employee Benefits Trans
100 Magella Way KW1C
Covington KY 41015-1987

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
PFPC FBO LPL Supermarket Program           1,169,916.630              5.24%
Attn LPL/KOP
211 S Gulph Rd
King of Prussa PA 19406-3101

Administrative Class
FIIOC as Agent for**                       5,622,961.285             85.67%
Certain Employee Benefits Trans
100 Magella Way KW1C
Covington KY 41015-1987

State Street Bank & Trust Co TTEE            561,972.404              8.56%
FBO Southern California Edison
Stock Savings Plus Plan
Attn Defined Contribution Services - SPG
PO Box 351
Boston MA 02101-0351

Class A
MLPF&S for the Sole Benefit**                843,209.365              9.61%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Prudential Securities Inc FBO                463,567.082              5.28%
Familian Northwest Inc
Pension Plan
2250 N Columbia Blvd
Portland OR 97217-6957

Class B
MLPF&S for the Sole Benefit**              1,349,574.637             24.11%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                        Shares Beneficially         Percent
                                              Owned                 of Class
                                        -------------------         --------
Class C
MLPF&S for the Sole Benefit**                899,519.174             25.30%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Short Duration Municipal Income Fund

Institutional Class
Charles Schwab & Co Inc**                  1,020,996.683           73.43%*
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

PFPC FBO LPL Supermarket Program             165,107.516             11.87%
Attn LPL/KOP
211 S Gulph Rd
King of Prussa PA 19406-3101

John L. Johnson                              115,677.338              8.32%
7831 Stanford
Dallas TX 75225-8209

Class D
PIMCO Advisors LP                              1,056.750            100.00%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

Municipal Bond Fund

Institutional Class
Charles Schwab & Co Inc**                  1,585,104.706             53.45%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Frederick Henry Prince 1932 Trust**                      760,684.389             25.65%
10 S Wacker Drive Suite 2575
Chicago IL 60606-7407

First Republic Bank                                      179,185.262              6.04%
DBA First Republic Trust Co
111 Pine Street
San Francisco CA 94111-5602

Administrative Class
Jay A Pellegrini, Sr                                      76,024.474             11.40%
9 Larkspur Lane
Covington LA 70433-4428

Class A
MLPF&S for the Sole Benefit**                            212,290.089             16.46%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Painewebber for the Benefit of                           125,944.707              9.77%
Kinocheloe Property Company Ltd
PO Box 9009
Dallas TX 75209-9009

Bear Stearns Securities Corp                             117,827.683              9.14%
1 Metrotech Center North
Brooklyn NY 11201-3859

Salomon Smith Barney Inc                                  87,713.411              6.80%
333 West 34th Street 3rd Floor
New York NY 10001

Class B
MLPF&S for the Sole Benefit**                            273,833.739             27.11%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Class C
MLPF&S for the Sole Benefit**                            348,057.203             10.79%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                196,888.931             86.75%
Special Custody Accounts
FBO Customers
101 Montgomery Street
San Francisco CA 94104-4122

California Intermediate Municipal Bond Fund

Institutional Class
Brent R Harris                                         2,673,630.043             35.97%*
Elizabeth E Harris Jt WROS
1 Crest Road East
Rolling Hills CA 90274-5224

Charles Schwab & Co Inc**                              1,802,745.757             24.25%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco, CA 94104-4122

James F Muzzy & Pamela B Muzzy                           581,426.016              7.82%
TTEE U/A 01/10/89
Muzzy Family Trust
2546 Riviera Drive
Laguna Beach CA 92651-1029

William S and Nancy E Thompson                           554,166.711              7.46%
Revocable Trust
2431 Riviera Drive
Laguna Beach CA 92651-1013

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Bear Stearns Secuities Corp                              440,312.607              5.92%
1 Metrotech Center N
Brooklyn NY 11201-3870

Administrative Class
Bear Stearns Securities Corp                             105,962.438             64.71%
1 Metrotech Center N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                              15,855.544              9.68%
1 Metrotech Center N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                              10,596.765              6.47%
1 Metrotech Center N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                              10,570.711              6.46%
1 Metrotech Center N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                              10,560.180              6.45%
1 Metrotech Center N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                              10,196.471              6.23%
1 Metrotech Center N
Brooklyn NY 11201-3870

Class A
Wells Fargo Investments LLC                              859,136.892             36.11%
608 Second Avenue South 8th Floor
Minneapolis MN 55402

Salomon Smith Barney Inc                                 596,624.154            250.76%
333 West 34th Street 3rd Floor
New York NY 10001

Wells Fargo Investments LLC                              333,829.413             14.03%
608 Second Avenue South 8th Floor
Minneapolis MN 55402

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Class D
Charles Schwab & Co Inc**                                 26,200.861             91.49%
Special Custody Accounts
FBO Customers
101 Montgomery Street
San Francisco CA 94104-4122

National Investors Services Corp**                         2,438.456              8.51%
For Exclusive Benefit
of Our Customers
55 Water Street 32nd Floor
New York NY 10041-3299

California Municipal Bond Fund

Institutional Class
James F Muzzy & Pamela B Muzzy                           329,449.593             29.34%*
TTEES U/A 01/10/89
Muzzy Family Trust
2546 Riviera Drive
Laguna Beach, CA 92651-1029

William C Powers                                         329,449.593             29.34%*
2012 The Strand
Manhattan Beach CA 90266-4559

Chris P. Dialynas                                        164,724.794             14.67%
2140 Mesa Drive
Newport Beach CA 92660-1709

William S and Nancy E Thompson                           109,816.530              9.78%
Revocable Trust
2431 Riviera Drive
Laguna Beach CA 92651-1013

Morris Exploration Fund 1997 LP                           98,096.956              8.74%
2500 Sand Hill Road Suite 240
Menlo Park CA 94025-7063

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
The Morris 1992 Annuity Trust                             91,357.300              8.14%
2500 Sand Hill Road Suite 240
Menlo Park CA 94025-7063

Class A
MLPF&S for the Sole Benefit**                             29,641.420             34.03%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

US Clearing Corp                                          24,395.729             28.01%
26 Broadway
New York NY 10004-1798

John A Becker                                             16,825.341             19.32%
239 El Dorado Dr
Pittsburgh CA 94565

DLJ**                                                      7,850.573              9.01%
Securities Corporation inc
PO Box 2052
Jersey City NJ 07303-9998

Class D
PIMCO Advisors LP                                          1,046.717            100.00%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

New York Municipal Bond Fund

Institutional Class
PIMCO Advisors LP                                        326,677.586             84.18%*
888 San Clemente Drive
Newport Beach, CA 92660-6309

BALSA & CO C/O Chase Manhattan Bank                       32,527.881              8.38%
Attn Mutual Fund Department
16 HCB 040
PO Box 2558
Houston TX 77252-2558

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Lazard Greres and Co LLC                                  28,875.524              7.44%
Peter Shawn
30 Rockefeller Plaze Floor 60
New York NY 10112-0002

Class A
Primevest Financial Services FBO                           9,894.149             35.38%
Stephanie Levi TTEE
400 First Street S Suite 300
PO Box 283
St Cloud MN 56302

Ronald L Krzanowicz                                        6,901.835             24.68%
Rosemarie Krzanowicz JTWROS
145 Nickter Road
Lancaster NY 14086-9700

MLPF&S for the Sole Benefit**                              3,785.377             13.54%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Faith W Yurenka and                                        1,496.596              5.35%
Daniel R Yurenka JTWROS
1352 Co Hwy 16
Burlington Flats NY 13315

Class D
National Investors Services Corp**                         9,609.700             89.81%
for Exclusive Benefit
of Our Customers
55 Water Street 32nd Floor
New York NY 10041-3299

PIMCO Advisors LP                                          1,090.713             10.19%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Global Bond Fund

Institutional Class
Blue Cross Blue Shield of                              9,618,632.791           25.27%*
Massachusetts Inc - Managed Care
Landmark Center Treasury 01/07
401 Park Drive
Boston MA 02215-3325

Regents of the University of MN                        5,203,851.050             13.67%
1300 S 2nd Street Room 205D
Minneapolis MN 55454-1075

Blue Cross Blue Shield of                              5,202,220.319             13.67%
Massachusetts Inc - Managed Care
Landmark Center Treasury 01/07
401 Park Drive
Boston MA 02215-3325

The American University in Cairo                       2,298,433.811              6.04%
AUC Endowment
420 5th Avenue
New York NY 10018-2729

Administrative Class
FIIOC as Agent for**                                     253,802.507             94.77%
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

Global Bond Fund II

Institutional Class
Weil Gotshal & Manges                                  2,199,299.175           33.47%*
Partners Pension Trust
C/O The Citibank Private Bank
120 Broadway 2nd Floor/Zone 2
New York NY 10271-0002

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
Mac & Co                                               1,750,188.467             26.64%
Mutual Fund Operations
PO Box 3198
Pittsburgh PA 15230-3198

MAC & CO                                               1,277,829.094             19.45%
GMP Employers Retiree Trust
Mutual Fund Operations
PO Box 3198
Pittsburgh PA 15230-3198

Weil Gotshal & Manges                                    634,086.766              9.65%
Partners Pension Trust
C/O The Citibank Private Bank
120 Broadway 2nd Floor/Zone 2
New York NY 10271-0002

American University in Cairo                             331,892.752              5.05%
AUC US Aid Endowment
420 5th Avenue
New York NY 10018-2729

Class A
MLPF&S for the Sole Benefit**                             19,570.913              6.37%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484


Class B
MLPF&S for the Sole Benefit**                            101,230.024             17.87%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**                             58,835.613             10.54%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                                Shares Beneficially         Percent of
                                                      Owned                   Class
                                                ---------------------------------------
DLJ**                                                     50,639.798              9.07%
Securities Corporation Inc
PO Box 2052
Jersey City NY 07303-9998

Foreign Bond Fund

Institutional Class
Charles Schwab & Co Inc**                             26,969,281.437             57.22%*
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery St
San Francisco CA 94104-4122

PFPC FBO LPL Supermarket Program                       2,787,529.696              5.91%
Attn LPL/KOP
211 S Gulph Rd
King of Prussa PA 19406-3101

National Financial Services**                          2,572,955.187              5.46%
Corp for Exclusive Benfit of
Our Customers
PO Box 3908
Church Street Station
New York NY 10008-3908

Administrative Class
National Financial Services**                          1,118,711.680             68.56%
Corp for Exclusive Benfit of
Our Customers
PO Box 3908
Church Street Station
New York NY 10008-3908

Class A
Advest Inc                                               772,299.300              8.86%
90 State House Square
Hartford CT 06103

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Class B
MLPF&S for the Sole Benefit**                160,407.795              5.56%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                  2,621,127.442             83.07%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco CA 94104-4122

Emerging Markets Bond Fund

Institutional Class
IBM Retirement Plan                        2,614,854.640           41.39%*
Long Duration II
C/O Chase Manhattan Bank
Global Securities Services
3 Chase Metrotech Center 7th Floor
Brooklyn NY 11245-0001

Bankers Trust Company C/O BT               1,226,042.712             19.40%
Services Tennessee Inc
Sentara Healthcare Acct
648 Grassmere Business Park Rd
Advisor Services Group 2nd Floor
Nashville TN 37211

State Street Bank & Trust FBO              6,491,144.353             10.27%
Hallmark Master Trust
Master Trust Services Division
PO Box 1992
Boston MA 02105-1992

Charles Schwab & Co Inc**                    521,246.566              8.25%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco CA 94104-4122

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Employees Retirement Plan                    422,524.841              6.69%
of Sentara Health CA
C/O Bankers Trust Company
Advisor Services Group 2nd Floor
648 Grassmere Business Park Road
Nashville TN 37211

Administrative Class
Centurion Trust Company**                    962,579.348             99.87%
FBO Omnibus/Centurion Cap Mgmt
2425 EB Camelback Road Suite 530
Phoenix AZ 85016

Class A
Painewebber for the Benefit of                39,130.435             21.77%
Larry Schwartz
125 Lorraine Ave
Upper Montclair NJ 07043-2304

MLPF&S for the Sole Benefit**                 27,909.280             15.53%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Painewebber for the Benefit of                19,212.963             10.69%
Janet Schwartz Feldman
5 Cherry Lane
Kings Point NY 11024-1121

Painewebber for the Benefit of                17,670.250              9.83%
Leon H Brush &
Natalie S Brush JTWROS
5961 Midnight Pass Rd #313
Sarasota FL 34242-8749

Class B
MLPF&S for the Sole Benefit**                 79,418.506             30.71%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Painewebber for the Benefit of                19,933.594              7.71%
Automation Technologies Council
PO Box 3724
900 Victors Way Suite 132
Ann Arbor MI 48108-1779

Class C
MLPF&S for the Sole Benefit**                 43,790.992             34.08%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Painewebber for the Benefit of                21,209.639             16.50%
James R Sulat
150 Tobin Clark Drive
Hillsborough CA 94010-7444

Class D
PIMCO Advisors LP                              1,370.415            100.00%
888 San Clemente Drive
Newport Beach CA 92660

Strategic Balanced Fund

Institutional Class
Carpenters Health & Security               2,626,009.128           58.54%*
Trust of Western Washington
PO Box 1929
Seattle WA 98111-1929

California Water Service Co                  604,395.702             13.47%
Dominquez Pension Plan
1720 N 1st Street
San Jose CA 95112-4598

BNY Western Trust Co TTEE                    468,805.940             10.45%
Pacific Life Insurance Co
Retirement Incentive Savings Plan
700 S Flower Street 2nd Floor
Los Angeles CA 90017-4101

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
The Northern Trust Company TTEE              309,972.564              6.91%
FBO Ameron 401K
PO Box 92956
Chicago IL 60675-2956

Wells Fargo Bank MN NA FBO                   292,933.395              6.53%
Music Center Retirement Plan
PO Box 1533
Minneapolis MN 55480-1533

Administrative Class
Wells Fargo Bank MN NA FBO                    47,422.559             67.45%
Affiliated Medical Centers PSP
PO Box 1533
Minneapolis MN 55480-1533

Wells Fargo Bank MN NA FBO                    22,882.562             32.55%
Affiliated Med Center Pension Plan
PO Box 1533
Minneapolis MN 55480-1533

Class A
Prudential Securities Inc FBO                 40,053.812             11.03%
Prudential Securities Services
Administrator for Plan
MSSA-ILA Local 1985 401K
PO Box 15040
New Brunswick NJ 08906-5040

AG Edwards & Sons Inc C/F                     19,294.484              5.31%
Roy A Vandermeer
IRA Account
2121 Jamieson ave Unit 2111
Alexandria VA 22314-5717

Class B
MLPF&S for the Sole Benefit**                130,324.139             15.55%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Class C
MLPF&S for the Sole Benefit**                348,122.645             24.66%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

BSDT Cust IRA                                 89,062.665              6.31%
FBO M Louise Brouillette
7846 Olympia Drive
West Palm Beach FL 33411-5783

Class D
Charles Schwab & Co Inc**                     87,082.494             95.87%
Special Custody Accounts
FBO Customers
101 Montgomery Street
San Francisco CA 94104-4122

Convertible Fund

Institutional Class
Charles Schwab & Co Inc**                    298,422.355             12.82%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco CA 94104-4122

Mac & Co                                     176,624.463              7.59%
Mutual Fund Operations
PO Box 3198
Pittsburgh PA 15230-3198

State Street Bank & Trust                    136,762.104              5.88%
FBO Pacific Gas & Electric Co
Retirement Plan Master
1 Enterprise Drive
North Quincy MA 02171-2126

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Bankers Trust Co FBO                         133,438.414              5.73%
Lockheed Martin Master Ret Trust
648 Grassmere Business Park Road
Nashville TN 37211

Administrative Class
Bear Stearns Securities Corp                  27,605.245             97.38%
1 Metrotech Center North
Brooklyn NY 11201-3870

Class A
Dean Witter for the Benefit of               148,615.897             28.24%
American Osteopathic Association
PO Box 250 Church Street Station
New York NY 10008-0250

MLPF&S for the Sole Benefit**                 38,919.599              7.40%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**                195,308.306             35.43%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**                179,508.451             15.93%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class D
PIMCO Advisors LP                                680.752            100.00%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
European Convertible Fund

Institutional Class
PIMCO Advisors LP                            502,712.879            100.00%*
888 San Clemente Drive Suite 100
Newport Beach CA 92660

Class A
PIMCO Advisors LP                              1,006.227            100.00%
888 San Clemente Drive Suite 100
Newport Beach CA 92660

StocksPLUS Fund

Institutional Class
Strategic Balanced Portfolio               4,343,507.021             10.78%
PIMCO Advisors LP
888 San Clemente Drive Suite 100
Newport Beach CA 92660

Charles Schwab & Co Inc**                  4,151,958.276             10.31%
Special Custody Account for the
Exclusive Benefit of Our Customers
101 Montgomery Street
San Francisco CA 94104-4122

Citibank NA TTEE FBO Safeway               3,799,799.467              9.43%
Multiple Employer Retirement Plan
5918 Stoneridge Mall Road
Pleasanton CA 94588-3229

Firstar Tr Co Agent                        2,821,969.948              7.01%
Firstar Des Moines TTEE
Iowa Methodist Medical Center
PO Box 1787
Milwaukee WI 53201-1787

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Pacific Mutual Life Insurance Co           2,037,518.464              5.06%
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach CA 92660-6397

Administrative Class
The Colorado County Officials and          3,129,862.356             82.44%
Employees Retirement Association
4949 S Syracuse Street Suite 400
Denver CO 80237-2747

Transamerica Life Insurance &                254,146.863              6.69%
Annuity Company (TI)
PO Box 30368
Los Angeles CA 90030-0368

Class A
MLPF&S for the Sole Benefit**              1,618,493.820             14.99%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class B
MLPF&S for the Sole Benefit**              3,676,571.793             15.90%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

Class C
MLPF&S for the Sole Benefit**              1,957,768.465              9.50%
of its Customers
4800 Deer Lake Drive E Floor 3
Jacksonville FL 32246-6484

                                         Shares Beneficially        Percent
                                               Owned                of Class
                                         -------------------        --------
Class D
Charles Schwab & Co Inc**                    223,417.871             81.45%
Special Custody Accounts
FBO Custmomers
Attn Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4122

Strafe & Co FAO                               17,515.325              6.39%
Edwin E. Wilma D Parker LLC OIAA
PO Box 160
Westerville OH 43086

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

**  Shares are believed to be held only as nominee.

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed Money Market Fund and Total Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Funds:
Equity Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund II

     On January 17, 1997, the Global Income Fund, a former series of PIMCO Advisors Funds, was reorganized as a series of the Trust, and was renamed the Global Bond Fund II. All information presented for this Fund prior to that date represents its operational history as a series of PIMCO Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from September 30 to March 31.

Code of Ethics

     The Trust and PIMCO have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri serves as transfer agent and dividend disbursing agent for the Institutional Class, Administrative Class, J Class and K Class shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode Island 02940-9688 serves as transfer agent and dividend disbursing agent for the Class A, Class B, Class C and Class D shares of the Funds.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the Money Market and Total Return II Funds. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

Counsel

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Financial statements for the Trust as of March 31, 2001 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon dated May 23, 2001, are incorporated by reference from the Trust's 2001 Annual Reports. A copy of the Reports delivered with this Statement of Additional Information should be retained for future reference.